Portfolio of Investments July 31, 2025
Core Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 0.8%
182,290 (a) Tesla, Inc $ 56,194,538
TOTAL AUTOMOBILES & COMPONENTS 56,194,538
BANKS - 3.2%
1,489,228 Citigroup, Inc 139,540,664
1,147,770 Wells Fargo & Co 92,544,695
TOTAL BANKS 232,085,359
CAPITAL GOODS - 11.9%
753,804 Carrier Global Corp 51,726,031
174,018 Cummins, Inc 63,972,497
354,101 Eaton Corp plc 136,229,737
449,961 Howmet Aerospace, Inc 80,889,489
135,546 Parker-Hannifin Corp 99,206,117
914,925 RTX Corp 144,164,732
272,494 Trane Technologies plc 119,374,172
27,887 TransDigm Group, Inc 44,855,124
147,762 United Rentals, Inc 130,464,980
TOTAL CAPITAL GOODS 870,882,879
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.7%
1,411,371 (a) Amazon.com, Inc 330,416,065
17,096 (a) Autozone, Inc 64,424,224
84,550 Home Depot, Inc 31,072,971
495,923 TJX Cos, Inc 61,757,291
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 487,670,551
CONSUMER SERVICES - 2.3%
1,980,235 (a) Carnival Corp 58,951,596
1,185,599 (a) Chipotle Mexican Grill, Inc (Class A) 50,838,485
308,553 Expedia Group, Inc 55,607,422
TOTAL CONSUMER SERVICES 165,397,503
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.6%
131,381 Costco Wholesale Corp 123,450,843
1,403,143 Walmart, Inc 137,479,951
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 260,930,794
ENERGY - 0.4%
197,435 Chevron Corp 29,939,043
TOTAL ENERGY 29,939,043
FINANCIAL SERVICES - 7.9%
211,965 Ameriprise Financial, Inc 109,838,143
1,222,260 Bank of New York Mellon Corp 123,998,277
79,681 (a) Berkshire Hathaway, Inc 37,599,870
277,625 Mastercard, Inc (Class A) 157,266,234
419,966 Visa, Inc (Class A) 145,085,654
TOTAL FINANCIAL SERVICES 573,788,178
FOOD, BEVERAGE & TOBACCO - 0.9%
1,073,790 Altria Group, Inc 66,510,553
TOTAL FOOD, BEVERAGE & TOBACCO 66,510,553
HEALTH CARE EQUIPMENT & SERVICES - 5.5%
867,703 (a) Boston Scientific Corp 91,039,399
556,234 (a) Edwards Lifesciences Corp 44,114,918
358,080 HCA, Inc 126,756,739
489,355 (a) Veeva Systems, Inc 139,074,691
TOTAL HEALTH CARE EQUIPMENT & SERVICES 400,985,747
INSURANCE - 1.5%
535,567 Arch Capital Group Ltd 46,090,896
280,153 Progressive Corp 67,808,232
TOTAL INSURANCE 113,899,128
MATERIALS - 2.0%
1,409,969 Freeport-McMoRan, Inc (Class B) 56,737,153

Core Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
188,167 (a) Linde plc $ 86,605,743
TOTAL MATERIALS 143,342,896
MEDIA & ENTERTAINMENT - 8.8%
532,240 Alphabet, Inc 102,647,806
679,772 Alphabet, Inc (Class A) 130,448,247
404,270 Meta Platforms, Inc 312,678,589
829,711 Walt Disney Co 98,826,877
TOTAL MEDIA & ENTERTAINMENT 644,601,519
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.4%
109,668 (a) Alnylam Pharmaceuticals, Inc 43,016,176
87,828 Eli Lilly & Co 64,998,868
424,980 Johnson & Johnson 70,011,205
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 178,026,249
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.0%
1,022,306 Broadcom, Inc 300,251,272
75,856 KLA Corp 66,679,700
1,081,218 Lam Research Corp 102,542,715
3,929,672 Nvidia Corp 698,970,759
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,168,444,446
SOFTWARE & SERVICES - 15.3%
4,744,477 Gen Digital, Inc 139,914,627
217,667 Intuit, Inc 170,896,892
1,171,922 Microsoft Corp 625,220,387
538,310 (a) Palantir Technologies, Inc 85,241,388
231,218 Salesforce, Inc 59,730,546
157,271 (a) Snowflake, Inc 35,150,068
TOTAL SOFTWARE & SERVICES 1,116,153,908
TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
1,592,852 Apple, Inc 330,628,290
1,650,840 Cisco Systems, Inc 112,389,187
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 443,017,477
TRANSPORTATION - 1.3%
1,100,606 (a) Uber Technologies, Inc 96,578,177
TOTAL TRANSPORTATION 96,578,177
UTILITIES - 2.9%
1,112,746 Alliant Energy Corp 72,339,618
1,221,952 American Electric Power Co, Inc 138,251,649
TOTAL UTILITIES 210,591,267
TOTAL COMMON STOCKS
(Cost $4,465,682,847) 7,259,040,212
TOTAL LONG-TERM INVESTMENTS
(Cost $4,465,682,847) 7,259,040,212
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.1%
$ 4,000,000 Federal Home Loan Bank Discount Notes 0 .000% 09/12/25 3,979,790
TOTAL GOVERNMENT AGENCY DEBT 3,979,790
REPURCHASE AGREEMENT - 0.1%
6,201,000 (b) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 6,201,000
TOTAL REPURCHASE AGREEMENT 6,201,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,181,073) 10,180,790
TOTAL INVESTMENTS - 99.7%
(Cost $4,475,863,920) 7,269,221,002
OTHER ASSETS & LIABILITIES, NET - 0.3% 23,696,378
NET ASSETS - 100.0% $ 7,292,917,380

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $6,201,751 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 7/31/27, valued at $6,325,138.
Fund Level 1 Level 2 Level 3 Total
Core Equity
Long-Term Investments
:
Common stocks $7,259,040,212 $— $— $7,259,040,212
Short-Term Investments
:
Government agency debt — 3,979,790 — 3,979,790
Repurchase agreement — 6,201,000 — 6,201,000
Total $7,259,040,212 $10,180,790 $— $7,269,221,002
1 1 1 1 1

Large Cap Growth
Portfolio of Investments July 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 2.2%
449,578 (a) Tesla, Inc $ 138,591,410
TOTAL AUTOMOBILES & COMPONENTS 138,591,410
BANKS - 0.5%
380,810 Wells Fargo & Co 30,704,710
TOTAL BANKS 30,704,710
CAPITAL GOODS - 4.2%
344,958 (a) Boeing Co 76,525,483
204,564 General Electric Co 55,453,209
124,117 Quanta Services, Inc 50,407,637
22,018 TransDigm Group, Inc 35,415,072
366,763 Vertiv Holdings Co 53,400,693
TOTAL CAPITAL GOODS 271,202,094
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
619,490 Experian Group Ltd 32,641,379
242,353 Waste Connections, Inc 45,240,034
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 77,881,413
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 10.7%
2,769,690 (a) Amazon.com, Inc 648,412,126
9,574 (a) Autozone, Inc 36,078,470
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 684,490,596
CONSUMER DURABLES & APPAREL - 0.7%
3,490 (a) NVR, Inc 26,347,720
3,796,300 PRADA S.p.A 20,662,759
TOTAL CONSUMER DURABLES & APPAREL 47,010,479
CONSUMER SERVICES - 4.8%
14,848 Booking Holdings, Inc 81,724,283
4,289,011 (a) Carnival Corp 127,683,857
69,458 (a) Flutter Entertainment plc 21,036,338
68,199 (a) Flutter Entertainment plc 20,613,830
604,632 Starbucks Corp 53,908,989
TOTAL CONSUMER SERVICES 304,967,297
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.7%
45,060 Costco Wholesale Corp 42,340,178
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 42,340,178
FINANCIAL SERVICES - 7.0%
36,015 (a),(b) Adyen NV 61,771,149
573,890 (a) Chime Financial, Inc 19,747,555
3,133,698 (a) Grab Holdings Ltd 15,323,783
255,512 KKR & Co, Inc 37,452,949
682,057 (a) PayPal Holdings, Inc 46,898,239
3,897,569 (c) Rocket Cos, Inc 57,567,094
615,278 Visa, Inc (Class A) 212,560,091
TOTAL FINANCIAL SERVICES 451,320,860
FOOD, BEVERAGE & TOBACCO - 1.0%
455,000 Mondelez International, Inc 29,433,950
629,789 (a) Monster Beverage Corp 37,000,104
TOTAL FOOD, BEVERAGE & TOBACCO 66,434,054
HEALTH CARE EQUIPMENT & SERVICES - 2.3%
595,267 (a) DexCom, Inc 48,079,716
126,936 (a) Intuitive Surgical, Inc 61,067,640
122,109 (a) Veeva Systems, Inc 34,703,378
TOTAL HEALTH CARE EQUIPMENT & SERVICES 143,850,734
INSURANCE - 1.2%
323,803 Progressive Corp 78,373,278
TOTAL INSURANCE 78,373,278
MEDIA & ENTERTAINMENT - 11.2%
1,612,389 Alphabet, Inc 310,965,343

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
522,854 (a) Liberty Media Corp-Liberty Formula One (Class C) $ 52,468,399
333,484 Meta Platforms, Inc 257,929,865
292,050 (a) ROBLOX Corp 40,241,569
484,101 Walt Disney Co 57,661,270
TOTAL MEDIA & ENTERTAINMENT 719,266,446
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.4%
131,500 Eli Lilly & Co 97,319,205
544,978 Galderma Group AG. 83,990,977
60,910 Regeneron Pharmaceuticals, Inc 33,223,969
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 214,534,151
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
367,531 (a) CoStar Group, Inc 34,985,276
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 34,985,276
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.5%
382,216 Applied Materials, Inc 68,821,813
193,238 (a),(c) ARM Holdings plc (ADR) 27,319,022
1,315,369 Broadcom, Inc 386,323,875
4,495,539 Nvidia Corp 799,621,523
870,000 Taiwan Semiconductor Manufacturing Co Ltd 33,494,350
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,315,580,583
SOFTWARE & SERVICES - 20.3%
223,021 (a) Atlassian Corp Ltd 42,770,967
98,001 (a) Crowdstrike Holdings, Inc 44,548,315
250,205 (a) Figma, Inc 28,898,678
103,037 Intuit, Inc 80,897,440
1,469,234 Microsoft Corp 783,836,339
285,529 (a) Palo Alto Networks, Inc 49,567,834
135,356 Roper Industries, Inc 74,499,942
253,355 Salesforce, Inc 65,449,197
69,726 (a) ServiceNow, Inc 65,759,985
290,205 (a) Snowflake, Inc 64,860,818
TOTAL SOFTWARE & SERVICES 1,301,089,515
TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
1,616,500 Apple, Inc 335,536,905
622,668 (a) Arista Networks, Inc 76,725,151
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 412,262,056
UTILITIES - 0.7%
133,499 Constellation Energy Corp 46,436,292
TOTAL UTILITIES 46,436,292
TOTAL COMMON STOCKS
(Cost $2,341,713,378) 6,381,321,422
TOTAL LONG-TERM INVESTMENTS
(Cost $2,341,713,378) 6,381,321,422

Large Cap Growth

Portfolio of Investments July 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
12,024,007 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4.320% (e) $ 12,024,007
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $12,024,007) 12,024,007
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.5%
$ 32,989,000 (f) Fixed Income Clearing Corporation (FICC) 4.360 08/01/25 32,989,000
TOTAL REPURCHASE AGREEMENT 32,989,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $32,989,000) 32,989,000
TOTAL INVESTMENTS - 100.3%
(Cost $2,386,726,385) 6,426,334,429
OTHER ASSETS & LIABILITIES, NET - (0.3)% (20,335,147)
NET ASSETS - 100.0% $ 6,405,999,282
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $61,771,149 or 1.0% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $37,240,932.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $32,992,995 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $33,648,973.

Fund Level 1 Level 2 Level 3 Total
Large Cap Growth
Long-Term Investments
:
Common stocks $6,127,724,470 $253,596,952 $— $6,381,321,422
Investments purchased with collateral from securities lending 12,024,007 — — 12,024,007
Short-Term Investments
:
Repurchase agreement — 32,989,000 — 32,989,000
Total $6,139,748,477 $286,585,952 $— $6,426,334,429
1 1 1 1 1

Large Cap Value
Portfolio of Investments July 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
BANKS - 10.5%
2,998,492 Bank of America Corp $ 141,738,717
1,008,667 Fifth Third Bancorp 41,930,287
882,652 JPMorgan Chase & Co 261,476,829
391,124 PNC Financial Services Group, Inc 74,419,163
1,752,065 Wells Fargo & Co 141,269,001
TOTAL BANKS 660,833,997
CAPITAL GOODS - 13.3%
489,319 (a) Boeing Co 108,550,527
105,941 Deere & Co 55,552,282
422,227 Dover Corp 76,482,199
319,529 Eaton Corp plc 122,929,197
684,452 Emerson Electric Co 99,594,610
319,747 Honeywell International, Inc 71,095,745
609,029 Masco Corp 41,493,146
149,141 Parker-Hannifin Corp 109,156,298
842,577 RTX Corp 132,764,858
55,100 Trane Technologies plc 24,138,208
TOTAL CAPITAL GOODS 841,757,070
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.7%
618,272 (a) Amazon.com, Inc 144,743,658
212,161 Home Depot, Inc 77,971,289
732,505 (a) O'Reilly Automotive, Inc 72,019,892
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 294,734,839
CONSUMER DURABLES & APPAREL - 1.2%
9,788 (a) NVR, Inc 73,894,408
TOTAL CONSUMER DURABLES & APPAREL 73,894,408
CONSUMER SERVICES - 1.9%
10,428 Booking Holdings, Inc 57,396,337
243,409 Hilton Worldwide Holdings, Inc 65,253,085
TOTAL CONSUMER SERVICES 122,649,422
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
1,056,754 Walmart, Inc 103,540,757
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 103,540,757
ENERGY - 6.6%
426,480 Chevron Corp 64,671,427
907,597 ConocoPhillips 86,530,298
595,456 EOG Resources, Inc 71,466,629
1,148,918 Exxon Mobil Corp 128,265,206
489,407 Valero Energy Corp 67,200,475
TOTAL ENERGY 418,134,035
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
786,679 Prologis, Inc 84,001,583
259,644 Simon Property Group, Inc 42,527,091
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 126,528,674
FINANCIAL SERVICES - 11.3%
309,885 American Express Co 92,751,679
316,056 (a) Berkshire Hathaway, Inc 149,140,505
84,267 BlackRock, Inc 93,200,145
751,371 Charles Schwab Corp 73,431,488
321,038 (a) Fiserv, Inc 44,605,020
158,148 Goldman Sachs Group, Inc 114,434,311
520,034 Intercontinental Exchange, Inc 96,117,884
351,255 KKR & Co, Inc 51,486,958
TOTAL FINANCIAL SERVICES 715,167,990
FOOD, BEVERAGE & TOBACCO - 2.1%
861,788 Mondelez International, Inc 55,749,066

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
480,512 Philip Morris International, Inc $ 78,827,993
TOTAL FOOD, BEVERAGE & TOBACCO 134,577,059
HEALTH CARE EQUIPMENT & SERVICES - 5.6%
885,677 Abbott Laboratories 111,763,581
226,916 Cigna Group 60,672,800
174,975 Elevance Health, Inc 49,531,923
165,385 HCA, Inc 58,544,636
299,703 UnitedHealth Group, Inc 74,793,881
TOTAL HEALTH CARE EQUIPMENT & SERVICES 355,306,821
HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
714,164 Procter & Gamble Co 107,460,257
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 107,460,257
INSURANCE - 4.8%
1,035,656 American International Group, Inc 80,397,975
287,990 Chubb Ltd 76,616,860
401,314 Marsh & McLennan Cos, Inc 79,941,749
833,794 Metlife, Inc 63,326,654
TOTAL INSURANCE 300,283,238
MATERIALS - 4.4%
891,572 DuPont de Nemours, Inc 64,104,027
247,498 (a) Linde plc 113,913,429
141,006 Reliance Steel & Aluminum Co 40,910,071
1,278,423 Smurfit WestRock plc 56,736,413
TOTAL MATERIALS 275,663,940
MEDIA & ENTERTAINMENT - 5.5%
938,814 Alphabet, Inc 181,059,668
791,323 Comcast Corp (Class A) 26,295,663
39,641 Meta Platforms, Inc 30,659,935
944,226 Walt Disney Co 112,466,759
TOTAL MEDIA & ENTERTAINMENT 350,482,025
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
276,376 AbbVie, Inc 52,240,592
342,709 Danaher Corp 67,568,506
840,622 Johnson & Johnson 138,484,068
1,007,742 Sanofi (ADR) 45,993,345
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 304,286,511
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
268,965 Analog Devices, Inc 60,417,608
403,723 Applied Materials, Inc 72,694,363
175,798 Broadcom, Inc 51,631,873
519,641 Lam Research Corp 49,282,753
420,660 Micron Technology, Inc 45,910,832
238,952 NXP Semiconductors NV 51,080,769
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 331,018,198
SOFTWARE & SERVICES - 2.8%
310,362 Accenture plc 82,897,690
145,949 Microsoft Corp 77,863,792
74,335 Oracle Corp 18,863,993
TOTAL SOFTWARE & SERVICES 179,625,475
TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
1,086,244 Cisco Systems, Inc 73,951,492
436,000 TE Connectivity plc 89,707,000
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 163,658,492
TELECOMMUNICATION SERVICES - 0.7%
186,682 T-Mobile US, Inc 44,506,856
TOTAL TELECOMMUNICATION SERVICES 44,506,856
TRANSPORTATION - 1.9%
121,023 FedEx Corp 27,047,430

Large Cap Value

Portfolio of Investments July 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
412,463 Union Pacific Corp $ 91,554,412
TOTAL TRANSPORTATION 118,601,842
UTILITIES - 4.5%
613,272 Ameren Corp 62,020,197
575,708 American Electric Power Co, Inc 65,135,603
739,724 Duke Energy Corp 89,980,027
900,574 NextEra Energy, Inc 63,994,789
TOTAL UTILITIES 281,130,616
TOTAL COMMON STOCKS
(Cost $3,891,452,127) 6,303,842,522
TOTAL LONG-TERM INVESTMENTS
(Cost $3,891,452,127) 6,303,842,522
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Farm Credit Discount Notes 0 .000% 09/08/25 4,977,088
TOTAL GOVERNMENT AGENCY DEBT 4,977,088
REPURCHASE AGREEMENT - 0.5%
35,219,000 (b) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 35,219,000
TOTAL REPURCHASE AGREEMENT 35,219,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,196,675) 40,196,088
TOTAL INVESTMENTS - 100.3%
(Cost $3,931,648,802) 6,344,038,610
OTHER ASSETS & LIABILITIES, NET - (0.3)% (21,349,954)
NET ASSETS - 100.0% $ 6,322,688,656
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $35,223,265 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $35,923,408.

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Value
Long-Term Investments
:
Common stocks $6,303,842,522 $— $— $6,303,842,522
Short-Term Investments
:
Government agency debt — 4,977,088 — 4,977,088
Repurchase agreement — 35,219,000 — 35,219,000
Total $6,303,842,522 $40,196,088 $— $6,344,038,610
1 1 1 1 1

Quant Mid Cap Growth
Portfolio of Investments July 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
CAPITAL GOODS - 17.2%
35,570 Allison Transmission Holdings, Inc $ 3,203,790
61,210 Armstrong World Industries, Inc 11,517,886
14,475 (a) Axon Enterprise, Inc 10,935,718
62,960 BWX Technologies, Inc 9,565,513
19,780 Comfort Systems USA, Inc 13,911,274
242,860 (a) Core & Main, Inc 15,455,610
25,710 EMCOR Group, Inc 16,132,768
46,980 Fastenal Co 2,167,187
4,210 Ferguson Enterprises, Inc 940,219
22,630 FTAI Aviation Ltd 3,114,114
44,920 HEICO Corp (Class A) 11,593,403
53,500 Howmet Aerospace, Inc 9,617,695
7,270 Quanta Services, Inc 2,952,565
456,960 (a) StandardAero, Inc 13,046,208
170,095 Vertiv Holdings Co 24,765,832
TOTAL CAPITAL GOODS 148,919,782
COMMERCIAL & PROFESSIONAL SERVICES - 4.5%
111,110 Booz Allen Hamilton Holding Corp 11,925,436
202,250 (a) ExlService Holdings, Inc 8,783,718
52,330 Rollins, Inc 2,996,939
7,770 Veralto Corp 814,529
51,105 Verisk Analytics, Inc 14,243,475
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 38,764,097
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.1%
8,130 (a) Carvana Co 3,172,082
367,840 (a) Chewy, Inc 13,499,728
678,100 (a) Coupang, Inc 19,956,483
7,520 Lithia Motors, Inc (Class A) 2,165,760
114,760 Ross Stores, Inc 15,669,331
43,050 (a) Wayfair, Inc 2,825,802
65,900 Williams-Sonoma, Inc 12,326,595
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 69,615,781
CONSUMER DURABLES & APPAREL - 1.0%
37,110 (a) Deckers Outdoor Corp 3,939,969
95,770 (a) On Holding AG. 4,651,549
3,880 Tapestry, Inc 419,156
TOTAL CONSUMER DURABLES & APPAREL 9,010,674
CONSUMER SERVICES - 12.6%
19,220 (a) Bright Horizons Family Solutions, Inc 2,173,782
12,270 (a) Cava Group, Inc 1,079,883
11,420 Darden Restaurants, Inc 2,303,071
2,760 Domino's Pizza, Inc 1,278,460
221,997 (a) DraftKings, Inc 9,998,745
211,470 (a) Dutch Bros, Inc 12,533,827
86,210 (a) Flutter Entertainment plc 26,057,834
20,380 (a) Grand Canyon Education, Inc 3,436,679
235,890 H&R Block, Inc 12,818,263
38,614 Hilton Worldwide Holdings, Inc 10,351,641
38,860 Royal Caribbean Cruises Ltd 12,352,428
251,450 (a) Viking Holdings Ltd 14,765,144
TOTAL CONSUMER SERVICES 109,149,757
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
59,770 (a) Performance Food Group Co 6,000,908

SHARES DESCRIPTION VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
16,270 (a) Sprouts Farmers Market, Inc $ 2,465,556
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 8,466,464
ENERGY - 1.4%
280,980 HF Sinclair Corp 12,346,261
TOTAL ENERGY 12,346,261
FINANCIAL SERVICES - 12.3%
9,900 Ares Management Corp 1,836,747
228,570 (a) Block, Inc 17,659,318
11,531 (a) Coinbase Global, Inc 4,355,950
37,280 (a),(b) Freedom Holding Corp 6,927,183
78,099 iShares Russell Midcap Growth Index Fund 11,044,761
11,050 Jefferies Financial Group, Inc 637,143
35,280 Morningstar, Inc 9,753,509
32,474 MSCI, Inc (Class A) 18,229,605
42,840 (a) Robinhood Markets, Inc 4,414,662
40,200 (a) SoFi Technologies, Inc 907,716
411,450 (a) Toast, Inc 20,095,218
77,093 Tradeweb Markets, Inc 10,681,235
TOTAL FINANCIAL SERVICES 106,543,047
HEALTH CARE EQUIPMENT & SERVICES - 7.9%
56,335 AmerisourceBergen Corp 16,116,317
15,640 Chemed Corp 6,448,372
16,124 (a) DexCom, Inc 1,302,335
22,452 (a) IDEXX Laboratories, Inc 11,996,328
1,380 (a) Insulet Corp 397,992
37,080 (a) Penumbra, Inc 9,354,172
80,895 (a) Veeva Systems, Inc 22,990,359
TOTAL HEALTH CARE EQUIPMENT & SERVICES 68,605,875
INSURANCE - 1.2%
102,720 Brown & Brown, Inc 9,385,526
15,290 RLI Corp 1,008,987
TOTAL INSURANCE 10,394,513
MEDIA & ENTERTAINMENT - 7.0%
464,760 (a) Pinterest, Inc 17,939,736
271,414 (a) ROBLOX Corp 37,398,135
50,190 (a) Roku, Inc 4,725,890
TOTAL MEDIA & ENTERTAINMENT 60,063,761
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%
17,120 (a) Alnylam Pharmaceuticals, Inc 6,715,149
148,400 (a) Exact Sciences Corp 6,967,380
227,080 (a) Exelixis, Inc 8,224,837
16,280 (a) Halozyme Therapeutics, Inc 976,312
41,160 (a) Neurocrine Biosciences, Inc 5,277,947
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 28,161,625
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
99,080 (a) CBRE Group, Inc 15,430,719
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 15,430,719
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
29,640 (a) Enphase Energy, Inc 959,151
13,443 Monolithic Power Systems, Inc 9,561,199
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,520,350
SOFTWARE & SERVICES - 14.4%
11,922 (a) AppLovin Corp 4,657,925
30,351 (a) Cloudflare, Inc 6,303,296
53,750 (a) Confluent, Inc 952,719
21,702 (a) Datadog, Inc 3,037,846
94,070 (a) Dropbox, Inc 2,555,882
167,600 (a) Elastic NV 14,028,120
1,090 (a) Fair Isaac Corp 1,566,025
13,505 (a) Gartner, Inc 4,573,468
92,360 (a) GoDaddy, Inc 14,923,529

Quant Mid Cap Growth

Portfolio of Investments July 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
9,464 (a) HubSpot, Inc $ 4,917,967
34,070 (a) MongoDB, Inc 8,104,912
107,030 (a) Nutanix, Inc 8,045,445
31,326 (a) Palantir Technologies, Inc 4,960,472
54,460 Pegasystems, Inc 3,197,347
399,720 (a) RingCentral, Inc 10,188,863
166,800 (a) Rubrik, Inc 15,837,660
51,523 (a) SentinelOne, Inc 944,932
107,378 (a) Trade Desk, Inc 9,337,591
181,200 (a) Unity Software, Inc 6,044,832
TOTAL SOFTWARE & SERVICES 124,178,831
TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
20,470 Ubiquiti, Inc 8,914,071
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,914,071
TELECOMMUNICATION SERVICES - 0.0%
153,712 (a),(c) GCI Liberty, Inc 1,537
TOTAL TELECOMMUNICATION SERVICES 1,537
TRANSPORTATION - 1.1%
684,130 (a) Lyft, Inc (Class A) 9,618,868
TOTAL TRANSPORTATION 9,618,868
UTILITIES - 3.0%
123,041 Vistra Corp 25,658,970
TOTAL UTILITIES 25,658,970
TOTAL COMMON STOCKS
(Cost $745,671,387) 864,364,983
TOTAL LONG-TERM INVESTMENTS
(Cost $745,671,387) 864,364,983
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
646,574 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (e) 646,574
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $646,574) 646,574
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
$ 217,000 (f) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 217,000
TOTAL REPURCHASE AGREEMENT 217,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $217,000) 217,000
TOTAL INVESTMENTS - 100.1%
(Cost $746,534,961) 865,228,557
OTHER ASSETS & LIABILITIES, NET - (0.1)% (557,561)
NET ASSETS - 100.0% $ 864,670,996
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $650,353.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $217,026 on 8/1/25, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 10/15/27, valued at $221,379.

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Quant Mid Cap Growth
Long-Term Investments
:
Common stocks $864,363,446 $— $1,537 $864,364,983
Investments purchased with collateral from securities lending 646,574 — — 646,574
Short-Term Investments
:
Repurchase agreement — 217,000 — 217,000
Total $865,010,020 $217,000 $1,537 $865,228,557
1 1 1 1 1

Mid Cap Value
Portfolio of Investments July 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
BANKS - 4.0%
238,537 East West Bancorp, Inc $ 23,913,334
610,822 Fifth Third Bancorp 25,391,871
85,470 M&T Bank Corp 16,128,189
TOTAL BANKS 65,433,394
CAPITAL GOODS - 18.6%
68,454 Carlisle Cos, Inc 24,281,318
292,100 Carrier Global Corp 20,043,902
147,354 Crane Co 28,847,493
129,683 Dover Corp 23,490,779
72,316 Hubbell, Inc 31,636,804
186,392 ITT, Inc 31,679,184
169,803 L3Harris Technologies, Inc 46,665,260
367,596 nVent Electric plc 28,826,878
128,325 Owens Corning, Inc 17,892,355
147,316 WESCO International, Inc 30,488,519
97,010 Westinghouse Air Brake Technologies Corp 18,630,771
TOTAL CAPITAL GOODS 302,483,263
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.5%
126,756 (a) Autonation, Inc 24,418,276
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 24,418,276
CONSUMER DURABLES & APPAREL - 1.4%
277,156 (b) Whirlpool Corp 23,015,034
TOTAL CONSUMER DURABLES & APPAREL 23,015,034
CONSUMER SERVICES - 3.7%
79,261 Darden Restaurants, Inc 15,984,566
437,571 Travel & Leisure Co 25,926,082
220,718 Wyndham Hotels & Resorts, Inc 18,981,748
TOTAL CONSUMER SERVICES 60,892,396
ENERGY - 6.2%
406,140 Baker Hughes Co 18,296,607
150,669 Diamondback Energy, Inc 22,398,454
2,308,687 Permian Resources Corp 32,691,008
469,834 Williams Cos, Inc 28,166,548
TOTAL ENERGY 101,552,617
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 11.1%
55,585 AvalonBay Communities, Inc 10,354,374
175,967 Digital Realty Trust, Inc 31,047,617
126,867 EastGroup Properties, Inc 20,709,769
284,035 Regency Centers Corp 20,280,099
670,397 STAG Industrial, Inc 23,014,729
379,538 Ventas, Inc 25,497,363
867,266 VICI Properties, Inc 28,272,872
855,660 Weyerhaeuser Co 21,434,283
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 180,611,106
FINANCIAL SERVICES - 6.8%
227,936 Fidelity National Information Services, Inc 18,100,397
523,265 Jefferies Financial Group, Inc 30,171,460
486,758 OneMain Holdings, Inc 28,129,745
209,261 Raymond James Financial, Inc 34,973,791
TOTAL FINANCIAL SERVICES 111,375,393
FOOD, BEVERAGE & TOBACCO - 2.2%
454,634 Campbell Soup Co 14,511,917

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
777,924 Primo Brands Corp $ 21,478,482
TOTAL FOOD, BEVERAGE & TOBACCO 35,990,399
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
51,279 Humana, Inc 12,813,084
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,813,084
INSURANCE - 8.7%
161,305 Allstate Corp 32,785,241
296,139 American International Group, Inc 22,989,271
213,068 Arch Capital Group Ltd 18,336,632
528,671 Fidelity National Financial, Inc 29,832,905
161,172 Metlife, Inc 12,241,013
347,104 Unum Group 24,925,538
TOTAL INSURANCE 141,110,600
MATERIALS - 4.7%
338,281 DuPont de Nemours, Inc 24,322,404
153,455 Nucor Corp 21,954,807
27,106 Reliance Steel & Aluminum Co 7,864,264
275,335 Westlake Chemical Corp 21,834,065
TOTAL MATERIALS 75,975,540
MEDIA & ENTERTAINMENT - 1.7%
125,357 (a) Take-Two Interactive Software, Inc 27,920,765
TOTAL MEDIA & ENTERTAINMENT 27,920,765
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
243,231 (a) BioMarin Pharmaceutical, Inc 14,070,913
2,004,742 (a) Elanco Animal Health, Inc 27,424,871
641,041 (a) Exelixis, Inc 23,218,505
196,099 (a) Jazz Pharmaceuticals plc 22,478,828
78,196 (a) United Therapeutics Corp 21,480,441
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 108,673,558
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
209,400 Marvell Technology, Inc 16,829,478
229,216 Microchip Technology, Inc 15,492,709
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 32,322,187
SOFTWARE & SERVICES - 4.3%
122,814 (a) Check Point Software Technologies 22,867,967
1,039,978 Gen Digital, Inc 30,668,951
58,026 VeriSign, Inc 15,601,451
TOTAL SOFTWARE & SERVICES 69,138,369
TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
270,732 (a) Ciena Corp 25,134,759
1,365,482 Hewlett Packard Enterprise Co 28,251,823
267,219 TD SYNNEX Corp 38,583,751
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 91,970,333
UTILITIES - 9.0%
520,884 Alliant Energy Corp 33,862,669
273,936 American Electric Power Co, Inc 30,993,119
485,790 CMS Energy Corp 35,851,302
136,050 Eversource Energy 8,992,905
860,832 FirstEnergy Corp 36,766,134
TOTAL UTILITIES 146,466,129
TOTAL COMMON STOCKS
(Cost $1,303,697,030) 1,612,162,443
TOTAL LONG-TERM INVESTMENTS
(Cost $1,303,697,030) 1,612,162,443

Mid Cap Value

Portfolio of Investments July 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
7,042 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (d) $ 7,042
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $7,042) 7,042
TOTAL INVESTMENTS - 99.1%
(Cost $1,303,704,072) 1,612,169,485
OTHER ASSETS & LIABILITIES, NET - 0.9% 14,480,502
NET ASSETS - 100.0% $ 1,626,649,987
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,784,847.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
Fund Level 1 Level 2 Level 3 Total
Mid Cap Value
Long-Term Investments
:
Common stocks $1,612,162,443 $— $— $1,612,162,443
Investments purchased with collateral from securities lending 7,042 — — 7,042
Total $1,612,169,485 $— $— $1,612,169,485
1 1 1 1 1

Portfolio of Investments July 31, 2025
Quant Small Cap Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 1.2%
150,340 (a),(b) Cooper-Standard Holdings, Inc $ 3,623,194
81,480 (b) Dorman Products, Inc 9,828,117
328,170 (b) Fox Factory Holding Corp 9,966,523
202,800 (b) Gentherm, Inc 6,497,712
64,430 (b) Modine Manufacturing Co 8,669,701
894,700 (b) Solid Power, Inc 2,854,093
TOTAL AUTOMOBILES & COMPONENTS 41,439,340
BANKS - 10.4%
110,850 Amalgamated Financial Corp 3,213,541
244,410 Ameris Bancorp 16,705,423
562,170 Associated Banc-Corp 13,908,086
171,890 (b) Axos Financial, Inc 14,842,701
273,591 Bank of NT Butterfield & Son Ltd 12,451,126
298,020 Berkshire Hills Bancorp, Inc 7,343,213
157,150 Cadence Bank 5,476,678
151,580 Central Pacific Financial Corp 4,041,123
220,900 ConnectOne Bancorp, Inc 5,087,327
282,090 (b) Customers Bancorp, Inc 17,983,238
151,470 First Bancorp 7,587,132
427,640 First Busey Corp 9,544,925
205,020 First Commonwealth Financial Corp 3,384,880
366,700 First Financial Bancorp 8,888,808
90,810 First Financial Corp 4,862,876
126,150 First Merchants Corp 4,808,838
157,500 Hancock Whitney Corp 9,405,900
322,230 Heritage Commerce Corp 2,980,628
172,710 Heritage Financial Corp 3,892,883
228,700 Horizon Bancorp, Inc 3,542,563
108,299 Independent Bank Corp 3,308,534
135,780 Metropolitan Bank Holding Corp 9,577,921
205,640 National Bank Holdings Corp 7,621,018
633,140 (a) Northwest Bancshares, Inc 7,407,738
294,250 OceanFirst Financial Corp 4,937,515
420,550 OFG Bancorp 17,923,841
289,800 Old National Bancorp 6,117,678
329,570 Pacific Premier Bancorp, Inc 7,141,782
74,960 Pathward Financial, Inc 5,668,850
631,875 Provident Financial Services, Inc 11,512,763
160,620 S&T Bancorp, Inc 5,885,117
252,150 Towne Bank 8,832,815
277,200 Trustmark Corp 10,325,700
215,083 UMB Financial Corp 23,656,979
425,623 United Bankshares, Inc 15,118,129
472,131 United Community Banks, Inc 14,399,996
312,660 Veritex Holdings, Inc 9,917,575
362,110 WesBanco, Inc 10,910,374
156,200 Westamerica Bancorporation 7,481,980
61,750 WSFS Financial Corp 3,386,370
TOTAL BANKS 351,084,564
CAPITAL GOODS - 13.9%
136,250 Albany International Corp (Class A) 7,383,387
382,390 (b) American Superconductor Corp 21,738,871
149,700 Apogee Enterprises, Inc 6,285,903
1,112,400 (b) Archer Aviation, Inc 11,157,372
39,250 Argan, Inc 9,615,465
273,680 (b) Astronics Corp 9,885,322
60,100 AZZ, Inc 6,580,950
582,440 (a),(b) Bloom Energy Corp 21,777,432

Quant Small Cap Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
252,840 (b) Blue Bird Corp $ 11,324,704
12,870 Comfort Systems USA, Inc 9,051,471
469,890 (b) DNOW, Inc 7,311,488
52,600 (b) Dycom Industries, Inc 14,139,406
108,080 Enerpac Tool Group Corp 4,162,161
91,640 ESCO Technologies, Inc 17,750,668
177,180 Federal Signal Corp 22,425,673
123,290 Franklin Electric Co, Inc 11,583,095
42,179 FTAI Aviation Ltd 5,804,252
120,270 (b) Gibraltar Industries, Inc 7,941,428
159,180 Granite Construction, Inc 15,037,735
185,900 (b) Great Lakes Dredge & Dock Corp 2,059,772
88,130 Griffon Corp 7,162,325
251,030 (b) Hillman Solutions Corp 1,980,627
391,830 Leonardo DRS, Inc 16,300,128
182,200 (b) Mercury Computer Systems, Inc 9,581,898
14,957 Moog, Inc (Class A) 2,895,376
228,060 Mueller Industries, Inc 19,469,482
499,100 Mueller Water Products, Inc (Class A) 12,357,716
426,609 (b) NEXTracker, Inc 24,854,240
3,066,100 (a),(b) Plug Power, Inc 4,599,150
154,510 Primoris Services Corp 14,550,207
157,900 (b) Proto Labs, Inc 6,808,648
635,720 (b) Resideo Technologies, Inc 17,355,156
151,080 REV Group, Inc 7,486,014
133,830 (b) SPX Technologies, Inc 24,409,254
89,240 (b) Sterling Construction Co, Inc 23,879,732
96,570 Tecnoglass, Inc 7,535,357
239,200 (b) Tutor Perini Corp 11,517,480
88,730 (b) V2X, Inc 4,204,027
10,420 Watts Water Technologies, Inc (Class A) 2,733,374
162,250 Worthington Enterprises, Inc 10,054,633
326,560 (a),(b) Xometry, Inc 10,560,950
131,400 Zurn Elkay Water Solutions Corp 5,814,450
TOTAL CAPITAL GOODS 469,126,779
COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
261,920 ABM Industries, Inc 12,082,370
730,760 (b) ACV Auctions, Inc 10,384,100
153,690 Barrett Business Services, Inc 7,065,129
149,710 CSG Systems International, Inc 9,350,887
456,270 (b) ExlService Holdings, Inc 19,815,806
504,890 (b) Healthcare Services Group 6,568,619
127,340 Heidrick & Struggles International, Inc 5,670,450
20,210 (b) Huron Consulting Group, Inc 2,669,337
104,359 (a),(b) Innodata, Inc 5,729,309
384,370 Interface, Inc 7,925,709
473,060 (b) Legalzoom.com, Inc 4,252,809
365,110 (b) Montrose Environmental Group, Inc 8,284,346
759,500 (b) Planet Labs PBC 4,746,875
76,900 TriNet Group, Inc 5,214,589
62,170 Unifirst Corp 10,632,935
632,060 (b) Upwork, Inc 7,559,438
44,400 (b) Willdan Group, Inc 3,787,320
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 131,740,028
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.6%
205,230 (b) Abercrombie & Fitch Co (Class A) 19,706,184
626,360 American Eagle Outfitters, Inc 6,764,688
25,300 (b) Asbury Automotive Group, Inc 5,619,636
148,100 Buckle, Inc 7,311,697
97,000 Build-A-Bear Workshop, Inc 4,918,870
412,400 Camping World Holdings, Inc 5,707,616
20,570 (b) Carvana Co 8,025,797

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
375,340 (a),(b) GigaCloud Technology, Inc $ 8,358,822
100,200 (b) National Vision Holdings, Inc 2,430,852
367,680 (b) ODP Corp 6,559,411
327,500 (a),(b) Overstock.com, Inc 2,931,125
2,016,080 (a),(b) Petco Health & Wellness Co, Inc 6,068,401
564,700 (b) RealReal, Inc 2,970,322
334,640 Upbound Group, Inc 6,905,296
119,470 (b) Urban Outfitters, Inc 8,993,702
259,300 (b) Victoria's Secret & Co 4,874,840
613,360 (b) Warby Parker, Inc 14,689,972
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 122,837,231
CONSUMER DURABLES & APPAREL - 1.5%
1,153,200 (b) Figs, Inc 7,495,800
254,000 Leggett & Platt, Inc 2,425,700
228,600 Meritage Homes Corp 15,393,924
1,421,110 (b) Peloton Interactive, Inc 10,146,725
175,550 (b) Taylor Morrison Home Corp 10,406,604
158,840 (b) Tri Pointe Homes, Inc 4,892,272
TOTAL CONSUMER DURABLES & APPAREL 50,761,025
CONSUMER SERVICES - 4.1%
11,620 (b) Biglari Holdings, Inc (B Shares) 3,582,678
90,380 (b) Brinker International, Inc 14,243,888
872,710 (b) Coursera, Inc 11,031,054
14,670 (b) Duolingo, Inc 5,083,889
258,780 (b) Frontdoor, Inc 15,138,630
280,900 (b) Laureate Education, Inc 6,348,340
347,330 (b) Life Time Group Holdings, Inc 9,975,318
56,600 Monarch Casino & Resort, Inc 5,827,536
322,490 Perdoceo Education Corp 9,281,262
742,840 (b) Rush Street Interactive, Inc 14,975,654
109,870 (b) Shake Shack, Inc 13,221,756
107,970 Strategic Education, Inc 8,005,436
75,040 (b) Stride, Inc 9,622,379
849,510 Super Group SGHC Ltd 9,132,233
114,710 (b) Universal Technical Institute, Inc 3,695,956
TOTAL CONSUMER SERVICES 139,166,009
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
100,290 (b) Chefs' Warehouse, Inc 6,875,882
143,150 (b) Sprouts Farmers Market, Inc 21,692,951
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 28,568,833
ENERGY - 5.2%
562,410 Archrock, Inc 13,137,898
409,830 Ardmore Shipping Corp 4,458,950
228,840 California Resources Corp 11,025,511
462,370 (b) CNX Resources Corp 14,014,435
207,000 CVR Energy, Inc 5,543,460
483,030 Delek US Holdings, Inc 10,805,381
169,960 Excelerate Energy, Inc 4,361,174
80,970 Golar LNG Ltd 3,332,725
961,100 (b) Green Plains, Inc 7,948,297
192,410 Liberty Energy, Inc 2,374,339
358,700 (a),(b) Lightbridge Corp 4,835,276
593,890 Magnolia Oil & Gas Corp 14,146,460
782,850 (b) NextDecade Corp 8,893,176
472,330 (b) Oceaneering International, Inc 10,249,561
308,300 (b) Oil States International, Inc 1,538,417
481,529 (b) Par Pacific Holdings, Inc 15,110,380
1,059,170 Patterson-UTI Energy, Inc 6,259,695
81,330 (b) Rex American Resources Corp 4,251,932
259,920 (b) Sable Offshore Corp 7,971,746
508,580 Sitio Royalties Corp 9,240,899
388,540 SM Energy Co 10,719,819

Quant Small Cap Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
255,030 Teekay Corp Ltd $ 1,836,216
475,300 (b) Tetra Technologies, Inc 1,948,730
TOTAL ENERGY 174,004,477
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.0%
363,480 American Assets Trust, Inc 6,917,024
102,470 American Healthcare REIT, Inc 3,959,441
644,255 Broadstone Net Lease, Inc 10,462,701
367,920 Corporate Office Properties Trust 10,036,857
959,130 DiamondRock Hospitality Co 7,404,484
740,600 Douglas Emmett, Inc 11,227,496
963,020 Empire State Realty Trust, Inc 6,972,265
339,750 Essential Properties Realty Trust, Inc 10,358,977
286,280 Independence Realty Trust, Inc 4,800,916
353,600 InvenTrust Properties Corp 9,748,752
602,970 Kite Realty Group Trust 13,253,281
235,220 LTC Properties, Inc 8,006,889
1,264,380 Paramount Group, Inc 7,738,006
411,050 Phillips Edison & Co, Inc 13,889,379
955,780 RLJ Lodging Trust 7,072,772
369,960 Summit Hotel Properties, Inc 1,931,191
486,450 Tanger Factory Outlet Centers, Inc 14,603,229
552,600 Urban Edge Properties 10,897,272
493,500 Washington REIT 7,441,980
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 166,722,912
FINANCIAL SERVICES - 6.2%
258,280 Artisan Partners Asset Management, Inc 11,687,170
1,903,460 BGC Group, Inc 17,645,074
82,950 (b) Dave, Inc 19,559,610
226,500 Enact Holdings, Inc 7,873,140
209,700 (b) Encore Capital Group, Inc 7,733,736
283,380 Essent Group Ltd 15,866,446
468,630 (b) Green Dot Corp 4,742,536
223,510 Jackson Financial, Inc 19,570,536
369,200 (b) LendingClub Corp 5,755,828
164,230 (b) LendingTree, Inc 7,666,256
91,370 Merchants Bancorp 2,677,141
330,920 (b) NCR Corp ATM 10,126,152
385,665 (b) NMI Holdings, Inc 14,393,018
429,860 (a) P10, Inc 5,287,278
1,258,650 Pagseguro Digital Ltd 9,855,230
1,668,290 (b) Payoneer Global, Inc 10,960,665
412,900 Radian Group, Inc 13,464,669
1,127,960 (b) Repay Holdings Corp 5,549,563
188,230 Victory Capital Holdings, Inc 12,970,929
36,150 Virtus Investment Partners, Inc 6,988,157
TOTAL FINANCIAL SERVICES 210,373,134
FOOD, BEVERAGE & TOBACCO - 1.2%
210,700 Calavo Growers, Inc 5,541,410
152,130 Cal-Maine Foods, Inc 16,907,728
404,470 Dole plc 5,759,653
495,450 Primo Brands Corp 13,679,374
TOTAL FOOD, BEVERAGE & TOBACCO 41,888,165
HEALTH CARE EQUIPMENT & SERVICES - 6.2%
678,050 (b) Alignment Healthcare, Inc 9,343,529
136,940 (b) AMN Healthcare Services, Inc 2,511,480
438,360 (b) Angiodynamics, Inc 3,883,870
320,180 (b) AtriCure, Inc 11,238,318
425,400 (b) BrightSpring Health Services, Inc 8,784,510
1,187,540 (b) Brookdale Senior Living, Inc 9,203,435
200,530 (b) Castle Biosciences, Inc 3,038,029
427,880 Concentra Group Holdings Parent, Inc 8,544,764
24,540 (b) Corvel Corp 2,174,244

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
224,700 (b) Enovis Corp $ 6,021,960
257,500 (b) Fulgent Genetics, Inc 4,423,850
140,610 (b) Guardant Health, Inc 5,762,198
393,752 (b) Hims & Hers Health, Inc 26,058,507
87,390 (b) iRhythm Technologies, Inc 12,250,330
672,530 (b) LifeMD, Inc 7,001,037
231,980 (b) LivaNova plc 9,787,236
786,990 (b) Neogen Corp 3,659,503
334,940 (b) Novocure Ltd 3,875,256
193,850 (b) Omnicell, Inc 6,011,289
262,710 (b) Option Care Health, Inc 7,710,539
318,730 (b) Pediatrix Medical Group, Inc 3,904,442
67,600 (b) Pennant Group, Inc 1,498,692
322,780 (b) Phreesia, Inc 8,702,149
496,090 (b) Privia Health Group, Inc 9,683,677
445,220 (b) Progyny, Inc 10,467,122
311,810 Select Medical Holdings Corp 4,611,670
373,240 (b) Tandem Diabetes Care, Inc 5,815,079
1,142,600 (b) Teladoc Health, Inc 8,238,146
156,080 (b) Waystar Holding Corp 5,771,838
TOTAL HEALTH CARE EQUIPMENT & SERVICES 209,976,699
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
95,980 (b) BellRing Brands, Inc 5,238,589
73,060 (b) Central Garden & Pet Co 2,850,801
555,010 (b) Honest Co, Inc 2,558,596
126,900 (b) USANA Health Sciences, Inc 3,729,591
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 14,377,577
INSURANCE - 1.0%
125,790 Employers Holdings, Inc 5,192,611
452,950 Fidelis Insurance Holdings Ltd 6,844,074
407,730 (b) Hamilton Insurance Group Ltd 8,762,118
193,000 (a),(b) Kingstone Cos, Inc 3,163,270
44,510 (b) Palomar Holdings, Inc 5,897,130
153,100 Universal Insurance Holdings, Inc 3,619,284
TOTAL INSURANCE 33,478,487
MATERIALS - 3.5%
1,566,770 Ardagh Metal Packaging S.A. 6,204,409
323,330 Avient Corp 10,207,528
98,220 Balchem Corp 14,975,604
37,300 Carpenter Technology Corp 9,302,247
218,600 (b) Clearwater Paper Corp 4,931,616
1,864,152 (b) Coeur Mining, Inc 16,199,481
272,740 (b) Constellium SE 3,739,266
119,900 H.B. Fuller Co 6,738,380
1,074,400 Hecla Mining Co 6,167,056
160,530 (b) Intrepid Potash, Inc 5,342,438
94,084 Olympic Steel, Inc 2,926,012
289,060 (b) Rayonier Advanced Materials, Inc 1,109,990
391,500 Schweitzer-Mauduit International, Inc 2,591,730
130,920 Sensient Technologies Corp 14,701,007
934,200 (b) SSR Mining, Inc 11,163,690
TOTAL MATERIALS 116,300,454
MEDIA & ENTERTAINMENT - 2.1%
96,100 (b) Cargurus, Inc 3,154,002
343,860 (b) EverQuote, Inc 8,455,518
397,380 Gray Television, Inc 1,792,184
404,680 (b) Grindr, Inc 7,073,806
854,520 (b) Integral Ad Science Holding Corp 7,007,064
1,165,180 (b) Lionsgate Studios Corp 6,897,866
594,490 (b) Magnite, Inc 13,679,215
182,310 (b) MediaAlpha, Inc 1,826,746
304,820 (b) PubMatic, Inc 3,660,888

Quant Small Cap Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
438,740 (b) QuinStreet, Inc $ 7,199,723
152,700 (a),(b) Sphere Entertainment Co 6,573,735
75,690 (b) Yelp, Inc 2,606,007
TOTAL MEDIA & ENTERTAINMENT 69,926,754
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
154,830 (b) Acadia Pharmaceuticals, Inc 3,689,599
888,490 (b) Adaptive Biotechnologies Corp 9,098,138
821,630 (b) ADMA Biologics, Inc 15,364,481
1,791,240 (b) Akebia Therapeutics, Inc 6,600,719
195,400 (b) Akero Therapeutics, Inc 9,545,290
295,800 (b) Alkermes plc 7,835,742
1,044,380 (b) Amicus Therapeutics, Inc 6,255,836
1,008,690 (b) Amneal Pharmaceuticals, Inc 7,887,956
302,370 (b) AnaptysBio, Inc 7,423,183
326,500 (b) Arcutis Biotherapeutics, Inc 4,760,370
1,826,050 (b) Ardelyx, Inc 7,742,452
1,135,850 (b) BioCryst Pharmaceuticals, Inc 9,245,819
248,100 (b) Brooks Automation, Inc 8,112,870
571,000 (b) ChromaDex Corp 5,338,850
369,200 (b) Cogent Biosciences, Inc 4,216,264
580,520 (b) CorMedix, Inc 6,774,668
1,626,900 (a),(b) Editas Medicine, Inc 4,083,519
456,830 (b) Evolus, Inc 4,074,924
437,620 (b) Innoviva, Inc 7,951,555
180,180 (b) Insmed, Inc 19,329,710
1,715,180 (b) MannKind Corp 6,483,380
228,710 (b) Mirum Pharmaceuticals, Inc 11,819,733
454,220 (b) Myriad Genetics, Inc 1,744,205
284,650 (b) Pacira BioSciences, Inc 6,003,268
319,500 (a),(b) Personalis, Inc 1,750,860
836,690 (b) Perspective Therapeutics, Inc 3,212,890
204,234 Phibro Animal Health Corp 5,412,201
292,160 (b) PTC Therapeutics, Inc 15,224,458
614,090 (a),(b) Recursion Pharmaceuticals, Inc 3,653,835
308,150 (b) REGENXBIO, Inc 2,622,357
820,000 (b) Tango Therapeutics, Inc 4,952,800
135,290 (b) Tarsus Pharmaceuticals, Inc 5,251,958
808,644 (b) Terns Pharmaceuticals, Inc 4,714,395
317,760 (b) TG Therapeutics, Inc 11,280,480
81,400 (a),(b) Tonix Pharmaceuticals Holding Corp 3,067,152
592,510 (b) Travere Therapeutics, Inc 9,154,280
310,410 (b) Twist Bioscience Corp 10,420,464
196,300 (b) UroGen Pharma Ltd 3,741,478
197,120 (b) Veracyte, Inc 4,634,291
1,375,060 (b) Xeris Biopharma Holdings, Inc 6,999,055
471,870 (b) Zymeworks, Inc 5,926,687
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 283,402,172
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
1,285,580 (b) Compass, Inc 10,207,505
762,030 (b) Cushman & Wakefield plc 9,289,146
738,490 Newmark Group, Inc 11,202,893
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 30,699,544
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
373,780 (b) ACM Research, Inc 11,347,961
128,190 (b) Ambarella, Inc 8,472,077
161,070 (b) Credo Technology Group Holding Ltd 17,967,359
79,100 (b) PDF Solutions, Inc 1,758,393
241,800 (b) Penguin Solutions, Inc 5,699,226
335,140 (b) Rambus, Inc 24,776,900

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
292,290 (b) Semtech Corp $ 14,936,019
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 84,957,935
SOFTWARE & SERVICES - 6.3%
641,770 (b) Amplitude, Inc 7,848,847
491,910 (b) Asana, Inc 7,221,239
640,670 (b) AvePoint, Inc 12,223,984
638,020 (b) Clearwater Analytics Holdings, Inc 12,926,285
154,000 (b) Commvault Systems, Inc 29,252,300
313,100 (b) Five9, Inc 8,087,373
770,210 (b) Freshworks, Inc 10,005,028
212,740 (b) Intapp, Inc 8,520,237
447,430 (b) Jamf Holding Corp 3,552,594
456,150 (a),(b) Pagaya Technologies Ltd 13,707,308
235,420 (b) PagerDuty, Inc 3,794,970
574,360 (b) Porch Group, Inc 7,248,423
383,120 (b) PROS Holdings, Inc 6,011,153
76,860 (b) Q2 Holdings, Inc 6,241,032
46,900 (b) Qualys, Inc 6,240,983
355,420 (b) Rapid7, Inc 7,506,470
408,390 (b) SEMrush Holdings, Inc 3,659,174
398,670 (b) Sprout Social, Inc 6,837,191
94,910 (b) SPS Commerce, Inc 10,332,377
386,420 (b) Tenable Holdings, Inc 12,098,810
140,760 (b) Varonis Systems, Inc 7,858,631
189,960 (b) Verint Systems, Inc 4,042,349
401,270 (b) Weave Communications, Inc 2,929,271
44,540 (b) Workiva, Inc 2,842,988
657,610 (b) Zeta Global Holdings Corp 10,291,597
TOTAL SOFTWARE & SERVICES 211,280,614
TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
1,509,440 (b) CommScope Holding Co, Inc 12,377,408
172,010 (b) Diebold Nixdorf, Inc 9,682,443
118,930 (b) ePlus, Inc 7,704,285
656,990 (b) Extreme Networks, Inc 11,602,443
63,630 (b) Fabrinet 20,598,940
299,340 (b) Knowles Corp 6,079,595
344,970 (b) Netscout Systems, Inc 7,389,257
33,533 (b) OSI Systems, Inc 7,411,128
308,861 (b) Sanmina Corp 35,840,230
157,290 (b) Scansource, Inc 6,109,144
87,190 (b) Super Micro Computer, Inc 5,141,594
460,030 (b) TTM Technologies, Inc 21,736,418
537,350 (b) Viasat, Inc 8,828,661
706,700 Vishay Intertechnology, Inc 11,582,813
791,350 Xerox Holdings Corp 3,204,968
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 175,289,327
TELECOMMUNICATION SERVICES - 0.9%
102,350 (b) Anterix, Inc 2,273,193
290,450 (b) Bandwidth, Inc 4,040,159
433,400 (b) Gogo, Inc 6,873,724
76,760 IDT Corp 4,521,932
2,977,810 (b) Lumen Technologies, Inc 13,251,255
TOTAL TELECOMMUNICATION SERVICES 30,960,263
TRANSPORTATION - 1.3%
352,400 Costamare, Inc 3,555,716
254,278 Hub Group, Inc (Class A) 8,904,816
32,430 Matson, Inc 3,462,875
234,880 (b) Skywest, Inc 27,236,685
TOTAL TRANSPORTATION 43,160,092
UTILITIES - 3.3%
75,640 Allete, Inc 4,986,945
291,070 Avista Corp 10,856,911

Quant Small Cap Equity

Portfolio of Investments July 31, 2025
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
246,648 Black Hills Corp $ 14,251,321
394,179 Brookfield Infrastructure Corp 15,388,748
258,510 California Water Service Group 11,754,450
188,770 (b) Hallador Energy Co 3,329,903
939,980 (b) Hawaiian Electric Industries, Inc 10,076,586
79,470 NorthWestern Corp 4,267,539
180,050 SJW Corp 8,694,615
169,570 Southwest Gas Holdings Inc 13,250,200
135,820 Spire, Inc 10,114,515
73,850 Unitil Corp 3,809,183
TOTAL UTILITIES 110,780,916
TOTAL COMMON STOCKS
(Cost $2,771,996,227) 3,342,303,331
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
159,976 (c) Eli Lilly & Co 12/31/49 100,785
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 100,785
TOTAL RIGHTS/WARRANTS
(Cost $100,785) 100,785
TOTAL LONG-TERM INVESTMENTS
(Cost $2,772,097,012) 3,342,404,116
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.1%
36,666,304 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (e) 36,666,304
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $36,666,304) 36,666,304
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.4%
$ 7,500,000 Federal Home Loan Bank Discount Notes 0 .000 09/10/25 7,463,870
4,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/12/25 3,979,790
TOTAL GOVERNMENT AGENCY DEBT 11,443,660
REPURCHASE AGREEMENT - 0.5%
16,370,000 (f) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 16,370,000
TOTAL REPURCHASE AGREEMENT 16,370,000
TREASURY DEBT - 0.2%
7,500,000 United States Treasury Bill 0 .000 09/11/25 7,463,376
TOTAL TREASURY DEBT 7,463,376
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,277,984) 35,277,036
TOTAL INVESTMENTS - 101.3%
(Cost $2,844,041,300) 3,414,347,456
OTHER ASSETS & LIABILITIES, NET - (1.3)% (42,556,588)
NET ASSETS - 100.0% $ 3,371,790,868
REIT Real Estate Investment Trust
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $53,392,948.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $16,371,983 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 9/30/27, valued at $16,697,463.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 260 09/19/25  $ 27,781,058 $ 28,862,600 $ 1,081,543
Fund Level 1 Level 2 Level 3 Total
Quant Small Cap Equity
Long-Term Investments
:
Common stocks $3,342,303,331 $— $— $3,342,303,331
Rights/Warrants — — 100,785 100,785
Investments purchased with collateral from securities lending 36,666,304 — — 36,666,304
Short-Term Investments
:
Government agency debt — 11,443,660 — 11,443,660
Repurchase agreement — 16,370,000 — 16,370,000
Treasury debt — 7,463,376 — 7,463,376
Investments in Derivatives
:
Futures contracts* 1,081,543 — — 1,081,543
Total $3,380,051,178 $35,277,036 $100,785 $3,415,428,999
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Quant Small/Mid-Cap Equity
Portfolio of Investments July 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 97.6%
AUTOMOBILES & COMPONENTS - 1.1%
226,100 (a) Adient plc $ 4,847,584
510,600 (a) American Axle & Manufacturing Holdings, Inc 2,272,170
127,600 BorgWarner, Inc 4,695,680
354,100 (a) Garrett Motion, Inc 4,617,464
22,734 (a) Visteon Corp 2,526,884
TOTAL AUTOMOBILES & COMPONENTS 18,959,782
BANKS - 6.2%
85,746 Ameris Bancorp 5,860,739
119,274 Bank of NT Butterfield & Son Ltd 5,428,160
134,645 BankUnited, Inc 4,910,503
140,271 Berkshire Hills Bancorp, Inc 3,456,277
322,598 Capitol Federal Financial, Inc 1,942,040
68,849 Cathay General Bancorp 3,113,352
91,316 Central Pacific Financial Corp 2,434,484
80,068 (a) Customers Bancorp, Inc 5,104,335
58,695 East West Bancorp, Inc 5,884,174
76,867 Enterprise Financial Services Corp 4,242,290
46,300 FB Financial Corp 2,257,588
263,310 First BanCorp 5,484,747
125,911 First Financial Bankshares, Inc 4,359,039
213,035 First Hawaiian, Inc 5,166,099
409,770 First Horizon National Corp 8,937,084
244,910 FNB Corp 3,752,021
103,050 Hancock Whitney Corp 6,154,146
109,133 National Bank Holdings Corp 4,044,469
110,972 OFG Bancorp 4,729,627
209,186 Pacific Premier Bancorp, Inc 4,533,060
80,234 Prosperity Bancshares, Inc 5,345,189
25,400 SouthState Corp 2,391,918
69,281 Westamerica Bancorporation 3,318,560
TOTAL BANKS 102,849,901
CAPITAL GOODS - 16.4%
13,780 Acuity Brands, Inc 4,290,403
22,900 Air Lease Corp 1,268,660
62,482 Albany International Corp (Class A) 3,385,900
51,200 (a) Allegheny Technologies, Inc 3,939,328
61,930 Allegion plc 10,275,426
9,960 Allison Transmission Holdings, Inc 897,097
111,400 (a) American Superconductor Corp 6,333,090
261,500 (a) API Group Corp 9,432,305
30,648 Applied Industrial Technologies, Inc 8,320,932
35,920 Armstrong World Industries, Inc 6,759,066
54,700 (a) Astronics Corp 1,975,764
32,630 BWX Technologies, Inc 4,957,476
17,324 Comfort Systems USA, Inc 12,183,969
89,920 (a) Core & Main, Inc 5,722,509
46,146 Crane Co 9,034,002
25,111 Curtiss-Wright Corp 12,309,914
259,942 (a) DNOW, Inc 4,044,698
24,233 EMCOR Group, Inc 15,205,965
49,230 EnerSys 4,547,375
36,467 Esab Corp 4,892,777
33,720 ESCO Technologies, Inc 6,531,564
61,131 Federal Signal Corp 7,737,351
124,014 Flowserve Corp 6,949,745
60,850 Franklin Electric Co, Inc 5,716,857
62,463 (a) Gibraltar Industries, Inc 4,124,432
172,730 (a) Hayward Holdings, Inc 2,656,587

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
120,700 Helios Technologies, Inc $ 4,428,483
60,881 ITT, Inc 10,347,335
10,690 John Bean Technologies Corp 1,473,082
116,480 Leonardo DRS, Inc 4,845,568
23,200 (a) Mastec, Inc 4,389,672
320,985 (a) MRC Global, Inc 4,712,060
61,600 Mueller Industries, Inc 5,258,792
32,960 (a) MYR Group, Inc 6,377,760
112,382 nVent Electric plc 8,812,996
62,845 Oshkosh Corp 7,951,778
104,530 Primoris Services Corp 9,843,590
62,550 REV Group, Inc 3,099,353
129,600 (a) Spirit Aerosystems Holdings, Inc (Class A) 5,106,240
41,503 (a) SPX Technologies, Inc 7,569,732
189,800 (a) StandardAero, Inc 5,418,790
35,210 Tennant Co 2,906,233
83,320 Toro Co 6,186,510
65,500 (a) Tutor Perini Corp 3,153,825
33,073 (a) V2X, Inc 1,566,999
11,746 Vertiv Holdings Co 1,710,218
18,460 WESCO International, Inc 3,820,482
TOTAL CAPITAL GOODS 272,472,690
COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
259,184 (a) ACV Auctions, Inc 3,683,005
51,580 (a) Cimpress plc 2,852,890
73,330 Concentrix Corp 3,810,960
149,231 (a) ExlService Holdings, Inc 6,481,102
78,730 Genpact Ltd 3,468,056
12,780 (a) Huron Consulting Group, Inc 1,687,982
177,310 (a) Legalzoom.com, Inc 1,594,017
56,410 MAXIMUS, Inc 4,166,443
145,650 (a) OPENLANE, Inc 3,588,816
179,075 Tetra Tech, Inc 6,579,216
73,610 TriNet Group, Inc 4,991,494
119,253 (a) Upwork, Inc 1,426,266
221,620 (a) Verra Mobility Corp 5,598,121
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 49,928,368
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.4%
27,800 (a) Abercrombie & Fitch Co (Class A) 2,669,356
362,230 American Eagle Outfitters, Inc 3,912,084
14,760 (a) Asbury Automotive Group, Inc 3,278,491
201,080 Bath & Body Works, Inc 5,823,277
98,200 (a) Etsy, Inc 5,722,114
19,550 Lithia Motors, Inc (Class A) 5,630,400
391,800 (a) Overstock.com, Inc 3,506,610
21,550 Penske Auto Group, Inc 3,607,685
67,213 Sonic Automotive, Inc (Class A) 4,862,861
195,800 (a) ThredUp, Inc 1,617,308
146,710 Upbound Group, Inc 3,027,361
75,673 (a) Urban Outfitters, Inc 5,696,663
121,637 (a) Valvoline, Inc 4,287,704
86,367 (a) Warby Parker, Inc 2,068,490
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 55,710,404
CONSUMER DURABLES & APPAREL - 2.7%
167,840 (a) Amer Sports, Inc 6,300,714
62,430 (a) BK LC Lux Finco 2 Sarl 3,127,119
61,420 (a) G-III Apparel Group Ltd 1,449,512
87,150 Hasbro, Inc 6,550,194
72,466 Kontoor Brands, Inc 4,033,457
161,600 Leggett & Platt, Inc 1,543,280
31,900 (a) Skyline Champion Corp 1,942,710
130,080 Tapestry, Inc 14,052,542

Quant Small/Mid-Cap Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
75,260 (a) Taylor Morrison Home Corp $ 4,461,413
17,370 Tempur Sealy International, Inc 1,257,241
TOTAL CONSUMER DURABLES & APPAREL 44,718,182
CONSUMER SERVICES - 4.3%
367,814 ADT, Inc 3,071,247
139,720 Aramark 5,946,483
7,980 (a) Brinker International, Inc 1,257,648
48,800 (b) Cracker Barrel Old Country Store, Inc 3,025,600
78,600 H&R Block, Inc 4,271,124
246,521 International Game Technology plc 3,658,372
234,031 (a) Laureate Education, Inc 5,289,100
181,500 (a) Life Time Group Holdings, Inc 5,212,680
174,590 OneSpaWorld Holdings Ltd 3,861,931
100,600 Perdoceo Education Corp 2,895,268
40,700 Red Rock Resorts, Inc 2,496,945
377,310 (a) Rush Street Interactive, Inc 7,606,570
45,011 Strategic Education, Inc 3,337,341
10,000 (a) Stride, Inc 1,282,300
328,100 Super Group SGHC Ltd 3,527,075
100,170 Travel & Leisure Co 5,935,072
271,821 Wendy's Co 2,677,437
67,926 Wyndham Hotels & Resorts, Inc 5,841,636
TOTAL CONSUMER SERVICES 71,193,829
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
64,427 Albertsons Cos, Inc 1,238,287
97,599 (a) Chefs' Warehouse, Inc 6,691,388
19,811 (a) Performance Food Group Co 1,989,024
250,360 (a) United Natural Foods, Inc 6,919,950
111,616 (a) US Foods Holding Corp 9,300,961
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 26,139,610
ENERGY - 4.0%
300,400 APA Corp 5,794,716
50,400 Chesapeake Energy Corp 5,280,912
27,270 Chord Energy Corp 3,008,699
141,600 DHT Holdings, Inc 1,570,344
127,580 EQT Corp 6,857,425
165,660 HF Sinclair Corp 7,279,100
207,390 Magnolia Oil & Gas Corp 4,940,030
81,600 Noble Corp plc 2,187,696
108,277 (a) Par Pacific Holdings, Inc 3,397,732
573,640 Patterson-UTI Energy, Inc 3,390,212
237,190 PBF Energy, Inc 5,360,494
167,140 Sitio Royalties Corp 3,036,934
293,850 TechnipFMC plc 10,687,325
42,450 Weatherford International plc 2,400,548
73,719 World Fuel Services Corp 2,010,317
TOTAL ENERGY 67,202,484
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.3%
82,600 Agree Realty Corp 5,922,420
195,819 Alexander & Baldwin, Inc 3,520,826
92,804 American Assets Trust, Inc 1,766,060
42,004 American Homes 4 Rent 1,457,119
180,102 Americold Realty Trust, Inc 2,896,040
262,745 Brixmor Property Group, Inc 6,865,527
303,600 Broadstone Net Lease, Inc 4,930,464
134,610 Corporate Office Properties Trust 3,672,161
126,130 CubeSmart 4,907,718
238,840 DiamondRock Hospitality Co 1,843,845
97,258 Essential Properties Realty Trust, Inc 2,965,396
127,776 First Industrial Realty Trust, Inc 6,225,247
60,020 Gaming and Leisure Properties, Inc 2,735,712
113,540 InvenTrust Properties Corp 3,130,298

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
176,801 Kite Realty Group Trust $ 3,886,086
234,691 Mack-Cali Realty Corp 3,304,449
142,300 Millrose Properties, Inc 4,267,577
176,040 NETSTREIT Corp 3,209,209
114,556 Regency Centers Corp 8,179,298
222,074 Sabra Health Care REIT, Inc 4,003,994
135,310 Tanger Factory Outlet Centers, Inc 4,062,006
249,770 Washington REIT 3,766,532
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 87,517,984
FINANCIAL SERVICES - 8.4%
23,960 (a) Affirm Holdings, Inc 1,642,697
146,119 Brightsphere Investment Group, Inc 6,106,313
167,852 Cannae Holdings, Inc 3,588,676
157,542 Corebridge Financial, Inc 5,602,193
100,630 Enact Holdings, Inc 3,497,899
18,400 (a) Enova International, Inc 1,923,904
6,600 Evercore Partners, Inc (Class A) 1,987,524
7,300 Federal Agricultural Mortgage Corp 1,257,571
281,720 (a) Flywire Corp 3,067,931
343,750 Invesco Ltd 7,222,187
141,460 Janus Henderson Group plc 6,125,218
292,640 (a) LendingClub Corp 4,562,258
28,690 MarketAxess Holdings, Inc 5,895,795
124,752 (a) NMI Holdings, Inc 4,655,745
137,670 Pagseguro Digital Ltd 1,077,956
634,896 (a) Payoneer Global, Inc 4,171,267
100,060 PROG Holdings, Inc 3,185,910
303,970 (a) Remitly Global, Inc 5,015,505
94,930 (a) Robinhood Markets, Inc 9,782,536
20,150 SEI Investments Co 1,775,618
830,560 (a) SoFi Technologies, Inc 18,754,045
61,943 StepStone Group, Inc 3,676,936
66,253 (a) StoneX Group, Inc 6,442,442
103,870 (a) Upstart Holdings, Inc 8,490,334
56,514 Victory Capital Holdings, Inc 3,894,380
120,129 Virtu Financial, Inc 5,302,494
82,360 Voya Financial, Inc 5,765,200
447,940 WisdomTree, Inc 5,944,164
TOTAL FINANCIAL SERVICES 140,414,698
FOOD, BEVERAGE & TOBACCO - 1.1%
236,470 Dole plc 3,367,333
25,181 Ingredion, Inc 3,312,309
286,250 Primo Brands Corp 7,903,362
179,690 Smithfield Foods, Inc 4,334,123
TOTAL FOOD, BEVERAGE & TOBACCO 18,917,127
HEALTH CARE EQUIPMENT & SERVICES - 3.8%
1,011,719 (a) agilon health, Inc 1,810,977
151,710 (a) Alignment Healthcare, Inc 2,090,564
55,901 (a) AtriCure, Inc 1,962,125
272,910 (a) BrightSpring Health Services, Inc 5,635,591
114,470 (a) Doximity, Inc 6,725,113
26,100 Encompass Health Corp 2,873,871
86,700 (a) Enovis Corp 2,323,560
50,163 (a) Hims & Hers Health, Inc 3,319,787
267,700 (a) LifeMD, Inc 2,786,757
106,892 (a) LivaNova plc 4,509,773
62,500 (a) Novocure Ltd 723,125
164,100 (a) Option Care Health, Inc 4,816,335
21,350 (a) Penumbra, Inc 5,385,965
144,281 (a) Phreesia, Inc 3,889,816
167,264 (a) Privia Health Group, Inc 3,264,993
174,290 (a) Progyny, Inc 4,097,558

Quant Small/Mid-Cap Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
45,170 (a) Tenet Healthcare Corp $ 7,285,018
TOTAL HEALTH CARE EQUIPMENT & SERVICES 63,500,928
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
78,615 (a) BellRing Brands, Inc 4,290,807
26,400 (a) Central Garden and Pet Co (Class A) 937,728
205,570 (a) Honest Co, Inc 947,678
36,250 Spectrum Brands Holdings, Inc 1,939,737
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 8,115,950
INSURANCE - 3.2%
76,779 Axis Capital Holdings Ltd 7,204,941
150,160 CNO Financial Group, Inc 5,531,894
217,930 (a) Hamilton Insurance Group Ltd 4,683,316
34,000 Kemper Corp 2,094,060
78,390 Mercury General Corp 5,428,508
199,040 Old Republic International Corp 7,199,277
508,395 (a) Oscar Health, Inc 7,142,950
25,870 Primerica, Inc 6,871,848
8,369 Reinsurance Group of America, Inc (Class A) 1,610,614
65,823 Selective Insurance Group, Inc 5,132,219
TOTAL INSURANCE 52,899,627
MATERIALS - 4.8%
135,720 Avient Corp 4,284,680
143,120 (a) Axalta Coating Systems Ltd 4,053,158
30,700 Balchem Corp 4,680,829
43,868 Carpenter Technology Corp 10,940,241
686,200 (a) Coeur Mining, Inc 5,963,078
369,399 (a) Constellium SE 5,064,460
81,820 Crown Holdings, Inc 8,129,635
61,140 Element Solutions, Inc 1,442,904
34,300 H.B. Fuller Co 1,927,660
648,720 Hecla Mining Co 3,723,653
137,730 Huntsman Corp 1,335,981
12,800 Innospec, Inc 1,022,720
56,626 Minerals Technologies, Inc 3,292,802
249,560 Mosaic Co 8,986,656
50,062 Royal Gold, Inc 7,580,388
77,170 Silgan Holdings, Inc 3,590,720
243,000 (a) SSR Mining, Inc 2,903,850
55,877 Worthington Steel, Inc 1,705,366
TOTAL MATERIALS 80,628,781
MEDIA & ENTERTAINMENT - 2.1%
82,920 (a) Cargurus, Inc 2,721,434
103,330 (a) EverQuote, Inc 2,540,885
562,950 (a) fuboTV, Inc 2,240,541
171,200 (a) Grindr, Inc 2,992,576
404,878 (a) Integral Ad Science Holding Corp 3,319,999
44,240 (a) Madison Square Garden Entertainment Corp 1,671,830
248,900 (a) Magnite, Inc 5,727,189
251,550 (a) MediaAlpha, Inc 2,520,531
33,900 New York Times Co (Class A) 1,759,071
140,040 News Corp (Class A) 4,105,973
60,400 (a) Roku, Inc 5,687,264
TOTAL MEDIA & ENTERTAINMENT 35,287,293
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
276,740 (a) ADMA Biologics, Inc 5,175,038
168,310 (a) Alkermes plc 4,458,532
733,900 (a) Amicus Therapeutics, Inc 4,396,061
284,330 (a) Amneal Pharmaceuticals, Inc 2,223,461
179,450 (a) Apellis Pharmaceuticals, Inc 4,008,913
753,500 (a) Ardelyx, Inc 3,194,840
601,610 (a) BioCryst Pharmaceuticals, Inc 4,897,105
139,250 (a) Brooks Automation, Inc 4,553,475

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
100,600 (a) CorMedix, Inc $ 1,174,002
70,173 (a) Exact Sciences Corp 3,294,622
212,993 (a) Exelixis, Inc 7,714,606
130,731 (a) Halozyme Therapeutics, Inc 7,839,938
184,110 (a) Innoviva, Inc 3,345,279
35,890 (a) Mirum Pharmaceuticals, Inc 1,854,795
45,317 (a) Natera, Inc 6,057,070
127,707 (a) PTC Therapeutics, Inc 6,654,812
156,145 (b) QIAGEN NV 7,704,194
302,900 (a) Recursion Pharmaceuticals, Inc 1,802,255
184,550 (a) Travere Therapeutics, Inc 2,851,298
53,950 (a) Twist Bioscience Corp 1,811,102
92,750 (a) Ultragenyx Pharmaceutical, Inc 2,533,930
180,742 (a) Veracyte, Inc 4,249,244
758,400 Viatris, Inc 6,628,416
416,100 (a) Xeris Biopharma Holdings, Inc 2,117,949
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 100,540,937
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
963,670 (a) Compass, Inc 7,651,540
368,554 (b) eXp World Holdings, Inc 3,973,012
276,200 Newmark Group, Inc 4,189,954
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 15,814,506
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
52,570 (a) Ambarella, Inc 3,474,351
85,000 Amkor Technology, Inc 1,917,600
150,112 (a) Credo Technology Group Holding Ltd 16,744,994
43,100 (a) MACOM Technology Solutions Holdings, Inc 5,910,734
45,740 (a) Rambus, Inc 3,381,558
371,700 (a) Rigetti Computing, Inc 5,389,650
76,000 (a) Semtech Corp 3,883,600
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 40,702,487
SOFTWARE & SERVICES - 7.1%
72,850 Amdocs Ltd 6,218,476
221,440 (a) Amplitude, Inc 2,708,211
160,490 (a) Box, Inc 5,151,729
178,533 Clear Secure, Inc 5,250,655
189,240 (a) Clearwater Analytics Holdings, Inc 3,834,002
49,260 (a) Commvault Systems, Inc 9,356,937
113,890 (a) Confluent, Inc 2,018,700
276,400 (a),(b) D-Wave Quantum, Inc 4,751,316
68,940 (a) Elastic NV 5,770,278
61,200 (a) Five9, Inc 1,580,796
263,680 (a) Freshworks, Inc 3,425,203
59,240 (a) Gitlab, Inc 2,595,304
243,514 (a) Kyndryl Holdings, Inc 9,197,524
35,842 (a) Manhattan Associates, Inc 7,873,054
128,846 (a) Nutanix, Inc 9,685,354
231,800 (a) Pagaya Technologies Ltd 6,965,590
101,880 Pegasystems, Inc 5,981,375
14,878 (a) Q2 Holdings, Inc 1,208,094
134,834 (a) SentinelOne, Inc 2,472,856
354,600 (a) Sprinklr, Inc 3,194,946
23,247 (a) SPS Commerce, Inc 2,530,785
161,420 (a) Tenable Holdings, Inc 5,054,060
204,400 (a) Unity Software, Inc 6,818,784
125,100 (a) Verint Systems, Inc 2,662,128
26,700 (a) Workiva, Inc 1,704,261
TOTAL SOFTWARE & SERVICES 118,010,418
TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
39,810 Benchmark Electronics, Inc 1,532,685
98,446 (a) Calix, Inc 5,580,904
95,840 Cognex Corp 3,907,397

Quant Small/Mid-Cap Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
558,590 (a) CommScope Holding Co, Inc $ 4,580,438
225,718 (a) Extreme Networks, Inc 3,986,180
23,231 (a) Fabrinet 7,520,572
197,138 (a),(b) IonQ, Inc 7,859,892
20,139 (a) Itron, Inc 2,508,111
27,060 Jabil Inc 6,038,980
24,370 Littelfuse, Inc 6,271,132
322,110 (a) Mirion Technologies, Inc 7,199,158
190,600 (a) Ouster, Inc 4,456,228
38,060 (a) Plexus Corp 4,852,650
70,714 (a) Sanmina Corp 8,205,653
196,580 (a) TTM Technologies, Inc 9,288,405
207,000 (a) Viasat, Inc 3,401,010
115,550 Vontier Corp 4,791,858
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 91,981,253
TELECOMMUNICATION SERVICES - 0.3%
41,763 (a),(c) GCI Liberty, Inc 418
74,940 Iridium Communications, Inc 1,833,032
306,580 (a) Liberty Global Ltd 3,071,932
TOTAL TELECOMMUNICATION SERVICES 4,905,382
TRANSPORTATION - 1.4%
79,360 CH Robinson Worldwide, Inc 9,151,795
129,790 (a) GXO Logistics, Inc 6,451,861
64,280 Knight-Swift Transportation Holdings, Inc 2,731,900
361,555 (a) Lyft, Inc (Class A) 5,083,463
TOTAL TRANSPORTATION 23,419,019
UTILITIES - 2.0%
38,163 Allete, Inc 2,516,087
100,390 Avista Corp 3,744,547
47,600 Black Hills Corp 2,750,328
103,900 Clearway Energy, Inc (Class A) 3,198,042
28,974 MGE Energy, Inc 2,461,051
48,930 NRG Energy, Inc 8,181,096
109,500 OGE Energy Corp 4,973,490
71,170 ONE Gas, Inc 5,174,059
TOTAL UTILITIES 32,998,700
TOTAL COMMON STOCKS
(Cost $1,328,879,930) 1,624,830,340
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 2.4%
225,800 (b) Vanguard Russell 2000 ETF 20,035,235
82,800 Vanguard Small-Cap ETF 20,000,340
TOTAL INVESTMENT COMPANIES
(Cost $39,032,887) 40,035,575
TOTAL LONG-TERM INVESTMENTS
(Cost $1,367,912,817) 1,664,865,915
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.5%
25,131,470 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (e) 25,131,470
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $25,131,470) 25,131,470

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0.2%
$ 3,498,000 (f) Fixed Income Clearing Corporation (FICC) 4 .360% 08/01/25 $ 3,498,000
TOTAL REPURCHASE AGREEMENT 3,498,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,498,000) 3,498,000
TOTAL INVESTMENTS - 101.7%
(Cost $1,396,542,287) 1,693,495,385
OTHER ASSETS & LIABILITIES, NET - (1.7)% (27,842,654)
NET ASSETS - 100.0% $ 1,665,652,731
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $39,885,926.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $3,498,424 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 9/15/27, valued at $3,568,129.
Fund Level 1 Level 2 Level 3 Total
Quant Small/Mid Cap Equity
Long-Term Investments
:
Common stocks $1,624,829,922 $— $418 $1,624,830,340
Investment companies 40,035,575 — — 40,035,575
Investments purchased with collateral from securities lending 25,131,470 — — 25,131,470
Short-Term Investments
:
Repurchase agreement — 3,498,000 — 3,498,000
Total $1,689,996,967 $3,498,000 $418 $1,693,495,385
1 1 1 1 1

Large Cap Responsible Equity
Portfolio of Investments July 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 0.1%
82,037 (a) Aptiv plc $ 5,631,020
TOTAL AUTOMOBILES & COMPONENTS 5,631,020
BANKS - 3.3%
762,017 Citigroup, Inc 71,400,993
519,290 JPMorgan Chase & Co 153,834,469
TOTAL BANKS 225,235,462
CAPITAL GOODS - 7.9%
70,688 (a) Axon Enterprise, Inc 53,404,077
432,070 Carrier Global Corp 29,648,643
178,041 Caterpillar, Inc 77,985,519
101,538 Deere & Co 53,243,481
181,822 Eaton Corp plc 69,950,560
213,553 Illinois Tool Works, Inc 54,663,161
521,228 Ingersoll Rand, Inc 44,111,526
45,613 Parker-Hannifin Corp 33,384,155
139,810 Quanta Services, Inc 56,781,035
55,887 Trane Technologies plc 24,482,977
28,216 W.W. Grainger, Inc 29,331,661
80,132 Xylem, Inc 11,588,690
TOTAL CAPITAL GOODS 538,575,485
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
201,718 Automatic Data Processing, Inc 62,431,721
866,567 (a) Copart, Inc 39,281,482
62,227 Paychex, Inc 8,981,223
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 110,694,426
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.6%
672,418 eBay, Inc 61,694,351
257,745 Home Depot, Inc 94,723,865
103,153 Lowe's Cos, Inc 23,061,916
16,072 Pool Corp 4,952,426
497,939 TJX Cos, Inc 62,008,344
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 246,440,902
CONSUMER DURABLES & APPAREL - 0.2%
102,985 (a) Deckers Outdoor Corp 10,933,917
TOTAL CONSUMER DURABLES & APPAREL 10,933,917
CONSUMER SERVICES - 4.1%
12,924 Booking Holdings, Inc 71,134,472
111,333 (a) DoorDash, Inc 27,861,083
95,751 Expedia Group, Inc 17,256,245
210,528 McDonald's Corp 63,173,137
175,589 Royal Caribbean Cruises Ltd 55,814,476
515,327 Starbucks Corp 45,946,555
TOTAL CONSUMER SERVICES 281,185,968
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
102,995 Costco Wholesale Corp 96,778,222
254,808 Target Corp 25,608,204
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 122,386,426
ENERGY - 1.6%
1,211,130 Baker Hughes Co 54,561,407
619,622 ONEOK, Inc 50,877,162
TOTAL ENERGY 105,438,569
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
64,949 Equinix, Inc 50,996,006
179,527 Iron Mountain, Inc 17,478,749
480,928 Prologis, Inc 51,353,492

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
376,547 Welltower, Inc $ 62,156,613
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 181,984,860
FINANCIAL SERVICES - 11.3%
225,531 American Express Co 67,503,684
100,687 Ameriprise Financial, Inc 52,174,996
405,609 Bank of New York Mellon Corp 41,149,033
108,774 Goldman Sachs Group, Inc 78,707,779
187,898 Mastercard, Inc (Class A) 106,438,580
118,364 Moody's Corp 61,043,866
510,274 Morgan Stanley 72,693,634
141,227 Nasdaq Stock Market, Inc 13,588,862
695,623 (a) PayPal Holdings, Inc 47,831,037
134,278 S&P Global, Inc 74,000,606
409,626 Synchrony Financial 28,538,643
353,272 Visa, Inc (Class A) 122,044,878
TOTAL FINANCIAL SERVICES 765,715,598
FOOD, BEVERAGE & TOBACCO - 1.8%
851,979 Coca-Cola Co 57,840,855
474,360 PepsiCo, Inc 65,423,731
TOTAL FOOD, BEVERAGE & TOBACCO 123,264,586
HEALTH CARE EQUIPMENT & SERVICES - 2.9%
114,872 (a) Cooper Cos, Inc 8,120,302
362,022 (a) Edwards Lifesciences Corp 28,711,965
117,039 HCA, Inc 41,430,636
67,230 (a) IDEXX Laboratories, Inc 35,921,661
30,884 (a) Insulet Corp 8,906,945
25,274 McKesson Corp 17,528,530
20,010 STERIS plc 4,532,065
207,676 UnitedHealth Group, Inc 51,827,622
TOTAL HEALTH CARE EQUIPMENT & SERVICES 196,979,726
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
581,822 Procter & Gamble Co 87,546,756
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 87,546,756
INSURANCE - 2.1%
15,127 Hartford Financial Services Group, Inc 1,881,648
174,713 Marsh & McLennan Cos, Inc 34,802,830
240,285 Progressive Corp 58,158,581
191,155 Travelers Cos, Inc 49,746,177
TOTAL INSURANCE 144,589,236
MATERIALS - 2.0%
8,503 Ball Corp 486,882
215,250 Ecolab, Inc 56,343,840
456,488 International Paper Co 21,336,249
917,100 Newmont Goldcorp Corp 56,951,910
TOTAL MATERIALS 135,118,881
MEDIA & ENTERTAINMENT - 5.4%
1,355,355 Comcast Corp (Class A) 45,038,447
285,304 Electronic Arts, Inc 43,506,007
316,842 (a) Live Nation, Inc 46,797,563
92,849 (a) Netflix, Inc 107,649,131
758,313 News Corp (Class A) 22,233,737
223,053 (a) Take-Two Interactive Software, Inc 49,680,595
4,004,096 (a) Warner Bros Discovery, Inc 52,733,944
TOTAL MEDIA & ENTERTAINMENT 367,639,424
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
44,168 Agilent Technologies, Inc 5,070,928
220,882 Amgen, Inc 65,182,278
267,433 Bristol-Myers Squibb Co 11,582,523
320,487 Danaher Corp 63,187,217
161,371 Eli Lilly & Co 119,425,836
349,999 Gilead Sciences, Inc 39,301,388

Large Cap Responsible Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
124,937 (a) Vertex Pharmaceuticals, Inc $ 57,079,967
27,271 West Pharmaceutical Services, Inc 6,524,859
297,921 Zoetis, Inc 43,433,903
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 410,788,899
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
263,678 (a) CBRE Group, Inc 41,065,212
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 41,065,212
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.0%
502,347 (a) Advanced Micro Devices, Inc 88,568,800
358,526 Applied Materials, Inc 64,556,191
174,645 (a) First Solar, Inc 30,515,721
2,691,718 Intel Corp 53,296,016
680,287 Lam Research Corp 64,518,419
3,358,885 Nvidia Corp 597,444,875
253,979 NXP Semiconductors NV 54,293,091
350,954 Texas Instruments, Inc 63,543,731
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,016,736,844
SOFTWARE & SERVICES - 17.5%
63,546 Accenture plc 16,973,136
168,526 (a) Adobe, Inc 60,280,065
189,436 (a) Autodesk, Inc 57,419,946
178,934 (a) Cadence Design Systems, Inc 65,233,968
291,105 International Business Machines Corp 73,693,231
99,398 Intuit, Inc 78,040,352
1,033,303 Microsoft Corp 551,267,150
56,827 (a) PTC, Inc 12,207,008
291,045 Salesforce, Inc 75,185,655
74,284 (a) ServiceNow, Inc 70,058,726
104,157 (a) Synopsys, Inc 65,980,335
191,301 (a) Trade Desk, Inc 16,635,535
209,460 (a) Workday, Inc 48,045,935
TOTAL SOFTWARE & SERVICES 1,191,021,042
TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
557,120 (a) Arista Networks, Inc 68,648,327
2,610,308 Hewlett Packard Enterprise Co 54,007,273
1,698,763 HP, Inc 42,129,322
324,064 (a) Keysight Technologies, Inc 53,117,330
479,644 (a) Trimble Inc 40,237,335
232,491 Western Digital Corp 18,294,717
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 276,434,304
TELECOMMUNICATION SERVICES - 0.8%
1,263,792 Verizon Communications, Inc 54,039,746
TOTAL TELECOMMUNICATION SERVICES 54,039,746
TRANSPORTATION - 0.7%
606,530 CSX Corp 21,556,076
151,348 Old Dominion Freight Line 22,588,689
2,274 Union Pacific Corp 504,760
TOTAL TRANSPORTATION 44,649,525
UTILITIES - 0.6%
82,289 Edison International 4,288,903
34,033 Eversource Energy 2,249,581
819,207 Exelon Corp 36,815,163
TOTAL UTILITIES 43,353,647
TOTAL COMMON STOCKS
(Cost $3,503,773,865) 6,727,450,461

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.2%
200,000 Nuveen ESG Large-Cap ETF $ 10,017,440
TOTAL INVESTMENT COMPANIES
(Cost $5,657,305) 10,017,440
TOTAL LONG-TERM INVESTMENTS
(Cost $3,509,431,170) 6,737,467,901
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.5%
$ 5,000,000 Federal Farm Credit Discount Notes 0 .000% 09/08/25 4,977,087
7,500,000 Federal Home Loan Bank Discount Notes 0 .000 09/10/25 7,463,869
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/12/25 9,949,476
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/17/25 4,971,800
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 10/14/25 4,955,781
TOTAL GOVERNMENT AGENCY DEBT 32,318,013
REPURCHASE AGREEMENT - 0.2%
12,161,000 (b) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 12,161,000
TOTAL REPURCHASE AGREEMENT 12,161,000
TREASURY DEBT - 0.0%
5,000,000 United States Treasury Bill 0 .000 09/11/25 4,975,585
TOTAL TREASURY DEBT 4,975,585
TOTAL SHORT-TERM INVESTMENTS
(Cost $49,457,286) 49,454,598
TOTAL INVESTMENTS - 100.0%
(Cost $3,558,888,456) 6,786,922,499
OTHER ASSETS & LIABILITIES, NET - 0.0% 804,308
NET ASSETS - 100.0% $ 6,787,726,807
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $12,162,473 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 7/31/27, valued at $12,404,273.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 151 09/19/25  $ 47,807,138 $ 48,125,588 $ 318,450

Large Cap Responsible Equity

Portfolio of Investments July 31, 2025
(continued)
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $6,727,450,461 $— $— $6,727,450,461
Investment companies 10,017,440 — — 10,017,440
Short-Term Investments
:
Government agency debt — 32,318,013 — 32,318,013
Repurchase agreement — 12,161,000 — 12,161,000
Treasury debt — 4,975,585 — 4,975,585
Investments in Derivatives
:
Futures contracts* 318,450 — — 318,450
Total $6,737,786,351 $49,454,598 $— $6,787,240,949
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments July 31, 2025
Emerging Markets Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.8%
COMMON STOCKS - 97.8%
BRAZIL - 7.9%
1,993,870 Arcos Dorados Holdings, Inc $ 13,259,236
9,884,600 B3 SA-Brasil Bolsa Balcao 22,206,832
4,670,600 Banco do Brasil S.A. 16,431,824
10,763,671 (a) Cia Brasileira de Distribuicao 6,766,280
3,363,200 (b) Locaweb Servicos de Internet S.A. 2,270,342
8,927 (a) Mercadolibre, Inc 21,191,716
15,234,000 Raizen S.A. 3,863,218
3,164,700 Vale S.A. 30,214,010
2,451,100 WEG S.A. 16,244,220
TOTAL BRAZIL 132,447,678
CHINA - 27.9%
6,005,808 Alibaba Group Holding Ltd 90,295,914
21,720,400 Bank of China Ltd - A 16,761,530
57,800 (a) BeiGene Ltd (ADR) 17,405,314
1,417,671 BYD Co Ltd 20,615,531
2,942,962 China Merchants Bank Co Ltd (Class A) 18,175,944
520,303 Contemporary Amperex Technology Co Ltd 19,049,213
4,223,192 (a) DiDi Global, Inc (ADR) 21,242,656
1,524,127 Full Truck Alliance Co Ltd (ADR) 17,603,667
669,387 Huazhu Group Ltd (ADR) 20,898,262
997,600 JD.com, Inc 15,724,104
1,086,035 KE Holdings, Inc (ADR) 20,004,765
4,124,500 (a),(b) Kuaishou Technology 40,271,829
82,800 Kweichow Moutai Co Ltd 16,335,575
2,225,297 Ping An Insurance Group Co of China Ltd (Class A) 18,123,811
447,152 Prosus NV 25,543,888
1,126,876 Tencent Holdings Ltd 78,895,065
1,430,600 (a),(b) Xiaomi Corp 9,625,006
TOTAL CHINA 466,572,074
COLOMBIA - 1.2%
26,333,674 Almacenes Exito S.A. 19,440,064
TOTAL COLOMBIA 19,440,064
HONG KONG - 0.3%
22,290 (a),(c) Asia Pacific Investment Partners Limited 223
667,673 (a) Melco Crown Entertainment Ltd (ADR) 5,775,371
TOTAL HONG KONG 5,775,594
INDIA - 15.0%
528,760 Dr Reddy's Laboratories Ltd 7,628,789
23,732,675 Edelweiss Financial Services Ltd 27,800,663
2,867,368 HDFC Bank Ltd 65,801,216
244,131 Hero Honda Motors Ltd 11,826,367
1,979,827 ICICI Bank Ltd 33,338,888
3,727,964 Reliance Industries Ltd 58,873,815
7,545,427 (a) Reliance Strategic Investments Ltd 28,216,315
1,972,252 State Bank of India 17,869,471
TOTAL INDIA 251,355,524
INDONESIA - 2.9%
54,229,500 Astra International Tbk PT 16,763,447
72,859,500 Bank Rakyat Indonesia 16,315,461
84,686,500 Telkom Indonesia Persero Tbk PT 14,870,521
TOTAL INDONESIA 47,949,429
KOREA, REPUBLIC OF - 13.2%
204,511 Celltrion, Inc 26,218,920
146,607 Hynix Semiconductor, Inc 28,414,755
104,849 Hyundai Motor Co 15,950,393
100,343 Hyundai Rotem Co Ltd 14,505,401
90,542 LG Chem Ltd 19,466,969
304,587 LG Electronics, Inc 16,858,665

Emerging Markets Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
1,420,758 Samsung Electronics Co Ltd $ 72,407,423
38,488 Samsung Techwin Co Ltd 27,459,346
TOTAL KOREA, REPUBLIC OF 221,281,872
MACAU - 0.2%
4,790,100 (d) Wynn Macau Ltd 3,970,083
TOTAL MACAU 3,970,083
MEXICO - 3.6%
524,102 Fomento Economico Mexicano SAB de C.V. (ADR) 47,410,267
2,000,600 Grupo Mexico S.A. de C.V. (Series B) 12,523,236
TOTAL MEXICO 59,933,503
PERU - 1.3%
91,801 Credicorp Ltd 21,756,837
TOTAL PERU 21,756,837
SAUDI ARABIA - 1.1%
705,506 Al Rajhi Bank 17,788,677
TOTAL SAUDI ARABIA 17,788,677
SOUTH AFRICA - 4.2%
115,978 Naspers Ltd 35,800,332
1,942,619 (a),(d) Sibanye Stillwater Ltd (ADR) 16,240,295
1,373,801 Standard Bank Group Ltd 17,677,348
TOTAL SOUTH AFRICA 69,717,975
TAIWAN - 15.9%
132,000 Alchip Technologies Ltd 16,874,480
489,000 MediaTek, Inc 22,144,152
5,917,400 Taiwan Semiconductor Manufacturing Co Ltd 227,815,477
TOTAL TAIWAN 266,834,109
TURKEY - 1.6%
3,406,003 Aselsan Elektronik Sanayi Ve Ticaret AS 15,665,128
811,219 BIM Birlesik Magazalar AS 10,601,166
TOTAL TURKEY 26,266,294
UNITED ARAB EMIRATES - 0.8%
3,129,818 Emaar Properties PJSC 12,961,517
TOTAL UNITED ARAB EMIRATES 12,961,517
UNITED STATES - 0.7%
144,182 (a) Globant S.A. 12,148,775
TOTAL UNITED STATES 12,148,775
TOTAL COMMON STOCKS
(Cost $1,269,052,929) 1,636,200,005
TOTAL LONG-TERM INVESTMENTS
(Cost $1,269,052,929) 1,636,200,005
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
244,387 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (f) 244,387
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $244,387) 244,387
TOTAL INVESTMENTS - 97.8%
(Cost $1,269,297,316) 1,636,444,392
BORROWINGS - (1.0)%(g) (17,100,000)
OTHER ASSETS & LIABILITIES, NET - 3.2% 53,982,159
NET ASSETS - 100.0% $ 1,673,326,551
ADR American Depositary Receipt

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $52,167,177 or 3.2% of Total
Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,573,167.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Borrowings as a percentage of Total Investments is 1.0%.
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Equity
Long-Term Investments
:
Common stocks $354,255,697 $1,281,944,085 $223 $1,636,200,005
Investments purchased with collateral from securities lending 244,387 — — 244,387
Total $354,500,084 $1,281,944,085 $223 $1,636,444,392
1 1 1 1 1

International Equity
Portfolio of Investments July 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
COMMON STOCKS - 98.5%
AUSTRALIA - 4.7%
3,458,476 BHP Billiton Ltd $ 87,344,551
1,275,869 Commonwealth Bank of Australia 144,848,794
17,151,672 Glencore plc 68,835,172
TOTAL AUSTRALIA 301,028,517
BRAZIL - 1.0%
9,740,660 Itau Unibanco Holding S.A. 61,162,344
TOTAL BRAZIL 61,162,344
DENMARK - 3.3%
473,569 DSV AS 106,119,662
2,281,395 Novo Nordisk A.S. 106,103,042
TOTAL DENMARK 212,222,704
FINLAND - 1.4%
5,964,452 Nordea Bank AB publ 87,031,981
TOTAL FINLAND 87,031,981
FRANCE - 11.5%
441,429 Air Liquide 86,845,170
951,275 Airbus SE 191,258,653
632,986 Compagnie de Saint-Gobain 72,614,318
325,840 Essilor International S.A. 96,889,941
144,561 Kering 35,496,269
164,539 LVMH Moet Hennessy Louis Vuitton S.A. 88,326,471
1,304,015 Total S.A. 77,543,856
586,891 Vinci S.A. 81,524,303
TOTAL FRANCE 730,498,981
GERMANY - 9.6%
550,267 HeidelbergCement AG. 126,943,564
79,674 Rheinmetall AG. 157,714,368
1,579,172 RWE AG. 64,785,818
335,111 SAP AG. 95,826,841
657,112 Siemens AG. 167,368,478
TOTAL GERMANY 612,639,069
INDIA - 0.9%
386,724 HDFC Bank Ltd (ADR) 29,688,801
1,567,752 Reliance Industries Ltd 24,758,700
TOTAL INDIA 54,447,501
INDONESIA - 0.2%
70,040,495 Bank Rakyat Indonesia 15,684,200
TOTAL INDONESIA 15,684,200
ITALY - 3.1%
6,280,368 Enel S.p.A. 55,382,072
1,186,858 Moncler S.p.A 63,298,198
1,093,114 UniCredit S.p.A 80,424,513
TOTAL ITALY 199,104,783
JAPAN - 21.3%
1,240,600 Advantest Corp 82,498,775
4,068,570 Daiichi Sankyo Co Ltd 99,809,833
2,917,100 Fujitsu Ltd 63,545,864
8,326,110 (a) Hitachi Ltd 254,784,324
4,573,100 Mitsubishi Electric Corp 102,859,245
14,091,589 Mitsubishi UFJ Financial Group, Inc 194,221,110
1,870,001 Nintendo Co Ltd 156,292,592
1,851,214 ORIX Corp 41,583,899
511,500 SBI Holdings, Inc 19,001,132
6,332,435 Sony Corp 152,315,958
5,119,842 Sumitomo Mitsui Financial Group, Inc 129,156,225

SHARES DESCRIPTION VALUE
JAPAN (continued)
3,216,548 Toyota Motor Corp $ 57,214,675
TOTAL JAPAN 1,353,283,632
KOREA, REPUBLIC OF - 1.0%
1,208,857 Samsung Electronics Co Ltd 61,608,113
TOTAL KOREA, REPUBLIC OF 61,608,113
MEXICO - 0.7%
264,195 Fomento Economico Mexicano SAB de C.V. (ADR) 23,899,080
2,610,800 Grupo Financiero Banorte S.A. de C.V. 23,266,774
TOTAL MEXICO 47,165,854
NETHERLANDS - 5.5%
115,317 ASML Holding NV 79,923,089
870,439 Heineken NV 68,322,197
5,304,353 ING Groep NV 123,620,213
17,562,871 (b) Koninklijke KPN NV 78,462,092
TOTAL NETHERLANDS 350,327,591
SPAIN - 6.5%
11,336,061 Banco Bilbao Vizcaya Argentaria S.A. 189,065,727
16,376,395 Banco Santander S.A. 140,686,037
4,722,222 Iberdrola S.A. 82,999,263
TOTAL SPAIN 412,751,027
SWITZERLAND - 5.7%
1,528,456 ABB Ltd 99,805,256
422,565 Cie Financiere Richemont S.A. 68,994,799
114,533 Lonza Group AG. 79,825,937
165,331 Zurich Insurance Group AG 112,773,299
TOTAL SWITZERLAND 361,399,291
TAIWAN - 1.1%
284,369 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 68,709,238
TOTAL TAIWAN 68,709,238
UNITED KINGDOM - 8.2%
903,967 AstraZeneca plc 131,881,223
18,568,854 Barclays plc 90,764,895
2,053,677 British American Tobacco plc 110,030,522
3,966,115 National Grid plc 55,732,123
261,980 Reckitt Benckiser Group plc 19,634,290
1,973,242 Unilever plc 114,488,384
TOTAL UNITED KINGDOM 522,531,437
UNITED STATES - 12.8%
5,436,197 BP plc 29,139,537
1,446,950 CRH plc 138,111,377
25,140,881 Haleon plc 117,927,530
223,872 (a) Linde plc 103,039,327
428,889 Nestle S.A. 37,475,061
279,307 Novartis AG. 31,809,449
340,660 Roche Holding AG. 106,310,798
4,906,372 Shell plc 176,301,168
1,746,152 Smurfit WestRock plc 77,494,226
TOTAL UNITED STATES 817,608,473
TOTAL COMMON STOCKS
(Cost $4,162,416,341) 6,269,204,736
TOTAL LONG-TERM INVESTMENTS
(Cost $4,162,416,341) 6,269,204,736
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
8,142 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (d) 8,142
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $8,142) 8,142

International Equity

Portfolio of Investments July 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank Discount Notes 0 .000% 10/10/25 $ 4,958,140
TOTAL GOVERNMENT AGENCY DEBT 4,958,140
REPURCHASE AGREEMENT - 0.7%
41,314,000 (e) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 41,314,000
TOTAL REPURCHASE AGREEMENT 41,314,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $46,272,632) 46,272,140
TOTAL INVESTMENTS - 99.3%
(Cost $4,208,697,115) 6,315,485,018
OTHER ASSETS & LIABILITIES, NET - 0.7% 47,456,553
NET ASSETS - 100.0% $ 6,362,941,571
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,909,132.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $41,319,004 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $42,140,429.
Fund Level 1 Level 2 Level 3 Total
International Equity
Long-Term Investments
:
Common stocks $525,371,167 $5,743,833,569 $— $6,269,204,736
Investments purchased with collateral from securities lending 8,142 — — 8,142
Short-Term Investments
:
Government agency debt — 4,958,140 — 4,958,140
Repurchase agreement — 41,314,000 — 41,314,000
Total $525,379,309 $5,790,105,709 $— $6,315,485,018
1 1 1 1 1

Portfolio of Investments July 31, 2025
International Opportunities

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.9%
COMMON STOCKS - 96.9%
AUSTRALIA - 1.3%
1,506,024 Australia & New Zealand Banking Group Ltd $ 29,553,458
TOTAL AUSTRALIA 29,553,458
BRAZIL - 6.0%
675,372 Empresa Brasileira de Aeronautica S.A. (ADR) 38,887,920
5,197,470 Itau Unibanco Holding S.A. 32,635,309
6,194 (a) Mercadolibre, Inc 14,703,875
1,852,134 (a) StoneCo Ltd 23,670,272
4,327,100 WEG S.A. 28,677,069
TOTAL BRAZIL 138,574,445
CANADA - 6.5%
84,871 Alimentation Couche-Tard, Inc 4,410,156
350,996 Brookfield Corp 23,510,349
313,410 Canadian National Railway Co 29,264,568
383,661 Dollarama, Inc 52,437,731
350,543 (a) Shopify, Inc (Class A) 42,848,923
TOTAL CANADA 152,471,727
CHINA - 9.0%
285,300 (a) BeOne Medicines Ltd 6,486,128
1,792,500 (b) BYD Co Ltd (H shares) 26,172,022
1,681,507 JD.com, Inc 26,503,800
1,427,200 Tencent Holdings Ltd 99,921,408
1,659,053 Tencent Music Entertainment Group (ADR) 34,823,523
4,099,500 (a),(c) Wuxi Biologics Cayman, Inc 16,668,695
TOTAL CHINA 210,575,576
DENMARK - 3.4%
161,442 Carlsberg AS (Class B) 20,126,521
102,989 DSV AS 23,078,280
644,119 Novo Nordisk A.S. 29,956,664
96,185 (a) Zealand Pharma AS 4,976,404
TOTAL DENMARK 78,137,869
FRANCE - 5.1%
57,358 Airbus SE 11,532,116
129,399 Essilor International S.A. 38,477,356
86,983 L'Oreal S.A. 38,488,494
58,055 LVMH Moet Hennessy Louis Vuitton S.A. 31,164,607
TOTAL FRANCE 119,662,573
GERMANY - 5.4%
115,195 Deutsche Boerse AG. 33,335,962
180,018 Dr ING hc F Porsche AG. 9,128,076
205,683 SAP AG. 58,816,189
432,580 (c) Siemens Healthineers AG. 23,299,895
TOTAL GERMANY 124,580,122
INDIA - 3.7%
934,488 Axis Bank Ltd 11,348,493
1,415,097 Bharti Airtel Ltd 30,805,439
1,003,924 ICICI Bank Ltd 16,905,371
5,781,902 (a) Reliance Strategic Investments Ltd 21,621,569
260,620 Sun Pharmaceutical Industries Ltd 5,061,248
TOTAL INDIA 85,742,120
INDONESIA - 0.8%
85,752,100 Bank Rakyat Indonesia 19,202,507
TOTAL INDONESIA 19,202,507
ITALY - 3.4%
2,394,359 (b) Davide Campari-Milano NV 16,491,928
85,417 Ferrari NV 37,455,976

International Opportunities

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ITALY (continued)
455,863 Moncler S.p.A $ 24,312,349
TOTAL ITALY 78,260,253
JAPAN - 12.1%
228,600 Advantest Corp 15,201,693
722,900 Daiichi Sankyo Co Ltd 17,734,125
1,458,200 Fujitsu Ltd 31,765,308
1,386,900 (a) Hitachi Ltd 42,440,032
78,600 Keyence Corp 28,432,081
1,902,400 Mitsubishi Heavy Industries Ltd 45,422,458
1,055,600 Murata Manufacturing Co Ltd 15,711,632
276,200 Nintendo Co Ltd 23,084,487
286,200 Softbank Group Corp 21,853,927
1,681,100 Sony Corp 40,436,002
TOTAL JAPAN 282,081,745
KOREA, REPUBLIC OF - 1.5%
99,130 (a) Doosan Heavy Industries and Construction Co Ltd 4,644,102
127 Hynix Semiconductor, Inc 24,615
570,815 Samsung Electronics Co Ltd 29,090,980
TOTAL KOREA, REPUBLIC OF 33,759,697
MACAU - 0.4%
2,088,000 Galaxy Entertainment Group Ltd 10,182,472
TOTAL MACAU 10,182,472
MEXICO - 1.5%
397,314 Fomento Economico Mexicano SAB de C.V. (ADR) 35,941,024
TOTAL MEXICO 35,941,024
NETHERLANDS - 3.3%
7,340 (a),(c) Adyen NV 12,589,205
66,386 ASML Holding NV 46,010,338
753,667 ING Groep NV 17,564,532
TOTAL NETHERLANDS 76,164,075
NORWAY - 0.1%
83,527 Equinor ASA 2,145,606
TOTAL NORWAY 2,145,606
PHILIPPINES - 1.0%
7,943,966 BDO Unibank, Inc 19,392,211
5,620,407 Robinsons Retail Holdings, Inc 3,661,346
TOTAL PHILIPPINES 23,053,557
PORTUGAL - 1.1%
1,035,559 Jeronimo Martins SGPS S.A. 25,244,506
TOTAL PORTUGAL 25,244,506
SINGAPORE - 1.6%
1,044,900 DBS Group Holdings Ltd 38,352,500
TOTAL SINGAPORE 38,352,500
SPAIN - 1.0%
288,047 Amadeus IT Holding S.A. 23,128,374
142,139 (a),(b),(d) Let's GOWEX S.A. 1,622
TOTAL SPAIN 23,129,996
SWEDEN - 0.6%
433,539 Assa Abloy AB 14,345,906
TOTAL SWEDEN 14,345,906
SWITZERLAND - 5.1%
332,801 Galderma Group AG. 51,290,660
6,052 Givaudan S.A. 25,299,459
61,812 Lonza Group AG. 43,081,041
TOTAL SWITZERLAND 119,671,160
TAIWAN - 6.7%
1,264,000 Eclat Textile Co Ltd 16,907,684
3,619,000 Taiwan Semiconductor Manufacturing Co Ltd 139,328,795
TOTAL TAIWAN 156,236,479
UNITED KINGDOM - 8.3%
579,139 Ashtead Group plc 38,693,037

SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
1,846,985 Beazley plc $ 21,762,510
1,286,467 Compass Group plc 45,205,758
158,220 (a) Flutter Entertainment plc 47,919,165
479,804 RELX plc 24,931,132
8,454,720 Tritax Big Box REIT plc 15,726,800
TOTAL UNITED KINGDOM 194,238,402
UNITED STATES - 8.0%
408,165 CRH plc 38,959,349
76,092 (a) Linde plc 35,022,104
121,079 Roche Holding AG. 37,785,490
175,822 Schneider Electric S.A. 45,501,542
677,749 Smurfit WestRock plc 30,078,501
TOTAL UNITED STATES 187,346,986
TOTAL COMMON STOCKS
(Cost $1,665,978,120) 2,258,654,761
TOTAL LONG-TERM INVESTMENTS
(Cost $1,665,978,120) 2,258,654,761
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
12,866,531 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (f) 12,866,531
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $12,866,531) 12,866,531
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 0.9%
$ 5,000,000 Federal Farm Credit Discount Notes 0 .000 09/08/25 4,977,087
7,500,000 Federal Home Loan Bank Discount Notes 0 .000 09/10/25 7,463,869
9,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/12/25 8,954,528
TOTAL GOVERNMENT AGENCY DEBT 21,395,484
REPURCHASE AGREEMENT - 0.8%
18,709,000 (g) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 18,709,000
TOTAL REPURCHASE AGREEMENT 18,709,000
TREASURY DEBT - 0.2%
5,000,000 United States Treasury Bill 0 .000 09/11/25 4,975,585
TOTAL TREASURY DEBT 4,975,585
TOTAL SHORT-TERM INVESTMENTS
(Cost $45,081,873) 45,080,069
TOTAL INVESTMENTS - 99.4%
(Cost $1,723,926,524) 2,316,601,361
OTHER ASSETS & LIABILITIES, NET - 0.6% 13,266,624
NET ASSETS - 100.0% $ 2,329,867,985
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $16,194,222.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $52,557,796 or 2.3% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $18,711,266 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 9/15/27, valued at $19,083,335.

International Opportunities

Portfolio of Investments July 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
International Opportunities
Long-Term Investments
:
Common stocks $469,532,019 $1,789,121,120 $1,622 $2,258,654,761
Investments purchased with collateral from securities lending 12,866,531 — — 12,866,531
Short-Term Investments
:
Government agency debt — 21,395,484 — 21,395,484
Repurchase agreement — 18,709,000 — 18,709,000
Treasury debt — 4,975,585 — 4,975,585
Total $482,398,550 $1,834,201,189 $1,622 $2,316,601,361
1 1 1 1 1

Portfolio of Investments July 31, 2025
Quant International Small Cap Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 97.6%
AUSTRALIA - 7.2%
1,283,789 Abacus Property Group $ 991,642
212,140 AGL Energy Ltd 1,322,077
289,712 Austal Ltd 1,215,794
1,116,281 Challenger Financial Services Group Ltd 5,866,736
31,275 Codan Ltd 418,153
1,535,000 Deterra Royalties Ltd 4,064,631
177,765 Dyno Nobel Ltd 334,280
182,139 EBOS Group Ltd 4,388,491
1,606,204 HMC Capital Ltd 3,657,657
5,107,827 HomeCo Daily Needs REIT 4,198,775
297,371 Inghams Group Ltd 658,669
1,944,921 Macquarie CountryWide Trust 4,833,999
9,277 (a) Macquarie Technology Group Ltd 413,197
46,439 Mader Group Ltd 219,950
901,676 Magellan Financial Group Ltd 6,131,451
199,050 Netwealth Group Ltd 4,750,213
66,635 Objective Corp Ltd 815,778
2,140,073 Perenti Ltd 2,400,982
2,146,479 Perseus Mining Ltd 4,481,219
3,559,894 Ramelius Resources Ltd 5,727,442
234,486 Regis Healthcare Ltd 1,252,781
8,964,990 (a) Resolute Mining Ltd 3,534,180
1,628,253 TABCORP Holdings Ltd 804,369
388,058 Technology One Ltd 10,151,026
1,779,325 Ventia Services Group Pty Ltd 5,924,774
3,748,415 Westgold Resources Ltd 6,120,364
378,741 Worley Ltd 3,223,117
1,064,221 (a),(b) Zip Co Ltd 2,158,205
TOTAL AUSTRALIA 90,059,952
AUSTRIA - 0.2%
201,174 Uniqa Versicherungen AG. 2,898,253
TOTAL AUSTRIA 2,898,253
BELGIUM - 1.2%
52,016 Colruyt S.A. 2,221,960
2,345 Dredging Environmental & Marine Engineering NV 350,974
69,694 Fagron NV 1,723,314
119,539 (a) Galapagos NV 3,911,798
49,730 KBC Ancora 3,615,176
401,743 Proximus plc 3,337,974
TOTAL BELGIUM 15,161,196
BERMUDA - 0.0%
60,315 Conduit Holdings Ltd 242,591
TOTAL BERMUDA 242,591
BRAZIL - 1.6%
2,652,345 Fleury S.A. 6,797,180
1,331,145 Grupo Mateus S.A. 1,742,514
3,291,800 Marcopolo S.A. 4,855,795
1,043,564 Odontoprev S.A. 2,238,252
768,619 (a),(b) VTEX 4,588,656
20,451 Wilson Sons Holdings Brasil S.A. 64,645
TOTAL BRAZIL 20,287,042
BURKINA FASO - 0.5%
940,857 (a) Iamgold Corp 6,355,674
TOTAL BURKINA FASO 6,355,674
CANADA - 5.6%
382,416 (a) Allied Gold Corp 4,901,637
2,131,899 B2Gold Corp 7,169,926
71,780 Badger Infrastructure Solutions Ltd 2,708,845

Quant International Small Cap Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CANADA (continued)
72,670 Boardwalk REIT $ 3,747,309
3,611 Canaccord Financial, Inc 28,042
936,610 Centerra Gold, Inc 6,374,302
19,761 (b) dentalcorp Holdings Ltd 115,092
42,436 Evertz Technologies Ltd 369,049
196,131 (b) Fiera Capital Corp 927,149
132,931 First Capital Real Estate Investment Trust 1,783,478
957,806 (a) Fortuna Silver Mines, Inc 6,179,840
1,897 Killam Apartment REIT 25,082
2,489 Laurentian Bank of Canada 55,345
255,103 Maple Leaf Foods, Inc 5,383,380
97,488 (a) New Gold, Inc 408,076
398,357 RioCan Real Estate Investment Trust 5,074,337
191,735 Savaria Corp 2,750,932
173,602 Slate Grocery REIT 1,785,384
292,962 SmartCentres REIT 5,370,406
18,797 Topaz Energy Corp 349,324
282,149 Triple Flag Precious Metals Corp 6,438,764
55,573 (a) Trisura Group Ltd 1,696,148
321,107 (a),(b) Well Health Technologies Corp 1,059,078
414,947 (a) Wesdome Gold Mines Ltd 4,941,271
615 (b) Winpak Ltd 18,171
TOTAL CANADA 69,660,367
CAYMAN ISLANDS - 0.0%
12,173 Patria Investments Ltd 169,813
TOTAL CAYMAN ISLANDS 169,813
CHAD - 0.0%
8,194 Sunrise Communications AG. 436,559
TOTAL CHAD 436,559
CHILE - 0.0%
26,132 Embotelladora Andina S.A. 100,271
75,232 Empresa Nacional de Telecomunicaciones S.A. 247,197
39,698 Inversiones Aguas Metropolitanas S.A. 33,681
TOTAL CHILE 381,149
CHINA - 4.5%
81,000 (a) ANE Cayman, Inc 84,096
420,000 BOE Varitronix Ltd 316,594
189,000 C&D Property Management Group Co Ltd 68,545
1,978,000 China Foods Ltd 823,641
3,405,000 China Lesso Group Holdings Ltd 2,025,947
1,714,749 China XLX Fertiliser Ltd 1,430,039
4,565,760 (a),(b),(c) China Zhongwang Holdings Ltd 5,816
490,000 Consun Pharmaceutical Group Ltd 859,466
480,000 COSCO SHIPPING International Hong Kong Co Ltd 351,986
762,000 (b),(d) Greentown Management Holdings Co Ltd 276,635
592,000 Harbin Power Equipment 564,356
105,400 Hello Group, Inc (ADR) 867,442
458,804 (a),(b) iQIYI, Inc (ADR) 844,199
705,000 JNBY Design Ltd 1,669,479
139,300 JOYY, Inc (ADR) 6,992,860
5,827,000 Lonking Holdings Ltd 1,966,611
1,709,095 Lufax Holding Ltd (ADR) 4,939,285
1,822,000 (a) Newborn Town, Inc 2,458,383
94,170 Noah Holdings Ltd (ADR) 1,144,165
135,200 (b) Shoucheng Holdings Ltd 31,872
8,380,000 Shougang Fushan Resources Group Ltd 3,076,624
1,819,551 Tuya, Inc (ADR) 4,348,727
166,761 (a),(b) VNET Group, Inc (ADR) 1,385,784
568,400 (b) Weibo Corp (ADR) 5,479,376
121,000 Xinhua Winshare Publishing and Media Co Ltd 181,041
1,948,500 (b),(d) Yangtze Optical Fibre and Cable Joint Stock Ltd 6,669,709
2,929,700 Yangzijiang Shipbuilding Holdings Ltd 5,746,395

SHARES DESCRIPTION VALUE
CHINA (continued)
5,363,750 (b),(d) Yixin Group Ltd $ 1,718,140
TOTAL CHINA 56,327,213
CZECH REPUBLIC - 0.0%
528 Philip Morris CR AS. 426,045
TOTAL CZECH REPUBLIC 426,045
DENMARK - 1.0%
134,491 (a) ALK-Abello A.S. 3,902,097
1,584,247 Alm Brand AS 4,374,346
472,239 H Lundbeck A.S. 2,460,251
104,033 (d) Scandinavian Tobacco Group A.S. 1,363,089
TOTAL DENMARK 12,099,783
FINLAND - 0.2%
13,999 Kalmar Oyj 631,747
179,109 Mandatum Holding Oy 1,214,916
TOTAL FINLAND 1,846,663
FRANCE - 2.4%
32,243 Antin Infrastructure Partners S.A. 470,822
64,265 Carmila S.A. 1,262,629
418,961 (a),(d) Elior Group S.A. 1,244,168
37,290 JC Decaux S.A. 613,072
8,443 Neopost S.A. 155,201
111,257 Societe Television Francaise 1 1,063,780
170,894 SPIE S.A. 10,057,345
598,123 (a) Ubisoft Entertainment 6,308,101
30,976 Vicat S.A. 2,006,121
1,963,174 Vivendi Universal S.A. 7,442,000
TOTAL FRANCE 30,623,239
GERMANY - 2.8%
62,208 Bilfinger Berger AG. 6,692,664
3,961 (a) Ceconomy AG 20,014
3,230 Cewe Stiftung & Co KGAA 369,901
203,481 (a) HelloFresh SE 2,141,163
96,299 Hensoldt AG. 10,561,041
10,551 Hornbach Holding AG. & Co KGaA 1,240,626
230,212 (a) Nordex AG. 5,650,757
223,142 (a),(d) TeamViewer SE 2,282,060
674,712 (a) TUI AG. 6,087,285
TOTAL GERMANY 35,045,511
GREECE - 0.0%
41,410 (a) Lamda Development S.A. 314,406
410 Sarantis S.A. 6,270
TOTAL GREECE 320,676
GUATEMALA - 0.3%
86,962 Millicom International Cellular S.A. 3,491,524
TOTAL GUATEMALA 3,491,524
HONG KONG - 0.7%
886,600 Bank of East Asia Ltd 1,371,124
456,000 Cafe de Coral Holdings Ltd 420,119
2,194,600 Hutchison Port Holdings Trust 437,469
637,400 (a) Super Hi International Holding Ltd 1,308,985
2,576,000 Wasion Holdings Ltd 2,798,468
1,718,500 Yue Yuen Industrial Holdings 2,687,853
TOTAL HONG KONG 9,024,018
INDIA - 7.0%
5,994 3M India Ltd 2,095,419
280,785 (a) Affle India Ltd 6,242,581
74,253 Bajaj Electricals Ltd 522,759
279,744 Bharat Dynamics Ltd 5,138,845
103,347 (a) Borosil Renewables Ltd 719,191
133,982 (a) Central Depository Services India Ltd 2,252,220
145,755 Chambal Fertilisers and Chemicals Ltd 851,758

Quant International Small Cap Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
17,112 (a) Concord Biotech Ltd $ 343,737
189,080 (a) Data Patterns India Ltd 5,661,483
8,672 ESAB India Ltd 524,986
170,740 Finolex Cables Ltd 1,715,998
57,611 Fortis Healthcare Ltd 561,001
306,918 GE T&D India Ltd 9,553,835
45,825 GlaxoSmithKline Pharmaceuticals Ltd 1,646,199
21,356 Glenmark Pharmaceuticals Ltd 518,283
17,981 Ingersoll Rand India Ltd 790,756
142,354 Intellect Design Arena Ltd 1,651,672
102,371 JB Chemicals & Pharmaceuticals Ltd 2,064,178
75,867 Kansai Nerolac Paints Ltd 211,482
71,330 (a) Latent View Analytics Ltd 332,833
597,377 LT Foods Ltd 3,295,758
8,160 Maharashtra Scooters Ltd 1,489,575
212,009 Maharashtra Seamless Ltd 1,691,795
834,801 Man Infraconstruction Ltd 1,651,279
160,261 Mastek Ltd 4,397,775
77,282 NESCO Ltd 1,211,705
1,027,013 (d) Paradeep Phosphates Ltd 2,508,886
7,719 Procter & Gamble Health Ltd 519,498
1,704,337 Rain Industries Ltd 3,039,382
192,645 RR Kabel Ltd 3,153,647
11,864 SKF India Ltd 660,053
38,718 (a) Star Health & Allied Insurance Co Ltd 196,107
2,019,487 Sterlite Technologies Ltd 2,746,867
581,196 (a),(c) STL Networks Ltd 149,083
186,643 Symphony Ltd 2,366,511
6,485 Tata Investment Corp Ltd 502,121
751,560 Tata Technologies Ltd 5,995,682
594,594 TD Power Systems Ltd 3,443,338
728,463 Triveni Turbine Ltd 4,951,014
TOTAL INDIA 87,369,292
INDONESIA - 0.6%
11,744,500 Ciputra Development Tbk PT 654,145
766,600 Cisarua Mountain Dairy PT TBK 232,472
26,303,537 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 815,242
13,530,600 PT Aneka Tambang Tbk 2,341,269
34,386,125 PT Perusahaan Gas Negara Persero Tbk 3,399,410
TOTAL INDONESIA 7,442,538
IRELAND - 0.6%
23,610 COSMO Pharmaceuticals NV 1,693,682
423,549 Glanbia plc 6,154,116
TOTAL IRELAND 7,847,798
ISRAEL - 2.1%
335,942 (a) Cellebrite DI Ltd 4,696,469
12,562 Formula Systems 1985 Ltd 1,512,173
24,993 Matrix IT Ltd 918,649
13,964 (a) Nayax Ltd 615,729
26,762 (a) Nova Measuring Instruments Ltd 7,136,635
75,778 Plus500 Ltd 3,363,148
89,251 (a) Radware Ltd 2,284,826
49,559 Sapiens International Corp NV 1,382,879
471,983 (a) SimilarWeb Ltd 3,945,778
46,199 ZIM Integrated Shipping Services Ltd 732,254
TOTAL ISRAEL 26,588,540
ITALY - 1.9%
965,507 Banca Monte dei Paschi di Siena S.p.A 8,219,768
512,225 (a) Fincantieri S.p.A 9,912,764
555,088 (b) MFE-MediaForEurope NV 1,759,185

SHARES DESCRIPTION VALUE
ITALY (continued)
238,173 (d) Technogym S.p.A $ 3,674,831
TOTAL ITALY 23,566,548
JAPAN - 20.9%
276,900 AEON Financial Service Co Ltd 2,490,029
85,900 Aichi Corp 732,796
389,000 Anritsu Corp 4,192,915
105,700 Appier Group, Inc 1,071,819
8,500 Argo Graphics, Inc 297,203
119,900 Asahi Intecc Co Ltd 1,865,893
33,000 Axial Retailing, Inc 249,726
8,200 C Uyemura & Co Ltd 525,199
70,900 (a) Canon Electronics, Inc 1,197,913
92,800 Central Glass Co Ltd 2,004,538
82,900 Chudenko Corp 2,011,916
166,300 Cybozu, Inc 4,385,535
115,100 Dai-Dan Co Ltd 3,500,261
19,200 Doshisha Co Ltd 320,272
52,460 Elecom Co Ltd 678,521
249,500 Electric Power Development Co 4,317,751
287,100 Fuji Machine Manufacturing Co Ltd 5,387,715
46,500 Fukuoka Financial Group, Inc 1,267,917
748 Global One Real Estate Investment Corp 707,232
143,100 Glory Ltd 3,679,662
130,400 Gree, Inc 426,328
301,700 GungHo Online Entertainment, Inc 5,775,689
48,100 (a) Happinet Corp 1,807,502
231,600 Heiwa Corp 3,208,711
182,800 Hirogin Holdings, Inc 1,594,528
46,300 Hirose Electric Co Ltd 5,813,665
174,300 Hosiden Corp 2,709,659
97,000 Inaba Denki Sangyo Co Ltd 2,543,774
9,500 Insource Co Ltd 57,340
86,600 Ishikawajima-Harima Heavy Industries Co Ltd 9,643,492
212,400 JAC Recruitment Co Ltd 1,486,509
392,300 Jafco Co Ltd 6,446,480
295,600 Japan Aviation Electronics Industry Ltd 4,737,646
106,400 Justsystems Corp 2,679,481
56,420 Kaken Pharmaceutical Co Ltd 1,470,252
85,200 Kanamoto Co Ltd 1,910,870
61,700 Kandenko Co Ltd 1,461,612
61,400 Keiyo Bank Ltd 461,359
29,700 Kintetsu Corp 569,957
466,200 Koei Tecmo Holdings Co Ltd 6,104,423
62,400 (a),(b) M&A Research Institute Holdings, Inc 560,998
142,500 Maeda Kosen Co Ltd 1,797,514
172,100 Matsui Securities Co Ltd 841,202
15,400 Maxvalu Tokai Co Ltd 323,524
141,840 Mitsubishi Materials Corp 2,166,413
20,400 Mitsubishi Research Institute, Inc 638,728
10,400 Mitsui Mining & Smelting Co Ltd 439,875
119,400 Miura Co Ltd 2,380,757
209,300 Mixi Inc 4,789,776
758,800 Monex Group, Inc 3,942,184
66,000 Morita Holdings Corp 1,002,795
345,400 Namura Shipbuilding Co Ltd 7,052,141
31,100 Nanto Bank Ltd 932,734
46,560 Nihon Parkerizing Co Ltd 424,725
37,600 Nippon Densetsu Kogyo Co Ltd 713,923
6,860 Nippon Kanzai Holdings Co Ltd 126,088
135,400 Nippon Light Metal Holdings Co Ltd 1,571,173
5,400 Nippon System Development Co Ltd 129,158
35,500 Nishio Rent All Co Ltd 990,848

Quant International Small Cap Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
12,280 Nitta Corp $ 335,579
51,600 Noevir Holdings Co Ltd 1,573,203
293,400 Nomura Co Ltd 1,785,057
306,900 Noritsu Koki Co Ltd 3,208,849
625,500 NSK Ltd 2,993,357
56,500 OBIC Business Consultants Ltd 3,258,634
147,700 Ohsho Food Service Corp 3,654,237
374,100 Oki Electric Industry Co Ltd 3,892,703
166,800 Orient Corp 1,103,397
38,500 PALTAC Corp 1,101,754
52,700 Paramount Bed Holdings Co Ltd 864,681
493,400 Pigeon Corp 5,454,439
17,700 Plus Alpha Consulting Co Ltd 266,233
118,500 Prima Meat Packers Ltd 1,870,834
224,800 Raito Kogyo Co Ltd 4,644,834
258,380 (b) Sakura Internet, Inc 5,043,033
124,600 Sangetsu Co Ltd 2,479,795
122,400 Sanki Engineering Co Ltd 3,601,337
485,800 Santen Pharmaceutical Co Ltd 5,367,562
42,000 Sanyo Chemical Industries Ltd 1,100,685
279,500 Sega Sammy Holdings, Inc 5,713,608
38,575 Shiga Bank Ltd 1,549,185
89,500 Shimamura Co Ltd 6,480,385
50,100 Shinko Plantech Co Ltd 620,604
209,200 Shinmaywa Industries Ltd 2,524,929
104,300 Shinnihon Corp 1,211,310
132,000 Shizuoka Gas Co Ltd 992,126
188,500 Shoei Co Ltd 2,257,091
457 SOSiLA Logistics REIT, Inc 355,415
130,700 Square Enix Co Ltd 8,836,125
30,000 Sumitomo Densetsu Co Ltd 1,303,705
26,900 Sumitomo Osaka Cement Co Ltd 700,159
83,900 Sun Frontier Fudousan Co Ltd 1,174,633
97,300 Suzuken Co Ltd 3,677,665
1,662,000 Systena Corp 4,402,599
6,900 Taihei Dengyo Kaisha Ltd 296,657
134,740 Taikisha Ltd 2,414,057
34,440 (b) Takeuchi Manufacturing Co Ltd 1,231,095
141,100 TechMatrix Corp 2,007,352
73,500 TKC 2,207,797
152,600 Toenec Corp 1,345,197
577,400 Tokai Tokyo Securities Co Ltd 2,081,506
63,200 Tokyo Kiraboshi Financial Group, Inc 2,724,905
23,200 TOMONY Holdings, Inc 93,783
68,620 Toyoda Gosei Co Ltd 1,448,158
184,440 Tsubakimoto Chain Co 2,588,768
147,400 UACJ Corp 5,800,469
14,300 (a) Visional, Inc 1,117,766
14,160 Wakita & Co Ltd 165,092
8,900 Yamaguchi Financial Group, Inc 100,737
157,900 Yurtec Corp 2,584,811
281,900 Zenkoku Hosho Co Ltd 6,014,378
4,400 Zuken, Inc 169,226
TOTAL JAPAN 262,410,142
KOREA, REPUBLIC OF - 4.7%
12,534 AfreecaTV Co Ltd 712,333
148,021 BNK Financial Group, Inc 1,550,220
16,671 (a) Cafe24 Corp 514,925
125,134 CS Wind Corp 4,118,486
44,115 Daishin Securities Co Ltd PF 617,224
505,743 DGB Financial Group, Inc 5,031,887
74,552 (a) Doosan Fuel Cell Co Ltd 1,246,722

SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
27,104 DoubleUGames Co Ltd $ 1,090,422
1,550,865 Hanwha Life Insurance Co Ltd 3,871,573
30,442 (a) HSD Engine Co Ltd 756,018
733 Hyosung TNC Corp 123,826
269,705 Hyundai Marine & Fire Insurance Co Ltd 5,090,455
50,816 Hyundai Mipo Dockyard 7,732,908
158,954 KEPCO Plant Service & Engineering Co Ltd 5,948,202
25,354 LIG Nex1 Co Ltd 11,416,899
47,667 Orion Holdings Corp 763,452
8,284 S1 Corp (Korea) 441,475
237,420 Samsung Engineering Co Ltd 4,501,995
66,415 Samsung Securities Co Ltd 3,366,872
TOTAL KOREA, REPUBLIC OF 58,895,894
KUWAIT - 0.6%
379,223 Boubyan Petrochemicals Co KSCP 800,582
137,998 Boursa Kuwait Securities Co KPSC 1,568,944
569,731 Humansoft Holding Co KSC 4,464,369
669,062 Kuwait Telecommunications Co 1,256,608
TOTAL KUWAIT 8,090,503
MALAYSIA - 0.3%
1,485,900 Bursa Malaysia BHD 2,620,864
205,400 United Plantations BHD 1,042,130
TOTAL MALAYSIA 3,662,994
MEXICO - 0.4%
881,895 Bolsa Mexicana de Valores SAB de C.V. 1,891,411
418,323 Concentradora Fibra Danhos S.A. de C.V. 559,908
995,642 (d) FIBRA Macquarie Mexico 1,633,982
513,931 (b) La Comer SAB de C.V. 1,112,586
TOTAL MEXICO 5,197,887
NETHERLANDS - 1.0%
196,111 Aalberts Industries NV 6,268,150
101,389 Arcadis NV 5,060,089
19,862 Van Lanschot Kempen NV 1,293,719
TOTAL NETHERLANDS 12,621,958
NORWAY - 1.1%
507,375 Storebrand ASA 7,204,867
555,257 Wallenius Wilhelmsen ASA 4,967,430
21,551 Wilh Wilhelmsen ASA 993,263
TOTAL NORWAY 13,165,560
PERU - 0.0%
6,601 Hochschild Mining plc 24,259
TOTAL PERU 24,259
PHILIPPINES - 0.1%
2,125,600 DMCI Holdings, Inc 373,459
2,652,000 LT Group, Inc 593,754
1,263,500 Semirara Mining & Power Corp 714,790
TOTAL PHILIPPINES 1,682,003
POLAND - 0.1%
13,474 Bank Handlowy w Warszawie S.A. 392,887
100,930 Telekomunikacja Polska S.A. 235,604
TOTAL POLAND 628,491
PORTUGAL - 0.3%
367,870 NOS SGPS S.A. 1,516,406
1,678,884 Sonae SPGS S.A. 2,421,750
TOTAL PORTUGAL 3,938,156
RUSSIA - 0.0%
81,310 (a),(c) Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 1.0%
174,681 Al Masane Al Kobra Mining Co 3,092,253
172,083 Arabian Cement Co 945,347

Quant International Small Cap Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SAUDI ARABIA (continued)
203,628 (d) Arabian Centres Co $ 1,125,504
88,939 City Cement Co 396,433
40,159 Eastern Province Cement Co 295,256
1,925,135 Electrical Industries Co 4,603,784
4,705 Jadwa REIT Saudi Fund 12,907
8,095 Leejam Sports Co JSC 305,872
33,522 Riyadh Cement Co 283,520
62,935 Saudi Advanced Industries Co 427,468
149,876 Saudi Cement Co 1,527,887
TOTAL SAUDI ARABIA 13,016,231
SINGAPORE - 1.5%
1,138,400 Mapletree Industrial Trust 1,774,650
1,929,200 NetLink NBN Trust 1,329,817
2,449,800 (b) Riverstone Holdings Ltd 1,328,736
441,700 Sheng Siong Group Ltd 713,029
1,367,300 (b) UMS Holdings Ltd 1,592,167
714,300 Venture Corp Ltd 7,085,309
5,997,100 Yangzijiang Financial Holding Ltd 4,434,256
TOTAL SINGAPORE 18,257,964
SOUTH AFRICA - 1.4%
130,246 Coronation Fund Managers Ltd 294,139
329,924 Investec Ltd 2,422,664
195,239 JSE Ltd 1,457,249
2,439,233 Life Healthcare Group Holdings Ltd 1,792,978
3,535,108 Momentum Metropolitan Holdings 6,691,307
432,118 Motus Holdings Ltd 2,202,073
81,178 Santam Ltd 1,966,677
195,052 Telkom S.A. Ltd 636,352
TOTAL SOUTH AFRICA 17,463,439
SPAIN - 0.8%
514,565 (d) Prosegur Cash S.A. 441,003
290,281 Prosegur Cia de Seguridad S.A. 859,651
3,452,129 (d) Unicaja Banco S.A. 9,070,114
TOTAL SPAIN 10,370,768
SWEDEN - 3.6%
155,210 (d) AcadeMedia AB 1,421,225
38,533 AddLife AB 678,572
207,503 (d) Ambea AB 2,610,494
674,847 Arjo AB 2,351,688
309,831 (d) Attendo AB 2,164,910
232,314 Betsson AB 3,933,626
13,007 BioGaia AB 130,145
86,901 Bure Equity AB 2,565,431
1,816,773 (b) Corem Property Group AB 810,337
119,349 Creades AB 953,038
12,630 Dios Fastigheter AB 82,976
775,827 Elekta AB (B Shares) 3,825,692
601,967 (a) Embracer Group AB 6,227,104
14,370 FastPartner AB 73,330
123,857 Loomis AB 4,897,219
182,783 (a) Modern Times Group MTG AB 1,879,116
107,766 Nolato AB 637,483
72,129 Paradox Interactive AB 1,233,310
470,253 (d) Scandic Hotels Group AB 3,899,507
35,320 Svolder AB 198,767
33,947 Sweco AB 535,498
170,359 (b) SwedenCare AB 660,431
48,713 Synsam AB 265,748
589,837 Truecaller AB 2,946,401
TOTAL SWEDEN 44,982,048
SWITZERLAND - 3.3%
136,913 Accelleron Industries AG. 12,470,288

SHARES DESCRIPTION VALUE
SWITZERLAND (continued)
22,812 Allreal Holding AG. $ 5,159,719
21,743 Bachem Holding AG. 1,831,772
16,841 Burkhalter Holding AG. 3,028,502
15,600 DKSH Holding AG. 1,078,744
81,494 EFG International 1,615,266
11,165 Huber & Suhner AG. 1,490,817
5,847 Intershop Holding AG. 1,082,350
6,706 Kaba Holding AG. 6,473,467
79,769 Landis&Gyr Group AG. 6,513,484
TOTAL SWITZERLAND 40,744,409
TAIWAN - 4.8%
28,000 Alpha Networks, Inc 24,707
690,000 Arcadyan Technology Corp 5,099,052
294,083 Bizlink Holding, Inc 8,845,034
2,144,000 Channel Well Technology Co Ltd 6,362,253
564,000 Chenbro Micom Co Ltd 9,559,962
135,000 China Bills Finance Corp 68,436
1,682,000 ChipMOS Technologies, Inc 1,455,381
19,000 ECOVE Environment Corp 185,715
3,002,000 Foxconn Technology Co Ltd 6,454,994
91,000 GFC Ltd 337,905
1,033,000 Greatek Electronics, Inc 2,121,759
184,000 ITE Technology, Inc 806,630
46,000 (a) Kindom Development Co Ltd 76,678
511,000 King Yuan Electronics Co Ltd 1,998,863
317,000 Merry Electronics Co Ltd 1,202,236
3,000 momo.com, Inc 28,256
133,000 Parade Technologies Ltd 2,531,230
2,315,000 Sigurd Microelectronics Corp 5,988,055
37,000 Taiwan-Sogo Shinkong Security Corp 50,065
411,000 Tong Hsing Electronic Industries Ltd 1,389,310
144,000 United Integrated Services Co Ltd 3,780,605
385,000 Wistron NeWeb Corp 1,509,186
33,000 Wowprime Corp 252,537
TOTAL TAIWAN 60,128,849
THAILAND - 1.1%
1,684,300 Bangkok Life Assurance PCL 911,027
833,000 Kiatnakin Phatra Bank PCL 1,404,195
223,100 Mega Lifesciences PCL 209,349
3,680,300 Regional Container Lines PCL 3,427,861
6,170,700 Thai Life Insurance PCL 1,902,562
612,700 Thanachart Capital PCL 922,799
1,733,900 Tisco Bank PCL 5,262,513
5,482,200 TPI Polene PCL 154,334
TOTAL THAILAND 14,194,640
TURKEY - 0.6%
218,332 (a) Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS. 561,531
3,589,387 (d) Mavi Giyim Sanayi Ve Ticaret AS. 3,731,368
335,735 Torunlar Gayrimenkul Yatirim Ortakligi AS 603,326
7,612,261 Turkiye Sigorta AS 1,854,557
21,682 Yazicilar Holding AS 149,298
TOTAL TURKEY 6,900,080
UNITED ARAB EMIRATES - 0.0%
368,857 Dubai Financial Market PJSC 175,480
TOTAL UNITED ARAB EMIRATES 175,480
UNITED KINGDOM - 8.2%
325,393 Allfunds Group PLC 2,253,088
141,803 Breedon Group plc 679,049
1,159,646 British Land Co plc 5,329,655
167,591 Bytes Technology Group plc 808,643
247,555 Chemring Group plc 1,792,817
3,681,701 Coats Group plc 3,598,056

Quant International Small Cap Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
10,593 Diploma plc $ 749,878
31,075 Fevertree Drinks plc 389,799
97,201 Greggs plc 2,021,245
170,386 Hilton Food Group plc 1,912,672
462,856 Hiscox Ltd 7,880,250
361,720 Hunting plc 1,504,772
482,385 IG Group Holdings plc 7,183,103
444,116 IntegraFin Holdings plc 2,102,669
353,845 Johnson Service Group plc 659,835
351,335 Lancashire Holdings Ltd 2,904,581
2,962,603 Man Group plc 6,434,011
1,163,389 Mitie Group 2,157,245
175,820 Polar Capital Holdings plc 1,100,589
205,558 Premier Foods plc 523,394
1,182,288 (d) Quilter plc 2,641,869
382,061 Redde Northgate plc 1,691,018
809,806 Rightmove plc 8,739,012
1,640,137 Rotork plc 7,034,888
81,634 RWS Holdings plc 96,706
2,049,991 Serco Group plc 5,648,672
3,329,035 Shaftesbury Capital plc 6,937,313
69,818 Softcat plc 1,501,638
2,114 (d) Spire Healthcare Group plc 6,053
650,121 Tate & Lyle plc 4,590,338
1,924,218 (a),(d) Trustpilot Group plc 6,345,861
390,588 Unite Group plc 3,850,960
151,851 WH Smith plc 2,049,738
TOTAL UNITED KINGDOM 103,119,417
UNITED STATES - 1.4%
272,561 (a) Carnival plc 7,416,644
272,639 (a) MDA Ltd 7,634,522
443,453 (a) Riskified Ltd 2,261,610
TOTAL UNITED STATES 17,312,776
TOTAL COMMON STOCKS
(Cost $1,011,112,471) 1,224,656,745
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 2.2%
139,633 iShares Core MSCI Emerging Markets ETF 8,424,059
38,579 iShares MSCI Canada ETF 1,781,578
243,562 iShares MSCI EAFE Small-Cap ETF 17,636,325
TOTAL INVESTMENT COMPANIES
(Cost $27,197,344) 27,841,962
TOTAL LONG-TERM INVESTMENTS
(Cost $1,038,309,815) 1,252,498,707
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
7,572,713 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (f) 7,572,713
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $7,572,713) 7,572,713

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
$ 781,000 (g) Fixed Income Clearing Corporation (FICC) 4 .360% 08/01/25 $ 781,000
TOTAL REPURCHASE AGREEMENT 781,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $781,000) 781,000
TOTAL INVESTMENTS - 100.5%
(Cost $1,046,663,528) 1,260,852,420
OTHER ASSETS & LIABILITIES, NET - (0.5)% (6,130,313)
NET ASSETS - 100.0% $ 1,254,722,107
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,894,563.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $54,829,409 or 4.3% of Total
Investments.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $781,095 on 8/1/25, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 10/15/27, valued at $796,643.

Quant International Small Cap Equity

Portfolio of Investments July 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Quant International Small Cap Equity
Long-Term Investments
:
Common stocks $230,221,694 $994,279,339 $155,712 $1,224,656,745
Investment companies 27,841,962 — — 27,841,962
Investments purchased with collateral from securities lending 7,572,713 — — 7,572,713
Short-Term Investments
:
Repurchase agreement — 781,000 — 781,000
Total $265,636,369 $995,060,339 $155,712 $1,260,852,420
1 1 1 1 1

Portfolio of Investments July 31, 2025
International Responsible Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.1%
COMMON STOCKS - 98.1%
AUSTRALIA - 7.9%
558,313 Australia & New Zealand Banking Group Ltd $ 10,956,054
28,193 Australian Stock Exchange Ltd 1,263,726
484,775 Brambles Ltd 7,416,787
12,852 Cochlear Ltd 2,623,774
464,106 Coles Group Ltd 6,179,091
208,677 Commonwealth Bank of Australia 23,690,999
237,214 Computershare Ltd 6,385,659
655,597 Fortescue Metals Group Ltd 7,417,592
340,069 Goodman Group 7,603,422
1,011,699 Insurance Australia Group Ltd 5,679,089
64,524 Macquarie Group Ltd 8,935,632
489,378 QBE Insurance Group Ltd 7,259,539
28,331 (a) REA Group Ltd 4,315,688
70,394 Stockland Trust Group 249,567
478,298 Suncorp-Metway Ltd 6,411,471
2,068,536 Telstra Corp Ltd 6,592,591
838,005 Transurban Group 7,416,195
199,185 Wesfarmers Ltd 10,895,319
76,442 WiseTech Global Ltd 5,789,729
306,183 Woolworths Ltd 6,181,252
TOTAL AUSTRALIA 143,263,176
AUSTRIA - 0.5%
92,335 Erste Bank der Oesterreichischen Sparkassen AG. 8,443,470
88,152 (b) Mondi plc 1,191,659
TOTAL AUSTRIA 9,635,129
BELGIUM - 0.6%
12,339 Dieteren S.A. 2,437,360
74,836 KBC Groep NV 7,805,685
TOTAL BELGIUM 10,243,045
CHILE - 0.3%
230,980 Antofagasta plc 5,696,337
TOTAL CHILE 5,696,337
CHINA - 1.2%
1,523,017 BOC Hong Kong Holdings Ltd 6,838,734
224,301 Prosus NV 12,813,360
1,103,939 Wilmar International Ltd 2,498,607
TOTAL CHINA 22,150,701
DENMARK - 2.5%
15,339 Coloplast A.S. 1,400,942
42,276 DSV AS 9,473,413
16,708 (b) Genmab AS 3,597,189
362,003 Novo Nordisk A.S. 16,836,023
54,661 Novozymes A.S. 3,536,431
92,753 Orsted AS 4,371,588
377,212 Vestas Wind Systems A.S. 6,887,171
TOTAL DENMARK 46,102,757
FINLAND - 1.8%
11,736 Kesko Oyj (B Shares) 255,251
364,168 Metso Outotec Oyj 4,573,690
247,804 Neste Oil Oyj 3,910,997
718,212 Sampo Oyj 7,709,051
307,053 Stora Enso Oyj (R Shares) 3,159,416
204,986 UPM-Kymmene Oyj 5,312,778
244,693 Wartsila Oyj (B Shares) 6,760,476
TOTAL FINLAND 31,681,659
FRANCE - 8.6%
202,643 Alstom RGPT 4,753,260

International Responsible Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FRANCE (continued)
278,407 AXA S.A. $ 13,521,988
110,931 Bouygues S.A. 4,567,752
124,386 Bureau Veritas S.A. 3,830,604
313,744 Carrefour S.A. 4,496,267
197,395 Cie Generale des Etablissements Michelin S.C.A 7,022,617
118,959 Danone 9,735,225
187,174 Dassault Systemes SE 6,148,895
40,162 Eiffage S.A. 5,391,162
47,050 Essilor International S.A. 13,990,522
24,328 Eurazeo 1,427,561
32,448 Fonciere Des Regions 2,100,742
26,141 Gecina S.A. 2,568,945
4,636 Hermes International 11,337,282
23,877 Kering 5,862,884
62,716 Legrand S.A. 9,263,574
32,702 L'Oreal S.A. 14,470,077
514,113 Orange S. A. 7,820,204
68,141 Publicis Groupe S.A. 6,226,840
131,014 Rexel S.A. 3,959,823
163,494 Societe Generale 10,435,578
66,901 Unibail-Rodamco-Westfield 6,485,334
TOTAL FRANCE 155,417,136
GERMANY - 7.7%
32,654 Adidas-Salomon AG. 6,241,121
50,287 Allianz AG. 19,872,297
88,207 Bayerische Motoren Werke AG. 8,393,018
33,854 Deutsche Boerse AG. 9,796,915
150,051 Evonik Industries AG. 2,979,722
89,293 GEA Group AG. 6,413,937
59,052 Henkel KGaA 4,199,206
66,976 Henkel KGaA (Preference) 5,161,110
42,469 Knorr-Bremse AG. 4,238,637
33,911 LEG Immobilien SE 2,691,634
51,128 Merck KGaA 6,390,201
118,583 SAP AG. 33,909,463
15,344 Sartorius AG. 3,267,532
95,232 Siemens AG. 24,255,888
48,312 (b),(c) Zalando SE 1,408,684
TOTAL GERMANY 139,219,365
HONG KONG - 1.0%
217,785 Hong Kong Exchanges and Clearing Ltd 11,786,262
911,002 (a) MTR Corp 3,277,119
1,388,000 Sino Land Co 1,599,946
232,257 Swire Pacific Ltd (Class A) 2,099,448
TOTAL HONG KONG 18,762,775
IRELAND - 1.0%
61,706 AerCap Holdings NV 6,617,969
58,396 Kerry Group plc (Class A) 5,394,036
72,278 Kingspan Group plc 5,998,487
TOTAL IRELAND 18,010,492
ISRAEL - 0.4%
404,756 Bank Hapoalim Ltd 7,590,418
TOTAL ISRAEL 7,590,418
ITALY - 2.2%
224,127 Assicurazioni Generali S.p.A. 8,361,230
113,934 Coca-Cola HBC AG. 5,921,399
2,384,833 Intesa Sanpaolo S.p.A. 14,369,237
262,097 Mediobanca S.p.A. 5,770,419
85,353 Moncler S.p.A 4,552,096
TOTAL ITALY 38,974,381
JAPAN - 21.7%
142,300 Advantest Corp 9,462,821

SHARES DESCRIPTION VALUE
JAPAN (continued)
109,900 Aeon Co Ltd $ 3,510,517
297,000 Ajinomoto Co, Inc 7,857,558
234,500 Asahi Kasei Corp 1,631,593
238,100 Asics Corp 5,597,561
428,800 Astellas Pharma, Inc 4,446,064
170,764 Bridgestone Corp 6,907,432
603,100 Concordia Financial Group Ltd 3,999,294
100,054 Dai Nippon Printing Co Ltd 1,540,777
187,700 Daifuku Co Ltd 4,751,849
332,200 Daiichi Sankyo Co Ltd 8,149,504
56,925 Daikin Industries Ltd 6,999,256
188,319 Daiwa House Industry Co Ltd 6,225,998
781,321 Daiwa Securities Group, Inc 5,439,441
310,983 East Japan Railway Co 6,665,660
58,748 Eisai Co Ltd 1,647,609
282,307 Fanuc Ltd 7,858,566
32,064 Fast Retailing Co Ltd 9,780,472
339,000 FUJIFILM Holdings Corp 7,031,614
390,520 Fujitsu Ltd 8,507,055
87,916 Hankyu Hanshin Holdings, Inc 2,291,236
66,500 (b) Hoya Corp 8,389,818
65,800 Ishikawajima-Harima Heavy Industries Co Ltd 7,327,272
327,400 Isuzu Motors Ltd 4,195,961
565,056 KDDI Corp 9,273,474
119,200 Kikkoman Corp 1,047,167
256,183 Komatsu Ltd 8,253,674
540,491 Kubota Corp 6,061,199
435,284 Mitsubishi Electric Corp 9,790,511
378,863 Mitsubishi Estate Co Ltd 7,093,230
746,983 Mitsui Fudosan Co Ltd 6,676,758
427,900 Mizuho Financial Group, Inc 12,551,017
318,105 NEC Corp 9,134,663
353,500 Nidec Corp 6,782,349
85,100 Nintendo Co Ltd 7,112,563
249,694 Nippon Paint Co Ltd 2,116,790
347,900 Nitto Denko Corp 7,199,408
1,164,200 Nomura Holdings, Inc 7,691,049
110,400 Nomura Research Institute Ltd 4,368,574
72,585 Obayashi Corp 1,068,833
269,353 Oriental Land Co Ltd 5,546,119
668,458 Panasonic Corp 6,323,157
370,900 (b) Rakuten, Inc 1,876,647
223,678 Recruit Holdings Co Ltd 13,271,066
564,400 Renesas Electronics Corp 6,864,827
316,900 Ricoh Co Ltd 2,778,734
64,600 Secom Co Ltd 2,319,994
18,324 Sekisui Chemical Co Ltd 317,832
42,363 (a) Sekisui House Ltd 888,641
5,984,690 SoftBank Corp 8,646,895
162,600 Softbank Group Corp 12,415,963
252,378 Sompo Holdings, Inc 7,441,877
789,740 Sony Corp 18,995,853
144,832 Sumitomo Metal Mining Co Ltd 3,185,623
557,100 Sumitomo Mitsui Financial Group, Inc 14,053,741
296,069 Tokio Marine Holdings, Inc 11,888,026
72,300 Tokyo Electron Ltd 11,494,159
15,100 Tokyu Corp 169,976
802,240 Toray Industries, Inc 5,487,206
128,518 West Japan Railway Co 2,813,802
541,100 Yamaha Motor Co Ltd 3,913,679
81,698 Yokogawa Electric Corp 2,177,585

International Responsible Equity

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
1,221,400 Z Holdings Corp $ 4,464,418
TOTAL JAPAN 393,772,007
LUXEMBOURG - 0.3%
78,539 Eurofins Scientific SE 6,014,783
TOTAL LUXEMBOURG 6,014,783
NETHERLANDS - 4.2%
774,480 Aegon NV 5,534,843
31,905 Akzo Nobel NV 2,003,678
8,058 (b) Argenx SE 5,411,987
45,381 ASML Holding NV 31,452,342
207,429 Koninklijke Ahold Delhaize NV 8,192,699
437,512 (a) Koninklijke KPN NV 1,954,584
106,759 NN Group NV 7,188,681
22,282 Randstad Holdings NV 1,059,051
241,033 Universal Music Group NV 6,933,770
40,476 Wolters Kluwer NV 6,304,498
TOTAL NETHERLANDS 76,036,133
NEW ZEALAND - 0.5%
975,125 Auckland International Airport Ltd 4,325,579
339,826 Meridian Energy Ltd 1,141,091
35,478 (b) Xero Ltd 4,085,666
TOTAL NEW ZEALAND 9,552,336
NORWAY - 1.4%
280,956 DNB Bank ASA 7,108,112
115,693 Gjensidige Forsikring ASA 3,043,145
269,217 Mowi ASA 5,014,835
398,344 Orkla ASA 4,188,996
353,669 Telenor ASA 5,425,600
TOTAL NORWAY 24,780,688
PORTUGAL - 0.4%
1,528,703 Energias de Portugal S.A. 6,607,605
TOTAL PORTUGAL 6,607,605
SINGAPORE - 1.2%
1,281,264 (b) Grab Holdings Ltd 6,265,381
842,519 Keppel Corp Ltd 5,473,708
730,705 Oversea-Chinese Banking Corp 9,469,322
TOTAL SINGAPORE 21,208,411
SPAIN - 3.4%
97,217 ACS Actividades de Construccion y Servicios S.A. 6,709,407
104,348 Amadeus IT Holding S.A. 8,378,492
914,941 Banco Bilbao Vizcaya Argentaria S.A. 15,259,620
158,177 (c) Cellnex Telecom S.A. 5,581,990
857,555 Iberdrola S.A. 15,072,657
192,843 Industria de Diseno Textil S.A. 9,211,536
83,332 Redeia Corp S.A. 1,615,473
TOTAL SPAIN 61,829,175
SWEDEN - 3.5%
115,673 Alfa Laval AB 5,025,715
243,473 Assa Abloy AB 8,056,578
573,094 Atlas Copco AB 8,727,295
479,802 Atlas Copco AB 6,493,233
166,400 Boliden AB 5,093,375
67,463 Epiroc AB 1,373,085
42,058 Epiroc AB 753,931
191,406 EQT AB 6,397,573
148,477 Essity AB 3,661,073
22,793 (a) Hennes & Mauritz AB (B Shares) 307,059
320,065 Sandvik AB 7,809,477
30,955 Svenska Cellulosa AB (B Shares) 388,211
519,652 Svenska Handelsbanken AB 6,331,635

SHARES DESCRIPTION VALUE
SWEDEN (continued)
1,027,227 (a) TeliaSonera AB $ 3,627,868
TOTAL SWEDEN 64,046,108
SWITZERLAND - 5.8%
236,280 ABB Ltd 15,428,632
1,305 (a) Barry Callebaut AG. 1,589,227
52,826 DSM-Firmenich AG. 5,075,493
4,565 Geberit AG. 3,497,239
1,898 Givaudan S.A. 7,934,298
18,222 Kuehne & Nagel International AG. 3,715,081
13,794 Lonza Group AG. 9,613,989
30,719 SGS S.A. 3,121,461
64,052 SIG Group AG. 1,036,283
29,496 Sika AG. 6,960,452
7,633 Swiss Life Holding 7,906,243
6,791 Swisscom AG. 4,718,620
462,415 UBS Group AG 17,185,194
7,213 (c) VAT Group AG. 2,525,911
21,384 Zurich Insurance Group AG 14,586,159
TOTAL SWITZERLAND 104,894,282
UNITED KINGDOM - 13.4%
186,786 3i Group plc 10,206,383
6,760 Admiral Group plc 304,717
119,222 Ashtead Group plc 7,965,378
166,549 Associated British Foods plc 4,822,507
111,354 AstraZeneca plc 16,245,617
907,123 Aviva plc 7,750,462
250,567 Barratt Developments plc 1,233,905
2,639,835 BT Group plc 7,209,486
90,630 Bunzl plc 2,689,668
73,453 Coca-Cola Europacific Partners plc 7,119,065
293,449 Compass Group plc 10,311,640
31,651 Croda International plc 1,089,353
57,248 DCC plc 3,585,501
2,133,991 HSBC Holdings plc 25,998,350
549,377 Informa plc 6,282,147
955,767 J Sainsbury plc 3,821,722
741,716 Kingfisher plc 2,637,396
2,073,619 Legal & General Group plc 7,015,188
77,630 London Stock Exchange Group plc 9,462,706
559,906 Marks & Spencer Group plc 2,571,418
811,479 National Grid plc 11,402,959
329,763 Pearson plc 4,663,163
384,210 Phoenix Group Holdings plc 3,359,943
134,775 Reckitt Benckiser Group plc 10,100,815
269,204 RELX plc 13,988,129
464,418 Schroders plc 2,387,177
237,334 Segro plc 2,022,734
199,308 Smiths Group plc 6,173,799
504,716 Standard Chartered plc 9,048,023
1,629,573 Tesco plc 9,155,627
308,322 Unilever plc 17,888,980
6,921,047 Vodafone Group plc 7,503,776
101,968 Whitbread plc 4,096,134
628,730 WPP plc 3,404,188
TOTAL UNITED KINGDOM 243,518,056
UNITED STATES - 6.6%
97,114 Alcon, Inc 8,513,787
72,326 CSL Ltd 12,511,256
71,177 (b) James Hardie Industries plc 1,868,213
300,284 Nestle S.A. 26,237,934
231,837 Novartis AG. 26,403,231
74,192 Schneider Electric S.A. 19,200,387

International Responsible Equity

Portfolio of Investments July 31, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
22,232 (b) Spotify Technology S.A. $ 13,929,237
57,694 Swiss Re AG. 10,327,304
TOTAL UNITED STATES 118,991,349
TOTAL COMMON STOCKS
(Cost $1,384,471,968) 1,777,998,304
TOTAL LONG-TERM INVESTMENTS
(Cost $1,384,471,968) 1,777,998,304
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
5,948,276 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (e) 5,948,276
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,948,276) 5,948,276
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0.5%
$ 4,700,000 Federal Home Loan Bank Discount Notes 0 .000 08/29/25 4,683,947
4,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/12/25 3,979,790
TOTAL GOVERNMENT AGENCY DEBT 8,663,737
REPURCHASE AGREEMENT - 0.6%
11,844,000 (f) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 11,844,000
TOTAL REPURCHASE AGREEMENT 11,844,000
TREASURY DEBT - 0.3%
5,000,000 United States Treasury Bill 0 .000 09/11/25 4,975,585
TOTAL TREASURY DEBT 4,975,585
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,484,288) 25,483,322
TOTAL INVESTMENTS - 99.8%
(Cost $1,415,904,532) 1,809,429,902
OTHER ASSETS & LIABILITIES, NET - 0.2% 3,714,248
NET ASSETS - 100.0% $ 1,813,144,150
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,700,377.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $9,516,584 or 0.5% of Total Investments.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $11,845,434 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 7/31/27, valued at $12,080,972.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 215 09/19/25  $ 28,493,972 $ 28,094,050 $ (399,922)

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
International Responsible Equity
Long-Term Investments
:
Common stocks $39,398,322 $1,738,599,982 $— $1,777,998,304
Investments purchased with collateral from securities lending 5,948,276 — — 5,948,276
Short-Term Investments
:
Government agency debt — 8,663,737 — 8,663,737
Repurchase agreement — 11,844,000 — 11,844,000
Treasury debt — 4,975,585 — 4,975,585
Investments in Derivatives
:
Futures contracts* (399,922) — — (399,922)
Total $44,946,676 $1,764,083,304 $— $1,809,029,980
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Equity Index
Portfolio of Investments July 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1.7%
102,643 (a) Adient plc $ 2,200,666
82,911 (a) American Axle & Manufacturing Holdings, Inc 368,954
197,782 (a) Aptiv plc 13,575,757
204,944 BorgWarner, Inc 7,541,939
27,933 (a) Cooper-Standard Holdings, Inc 673,185
107,715 Dana Inc 1,714,823
20,044 (a) Dorman Products, Inc 2,417,707
3,369,801 Ford Motor Co 37,303,697
40,428 (a) Fox Factory Holding Corp 1,227,798
67,454 (a) Garrett Motion, Inc 879,600
847,265 General Motors Co 45,193,115
177,823 Gentex Corp 4,698,084
25,155 (a) Gentherm, Inc 805,966
243,813 (a) Goodyear Tire & Rubber Co 2,506,398
127,748 Harley-Davidson, Inc 3,108,109
110,804 (a) Holley, Inc 230,472
18,139 LCI Industries 1,723,205
51,928 Lear Corp 4,896,291
1,012,570 (a) Lucid Group, Inc 2,490,922
12,953 (a) Luminar Technologies, Inc 38,471
43,958 (a) Modine Manufacturing Co 5,914,989
25,482 (b) Patrick Industries, Inc 2,477,870
40,988 Phinia, Inc 2,078,092
323,164 (a),(b) QuantumScape Corp 2,779,210
699,670 (a),(b) Rivian Automotive, Inc 9,004,753
217,401 (a),(b) Solid Power, Inc 693,509
15,934 Standard Motor Products, Inc 483,756
2,461,568 (a) Tesla, Inc 758,827,567
41,295 (b) Thor Industries, Inc 3,757,432
28,194 (a) Visteon Corp 3,133,763
23,560 Winnebago Industries, Inc 700,203
21,842 (a) XPEL, Inc 714,015
TOTAL AUTOMOBILES & COMPONENTS 924,160,318
BANKS - 3.9%
18,633 1st Source Corp 1,114,626
14,723 Amalgamated Financial Corp 426,820
25,834 Amerant Bancorp, Inc 498,596
48,454 Ameris Bancorp 3,311,831
27,215 Arrow Financial Corp 729,362
156,553 Associated Banc-Corp 3,873,121
122,573 Atlantic Union Bankshares Corp 3,885,564
44,566 (a) Axos Financial, Inc 3,848,274
189,360 Banc of California, Inc 2,749,507
24,715 Bancfirst Corp 3,077,512
37,392 (a) Bancorp, Inc 2,361,679
7,985 Bank First Corp 948,778
5,969,803 Bank of America Corp 282,192,588
34,424 Bank of Hawaii Corp 2,130,157
6,575 Bank of Marin Bancorp 148,924
39,774 Bank of NT Butterfield & Son Ltd 1,810,115
90,703 Bank OZK 4,471,658
79,459 BankUnited, Inc 2,897,870
41,073 Banner Corp 2,549,606
12,845 Bar Harbor Bankshares 373,019
16,293 BCB Bancorp, Inc 136,209
43,571 Berkshire Hills Bancorp, Inc 1,073,589
23,658 BOK Financial Corp 2,401,997
15,598 (a) Bridgewater Bancshares, Inc 242,705

SHARES DESCRIPTION VALUE
BANKS (continued)
67,439 Brookline Bancorp, Inc $ 695,970
2,955 Burke & Herbert Financial Services Corp 171,360
19,568 Business First Bancshares, Inc 464,740
25,800 Byline Bancorp, Inc 678,540
143,139 Cadence Bank 4,988,394
11,105 Camden National Corp 418,770
191 Capital Bancorp, Inc 6,013
4,521 Capital City Bank Group, Inc 178,986
105,986 Capitol Federal Financial, Inc 638,036
15,958 (a) Carter Bankshares, Inc 277,350
82,639 Cathay General Bancorp 3,736,936
16,021 Central Pacific Financial Corp 427,120
1,633,940 Citigroup, Inc 153,100,178
5,190 Citizens & Northern Corp 98,714
413,701 Citizens Financial Group, Inc 19,741,812
13,280 City Holding Co 1,621,488
5,750 Civista Bancshares, Inc 111,952
7,874 CNB Financial Corp 180,708
14,705 (a) Coastal Financial Corp 1,414,621
208,225 Columbia Banking System, Inc 4,955,755
27,831 (a) Columbia Financial, Inc 400,488
99,964 Comerica, Inc 6,754,567
123,540 Commerce Bancshares, Inc 7,560,648
60,022 Community Bank System, Inc 3,163,159
14,068 Community Trust Bancorp, Inc 759,391
39,457 ConnectOne Bancorp, Inc 908,695
46,800 Cullen/Frost Bankers, Inc 5,962,788
32,680 (a) Customers Bancorp, Inc 2,083,350
139,451 CVB Financial Corp 2,606,339
28,972 Dime Community Bancshares, Inc 802,814
26,137 Eagle Bancorp, Inc 420,544
127,007 East West Bancorp, Inc 12,732,452
158,264 Eastern Bankshares, Inc 2,445,179
28,968 Enterprise Financial Services Corp 1,598,744
11,154 Equity Bancshares, Inc 419,167
8,510 Esquire Financial Holdings, Inc 815,939
9,389 Farmers & Merchants Bancorp, Inc 225,430
11,812 Farmers National Banc Corp 159,934
34,406 FB Financial Corp 1,677,637
587,078 Fifth Third Bancorp 24,404,832
8,770 Financial Institutions, Inc 223,547
24,700 First Bancorp 1,237,223
158,461 First BanCorp 3,300,743
7,604 First Bancorp, Inc 191,697
588 First Bank 8,761
60,032 First Busey Corp 1,339,914
8,793 First Business Financial Services, Inc 418,723
9,030 First Citizens Bancshares, Inc (Class A) 18,012,683
135,088 First Commonwealth Financial Corp 2,230,303
14,032 First Community Bancshares, Inc 512,168
73,937 First Financial Bancorp 1,792,233
112,033 First Financial Bankshares, Inc 3,878,582
4,322 First Financial Corp 231,443
113,382 (a) First Foundation, Inc 552,170
135,411 First Hawaiian, Inc 3,283,717
502,723 First Horizon National Corp 10,964,389
90,601 First Interstate BancSystem, Inc 2,608,403
47,027 First Merchants Corp 1,792,669
12,091 First Mid Bancshares, Inc 459,095
9,917 (a) First Western Financial, Inc 214,653
15,276 Five Star Bancorp 459,655
42,707 Flushing Financial Corp 512,057

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
325,156 FNB Corp $ 4,981,390
194,217 Fulton Financial Corp 3,486,195
19,386 (b) FVCBankcorp, Inc 248,335
19,355 German American Bancorp, Inc 743,619
101,511 Glacier Bancorp, Inc 4,449,227
7,132 Great Southern Bancorp, Inc 406,096
11,967 Greene County Bancorp, Inc 283,498
5,058 Guaranty Bancshares, Inc 220,579
70,171 Hancock Whitney Corp 4,190,612
29,083 Hanmi Financial Corp 663,383
39,598 HarborOne Bancorp, Inc 468,444
7,219 HBT Financial, Inc 179,536
55,657 Heritage Commerce Corp 514,827
28,290 Heritage Financial Corp 637,657
46,898 Hilltop Holdings, Inc 1,388,181
1,692 Hingham Institution For Savings The 414,337
2,890 Home Bancorp, Inc 151,118
183,082 Home Bancshares, Inc 5,155,589
32,654 (a) HomeStreet, Inc 427,114
8,226 HomeTrust Bancshares, Inc 319,662
99,262 Hope Bancorp, Inc 991,627
37,769 Horizon Bancorp, Inc 585,042
1,192,416 Huntington Bancshares, Inc 19,591,395
16,001 Independent Bank Corp 488,831
44,198 Independent Bank Corp 2,808,783
63,589 International Bancshares Corp 4,335,498
10,716 John Marshall Bancorp, Inc 197,282
2,431,570 JPMorgan Chase & Co 720,328,297
62,205 Kearny Financial Corp 368,876
839,749 Keycorp 15,048,302
19,759 Lakeland Financial Corp 1,252,128
23,057 Live Oak Bancshares, Inc 728,832
146,895 M&T Bank Corp 27,719,086
8,910 Mercantile Bank Corp 407,098
28,455 Metrocity Bankshares, Inc 785,358
15,723 Metropolitan Bank Holding Corp 1,109,100
11,042 Mid Penn Bancorp, Inc 303,103
22,606 Midland States Bancorp, Inc 383,398
5,927 MidWestOne Financial Group, Inc 163,230
25,698 MVB Financial Corp 584,372
56,061 National Bank Holdings Corp 2,077,621
34,793 NBT Bancorp, Inc 1,439,734
288,217 New York Community Bancorp, Inc 3,253,970
8,973 Nicolet Bankshares, Inc 1,157,517
9,353 Northeast Bank 927,537
27,798 Northeast Community Bancorp, Inc 574,307
44,937 Northfield Bancorp, Inc 478,579
101,413 Northwest Bancshares, Inc 1,186,532
2,839,590 (a) NU Holdings Ltd 34,699,790
52,078 OceanFirst Financial Corp 873,869
72,625 OFG Bancorp 3,095,277
244,450 Old National Bancorp 5,160,339
15,271 Old Second Bancorp, Inc 259,149
20,312 Origin Bancorp, Inc 742,404
3,618 Orrstown Financial Services, Inc 118,887
89,066 Pacific Premier Bancorp, Inc 1,930,060
11,574 Park National Corp 1,873,483
12,857 Parke Bancorp, Inc 265,497
22,883 Pathward Financial, Inc 1,730,527
10,253 Peapack Gladstone Financial Corp 261,246
23,125 Peoples Bancorp, Inc 662,300
8,138 Peoples Financial Services Corp 396,402

SHARES DESCRIPTION VALUE
BANKS (continued)
64,999 Pinnacle Financial Partners, Inc $ 5,712,762
385 (a) Pioneer Bancorp, Inc 4,724
348,410 PNC Financial Services Group, Inc 66,291,971
61,345 Popular, Inc 7,028,910
12,183 Preferred Bank 1,106,460
5,687 Primis Financial Corp 63,638
84,394 Prosperity Bancshares, Inc 5,622,328
145,550 Provident Financial Services, Inc 2,651,921
14,068 QCR Holdings, Inc 998,828
22,257 RBB Bancorp 403,074
4,522 Red River Bancshares, Inc 272,089
776,524 Regions Financial Corp 19,669,353
57,881 Renasant Corp 2,120,760
4,137 Republic Bancorp, Inc (Class A) 284,874
33,109 S&T Bancorp, Inc 1,213,114
69,004 Seacoast Banking Corp of Florida 1,945,223
58,630 ServisFirst Bancshares, Inc 4,611,249
14,920 Shore Bancshares, Inc 231,409
5,250 Sierra Bancorp 153,930
98,370 Simmons First National Corp (Class A) 1,885,753
16,069 SmartFinancial, Inc 550,524
354 South Plains Financial, Inc 13,137
2,746 (a) Southern First Bancshares, Inc 114,124
5,675 Southern Missouri Bancorp, Inc 306,961
24,349 Southside Bancshares, Inc 716,835
86,272 SouthState Corp 8,124,234
38,203 Stellar Bancorp, Inc 1,128,135
21,096 Stock Yards Bancorp, Inc 1,577,137
110,649 Synovus Financial Corp 5,227,059
38,762 (a) Texas Capital Bancshares, Inc 3,254,845
119,035 TFS Financial Corp 1,560,549
11,131 Tompkins Trustco, Inc 719,953
56,169 Towne Bank 1,967,600
24,322 Trico Bancshares 1,000,121
17,672 (a) Triumph Financial, Inc 1,002,356
1,171,805 Truist Financial Corp 51,219,597
19,519 TrustCo Bank Corp NY 655,058
45,567 Trustmark Corp 1,697,371
57,830 UMB Financial Corp 6,360,722
135,795 United Bankshares, Inc 4,823,438
103,599 United Community Banks, Inc 3,159,769
22,107 Univest Financial Corp 637,566
1,353,999 US Bancorp 60,875,795
519,686 Valley National Bancorp 4,817,489
34,533 Veritex Holdings, Inc 1,095,387
88,539 Washington Federal, Inc 2,576,928
15,885 Washington Trust Bancorp, Inc 427,942
153,531 Webster Financial Corp 8,851,062
2,871,471 Wells Fargo & Co 231,526,707
115,587 WesBanco, Inc 3,482,636
8,366 West Bancorporation, Inc 150,504
20,400 Westamerica Bancorporation 977,160
91,934 Western Alliance Bancorp 7,130,401
47,822 Wintrust Financial Corp 6,120,260
47,065 WSFS Financial Corp 2,581,045
130,592 Zions Bancorporation 7,002,343
TOTAL BANKS 2,097,667,659
CAPITAL GOODS - 7.1%
90,270 (a),(b) 3D Systems Corp 147,140
473,822 3M Co 70,703,719
100,665 A.O. Smith Corp 7,126,075
54,660 (b) Aaon, Inc 4,564,110

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
23,678 (a) AAR Corp $ 1,768,983
26,578 Acuity Brands, Inc 8,275,060
57,160 Advanced Drainage Systems, Inc 6,559,110
25,824 (a) Aebi Schmidt Holding AG. 265,987
115,971 Aecom Technology Corp 13,074,571
22,184 (a) Aerovironment, Inc 5,937,326
27,273 (a) AerSale Corp 164,729
53,416 AGCO Corp 6,301,486
94,027 Air Lease Corp 5,209,096
11,995 Alamo Group, Inc 2,669,847
34,459 Albany International Corp (Class A) 1,867,333
115,006 (a) Allegheny Technologies, Inc 8,848,562
76,759 Allegion plc 12,735,853
6,208 Allied Motion Technologies, Inc 250,244
76,634 Allison Transmission Holdings, Inc 6,902,424
12,889 (b) Alta Equipment Group, Inc 100,019
35,576 (a) Ameresco, Inc 601,946
27,449 (a) American Superconductor Corp 1,560,476
12,826 (a) American Woodmark Corp 674,776
193,097 Ametek, Inc 35,693,980
85,527 (a) Amprius Technologies, Inc 592,702
315,483 (a) API Group Corp 11,379,472
18,243 Apogee Enterprises, Inc 766,024
30,780 Applied Industrial Technologies, Inc 8,356,770
471,564 (a) Archer Aviation, Inc 4,729,787
50,409 Arcosa, Inc 4,329,125
11,536 Argan, Inc 2,826,089
43,379 Armstrong World Industries, Inc 8,162,626
157,065 (a),(b) Array Technologies, Inc 1,020,923
17,527 Astec Industries, Inc 695,121
17,487 (a) Astronics Corp 631,630
34,587 Atkore, Inc 2,663,891
94,994 Atmus Filtration Technologies, Inc 3,696,217
65,174 (a) Axon Enterprise, Inc 49,238,305
18,025 AZZ, Inc 1,973,737
162,550 (a) Bloom Energy Corp 6,077,745
25,060 (a) Blue Bird Corp 1,122,437
11,068 (a) BlueLinx Holdings, Inc 810,952
631,971 (a) Boeing Co 140,196,447
33,731 Boise Cascade Co 2,826,995
11,845 (a) Bowman Consulting Group Ltd 410,785
27,967 Brookfield Business Corp 860,265
100,317 (a) Builders FirstSource, Inc 12,753,300
73,250 BWX Technologies, Inc 11,128,873
15,862 (a),(b) Byrna Technologies, Inc 352,295
8,806 Cadre Holdings, Inc 291,214
37,748 Carlisle Cos, Inc 13,389,593
707,311 Carrier Global Corp 48,535,681
406,614 Caterpillar, Inc 178,105,064
32,151 (a) Centuri Holdings, Inc 700,892
36,781 (a) Chart Industries, Inc 7,313,166
669,075 CNH Industrial NV 8,671,212
20,151 Columbus McKinnon Corp 295,212
28,861 Comfort Systems USA, Inc 20,297,941
887 Concrete Pumping Holdings, Inc 6,058
43,404 (a) Construction Partners, Inc 4,377,293
169,838 (a) Core & Main, Inc 10,808,490
45,095 Crane Co 8,828,248
15,294 CSW Industrials, Inc 3,968,487
121,141 Cummins, Inc 44,533,854
33,427 Curtiss-Wright Corp 16,386,584
55,814 (a),(b) Custom Truck One Source, Inc 345,489

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
214,526 Deere & Co $ 112,490,999
80,220 (a) DNOW, Inc 1,248,223
122,703 Donaldson Co, Inc 8,830,935
17,088 Douglas Dynamics, Inc 488,717
121,539 Dover Corp 22,015,574
7,460 (a) Ducommun, Inc 678,711
12,598 (a) DXP Enterprises, Inc 1,426,849
21,956 (a) Dycom Industries, Inc 5,901,992
342,971 Eaton Corp plc 131,947,803
39,624 EMCOR Group, Inc 24,863,664
493,310 Emerson Electric Co 71,781,538
46,405 (a) Energy Recovery, Inc 624,147
55,416 Enerpac Tool Group Corp 2,134,070
33,465 EnerSys 3,091,162
116,702 (a),(b) Enovix Corp 1,563,807
16,390 EnPro Industries, Inc 3,481,400
189,927 (a),(b) Eos Energy Enterprises, Inc 1,082,584
44,651 Esab Corp 5,990,825
19,331 ESCO Technologies, Inc 3,744,415
49,319 (a) Everus Construction Group, Inc 3,662,429
998,584 Fastenal Co 46,064,680
46,155 Federal Signal Corp 5,841,838
170,342 Ferguson Enterprises, Inc 38,042,479
98,402 Flowserve Corp 5,514,448
46,207 (a),(b) Fluence Energy, Inc 375,201
131,134 (a) Fluor Corp 7,444,477
304,781 Fortive Corp 14,608,153
104,386 Fortune Brands Innovations, Inc 5,693,212
37,279 Franklin Electric Co, Inc 3,502,362
171,229 (a),(b) Freyr Battery, Inc 203,763
90,879 FTAI Aviation Ltd 12,505,859
227,491 (a) Gates Industrial Corp plc 5,641,777
32,020 GATX Corp 4,889,134
240,687 GE Vernova, Inc 158,923,219
26,667 (a) Gencor Industries, Inc 388,805
54,140 (a) Generac Holdings, Inc 10,540,517
222,455 General Dynamics Corp 69,319,203
921,112 General Electric Co 249,695,041
26,448 (a) Gibraltar Industries, Inc 1,746,361
25,662 Global Industrial Co 874,048
37,797 (a) GMS, Inc 4,144,063
18,896 Gorman-Rupp Co 777,759
147,695 Graco, Inc 12,403,426
6,866 (a) Graham Corp 392,392
39,368 Granite Construction, Inc 3,719,095
60,950 (a) Great Lakes Dredge & Dock Corp 675,326
33,587 Greenbrier Cos, Inc 1,528,209
40,831 Griffon Corp 3,318,335
130,446 (a) Hayward Holdings, Inc 2,006,259
36,168 HEICO Corp 11,819,702
68,937 HEICO Corp (Class A) 17,791,950
23,945 Helios Technologies, Inc 878,542
28,560 Herc Holdings, Inc 3,336,094
78,974 Hexcel Corp 4,731,332
76,991 Hillenbrand, Inc 1,594,484
103,419 (a) Hillman Solutions Corp 815,976
564,444 Honeywell International, Inc 125,504,123
355,853 Howmet Aerospace, Inc 63,971,694
46,409 Hubbell, Inc 20,303,009
33,445 (a) Hudson Technologies, Inc 314,049
35,838 Huntington Ingalls Industries, Inc 9,993,785
306,800 (a),(b) Hyliion Holdings Corp 460,200

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
7,156 Hyster-Yale Materials Handling, Inc $ 300,624
67,464 IDEX Corp 11,031,039
9,895 (a),(b) IES Holdings, Inc 3,493,628
254,419 Illinois Tool Works, Inc 65,123,631
356,567 Ingersoll Rand, Inc 30,176,265
15,632 Insteel Industries, Inc 564,315
96,892 (a) Intuitive Machines, Inc 1,081,315
77,067 ITT, Inc 13,098,307
82,032 (a) Janus International Group, Inc 703,014
95,278 (a) JELD-WEN Holding, Inc 428,751
41,736 John Bean Technologies Corp 5,751,221
582,624 Johnson Controls International plc 61,175,520
9,278 Kadant, Inc 3,087,440
13,064 (a) Karman Holdings, Inc 675,409
63,395 Kennametal, Inc 1,569,660
122,652 (a) Kratos Defense & Security Solutions, Inc 7,199,672
160,855 L3Harris Technologies, Inc 44,206,171
4,474 (a) Lawson Products, Inc 134,086
26,580 Lennox International, Inc 16,187,220
90,506 Leonardo DRS, Inc 3,765,050
13,116 (a) Limbach Holdings, Inc 1,796,892
47,515 Lincoln Electric Holdings, Inc 11,569,903
8,406 Lindsay Corp 1,147,503
42,000 (a) Loar Holdings, Inc 3,104,220
183,681 Lockheed Martin Corp 77,326,027
32,814 LSI Industries, Inc 600,496
30,526 Luxfer Holdings plc 366,923
25,887 (a) Manitowoc Co, Inc 330,059
195,438 Masco Corp 13,315,191
47,879 (a) Mastec, Inc 9,059,186
104,386 (a) Masterbrand, Inc 1,151,378
26,438 (a) Mayville Engineering Co Inc 443,365
21,770 McGrath RentCorp 2,716,678
56,073 (a) Mercury Computer Systems, Inc 2,948,879
161,051 (a),(b) Microvast Holdings, Inc 510,532
46,376 (a) Middleby Corp 6,733,795
12,532 Miller Industries, Inc 510,679
27,127 Moog, Inc (Class A) 5,251,245
74,482 (a) MRC Global, Inc 1,093,396
40,108 MSC Industrial Direct Co (Class A) 3,474,155
103,888 Mueller Industries, Inc 8,868,919
123,593 Mueller Water Products, Inc (Class A) 3,060,163
15,607 (a) MYR Group, Inc 3,019,955
25,952 (a) NANO Nuclear Energy, Inc 919,479
3,753 National Presto Industries, Inc 361,977
660,793 (a),(b) Net Power, Inc 1,903,084
114,362 (a) Newpark Resources, Inc 1,031,545
126,371 (a) NEXTracker, Inc 7,362,374
50,093 Nordson Corp 10,730,422
119,229 Northrop Grumman Corp 68,748,634
5,136 (a) Northwest Pipe Co 214,582
109,092 (a) NuScale Power Corp 5,477,509
138,034 nVent Electric plc 10,824,626
2,380 Omega Flex, Inc 75,922
66,840 (a) Orion Marine Group, Inc 495,284
51,245 Oshkosh Corp 6,484,030
350,161 Otis Worldwide Corp 30,005,296
70,404 Owens Corning, Inc 9,816,430
444,749 PACCAR, Inc 43,923,411
17,348 Park Aerospace Corp 312,611
113,220 Parker-Hannifin Corp 82,865,718
133,782 Pentair plc 13,672,520

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
905,054 (a) Plug Power, Inc $ 1,357,581
6,237 (b) Powell Industries, Inc 1,478,793
5,714 (a) Power Solutions International, Inc 535,688
1,157 Preformed Line Products Co 178,560
58,364 Primoris Services Corp 5,496,138
20,651 (a) Proto Labs, Inc 890,471
71,483 Quanex Building Products Corp 1,392,489
127,607 Quanta Services, Inc 51,825,031
446,538 (a) QXO, Inc 8,957,552
101,593 (a) Ralliant Corp 4,644,832
25,790 (a) RBC Bearings, Inc 9,989,499
60,202 (a) Redwire Corp 860,287
58,146 Regal-Beloit Corp 8,889,360
112,180 (a) Resideo Technologies, Inc 3,062,514
34,968 REV Group, Inc 1,732,664
342,629 (a),(b) Rocket Lab Corp 15,733,524
97,124 Rockwell Automation, Inc 34,159,482
1,177,526 RTX Corp 185,542,772
6,598 Rush Enterprises, Inc 358,337
44,730 Rush Enterprises, Inc (Class A) 2,421,682
415,513 (a),(b) Satellogic, Inc 1,362,883
134,984 Sensata Technologies Holding plc 4,152,108
181,997 (a) Shoals Technologies Group, Inc 980,964
37,416 Simpson Manufacturing Co, Inc 6,713,553
40,856 (a) SiteOne Landscape Supply, Inc 5,631,182
46,027 Snap-On, Inc 14,783,412
106,309 (a) Spirit Aerosystems Holdings, Inc (Class A) 4,188,575
33,039 (a) SPX Technologies, Inc 6,025,983
113,112 (a) StandardAero, Inc 3,229,348
8,453 Standex International Corp 1,392,547
130,458 Stanley Black & Decker, Inc 8,825,484
23,409 (a) Sterling Construction Co, Inc 6,264,014
191,646 (a) Sunrun, Inc 1,966,288
25,412 Tecnoglass, Inc 1,982,898
24,854 Tennant Co 2,051,449
69,107 Terex Corp 3,514,782
151,739 Textron, Inc 11,800,742
22,578 (a) Thermon Group Holdings, Inc 638,506
48,377 Timken Co 3,681,006
51,987 (a) Titan International, Inc 439,810
13,882 (a) Titan Machinery, Inc 268,200
91,243 Toro Co 6,774,793
193,272 Trane Technologies plc 84,668,598
5,151 (a) Transcat, Inc 393,691
47,577 TransDigm Group, Inc 76,525,701
100,182 (a) Trex Co, Inc 6,435,692
82,023 Trinity Industries, Inc 1,911,136
49,355 (a) Tutor Perini Corp 2,376,443
59,386 UFP Industries, Inc 5,819,828
56,177 United Rentals, Inc 49,600,920
24,501 (a) V2X, Inc 1,160,857
18,457 Valmont Industries, Inc 6,717,425
330,906 Vertiv Holdings Co 48,179,914
15,571 (a) Vicor Corp 691,975
39,155 W.W. Grainger, Inc 40,703,189
39,430 Wabash National Corp 392,723
31,821 Watsco, Inc 14,347,452
26,804 Watts Water Technologies, Inc (Class A) 7,031,225
40,493 WESCO International, Inc 8,380,431
150,275 Westinghouse Air Brake Technologies Corp 28,860,314
168,942 WillScot Mobile Mini Holdings Corp 4,958,448
55,521 Woodward Inc 14,273,339

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
25,062 Worthington Enterprises, Inc $ 1,553,092
35,235 (a) Xometry, Inc 1,139,500
210,881 Xylem, Inc 30,497,610
140,071 Zurn Elkay Water Solutions Corp 6,198,142
TOTAL CAPITAL GOODS 3,788,174,827
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
71,796 ABM Industries, Inc 3,311,949
91,019 ACCO Brands Corp 341,321
28,750 (a),(b) Acuren Corp 318,837
110,227 (a) ACV Auctions, Inc 1,566,326
380,551 Alight, Inc 2,039,753
141,138 (a) Amentum Holdings, Inc 3,524,216
33,223 (a) Asure Software, Inc 322,263
354,021 Automatic Data Processing, Inc 109,569,499
21,308 Barrett Business Services, Inc 979,529
27,933 (a),(b) BlackSky Technology, Inc 537,431
110,250 Booz Allen Hamilton Holding Corp 11,833,132
34,803 (a) BrightView Holdings, Inc 555,108
35,470 Brink's Co 3,097,950
103,884 Broadridge Financial Solutions, Inc 25,712,329
19,011 (a) CACI International, Inc (Class A) 8,755,896
54,887 (a) Casella Waste Systems, Inc (Class A) 5,967,864
43,111 (a) CBIZ, Inc 2,634,944
25,717 (a) CECO Environmental Corp 1,155,979
122,132 (a) Ceridian HCM Holding, Inc 7,043,352
13,622 (a) Cimpress plc 753,433
305,737 Cintas Corp 68,041,769
387,769 (a) Clarivate plc 1,492,911
44,744 (a) Clean Harbors, Inc 10,551,083
39,580 (b) Concentrix Corp 2,056,973
132,462 (a) Conduent, Inc 352,349
745,793 (a) Copart, Inc 33,806,797
100,942 (a) CoreCivic, Inc 2,022,878
4,484 CRA International, Inc 792,143
26,157 CSG Systems International, Inc 1,633,766
30,980 Deluxe Corp 498,778
75,581 (a) Driven Brands Holdings, Inc 1,277,319
196,245 Dun & Bradstreet Holdings, Inc 1,785,829
78,667 Ennis, Inc 1,400,273
108,514 Equifax, Inc 26,068,318
132,285 (a) ExlService Holdings, Inc 5,745,138
41,992 Exponent, Inc 2,895,768
53,505 (a) First Advantage Corp 925,101
8,190 (a) Forrester Research, Inc 79,771
9,141 (a) Franklin Covey Co 180,169
31,944 (a) FTI Consulting, Inc 5,313,884
149,184 Genpact Ltd 6,571,555
110,839 (a) GEO Group, Inc 2,872,947
61,320 (a) Harsco Corp 551,880
56,484 (a) Healthcare Services Group 734,857
14,986 Heidrick & Struggles International, Inc 667,327
56,093 Herman Miller, Inc 1,064,645
39,729 HNI Corp 2,043,660
17,579 (a) Huron Consulting Group, Inc 2,321,834
14,225 ICF International, Inc 1,193,335
32,868 (a),(b) Innodata, Inc 1,804,453
30,132 Insperity, Inc 1,795,265
40,589 Interface, Inc 836,945
108,944 Jacobs Solutions, Inc 15,455,885
126,396 KBR, Inc 5,907,749
25,446 Kelly Services, Inc (Class A) 311,714
14,799 Kforce, Inc 515,745

SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
44,482 Korn/Ferry International $ 3,152,439
82,778 (a) Legalzoom.com, Inc 744,174
113,234 Leidos Holdings, Inc 18,077,808
20,481 (a) Liquidity Services, Inc 489,086
39,935 Manpower, Inc 1,647,319
58,381 MAXIMUS, Inc 4,312,021
51,680 (a) Mistras Group, Inc 410,339
19,414 (a) Montrose Environmental Group, Inc 440,504
29,217 MSA Safety, Inc 5,196,828
44,132 (a) NV5 Global, Inc 990,763
99,756 (a) OPENLANE, Inc 2,457,988
47,740 (a) Parsons Corp 3,542,308
287,686 Paychex, Inc 41,521,720
44,093 Paycom Software, Inc 10,209,293
37,253 (a) Paylocity Holding Corp 6,887,335
131,794 Pitney Bowes, Inc 1,497,180
174,956 (a) Planet Labs PBC 1,093,475
83,380 Quad Graphics, Inc 444,415
161,078 RB Global, Inc 17,438,304
178,731 Republic Services, Inc 41,224,305
31,570 Resources Connection, Inc 159,744
95,845 Robert Half International, Inc 3,537,639
250,978 Rollins, Inc 14,373,510
43,704 Science Applications International Corp 4,872,122
151,210 (a) Spire Global, Inc 1,516,636
188,440 SS&C Technologies Holdings, Inc 16,107,851
72,578 Steelcase, Inc (Class A) 749,731
239,975 Tetra Tech, Inc 8,816,682
166,720 TransUnion 15,870,077
31,176 TriNet Group, Inc 2,114,045
27,408 (a) TrueBlue, Inc 197,886
13,566 TTEC Holdings, Inc 67,559
16,144 Unifirst Corp 2,761,108
86,222 (a) Upwork, Inc 1,031,215
214,229 Veralto Corp 22,457,626
125,243 Verisk Analytics, Inc 34,906,477
157,937 (a) Verra Mobility Corp 3,989,489
101,978 Vestis Corp 617,987
35,967 Virco Mfg. Corp 278,385
19,685 VSE Corp 3,081,490
321,611 Waste Management, Inc 73,700,377
7,913 (a) Willdan Group, Inc 674,979
32,019 (a) WNS Holdings Ltd 2,394,701
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 777,646,844
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.7%
19,450 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 114,949
41,896 (a) Abercrombie & Fitch Co (Class A) 4,022,854
44,300 Academy Sports & Outdoors, Inc 2,249,997
57,145 (b) Advance Auto Parts, Inc 3,032,685
12,218 A-Mark Precious Metals, Inc 259,999
8,395,362 (a) Amazon.com, Inc 1,965,438,198
151,292 American Eagle Outfitters, Inc 1,633,954
4,429 (a) America's Car-Mart, Inc 199,482
37,251 (a) Arhaus, Inc 326,319
88,408 Arko Corp 368,661
17,268 (a) Asbury Automotive Group, Inc 3,835,568
27,134 (a) Autonation, Inc 5,227,094
14,763 (a) Autozone, Inc 55,632,594
196,056 (a) BARK, Inc 168,883
191,637 Bath & Body Works, Inc 5,549,808
174,190 Best Buy Co, Inc 11,332,801
24,858 (a) Boot Barn Holdings, Inc 4,273,090

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
43,151 Buckle, Inc $ 2,130,365
16,431 Build-A-Bear Workshop, Inc 833,216
54,905 (a) Burlington Stores, Inc 14,986,869
27,131 Caleres, Inc 372,509
45,155 Camping World Holdings, Inc 624,945
128,771 (a) Carmax, Inc 7,289,726
112,427 (a) Carvana Co 43,865,643
175,022 (a) Chewy, Inc 6,423,307
1,062,337 (a) Coupang, Inc 31,264,578
44,243 (b) Designer Brands, Inc 124,765
47,280 Dick's Sporting Goods, Inc 10,000,193
3,335 (b) Dillard's, Inc (Class A) 1,557,212
408,211 eBay, Inc 37,453,359
97,051 (a) Etsy, Inc 5,655,162
109,447 (a),(b) EVgo, Inc 368,836
46,886 (a) Five Below, Inc 6,400,877
89,712 (a) Floor & Decor Holdings, Inc 6,875,528
85,370 (a) Foot Locker, Inc 2,137,665
364,567 (a) GameStop Corp (Class A) 8,184,529
182,581 Gap, Inc 3,553,026
10,885 (a) Genesco, Inc 261,893
123,926 Genuine Parts Co 15,971,583
19,249 (a) GigaCloud Technology, Inc 428,675
12,919 Group 1 Automotive, Inc 5,324,566
19,850 (a) Groupon, Inc 612,174
12,079 Haverty Furniture Cos, Inc 249,190
868,818 Home Depot, Inc 319,299,303
104,497 Kohl's Corp 1,132,747
29,092 (a) Lands' End, Inc 341,249
21,647 Lithia Motors, Inc (Class A) 6,234,336
195,614 LKQ Corp 5,764,745
491,362 Lowe's Cos, Inc 109,853,802
239,583 Macy's, Inc 3,025,933
14,865 (a) MarineMax, Inc 337,138
24,916 Monro Muffler, Inc 351,191
14,919 Murphy USA, Inc 5,407,839
60,209 (a) National Vision Holdings, Inc 1,460,670
35,743 (a) ODP Corp 637,655
57,170 (a) Ollie's Bargain Outlet Holdings, Inc 7,811,137
7,506 (a),(b) OneWater Marine, Inc 115,142
753,196 (a) O'Reilly Automotive, Inc 74,054,231
84,850 (a) Overstock.com, Inc 759,407
19,648 Penske Auto Group, Inc 3,289,272
63,078 (a) Petco Health & Wellness Co, Inc 189,865
32,909 Pool Corp 10,140,579
127,958 (a) RealReal, Inc 673,059
26,266 (a) Revolve Group, Inc 545,019
11,142 (a) RH 2,291,018
270,898 Ross Stores, Inc 36,988,413
124,307 (a) Sally Beauty Holdings, Inc 1,210,750
22,839 (a) Savers Value Village, Inc 237,754
10,676 Shoe Carnival, Inc 218,431
39,515 Signet Jewelers Ltd 3,125,636
17,467 (a),(b) Sleep Number Corp 128,033
17,973 Sonic Automotive, Inc (Class A) 1,300,347
107,982 (a) Stitch Fix, Inc 510,755
83,380 (a) ThredUp, Inc 688,719
979,413 TJX Cos, Inc 121,966,301
21,328 (a),(b) Torrid Holdings, Inc 53,107
453,520 Tractor Supply Co 25,827,964
40,409 (a) Ulta Beauty, Inc 20,811,039
56,933 Upbound Group, Inc 1,174,812

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
53,953 (a) Urban Outfitters, Inc $ 4,061,582
113,676 (a) Valvoline, Inc 4,007,079
67,822 (a) Victoria's Secret & Co 1,275,054
64,680 (a) Warby Parker, Inc 1,549,086
74,009 (a) Wayfair, Inc 4,857,951
106,877 Williams-Sonoma, Inc 19,991,343
3,199 Winmark Corp 1,207,367
17,055 (a) Zumiez, Inc 233,824
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,081,758,011
CONSUMER DURABLES & APPAREL - 0.8%
29,457 Acushnet Holdings Corp 2,345,366
122,382 (a) Amer Sports, Inc 4,594,220
48,209 (a),(b) AMMO, Inc 56,887
37,938 (a) Beazer Homes USA, Inc 891,543
22,872 (a) BK LC Lux Finco 2 Sarl 1,145,658
70,933 Brunswick Corp 4,134,685
146,000 (a) Callaway Golf Co 1,350,500
87,246 (a) Capri Holdings Ltd 1,587,005
39,511 Carter's, Inc 957,747
7,534 (a) Cavco Industries, Inc 3,041,250
36,024 Century Communities, Inc 2,027,791
17,828 Clarus Corp 64,181
30,881 Columbia Sportswear Co 1,746,938
39,614 (b) Cricut, Inc 194,109
51,200 (a) Crocs, Inc 5,106,176
129,474 (a) Deckers Outdoor Corp 13,746,255
240,164 DR Horton, Inc 34,305,026
28,420 (a),(b) Dream Finders Homes, Inc 719,594
17,863 Ethan Allen Interiors, Inc 531,781
99,142 (a) Figs, Inc 644,423
16,268 (a) Funko, Inc 62,469
139,101 (a) Garmin Ltd 30,429,735
32,892 (a) G-III Apparel Group Ltd 776,251
22,207 (a) Green Brick Partners, Inc 1,375,502
354,000 (a) Hanesbrands, Inc 1,447,860
113,125 Hasbro, Inc 8,502,475
17,902 (a) Helen of Troy Ltd 393,486
5,395 (a) Hovnanian Enterprises, Inc 644,541
17,511 Installed Building Products, Inc 3,542,300
18,019 JAKKS Pacific, Inc 319,116
4,498 Johnson Outdoors, Inc 149,334
54,298 KB Home 3,000,507
52,445 Kontoor Brands, Inc 2,919,089
28,807 (a) Latham Group, Inc 195,311
33,828 La-Z-Boy, Inc 1,216,793
166 (a) Legacy Housing Corp 3,715
169,436 Leggett & Platt, Inc 1,618,114
199,794 Lennar Corp (Class A) 22,412,891
6,572 (b) Lennar Corp (Class B) 704,387
1,575 (a) LGI Homes, Inc 83,900
8,731 (a) Lovesac Co 157,245
93,277 (a) Lululemon Athletica, Inc 18,704,837
27,461 (a) M/I Homes, Inc 3,300,538
15,494 (a) Malibu Boats, Inc 516,105
6,781 Marine Products Corp 58,249
13,757 (a),(b) MasterCraft Boat Holdings, Inc 266,060
253,886 (a) Mattel, Inc 4,318,601
75,268 Meritage Homes Corp 5,068,547
45,619 (a) Mohawk Industries, Inc 5,223,832
11,455 Movado Group, Inc 177,667
427,235 Newell Rubbermaid, Inc 2,396,788
1,016,547 Nike, Inc (Class B) 75,925,895

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
2,399 (a) NVR, Inc $ 18,111,227
182,278 (a) On Holding AG. 8,853,242
11,713 Oxford Industries, Inc 447,202
301,470 (a) Peloton Interactive, Inc 2,152,496
49,830 Polaris Industries, Inc 2,636,505
170,441 Pulte Homes, Inc 19,246,198
48,817 PVH Corp 3,584,144
35,835 Ralph Lauren Corp 10,705,706
5,014 Rocky Brands, Inc 131,166
66,788 (a) SharkNinja Global SPV Ltd 7,754,087
111,211 (a) Skechers U.S.A., Inc (Class A) 7,034,096
45,632 (a) Skyline Champion Corp 2,778,989
39,576 Smith & Wesson Brands, Inc 314,629
97,889 (a) Sonos, Inc 1,058,180
59,762 Steven Madden Ltd 1,434,587
31,019 Sturm Ruger & Co, Inc 1,059,609
185,724 Tapestry, Inc 20,063,764
84,857 (a) Taylor Morrison Home Corp 5,030,323
157,481 Tempur Sealy International, Inc 11,398,475
84,307 Toll Brothers, Inc 9,978,577
26,558 (a) TopBuild Corp 9,837,880
92,678 (a) Tri Pointe Homes, Inc 2,854,482
142,219 (a) Under Armour, Inc (Class A) 944,334
152,950 (a) Under Armour, Inc (Class C) 963,585
327,295 VF Corp 3,835,897
44,369 (b) Whirlpool Corp 3,684,402
60,869 Wolverine World Wide, Inc 1,374,422
87,376 (a) YETI Holdings, Inc 3,210,194
TOTAL CONSUMER DURABLES & APPAREL 435,581,673
CONSUMER SERVICES - 2.3%
42,715 (a) Accel Entertainment, Inc 549,315
328,335 ADT, Inc 2,741,597
36,733 (a) Adtalem Global Education, Inc 4,197,480
367,254 (a) Airbnb, Inc 48,628,102
11,881 (a) American Public Education, Inc 350,727
232,262 Aramark 9,885,071
2,687 (a) Biglari Holdings, Inc (B Shares) 828,456
16,236 (a) BJ's Restaurants, Inc 575,241
101,155 Bloomin' Brands, Inc 921,522
28,419 Booking Holdings, Inc 156,419,881
61,775 Boyd Gaming Corp 5,244,698
53,584 (a) Bright Horizons Family Solutions, Inc 6,060,350
42,293 (a) Brinker International, Inc 6,665,377
177,460 (a) Caesars Entertainment, Inc 4,734,633
916,127 (a) Carnival Corp 27,273,101
13,917 Carriage Services, Inc 625,152
84,220 (a) Cava Group, Inc 7,412,202
31,587 (b) Cheesecake Factory 2,018,725
1,185,941 (a) Chipotle Mexican Grill, Inc (Class A) 50,853,150
27,242 Choice Hotels International, Inc 3,479,076
60,921 Churchill Downs, Inc 6,520,984
147,520 (a) Coursera, Inc 1,864,653
17,056 (b) Cracker Barrel Old Country Store, Inc 1,057,472
104,438 Darden Restaurants, Inc 21,062,011
30,838 (a) Dave & Buster's Entertainment, Inc 901,703
49,845 (a) Denny's Corp 185,423
13,530 Dine Brands Global Inc. 305,913
29,120 Domino's Pizza, Inc 13,488,675
315,661 (a) DoorDash, Inc 78,994,165
406,325 (a) DraftKings, Inc 18,300,878
33,769 (a) Duolingo, Inc 11,702,647
103,102 (a) Dutch Bros, Inc 6,110,856

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
12,211 (a) El Pollo Loco Holdings, Inc $ 125,773
9,603 (a) European Wax Center, Inc 44,942
108,871 Expedia Group, Inc 19,620,732
7,261 (a) First Watch Restaurant Group, Inc 125,543
148,640 (a) Flutter Entertainment plc 44,927,926
63,264 (a) Frontdoor, Inc 3,700,944
168,724 (a) Genius Sports Ltd 1,898,145
52,701 (a),(b) Global Business Travel Group I 338,867
19,659 Golden Entertainment, Inc 552,811
2,812 Graham Holdings Co 2,683,154
29,625 (a) Grand Canyon Education, Inc 4,995,664
121,295 H&R Block, Inc 6,591,170
66,461 (a) Hilton Grand Vacations, Inc 2,978,782
207,112 Hilton Worldwide Holdings, Inc 55,522,585
36,903 Hyatt Hotels Corp 5,202,216
30,674 (a) Inspired Entertainment, Inc 276,373
114,945 International Game Technology plc 1,705,784
17,265 (b) Jack in the Box, Inc 340,121
62,386 Krispy Kreme, Inc 225,837
4,466 (a) Kura Sushi USA, Inc 391,847
287,597 Las Vegas Sands Corp 15,070,083
151,179 (a) Laureate Education, Inc 3,416,645
100,520 (a) Life Time Group Holdings, Inc 2,886,934
75,566 (a) Light & Wonder, Inc 7,278,517
16,280 (a) Lincoln Educational Services Corp 372,324
50,626 (a) Lindblad Expeditions Holdings, Inc 604,981
204,175 Marriott International, Inc (Class A) 53,867,490
31,047 Marriott Vacations Worldwide Corp 2,312,070
23,701 Matthews International Corp (Class A) 556,737
623,093 McDonald's Corp 186,971,517
184,946 (a) MGM Resorts International 6,741,282
56,702 (a) Mister Car Wash, Inc 327,454
9,593 Monarch Casino & Resort, Inc 987,695
98,040 (a),(b) Nerdy, Inc 148,040
360,855 (a) Norwegian Cruise Line Holdings Ltd 9,223,454
56,804 OneSpaWorld Holdings Ltd 1,256,504
24,598 Papa John's International, Inc 1,043,201
138,532 (a),(b) Penn National Gaming, Inc 2,501,888
51,762 Perdoceo Education Corp 1,489,710
74,794 (a) Planet Fitness, Inc 8,166,757
36,820 (a) Portillo's, Inc 366,727
48,781 (a) Potbelly Corp 586,835
6,503 RCI Hospitality Holdings, Inc 233,002
43,399 Red Rock Resorts, Inc 2,662,529
245,811 (b) Restaurant Brands International, Inc 16,680,734
216,938 Royal Caribbean Cruises Ltd 68,958,082
103,180 (a) Rush Street Interactive, Inc 2,080,109
238,986 (a) Sabre Corp 724,128
38,148 (a),(b) SeaWorld Entertainment, Inc 1,805,545
43,146 (a),(b) Serve Robotics, Inc 439,658
121,563 Service Corp International 9,276,473
30,862 (a) Shake Shack, Inc 3,713,933
68,957 Six Flags Entertainment Corp 2,065,952
997,197 Starbucks Corp 88,910,085
17,816 Strategic Education, Inc 1,320,967
39,613 (a) Stride, Inc 5,079,575
107,220 Super Group SGHC Ltd 1,152,615
82,698 (a) Sweetgreen, Inc 1,065,150
23,787 (a),(b) Target Hospitality Corp 180,543
61,389 Texas Roadhouse, Inc (Class A) 11,364,946
31,679 Travel & Leisure Co 1,876,981
55,854 (a) Udemy, Inc 425,049

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
31,874 (a) Universal Technical Institute, Inc $ 1,026,980
32,770 Vail Resorts, Inc 4,924,020
14,279 (a) Viad Corp 431,797
155,490 (a) Viking Holdings Ltd 9,130,373
187,075 Wendy's Co 1,842,689
25,052 Wingstop, Inc 9,453,122
68,358 Wyndham Hotels & Resorts, Inc 5,878,788
76,008 Wynn Resorts Ltd 8,287,152
29,226 (a) Xponential Fitness, Inc 305,704
248,652 Yum! Brands, Inc 35,843,186
TOTAL CONSUMER SERVICES 1,255,525,164
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
329,301 Albertsons Cos, Inc 6,329,165
23,900 Andersons, Inc 858,488
117,079 (a) BJ's Wholesale Club Holdings, Inc 12,398,666
30,443 Casey's General Stores, Inc 15,834,318
25,883 (a) Chefs' Warehouse, Inc 1,774,538
388,920 Costco Wholesale Corp 365,444,789
193,793 Dollar General Corp 20,328,886
184,387 (a) Dollar Tree, Inc 20,937,144
85,229 (a) Grocery Outlet Holding Corp 1,122,466
38,586 (a) HF Foods Group, Inc 104,568
9,950 Ingles Markets, Inc (Class A) 626,154
534,681 Kroger Co 37,481,138
138,940 (a) Maplebear, Inc 6,664,952
10,408 Natural Grocers by Vitamin Cottage, Inc 394,359
136,613 (a) Performance Food Group Co 13,715,945
17,346 Pricesmart, Inc 1,864,695
28,101 SpartanNash Co 745,801
87,100 (a) Sprouts Farmers Market, Inc 13,199,134
428,526 Sysco Corp 34,110,670
399,591 Target Corp 40,158,896
41,913 (a) United Natural Foods, Inc 1,158,475
204,903 (a) US Foods Holding Corp 17,074,567
4,530 Village Super Market (Class A) 155,832
488,066 Walgreens Boots Alliance, Inc 5,681,088
3,811,526 Walmart, Inc 373,453,317
14,813 Weis Markets, Inc 1,072,609
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 992,690,660
ENERGY - 3.1%
342,819 Antero Midstream Corp 6,290,729
237,852 (a) Antero Resources Corp 8,308,170
308,328 APA Corp 5,947,647
158,438 Archrock, Inc 3,701,112
37,685 Ardmore Shipping Corp 410,013
13,852 Aris Water Solution, Inc 294,632
40,060 (b) Atlas Energy Solutions, Inc 520,780
873,034 Baker Hughes Co 39,330,182
74,590 Berry Corp 225,262
350,327 (b) Borr Drilling Ltd 711,164
22,773 (a) Bristow Group, Inc 787,263
681,185 Cabot Oil & Gas Corp 16,614,102
58,903 Cactus, Inc 2,492,186
61,384 California Resources Corp 2,957,481
57,303 (a),(b) Calumet, Inc 913,410
13,765 (a),(b) Centrus Energy Corp 2,964,981
195,024 Cheniere Energy, Inc 46,002,261
197,852 Chesapeake Energy Corp 20,730,933
1,683,287 Chevron Corp 255,253,641
55,190 Chord Energy Corp 6,089,113
45,110 Civitas Resources, Inc 1,369,540
115,507 (a) Clean Energy Fuels Corp 234,479

SHARES DESCRIPTION VALUE
ENERGY (continued)
134,512 (a) CNX Resources Corp $ 4,077,059
79,213 (a),(b) Comstock Resources, Inc 1,415,536
1,117,823 ConocoPhillips 106,573,245
38,444 Core Laboratories, Inc 420,577
42,176 Core Natural Resources, Inc 3,113,011
217,233 Crescent Energy Co 2,007,233
24,649 CVR Energy, Inc 660,100
64,227 Delek US Holdings, Inc 1,436,758
505,265 Devon Energy Corp 16,784,903
157,388 DHT Holdings, Inc 1,745,433
165,865 Diamondback Energy, Inc 24,657,491
28,543 Diversified Energy Co plc 429,858
28,709 (a) DMC Global, Inc 232,256
47,288 Dorian LPG Ltd 1,361,422
75,689 DT Midstream, Inc 7,775,531
19,390 (a),(b) Empire Petroleum Corp 87,643
153,847 (a),(b) Encore Energy Corp 406,156
121,539 (a),(b) Energy Fuels, Inc 1,104,789
489,557 EOG Resources, Inc 58,756,631
511,775 EQT Corp 27,507,906
14,387 Excelerate Energy, Inc 369,170
59,737 (a) Expro Group Holdings NV 643,965
3,795,296 Exxon Mobil Corp 423,706,845
30,260 FLEX LNG Ltd 758,618
15,687 (a) Forum Energy Technologies, Inc 309,191
23,566 FutureFuel Corp 95,442
1,153,847 (a),(b) Gevo, Inc 1,500,001
73,946 Golar LNG Ltd 3,043,617
191,994 Granite Ridge Resources, Inc 996,449
35,517 (a) Green Plains, Inc 293,726
9,172 (a) Gulfport Energy Operating Corp 1,597,120
713,482 Halliburton Co 15,981,997
201,984 (a) Helix Energy Solutions Group, Inc 1,197,765
78,305 Helmerich & Payne, Inc 1,269,324
158,690 HF Sinclair Corp 6,972,839
23,983 (a) Innovex International, Inc 393,801
42,867 International Seaways, Inc 1,710,393
1,668,637 Kinder Morgan, Inc 46,821,954
21,638 Kinetik Holdings, Inc 938,656
44,209 Kodiak Gas Services, Inc 1,429,277
683,242 (a) Kosmos Energy Ltd 1,468,970
186,435 Liberty Energy, Inc 2,300,608
102,530 (a),(b) Lightbridge Corp 1,382,104
128,450 Magnolia Oil & Gas Corp 3,059,679
278,039 Marathon Petroleum Corp 47,319,457
84,517 Matador Resources Co 4,215,708
144,729 Murphy Oil Corp 3,590,726
10,562 (a),(b) Nabors Industries Ltd 367,346
6,549 Nacco Industries, Inc (Class A) 248,338
103,512 (a) NextDecade Corp 1,175,896
104,120 Noble Corp plc 2,791,457
168,162 (b) Nordic American Tankers Ltd 469,172
77,394 Northern Oil and Gas, Inc 2,179,415
280,439 NOV, Inc 3,527,923
557,923 Occidental Petroleum Corp 24,515,137
82,766 (a) Oceaneering International, Inc 1,796,022
127,953 (a) Oil States International, Inc 638,485
540,622 ONEOK, Inc 44,390,472
218,815 Ovintiv, Inc 9,010,802
70,841 (a) Par Pacific Holdings, Inc 2,222,991
273,456 Patterson-UTI Energy, Inc 1,616,125
96,438 PBF Energy, Inc 2,179,499

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
132,200 Peabody Energy Corp $ 2,135,030
476,085 Permian Resources Corp 6,741,364
355,141 Phillips 66 43,888,325
19,704 (a),(b) ProFrac Holding Corp 138,322
145,202 (a) ProPetro Holding Corp 778,283
209,680 Range Resources Corp 7,699,450
38,949 Ranger Energy Services, Inc 521,527
12,132 (a) Rex American Resources Corp 634,261
9,029 Riley Exploration Permian, Inc 236,921
255,004 RPC, Inc 1,185,769
47,327 (a) Sable Offshore Corp 1,451,519
18,387 SandRidge Energy, Inc 191,041
1,280,007 Schlumberger Ltd 43,264,237
40,261 Scorpio Tankers, Inc 1,820,200
37,559 (a) SEACOR Marine Holdings, Inc 187,795
60,397 (a) Seadrill Ltd 1,761,176
50,298 Select Water Solutions, Inc 484,370
169,282 (b) SFL Corp Ltd 1,554,009
74,455 Sitio Royalties Corp 1,352,847
96,934 SM Energy Co 2,674,409
21,978 Solaris Oilfield Infrastructure, Inc 718,021
102,784 (a) Talos Energy, Inc 878,803
190,147 Targa Resources Corp 31,642,362
374,932 TechnipFMC plc 13,636,277
110,431 Teekay Corp Ltd 795,103
24,988 Teekay Tankers Ltd 1,058,242
89,720 (a) Tetra Technologies, Inc 367,852
17,175 Texas Pacific Land Corp 16,627,633
38,631 (a) Tidewater, Inc 1,931,936
639,998 (a) Transocean Ltd 1,868,794
351,294 (a) Uranium Energy Corp 3,045,719
156,657 Vaalco Energy, Inc 582,764
62,702 (a),(b) Valaris Ltd 3,049,198
272,703 Valero Energy Corp 37,444,849
113,846 Viper Energy Partners LP 4,287,440
61,416 (a) Vital Energy, Inc 1,147,865
19,327 (b) Vitesse Energy, Inc 462,495
105,827 (b) W&T Offshore, Inc 187,314
60,923 Weatherford International plc 3,445,196
1,056,605 Williams Cos, Inc 63,343,470
50,146 World Fuel Services Corp 1,367,481
TOTAL ENERGY 1,659,788,770
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
67,908 Acadia Realty Trust 1,271,238
91,170 Agree Realty Corp 6,536,889
57,396 Alexander & Baldwin, Inc 1,031,980
2,341 Alexander's, Inc 588,036
146,220 Alexandria Real Estate Equities, Inc 11,175,595
24,923 Alpine Income Property Trust, Inc 350,168
42,194 American Assets Trust, Inc 802,952
115,327 American Healthcare REIT, Inc 4,456,235
292,626 American Homes 4 Rent 10,151,196
408,340 American Tower Corp 85,093,973
229,759 Americold Realty Trust, Inc 3,694,525
228,578 Apartment Investment and Management Co 1,922,341
127,492 Apple Hospitality REIT, Inc 1,498,031
51,087 Armada Hoffler Properties, Inc 348,924
123,442 AvalonBay Communities, Inc 22,994,776
139,598 Boston Properties, Inc 9,133,897
32,707 Braemar Hotels & Resorts, Inc 71,955
400,608 Brandywine Realty Trust 1,602,432
242,399 Brixmor Property Group, Inc 6,333,886

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
190,769 Broadstone Net Lease, Inc $ 3,098,089
15,761 BRT Apartments Corp 229,323
92,462 Camden Property Trust 10,096,850
174,947 CareTrust REIT, Inc 5,563,315
20,606 CBL & Associates Properties, Inc 557,598
21,625 Centerspace 1,177,049
43,190 Chatham Lodging Trust 294,556
45,741 City Office REIT, Inc 317,443
21,137 Community Healthcare Trust, Inc 324,876
117,806 Corporate Office Properties Trust 3,213,748
115,041 Cousins Properties, Inc 3,117,611
387,339 Crown Castle, Inc 40,705,456
21,615 CTO Realty Growth, Inc 356,864
197,821 CubeSmart 7,697,215
75,814 Curbline Properties Corp 1,675,489
157,600 DiamondRock Hospitality Co 1,216,672
296,209 Digital Realty Trust, Inc 52,263,116
246,911 Diversified Healthcare Trust 807,399
181,095 Douglas Emmett, Inc 2,745,400
39,049 Easterly Government Properties, Inc 859,078
40,446 EastGroup Properties, Inc 6,602,405
106,758 Empire State Realty Trust, Inc 772,928
59,303 EPR Properties 3,264,037
85,284 Equinix, Inc 66,962,438
155,258 Equity Lifestyle Properties, Inc 9,303,059
325,948 Equity Residential 20,599,914
150,862 Essential Properties Realty Trust, Inc 4,599,782
52,849 Essex Property Trust, Inc 13,750,253
179,504 Extra Space Storage, Inc 24,118,157
21,102 Farmland Partners, Inc 220,938
73,495 Federal Realty Investment Trust 6,773,299
103,143 First Industrial Realty Trust, Inc 5,025,127
98,826 Four Corners Property Trust, Inc 2,494,368
248,594 Gaming and Leisure Properties, Inc 11,330,915
85,931 Getty Realty Corp 2,388,023
37,072 Gladstone Commercial Corp 487,497
22,586 Gladstone Land Corp 207,791
54,522 Global Medical REIT, Inc 364,207
178,326 Global Net Lease, Inc 1,246,499
319,675 Healthcare Realty Trust, Inc 4,910,208
630,447 Healthpeak Properties, Inc 10,679,772
104,113 Highwoods Properties, Inc 3,020,318
606,824 Host Hotels & Resorts Inc 9,539,273
171,592 Hudson Pacific Properties, Inc 420,400
160,640 Independence Realty Trust, Inc 2,693,933
28,462 Innovative Industrial Properties, Inc 1,471,485
51,970 InvenTrust Properties Corp 1,432,813
541,412 Invitation Homes, Inc 16,594,278
246,451 Iron Mountain, Inc 23,994,469
90,901 JBG SMITH Properties 1,925,283
85,729 Kilroy Realty Corp 3,159,971
582,732 Kimco Realty Corp 12,371,400
166,378 Kite Realty Group Trust 3,656,988
76,767 Lamar Advertising Co 9,384,766
293,064 Lexington Realty Trust 2,274,177
65,683 Lineage, Inc 2,834,221
61,489 LTC Properties, Inc 2,093,086
209,540 Macerich Co 3,501,413
75,492 Mack-Cali Realty Corp 1,062,927
533,199 Medical Properties Trust, Inc 2,196,780
104,198 Mid-America Apartment Communities, Inc 14,840,921
106,012 Millrose Properties, Inc 3,179,300

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
55,226 National Health Investors, Inc $ 3,858,088
188,228 National Retail Properties, Inc 7,766,287
93,730 National Storage Affiliates Trust 2,761,286
12,391 (a) NET Lease Office Properties 411,257
79,116 NETSTREIT Corp 1,442,285
40,887 NexPoint Diversified Real Estate Trust 179,494
17,985 NexPoint Residential Trust, Inc 560,772
244,476 Omega Healthcare Investors, Inc 9,510,116
17,267 One Liberty Properties, Inc 386,436
131,991 Outfront Media, Inc 2,313,802
124,853 Paramount Group, Inc 764,100
161,681 Park Hotels & Resorts, Inc 1,723,519
23,540 Peakstone Realty Trust 320,144
101,003 Pebblebrook Hotel Trust 1,013,060
114,921 Phillips Edison & Co, Inc 3,883,181
246,426 Piedmont Office Realty Trust, Inc 1,862,981
22,498 Plymouth Industrial REIT, Inc 326,671
15,321 Postal Realty Trust, Inc 210,051
64,590 PotlatchDeltic Corp 2,641,085
817,038 (c) Prologis, Inc 87,243,318
136,205 Public Storage, Inc 37,039,588
163,032 Rayonier, Inc 3,800,276
756,624 Realty Income Corp 42,469,305
158,447 Regency Centers Corp 11,313,116
186,446 Rexford Industrial Realty, Inc 6,810,872
206,936 RLJ Lodging Trust 1,531,326
52,448 Ryman Hospitality Properties, Inc 4,985,707
210,350 Sabra Health Care REIT, Inc 3,792,611
119,736 Safehold, Inc 1,675,107
9,694 Saul Centers, Inc 312,341
94,357 SBA Communications Corp 21,203,905
150,290 Service Properties Trust 395,263
31,248 Sila Realty Trust, Inc 763,701
289,433 Simon Property Group, Inc 47,406,231
37,907 SITE Centers Corp 408,258
76,744 SL Green Realty Corp 4,393,594
8,325 Smartstop Self Storage REIT, Inc 282,051
133,255 STAG Industrial, Inc 4,574,644
93,397 Summit Hotel Properties, Inc 487,532
101,035 Sun Communities, Inc 12,531,371
159,255 Sunstone Hotel Investors, Inc 1,393,481
104,878 Tanger Factory Outlet Centers, Inc 3,148,438
82,128 Terreno Realty Corp 4,557,283
285,558 UDR, Inc 11,219,574
37,174 UMH Properties, Inc 605,193
368,872 Uniti Group, Inc 1,962,399
10,070 Universal Health Realty Income Trust 390,615
83,482 Urban Edge Properties 1,646,265
359,617 Ventas, Inc 24,159,070
907,926 VICI Properties, Inc 29,598,388
163,610 Vornado Realty Trust 6,285,896
137,487 Washington REIT 2,073,304
558,834 (c) Welltower, Inc 92,246,728
655,228 Weyerhaeuser Co 16,413,461
31,390 Whitestone REIT 382,644
183,081 WP Carey, Inc 11,746,477
92,154 Xenia Hotels & Resorts, Inc 1,171,277
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,167,481,220
FINANCIAL SERVICES - 8.4%
26,889 Affiliated Managers Group, Inc 5,643,194
235,650 (a) Affirm Holdings, Inc 16,156,164
829,772 AGNC Investment Corp 7,824,750

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
11,267 Alerus Financial Corp $ 238,184
251,385 Ally Financial, Inc 9,514,922
482,364 American Express Co 144,376,369
86,247 Ameriprise Financial, Inc 44,692,333
486,069 Annaly Capital Management, Inc 9,881,783
194,543 Apollo Commercial Real Estate Finance, Inc 1,871,504
370,846 Apollo Global Management, Inc 53,891,341
138,147 Arbor Realty Trust, Inc 1,541,721
26,410 Ares Commercial Real Estate Corp 118,053
158,584 Ares Management Corp 29,422,090
28,935 ARMOUR Residential REIT, Inc 471,930
55,250 Artisan Partners Asset Management, Inc 2,500,062
3,795 (a) Atlanticus Holdings Corp 188,346
113,462 (a) AvidXchange Holdings, Inc 1,118,735
113,896 (a),(b) Bakkt Holdings, Inc 1,127,570
25,565 Banco Latinoamericano de Exportaciones S.A. (Class E) 1,021,577
629,793 Bank of New York Mellon Corp 63,892,500
1,614,756 (a) Berkshire Hathaway, Inc 761,971,061
275,709 BGC Group, Inc 2,555,822
131,456 BlackRock, Inc 145,391,651
132,203 Blackstone Mortgage Trust, Inc 2,443,111
640,548 Blackstone, Inc 110,789,182
485,554 (a) Block, Inc 37,513,902
476,604 Blue Owl Capital, Inc 9,222,287
36,876 Bread Financial Holdings, Inc 2,260,499
33,250 Brightsphere Investment Group, Inc 1,389,517
72,747 BrightSpire Capital, Inc 376,829
300,220 (b) Brookfield Asset Management Ltd 18,514,567
148,330 Burford Capital Ltd 1,906,040
64,986 Cannae Holdings, Inc 1,389,401
42,561 (a) Cantaloupe, Inc 471,150
556,232 Capital One Financial Corp 119,589,880
206,788 Carlyle Group, Inc 12,543,760
10,688 Cass Information Systems, Inc 427,627
94,350 Cboe Global Markets, Inc 22,742,124
1,474,289 Charles Schwab Corp 144,082,264
96,369 Chimera Investment Corp 1,288,454
71,387 Claros Mortgage Trust, Inc 203,453
311,658 CME Group, Inc 86,728,188
22,619 Cohen & Steers, Inc 1,663,854
178,013 (a) Coinbase Global, Inc 67,246,191
46,488 Compass Diversified Trust 297,058
231,750 Corebridge Financial, Inc 8,241,030
61,503 (a) Corpay, Inc 19,868,544
5,387 (a) Credit Acceptance Corp 2,641,138
7,154 (a) Dave, Inc 1,686,913
2,620 Diamond Hill Investment Group, Inc 355,193
114,921 DigitalBridge Group, Inc 1,234,252
21,354 (a) Donnelley Financial Solutions, Inc 1,130,908
19,484 Dynex Capital, Inc 242,381
155,234 Ellington Financial, Inc 1,969,919
33,565 Enact Holdings, Inc 1,166,719
19,960 (a) Encore Capital Group, Inc 736,125
28,542 (a) Enova International, Inc 2,984,352
277,040 Equitable Holdings, Inc 14,226,004
90,053 Essent Group Ltd 5,042,067
39,548 (a) Euronet Worldwide, Inc 3,843,275
31,406 Evercore Partners, Inc (Class A) 9,457,603
75,626 EVERTEC, Inc 2,733,880
33,949 Factset Research Systems, Inc 13,678,052
8,178 Federal Agricultural Mortgage Corp 1,408,824
465,263 Fidelity National Information Services, Inc 36,946,535

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
29,291 FirstCash Holdings, Inc $ 3,904,197
488,002 (a) Fiserv, Inc 67,802,998
80,416 (a) Flywire Corp 875,730
12,820 (a),(b) Forge Global Holdings, Inc 281,014
64,711 Franklin BSP Realty Trust, Inc 653,581
259,566 Franklin Resources, Inc 6,229,584
13,745 (a) Freedom Holding Corp 2,554,027
23,662 (b) GCM Grosvenor, Inc 278,975
202,144 Global Payments, Inc 16,161,413
267,257 Goldman Sachs Group, Inc 193,384,493
39,301 (a) Green Dot Corp 397,726
32,522 Hamilton Lane, Inc 4,953,101
114,439 Hannon Armstrong Sustainable Infrastructure Capital, Inc 2,971,981
41,860 Houlihan Lokey, Inc 7,981,028
357,440 Interactive Brokers Group, Inc (Class A) 23,433,766
500,705 Intercontinental Exchange, Inc 92,545,305
23,706 (a) International Money Express, Inc 213,117
323,852 Invesco Ltd 6,804,131
31,093 Invesco Mortgage Capital, Inc 234,752
63,918 Jack Henry & Associates, Inc 10,854,235
65,488 Jackson Financial, Inc 5,734,129
106,680 Janus Henderson Group plc 4,619,244
152,907 Jefferies Financial Group, Inc 8,816,618
588,929 KKR & Co, Inc 86,325,213
38,895 KKR Real Estate Finance Trust, Inc 351,611
89,739 Ladder Capital Corp 979,950
75,192 Lazard, Inc 3,908,480
91,135 (a) LendingClub Corp 1,420,795
8,934 (a) LendingTree, Inc 417,039
69,216 LPL Financial Holdings, Inc 27,390,848
19,506 Marex Group plc 752,541
32,375 MarketAxess Holdings, Inc 6,653,062
420,596 (a) Marqeta, Inc 2,397,397
712,647 Mastercard, Inc (Class A) 403,693,146
13,914 Merchants Bancorp 407,680
119,851 MFA Financial, Inc 1,089,446
221,969 MGIC Investment Corp 5,748,997
51,317 Moelis & Co 3,599,374
135,695 Moody's Corp 69,981,982
1,014,865 Morgan Stanley 144,577,668
23,298 Morningstar, Inc 6,440,965
50,731 (a) Mr Cooper Group, Inc 7,899,831
65,845 MSCI, Inc (Class A) 36,962,749
368,784 Nasdaq Stock Market, Inc 35,484,396
89,103 Navient Corp 1,152,993
55,688 (a) NCR Corp ATM 1,704,053
11,253 Nelnet, Inc (Class A) 1,404,037
27,715 (a) NerdWallet, Inc 293,502
74,821 New York Mortgage Trust, Inc 473,617
76,344 (a) NMI Holdings, Inc 2,849,158
180,907 Northern Trust Corp 23,517,910
82,312 OneMain Holdings, Inc 4,756,810
76,300 (a) Open Lending Corp 167,097
38,141 (b) OppFi, Inc 405,820
19,230 Orchid Island Capital, Inc 133,841
37,029 P10, Inc 455,457
169,691 Pagseguro Digital Ltd 1,328,681
32,804 Patria Investments Ltd 457,616
312,241 (a) Payoneer Global, Inc 2,051,423
860,504 (a) PayPal Holdings, Inc 59,168,255
25,684 (a) Paysafe Ltd 312,061
24,785 PennyMac Financial Services, Inc 2,308,475

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
78,042 PennyMac Mortgage Investment Trust $ 920,115
46,923 Perella Weinberg Partners 935,645
13,027 Piper Jaffray Cos 4,107,674
18,416 PJT Partners, Inc 3,289,466
34,184 (a) PRA Group, Inc 519,597
50,105 PROG Holdings, Inc 1,595,343
133,385 Radian Group, Inc 4,349,685
168,045 Raymond James Financial, Inc 28,085,361
47,942 Ready Capital Corp 201,836
89,598 Redwood Trust, Inc 489,205
5,861 Regional Management Corp 194,820
115,576 (a) Remitly Global, Inc 1,907,004
63,890 (a) Repay Holdings Corp 314,339
452,154 Rithm Capital Corp 5,439,413
649,749 (a) Robinhood Markets, Inc 66,956,634
187,800 Rocket Cos, Inc 2,773,806
267,029 S&P Global, Inc 147,159,682
97,033 SEI Investments Co 8,550,548
9,991 (a) Sezzle, Inc 1,547,006
57,055 (a),(b) Shift4 Payments, Inc 5,876,665
216,148 SLM Corp 6,873,506
966,314 (a) SoFi Technologies, Inc 21,819,370
288,641 Starwood Property Trust, Inc 5,616,954
257,974 State Street Corp 28,828,594
59,162 StepStone Group, Inc 3,511,856
97,747 Stifel Financial Corp 11,154,888
240,260 (a) StoneCo Ltd 3,070,523
45,406 (a) StoneX Group, Inc 4,415,279
330,265 Synchrony Financial 23,009,563
191,988 T Rowe Price Group, Inc 19,477,183
410,158 (a) Toast, Inc 20,032,117
46,946 TPG RE Finance Trust, Inc 408,430
95,101 TPG, Inc 5,427,414
103,978 Tradeweb Markets, Inc 14,406,152
59,490 Two Harbors Investment Corp 580,028
72,119 (a) Upstart Holdings, Inc 5,895,007
73,381 UWM Holdings Corp 294,992
36,833 Victory Capital Holdings, Inc 2,538,162
80,736 Virtu Financial, Inc 3,563,687
5,596 Virtus Investment Partners, Inc 1,081,763
1,491,571 Visa, Inc (Class A) 515,293,033
82,007 Voya Financial, Inc 5,740,490
33,610 Walker & Dunlop, Inc 2,521,086
19,463 Waterstone Financial, Inc 259,053
306,452 Western Union Co 2,466,939
35,095 (a) WEX, Inc 5,954,920
100,313 WisdomTree, Inc 1,331,154
3,291 (a) World Acceptance Corp 517,740
332,466 XP, Inc 5,366,001
TOTAL FINANCIAL SERVICES 4,495,873,563
FOOD, BEVERAGE & TOBACCO - 2.1%
1,461,017 Altria Group, Inc 90,495,393
407,410 Archer-Daniels-Midland Co 22,073,474
101,738 (b) B&G Foods, Inc (Class A) 417,126
66,503 (a),(b) Beyond Meat, Inc 202,169
9,546 (a) Boston Beer Co, Inc (Class A) 1,976,786
38,869 (a),(b) BRC, Inc 66,077
38,202 Brown-Forman Corp (Class A) 1,094,105
124,517 Brown-Forman Corp (Class B) 3,592,315
120,286 Bunge Global S.A. 9,594,011
14,278 Calavo Growers, Inc 375,511
33,926 Cal-Maine Foods, Inc 3,770,536

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
153,922 Campbell Soup Co $ 4,913,190
149,516 (a) Celsius Holdings, Inc 6,779,055
3,413,793 Coca-Cola Co 231,762,407
48,200 Coca-Cola Consolidated Inc 5,386,350
348,647 ConAgra Brands, Inc 6,366,294
117,145 Constellation Brands, Inc (Class A) 19,567,901
137,434 (a) Darling International, Inc 4,450,113
52,252 Dole plc 744,068
178,075 Flowers Foods, Inc 2,822,489
34,730 Fresh Del Monte Produce, Inc 1,305,501
37,631 (a) Freshpet, Inc 2,570,950
488,024 General Mills, Inc 23,903,416
68,087 (a) Hain Celestial Group, Inc 106,897
130,868 Hershey Co 24,358,461
263,487 Hormel Foods Corp 7,401,350
56,918 Ingredion, Inc 7,486,994
11,507 J&J Snack Foods Corp 1,299,025
82,697 J.M. Smucker Co 8,876,696
7,322 John B Sanfilippo & Son, Inc 463,556
225,669 Kellogg Co 18,015,156
1,062,737 Keurig Dr Pepper, Inc 34,698,363
741,157 Kraft Heinz Co 20,352,171
126,597 Lamb Weston Holdings, Inc 7,224,891
22,813 Lancaster Colony Corp 4,055,239
25,397 (b) Limoneira Co 372,828
234,444 McCormick & Co, Inc 16,558,780
12,426 MGP Ingredients, Inc 351,407
27,002 (a) Mission Produce, Inc 333,205
121,758 Molson Coors Brewing Co (Class B) 5,932,050
1,140,447 Mondelez International, Inc 73,775,516
622,473 (a) Monster Beverage Corp 36,570,289
21,109 (a) National Beverage Corp 967,214
1,200,646 PepsiCo, Inc 165,593,096
1,371,000 Philip Morris International, Inc 224,912,550
41,744 Pilgrim's Pride Corp 1,978,248
43,090 (a) Post Holdings, Inc 4,559,353
183,259 Primo Brands Corp 5,059,781
234 Seaboard Corp 741,120
4,078 (a) Seneca Foods Corp 427,089
74,009 (a) Simply Good Foods Co 2,254,314
75,640 (a) SunOpta, Inc 440,981
45,643 (a) TreeHouse Foods, Inc 877,258
10,372 Turning Point Brands, Inc 860,254
251,699 Tyson Foods, Inc (Class A) 13,163,858
34,549 Universal Corp 1,881,884
42,921 Utz Brands, Inc 559,261
27,741 (a) Vita Coco Co, Inc 978,148
27,103 (a) Vital Farms, Inc 1,008,232
34,783 (a),(b) Westrock Coffee Co 231,307
57,647 (b) WK Kellogg Co 1,328,763
TOTAL FOOD, BEVERAGE & TOBACCO 1,140,284,822
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
1,521,798 Abbott Laboratories 192,035,690
84,411 (a) Acadia Healthcare Co, Inc 1,837,627
100,756 (a) Accuray, Inc 131,990
55,713 (a) AdaptHealth Corp 499,746
23,591 (a) Addus HomeCare Corp 2,519,047
237,651 (a) agilon health, Inc 425,395
13,730 (a),(b) AirSculpt Technologies, Inc 90,755
63,016 (a) Align Technology, Inc 8,129,694
92,177 (a) Alignment Healthcare, Inc 1,270,199
80,196 (a) Alphatec Holdings, Inc 848,474

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
19,898 (a) Amedisys, Inc $ 1,961,943
155,306 AmerisourceBergen Corp 44,429,940
34,740 (a) AMN Healthcare Services, Inc 637,132
26,981 (a) Angiodynamics, Inc 239,052
31,254 (a) Apollo Medical Holdings, Inc 745,720
32,847 (a) AtriCure, Inc 1,152,930
35,972 (a) Avanos Medical, Inc 401,807
88,380 (a) Aveanna Healthcare Holdings, Inc 350,869
27,811 (a) Axogen, Inc 364,046
460,866 Baxter International, Inc 10,028,444
249,931 Becton Dickinson & Co 44,550,201
82,005 (a),(b) Bioventus, Inc 534,673
1,299,637 (a) Boston Scientific Corp 136,357,914
84,830 (a) BrightSpring Health Services, Inc 1,751,739
182,415 (a) Brookdale Senior Living, Inc 1,413,716
177,702 (a) Butterfly Network, Inc 303,870
214,152 Cardinal Health, Inc 33,240,673
15,535 (a) Castle Biosciences, Inc 235,355
373,108 (a) Centene Corp 9,726,926
18,098 (a) Ceribell, Inc 260,611
101,278 (a) Certara, Inc 996,576
124,755 (a) Cerus Corp 159,686
13,534 Chemed Corp 5,580,068
234,853 Cigna Group 62,794,995
36,983 (a) Claritev Corp 1,474,512
28,049 (a) ClearPoint Neuro, Inc 291,710
325,687 (a),(b) Clover Health Investments Corp 941,235
68,331 Concentra Group Holdings Parent, Inc 1,364,570
22,557 Conmed Corp 1,153,791
177,481 (a) Cooper Cos, Inc 12,546,132
22,341 (a) Corvel Corp 1,979,413
36,466 (a) Cross Country Healthcare, Inc 490,468
28,142 (a) CryoLife, Inc 869,869
26,756 (a),(b) CVRx, Inc 212,978
1,099,433 CVS Health Corp 68,274,789
36,107 (a) DaVita, Inc 5,068,340
19,366 (a) Definitive Healthcare Corp 75,527
26,868 (a) Delcath Systems, Inc 288,831
193,911 Dentsply Sirona, Inc 2,774,866
335,844 (a) DexCom, Inc 27,126,120
62,348 (a) DocGo, Inc 84,793
106,732 (a) Doximity, Inc 6,270,505
508,807 (a) Edwards Lifesciences Corp 40,353,483
198,076 Elevance Health, Inc 56,071,354
55,794 Embecta Corp 566,867
89,300 Encompass Health Corp 9,832,823
36,675 (a) Enhabit, Inc 246,456
34,689 (a) Enovis Corp 929,665
45,165 Ensign Group, Inc 6,774,750
136,895 (a) Envista Holdings Corp 2,585,947
92,363 (a) Evolent Health, Inc 928,248
15,836 (a) Fulgent Genetics, Inc 272,062
397,024 GE HealthCare Technologies, Inc 28,315,752
16,143 (a) GeneDx Holdings Corp 1,645,779
43,328 (a) Glaukos Corp 3,730,108
93,228 (a) Globus Medical, Inc 4,906,590
100,347 (a) Guardant Health, Inc 4,112,220
41,751 (a) Haemonetics Corp 3,091,244
154,523 HCA, Inc 54,699,597
38,567 (a) Health Catalyst, Inc 140,770
76,826 (a) HealthEquity, Inc 7,452,122
19,996 HealthStream, Inc 523,095

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
104,474 (a) Henry Schein, Inc $ 7,067,666
170,770 (a) Hims & Hers Health, Inc 11,301,559
185,842 (a) Hologic, Inc 12,417,962
103,451 Humana, Inc 25,849,301
21,074 (a) ICU Medical, Inc 2,706,112
70,635 (a) IDEXX Laboratories, Inc 37,740,987
20,735 (a) Innovage Holding Corp 68,840
13,893 (a) Inogen, Inc 87,665
26,630 (a) Inspire Medical Systems, Inc 3,316,500
60,937 (a) Insulet Corp 17,574,231
29,128 (a) Integer Holdings Corp 3,160,679
68,255 (a) Integra LifeSciences Holdings Corp 896,871
313,171 (a) Intuitive Surgical, Inc 150,663,436
12,831 iRadimed Corp 748,561
24,799 (a) iRhythm Technologies, Inc 3,476,324
10,108 (a) Joint Corp 111,592
69,669 Labcorp Holdings, Inc 18,119,514
60,306 (a) Lantheus Holdings, Inc 4,293,184
16,045 LeMaitre Vascular, Inc 1,303,496
46,950 (a) LifeMD, Inc 488,749
98,206 (a) LifeStance Health Group, Inc 390,860
48,529 (a) LivaNova plc 2,047,439
39,596 (a) Masimo Corp 6,089,469
110,716 McKesson Corp 76,785,975
1,110,083 Medtronic plc 100,173,890
53,778 (a) Merit Medical Systems, Inc 4,563,601
47,972 (a) Molina Healthcare, Inc 7,573,340
32,656 (a) Nano-X Imaging Ltd 153,810
9,670 National Healthcare Corp 928,610
13,196 National Research Corp 164,950
180,245 (a) Neogen Corp 838,139
100,310 (a) NeoGenomics, Inc 485,500
91,637 (a) Novocure Ltd 1,060,240
3,159 (a),(b) Nutex Health, Inc 267,915
36,495 (a) Omnicell, Inc 1,131,710
299,751 (a) Opko Health, Inc 383,681
12,320 (a) OptimizeRx Corp 155,478
150,265 (a) Option Care Health, Inc 4,410,278
54,102 (a) OraSure Technologies, Inc 172,044
24,415 (a) Orthofix Medical, Inc 269,542
10,294 (a) OrthoPediatrics Corp 213,292
16,335 (a) Outset Medical, Inc 262,340
85,566 (a) Owens & Minor, Inc 592,972
36,067 (a) PACS Group, Inc 398,901
61,546 (a) Pediatrix Medical Group, Inc 753,938
31,176 (a) Pennant Group, Inc 691,172
35,603 (a) Penumbra, Inc 8,981,569
34,961 (a) Phreesia, Inc 942,549
107,930 Premier, Inc 2,318,336
113,231 (a) Privia Health Group, Inc 2,210,269
55,062 (a) PROCEPT BioRobotics Corp 2,671,058
57,755 (a) Progyny, Inc 1,357,820
18,481 (a) Pulmonx Corp 34,005
21,810 (a),(b) Pulse Biosciences, Inc 327,586
96,211 Quest Diagnostics, Inc 16,106,684
46,743 (a) QuidelOrtho Corp 1,076,024
65,204 (a) RadNet, Inc 3,568,615
126,459 Resmed, Inc 34,389,260
24,262 (a) RxSight, Inc 188,758
46,518 (a) Schrodinger, Inc 945,711
84,676 Select Medical Holdings Corp 1,252,358
15,510 (a),(b) Semler Scientific, Inc 556,034

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
23,620 (a) SI-BONE, Inc $ 402,249
17,254 (b) Simulations Plus, Inc 224,647
121,718 (a) Solventum Corp 8,685,796
48,121 (a) STAAR Surgical Co 862,088
90,381 STERIS plc 20,470,393
301,060 Stryker Corp 118,235,294
61,036 (a) Surgery Partners, Inc 1,339,740
12,089 (a) SurModics, Inc 433,995
16,050 (a) Tactile Systems Technology, Inc 160,179
106,289 (a) Talkspace, Inc 258,282
50,673 (a) Tandem Diabetes Care, Inc 789,485
124,576 (a) Teladoc Health, Inc 898,193
40,335 Teleflex, Inc 4,820,033
82,705 (a) Tenet Healthcare Corp 13,338,662
28,749 (a) TransMedics Group, Inc 3,420,269
39,187 (a) Treace Medical Concepts, Inc 210,434
7,098 (a) UFP Technologies, Inc 1,606,916
799,585 UnitedHealth Group, Inc 199,544,433
50,337 Universal Health Services, Inc (Class B) 8,378,594
10,256 US Physical Therapy, Inc 750,226
1,493 Utah Medical Products, Inc 83,011
27,524 (a) Varex Imaging Corp 200,375
129,180 (a) Veeva Systems, Inc 36,712,956
43,337 (a) Viemed Healthcare, Inc 263,922
72,307 (a) Waystar Holding Corp 2,673,913
173,242 Zimmer Biomet Holdings, Inc 15,877,629
33,278 (a) Zimvie, Inc 625,294
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,955,020,843
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
103,971 (a) BellRing Brands, Inc 5,674,737
8,367 (a) Central Garden & Pet Co 326,480
40,499 (a) Central Garden and Pet Co (Class A) 1,438,525
218,884 Church & Dwight Co, Inc 20,524,753
107,987 Clorox Co 13,558,848
709,871 Colgate-Palmolive Co 59,522,683
361,993 (a) Coty, Inc 1,755,666
41,696 Edgewell Personal Care Co 1,051,990
47,155 (a) elf Beauty, Inc 5,714,714
7,196 Energizer Holdings, Inc 162,054
203,943 Estee Lauder Cos (Class A) 19,036,040
79,731 (a) Herbalife Ltd 733,525
128,987 (a) Honest Co, Inc 594,630
13,468 Inter Parfums, Inc 1,624,241
1,661,441 Kenvue, Inc 35,621,295
280,806 Kimberly-Clark Corp 34,994,044
8,543 (a) Medifast, Inc 117,637
9,397 (a) Nature's Sunshine Products, Inc 131,652
89,497 Nu Skin Enterprises, Inc (Class A) 749,985
22,666 Oil-Dri Corp of America 1,278,362
96,295 (a),(b) Olaplex Holdings, Inc 133,850
2,052,270 Procter & Gamble Co 308,805,067
68,223 Reynolds Consumer Products, Inc 1,534,335
32,523 Spectrum Brands Holdings, Inc 1,740,306
9,434 (a) USANA Health Sciences, Inc 277,265
10,397 WD-40 Co 2,229,117
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 519,331,801
INSURANCE - 2.0%
432,335 Aflac, Inc 42,956,806
229,809 Allstate Corp 46,708,679
53,101 (a) AMBAC Financial Group, Inc 446,048
66,457 American Financial Group, Inc 8,300,479
514,882 American International Group, Inc 39,970,290

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
14,885 Amerisafe, Inc $ 666,550
177,299 Aon plc 63,067,027
312,147 Arch Capital Group Ltd 26,863,371
43,360 Assurant, Inc 8,121,328
36,927 Assured Guaranty Ltd 3,123,286
67,191 Axis Capital Holdings Ltd 6,305,203
54,726 (a) Brighthouse Financial, Inc 2,618,639
240,466 Brown & Brown, Inc 21,971,378
68,812 (a),(b) BRP Group, Inc 2,535,034
323,111 Chubb Ltd 85,960,450
129,513 Cincinnati Financial Corp 19,104,463
24,499 CNA Financial Corp 1,086,041
96,172 CNO Financial Group, Inc 3,542,977
545 Crawford & Co 5,216
20,967 Employers Holdings, Inc 865,518
38,174 Everest Re Group Ltd 12,818,829
15,656 F&G Annuities & Life, Inc 499,583
46,770 Fidelis Insurance Holdings Ltd 706,695
231,983 Fidelity National Financial, Inc 13,090,801
98,517 First American Financial Corp 5,915,946
218,219 Gallagher (Arthur J.) & Co 62,683,408
303,055 (a) Genworth Financial, Inc (Class A) 2,382,012
76,015 Globe Life, Inc 10,677,827
25,818 Goosehead Insurance, Inc 2,347,114
24,981 (a) Greenlight Capital Re Ltd (Class A) 324,753
51,239 (a) Hamilton Insurance Group Ltd 1,101,126
29,706 Hanover Insurance Group, Inc 5,098,441
260,618 Hartford Financial Services Group, Inc 32,418,273
4,312 HCI Group, Inc 603,853
28,374 (a) Heritage Insurance Holdings, Inc 598,408
17,082 (a) Hippo Holdings, Inc 441,399
57,597 Horace Mann Educators Corp 2,449,600
738 Investors Title Co 155,880
36,673 James River Group Holdings Ltd 209,036
68,646 Kemper Corp 4,227,907
18,754 Kinsale Capital Group, Inc 8,264,700
44,494 (a),(b) Lemonade, Inc 1,676,534
117,561 Lincoln National Corp 4,480,250
138,684 Loews Corp 12,556,449
10,965 (a) Markel Corp 22,020,900
424,779 Marsh & McLennan Cos, Inc 84,615,977
53,327 (a) MBIA, Inc 284,233
21,627 Mercury General Corp 1,497,670
490,679 Metlife, Inc 37,267,070
5,548 (a) NI Holdings, Inc 70,682
205,791 Old Republic International Corp 7,443,460
164,876 (a),(b) Oscar Health, Inc 2,316,508
27,341 (a) Palomar Holdings, Inc 3,622,409
29,473 Primerica, Inc 7,828,913
202,011 Principal Financial Group 15,722,516
42,244 (a) ProAssurance Corp 1,003,717
516,843 Progressive Corp 125,096,680
305,829 Prudential Financial, Inc 31,677,768
57,218 Reinsurance Group of America, Inc (Class A) 11,011,604
44,201 RenaissanceRe Holdings Ltd 10,773,552
79,104 RLI Corp 5,220,073
7,371 (a) Root, Inc 892,112
90,067 Ryan Specialty Holdings, Inc 5,511,200
12,520 Safety Insurance Group, Inc 880,782
56,689 Selective Insurance Group, Inc 4,420,041
111,945 (a) Selectquote, Inc 197,023
86,670 (a) SiriusPoint Ltd 1,699,599

SHARES DESCRIPTION VALUE
INSURANCE (continued)
47,055 (a) Skyward Specialty Insurance Group, Inc $ 2,380,042
19,531 Stewart Information Services Corp 1,268,148
13,676 Tiptree, Inc 284,187
198,364 Travelers Cos, Inc 51,622,247
36,812 (a) Trupanion, Inc 1,745,257
12,454 United Fire Group, Inc 330,654
30,345 United Insurance Holdings Corp 315,891
21,860 Universal Insurance Holdings, Inc 516,770
150,445 Unum Group 10,803,455
260,343 W.R. Berkley Corp 17,914,202
2,176 White Mountains Insurance Group Ltd 3,890,253
89,567 Willis Towers Watson plc 28,286,154
TOTAL INSURANCE 1,070,379,356
MATERIALS - 2.2%
20,558 AdvanSix, Inc 413,627
195,688 Air Products & Chemicals, Inc 56,334,661
101,519 (b) Albemarle Corp 6,888,064
215,932 Alcoa Corp 6,471,482
9,873 (a) Alpha Metallurgical Resources, Inc 1,165,705
1,930,580 Amcor plc 18,050,923
21,560 (a) American Vanguard Corp 83,222
429,044 AngloGold Ashanti PLC 19,843,285
58,735 Aptargroup, Inc 9,229,618
126,036 Ardagh Metal Packaging S.A. 499,103
42,481 Ashland, Inc 2,190,320
62,712 (a) ASP Isotopes, Inc 568,798
46,496 (a) Aspen Aerogels, Inc 356,159
69,345 Avery Dennison Corp 11,634,011
70,844 Avient Corp 2,236,545
172,888 (a) Axalta Coating Systems Ltd 4,896,188
32,189 Balchem Corp 4,907,857
251,574 Ball Corp 14,405,127
47,966 Cabot Corp 3,462,186
29,630 Caledonia Mining Corp plc 583,415
42,020 Carpenter Technology Corp 10,479,368
89,864 Celanese Corp (Series A) 4,693,597
44,567 (a) Century Aluminum Co 943,929
150,089 CF Industries Holdings, Inc 13,932,762
147,927 Chemours Co 1,772,165
12,528 (a) Clearwater Paper Corp 282,632
432,505 (a) Cleveland-Cliffs, Inc 4,549,953
590,446 (a) Coeur Mining, Inc 5,130,976
92,973 Commercial Metals Co 4,821,580
26,808 (a) Compass Minerals International, Inc 534,283
125,008 (a) Constellium SE 1,713,860
606,950 Corteva, Inc 43,779,304
583,342 CRH plc 55,679,994
95,240 Crown Holdings, Inc 9,463,046
132,891 (a) Dakota Gold Corp 478,408
619,413 Dow, Inc 14,426,129
370,305 DuPont de Nemours, Inc 26,624,930
30,583 Eagle Materials, Inc 6,859,461
100,895 Eastman Chemical Co 7,325,986
221,179 Ecolab, Inc 57,895,815
155,720 (a) Ecovyst, Inc 1,340,749
181,420 Element Solutions, Inc 4,281,512
109,761 FMC Corp 4,285,069
1,258,522 Freeport-McMoRan, Inc (Class B) 50,642,925
278,912 Graphic Packaging Holding Co 6,236,472
20,180 Greif, Inc (Class A) 1,280,017
5,616 Greif, Inc (Class B) 368,690
46,815 H.B. Fuller Co 2,631,003

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
14,458 Hawkins, Inc $ 2,360,702
557,591 Hecla Mining Co 3,200,572
158,395 Huntsman Corp 1,536,432
29,963 (a) Ingevity Corp 1,252,154
19,888 Innospec, Inc 1,589,051
215,328 International Flavors & Fragrances, Inc 15,294,748
464,951 International Paper Co 21,731,810
7,140 (a) Intrepid Potash, Inc 237,619
37,532 (a) Ivanhoe Electric, Inc 358,806
136,775 (a) James Hardie Industries plc 3,547,943
11,630 Kaiser Aluminum Corp 899,115
49,319 (a) Knife River Corp 4,067,831
14,468 Koppers Holdings, Inc 475,418
29,170 Kronos Worldwide, Inc 156,060
409,413 (a) Linde plc 188,436,427
53,366 Louisiana-Pacific Corp 4,824,820
91,950 (a) LSB Industries, Inc 710,774
205,096 LyondellBasell Industries NV 11,881,211
54,384 Martin Marietta Materials, Inc 31,264,274
17,661 Materion Corp 1,859,703
35,506 (a) Metals Acquisition Ltd 427,137
28,271 Minerals Technologies, Inc 1,643,959
284,815 Mosaic Co 10,256,188
100,937 (a) MP Materials Corp 6,207,626
25,893 Myers Industries, Inc 379,332
5,939 NewMarket Corp 4,080,093
983,363 Newmont Goldcorp Corp 61,066,842
175,621 (a) Novagold Resources, Inc 911,473
202,448 Nucor Corp 28,964,235
123,701 (a) O-I Glass, Inc 1,609,350
111,865 Olin Corp 2,118,723
12,612 Olympic Steel, Inc 392,233
41,831 Orion S.A. 405,761
77,529 Packaging Corp of America 15,021,244
94,769 (a) Perimeter Solutions, Inc 1,528,624
36,829 (a) Perpetua Resources Corp 556,118
44,120 (a),(b) Piedmont Lithium, Inc 322,076
199,043 PPG Industries, Inc 20,999,037
98,667 (a),(b) PureCycle Technologies, Inc 1,323,124
10,040 Quaker Chemical Corp 1,148,777
18,601 (b) Ramaco Resources, Inc 378,530
26,216 (a) Ranpak Holdings Corp 95,688
45,189 (a) Rayonier Advanced Materials, Inc 173,526
47,811 Reliance Steel & Aluminum Co 13,871,405
61,400 Royal Gold, Inc 9,297,188
112,869 RPM International, Inc 13,251,949
19,086 Ryerson Holding Corp 393,172
43,911 Schweitzer-Mauduit International, Inc 290,691
33,395 Scotts Miracle-Gro Co (Class A) 2,092,531
97,268 Sealed Air Corp 2,847,034
45,956 Sensient Technologies Corp 5,160,399
205,123 Sherwin-Williams Co 67,871,098
84,315 Silgan Holdings, Inc 3,923,177
452,029 Smurfit WestRock plc 20,061,047
88,779 Sonoco Products Co 4,001,270
74,955 Southern Copper Corp 7,057,763
135,267 (a) SSR Mining, Inc 1,616,441
128,145 Steel Dynamics, Inc 16,346,176
25,522 Stepan Co 1,295,752
62,507 SunCoke Energy, Inc 461,927
27,538 Sylvamo Corp 1,268,676
33,322 (a) TimkenSteel Corp 526,488

SHARES DESCRIPTION VALUE
MATERIALS (continued)
19,788 (a) Tredegar Corp $ 172,353
32,674 Trimas Corp 1,167,442
222,461 Tronox Holdings plc 709,651
4,035 United States Lime & Minerals, Inc 401,805
55,079 (a),(b) US Antimony Corp 168,542
6,593 Valhi, Inc 103,510
114,336 Vulcan Materials Co 31,404,669
50,615 Warrior Met Coal, Inc 2,600,599
24,539 Westlake Chemical Corp 1,945,943
25,062 Worthington Steel, Inc 764,892
TOTAL MATERIALS 1,173,443,667
MEDIA & ENTERTAINMENT - 8.4%
80,989 (a),(b) Advantage Solutions, Inc 110,955
4,142,399 Alphabet, Inc 798,903,071
5,087,285 Alphabet, Inc (Class A) 976,249,991
193,081 (a) Altice USA, Inc 502,011
349,438 (a) AMC Entertainment Holdings, Inc 1,013,370
23,685 (a) AMC Networks, Inc 141,873
30,219 (a) Angi, Inc 490,152
6,134 (a),(b) Atlanta Braves Holdings, Inc 288,911
36,516 (a) Atlanta Braves Holdings, Inc 1,627,153
12,671 (a) Boston Omaha Corp 170,425
116,459 (a) Bumble, Inc 906,051
5,794 Cable One, Inc 741,516
72,900 (a) Cargurus, Inc 2,392,578
50,674 (a) Cars.com, Inc 652,174
79,828 (a) Charter Communications, Inc 21,502,470
82,557 Cinemark Holdings, Inc 2,218,307
3,229,620 Comcast Corp (Class A) 107,320,273
455 (a) Daily Journal Corp 181,809
129,394 (a) DoubleVerify Holdings, Inc 1,982,316
122,900 (a) EchoStar Corp (Class A) 4,005,311
229,362 Electronic Arts, Inc 34,975,411
40,007 Entravision Communications Corp (Class A) 88,415
54,751 (a) Eventbrite, Inc 133,592
14,208 (a) EverQuote, Inc 349,375
198,256 Fox Corp (Class A) 11,054,755
116,246 Fox Corp (Class B) 5,944,820
245,139 (a) fuboTV, Inc 975,653
99,963 (a) Gannett Co, Inc 380,859
72,633 Gray Television, Inc 327,575
13,682 (a) Grindr, Inc 239,161
57,550 (a) IAC, Inc 2,261,715
21,682 (a),(b) Ibotta, Inc 788,141
37,647 (a) IMAX Corp 970,916
25,095 (a) Integral Ad Science Holding Corp 205,779
340,395 Interpublic Group of Cos, Inc 8,373,717
20,762 John Wiley & Sons, Inc (Class A) 801,413
100,537 (a) Liberty Broadband Corp 6,164,929
18,787 (a) Liberty Broadband Corp (Class A) 1,148,449
18,107 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,631,803
188,328 (a) Liberty Media Corp-Liberty Formula One (Class C) 18,898,715
20,078 (a) Liberty Media Corp-Liberty Live (Class A) 1,642,380
42,962 (a) Liberty Media Corp-Liberty Live (Class C) 3,618,689
164,005 (a) Lionsgate Studios Corp 970,910
138,338 (a) Live Nation, Inc 20,432,523
35,049 (a) Madison Square Garden Entertainment Corp 1,324,502
18,866 (a) Madison Square Garden Sports Corp 3,812,819
113,812 (a) Magnite, Inc 2,618,814
24,627 Marcus Corp 403,144
224,382 Match Group, Inc 7,689,571
12,782 (a) MediaAlpha, Inc 128,076

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
1,910,855 Meta Platforms, Inc $ 1,477,931,691
370,967 (a) Netflix, Inc 430,099,140
153,857 New York Times Co (Class A) 7,983,640
345,909 News Corp (Class A) 10,142,052
95,168 News Corp (Class B) 3,180,515
26,811 Nexstar Media Group, Inc 5,016,606
129,946 (a) Nextdoor Holdings, Inc 227,406
172,073 Omnicom Group, Inc 12,397,860
484,703 Paramount Global (Class B) 6,092,717
530,157 (a) Pinterest, Inc 20,464,060
61,226 (a) Playstudios, Inc 70,410
37,469 Playtika Holding Corp 166,924
32,246 (a) PubMatic, Inc 387,274
41,070 (a) QuinStreet, Inc 673,959
101,483 (a) Reddit, Inc 16,297,155
491,220 (a) ROBLOX Corp 67,685,204
112,502 (a) Roku, Inc 10,593,188
61,450 (a),(b) Rumble, Inc 518,638
22,422 Scholastic Corp 553,151
17,136 Shutterstock, Inc 328,326
37,146 Sinclair, Inc 537,131
169,357 Sirius XM Holdings, Inc 3,576,820
19,376 (a),(b) Sphere Entertainment Co 834,137
134,287 (a) Spotify Technology S.A. 84,136,177
46,094 (a) Stagwell, Inc 264,119
10,933 (a),(b) Starz Entertainment Corp 159,075
156,129 (a) Take-Two Interactive Software, Inc 34,774,612
19,150 (a) TechTarget, Inc 138,646
120,593 TEGNA, Inc 2,013,903
19,655 (a) Thryv Holdings, Inc 258,660
62,911 TKO Group Holdings, Inc 10,569,677
117,635 (a) TripAdvisor, Inc 2,057,436
85,679 (a) TrueCar, Inc 156,793
83,114 (a) Trump Media & Technology Group Corp 1,461,975
106,282 (a) Vimeo, Inc 402,809
1,579,848 Walt Disney Co 188,175,695
1,985,592 (a) Warner Bros Discovery, Inc 26,150,247
39,638 (a) WideOpenWest, Inc 133,580
56,188 (a) Yelp, Inc 1,934,553
39,402 (a) Ziff Davis, Inc 1,226,190
61,686 (a) ZipRecruiter, Inc 259,081
267,681 (a) ZoomInfo Technologies, Inc 2,898,985
TOTAL MEDIA & ENTERTAINMENT 4,492,687,555
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
83,340 (a) 10X Genomics, Inc 1,120,923
30,824 (a) 4D Molecular Therapeutics, Inc 138,708
105,282 (a) 89bio, Inc 1,000,179
1,548,765 AbbVie, Inc 292,747,560
169,725 (a),(b) Absci Corp 480,322
88,298 (a) Acadia Pharmaceuticals, Inc 2,104,141
118,561 (a) Adaptive Biotechnologies Corp 1,214,065
216,439 (a) ADMA Biologics, Inc 4,047,409
253,049 Agilent Technologies, Inc 29,052,556
42,139 (a) Agios Pharmaceuticals, Inc 1,568,414
209,697 (a) Akebia Therapeutics, Inc 772,733
65,113 (a) Akero Therapeutics, Inc 3,180,770
40,430 (a) Aldeyra Therapeutics, Inc 201,746
42,029 (a) Alector, Inc 62,623
130,128 (a) Alkermes plc 3,447,091
49,804 (a),(b) Allogene Therapeutics, Inc 61,259
110,708 (a) Alnylam Pharmaceuticals, Inc 43,424,106
98,040 (a) Altimmune, Inc 361,768

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
29,291 (a),(b) Alumis, Inc $ 121,265
467,540 Amgen, Inc 137,971,054
265,666 (a) Amicus Therapeutics, Inc 1,591,339
177,766 (a) Amneal Pharmaceuticals, Inc 1,390,130
28,740 (a) Amphastar Pharmaceuticals, Inc 602,103
64,499 (a) Amylyx Pharmaceuticals, Inc 517,927
15,332 (a) AnaptysBio, Inc 376,401
45,302 (a),(b) Anavex Life Sciences Corp 511,913
16,713 (a) ANI Pharmaceuticals, Inc 1,058,769
10,900 (a) Anika Therapeutics, Inc 89,979
117,303 (a) Annexon, Inc 281,527
89,116 (a) Apellis Pharmaceuticals, Inc 1,990,851
37,983 (a) Apogee Therapeutics, Inc 1,453,230
100,801 (a),(b) Aquestive Therapeutics, Inc 387,076
62,957 (a) Arbutus Biopharma Corp 206,499
35,592 (a) Arcellx, Inc 2,540,913
18,624 (a) Arcturus Therapeutics Holdings, Inc 227,399
33,215 (a) Arcus Biosciences, Inc 303,253
104,348 (a) Arcutis Biotherapeutics, Inc 1,521,394
185,422 (a) Ardelyx, Inc 786,189
15,433 (a) ArriVent Biopharma, Inc 301,098
112,071 (a) Arrowhead Pharmaceuticals, Inc 1,770,722
63,898 (a),(b) ARS Pharmaceuticals, Inc 1,129,717
53,603 (a) Arvinas, Inc 398,806
40,817 (a) Astria Therapeutics, Inc 282,454
146,157 (a) Atea Pharmaceuticals, Inc 532,011
78,055 (a),(b) aTyr Pharma, Inc 368,420
21,983 (a) Aura Biosciences, Inc 151,463
103,661 (a) Aurinia Pharmaceuticals, Inc 958,346
74,237 (a) Avadel Pharmaceuticals plc 780,231
568,078 (a) Avantor, Inc 7,634,968
108,675 (a) Avidity Biosciences, Inc 3,989,459
24,845 (a) Avita Medical, Inc 131,678
34,184 (a) Axsome Therapeutics, Inc 3,465,574
101,726 (a),(b) Beam Therapeutics, Inc 2,005,019
132,467 (a) BioCryst Pharmaceuticals, Inc 1,078,281
126,168 (a) Biogen, Inc 16,149,504
61,978 (a) Biohaven Ltd 935,868
17,772 (a) BioLife Solutions, Inc 377,833
167,763 (a) BioMarin Pharmaceutical, Inc 9,705,090
18,401 (a) Bio-Rad Laboratories, Inc (Class A) 4,452,122
129,981 Bio-Techne Corp 7,113,860
130,125 (a) Bridgebio Pharma, Inc 6,151,009
1,783,415 Bristol-Myers Squibb Co 77,239,704
56,174 (a) Brooks Automation, Inc 1,836,890
88,086 Bruker BioSciences Corp 3,385,145
39,266 (a),(b) Candel Therapeutics, Inc 253,069
35,424 (a),(b) Capricor Therapeutics, Inc 289,768
36,257 (a) CareDx, Inc 445,417
17,292 (a) Cargo Therapeutics, Inc 77,295
135,472 (a) Catalyst Pharmaceuticals, Inc 2,889,618
18,197 (a),(b) Celcuity, Inc 712,685
50,208 (a) Celldex Therapeutics, Inc 1,103,572
60,381 (a) CG oncology, Inc 1,611,569
42,197 (a) Charles River Laboratories International, Inc 7,158,299
62,303 (a),(d) Chinook Therapeutics, Inc 623
43,543 (a) ChromaDex Corp 407,127
8,551 (a),(b) Cidara Therapeutics, Inc 541,364
179,971 (a) Codexis, Inc 482,322
87,080 (a) Cogent Biosciences, Inc 994,454
27,222 (a) Collegium Pharmaceutical, Inc 812,849
119,048 (a),(b) Compass Therapeutics, Inc 353,573

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
78,893 (a) Corcept Therapeutics, Inc $ 5,299,243
72,860 (a) CorMedix, Inc 850,276
73,540 (a) Crinetics Pharmaceuticals, Inc 2,102,509
66,059 (a),(b) CRISPR Therapeutics AG. 3,716,479
29,602 (a) CryoPort, Inc 216,983
110,231 (a) Cullinan Oncology, Inc 856,495
93,386 (a) Cytek Biosciences, Inc 336,190
92,031 (a) Cytokinetics, Inc 3,464,047
562,811 Danaher Corp 110,963,817
53,454 (a) Day One Biopharmaceuticals, Inc 358,676
101,941 (a) Denali Therapeutics, Inc 1,409,844
90,410 (a) Design Therapeutics, Inc 349,887
15,369 (a) Disc Medicine, Inc 918,451
103,603 (a) Dynavax Technologies Corp 1,137,561
70,121 (a) Dyne Therapeutics, Inc 690,692
75,000 (a) Edgewise Therapeutics, Inc 1,069,500
76,006 (a),(b) Editas Medicine, Inc 190,775
406,143 (a) Elanco Animal Health, Inc 5,556,036
701,186 Eli Lilly & Co 518,926,723
221,566 (a) Emergent Biosolutions, Inc 1,302,808
16,480 (a) Enanta Pharmaceuticals, Inc 124,918
19,880 (a),(b) Enliven Therapeutics, Inc 373,943
20,959 (a) Entrada Therapeutics, Inc 123,239
194,484 (a) Erasca, Inc 275,195
165,874 (a),(b) Esperion Thereapeutics, Inc 235,541
25,257 (a),(b) Eton Pharmaceuticals, Inc 357,639
21,778 (a) Evolus, Inc 194,260
155,554 (a) Exact Sciences Corp 7,303,260
244,000 (a) Exelixis, Inc 8,837,680
23,505 (a) EyePoint Pharmaceuticals, Inc 230,819
127,905 (a) Fate Therapeutics, Inc 140,695
232,051 (a),(b) Fluidigm Corp 308,628
14,252 (a) Foghorn Therapeutics, Inc 74,823
75,830 (a) Fortrea Holdings, Inc 435,264
56,383 (a) Fulcrum Therapeutics, Inc 379,458
726,282 (a) Geron Corp 835,224
1,082,330 Gilead Sciences, Inc 121,534,836
22,781 (a),(b) GRAIL, Inc 779,338
104,921 (a) Halozyme Therapeutics, Inc 6,292,112
22,623 (a) Harmony Biosciences Holdings, Inc 795,877
21,426 (a) Harrow Health, Inc 680,490
135,329 (a),(b) Heron Therapeutics, Inc 234,119
79,316 (a),(b) Humacyte, Inc 190,358
100,482 (a) Ideaya Biosciences, Inc 2,446,737
136,690 (a) Illumina, Inc 14,039,430
114,982 (a) ImmunityBio, Inc 282,856
43,493 (a) Immunome, Inc 457,546
37,763 (a),(b) Immunovant, Inc 607,229
145,350 (a) Incyte Corp 10,885,261
95,370 (a) Indivior plc 1,926,474
5,064 (a) Inhibrx Biosciences, Inc 111,003
20,258 (a),(d) Inhibrx, Inc 13,117
49,340 (a) Innoviva, Inc 896,508
149,798 (a) Insmed, Inc 16,070,329
86,438 (a),(b) Intellia Therapeutics, Inc 1,006,138
127,693 (a) Ionis Pharmaceuticals, Inc 5,488,245
387,960 (a),(b) Iovance Biotherapeutics, Inc 997,057
156,420 (a) IQVIA Holdings, Inc 29,072,221
14,777 (a) iTeos Therapeutics, Inc 149,839
676 Jade Biosciences, Inc 4,860
40,917 (a) Janux Therapeutics, Inc 982,622
53,458 (a) Jazz Pharmaceuticals plc 6,127,891

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,108,773 Johnson & Johnson $ 347,399,264
16,585 (a) KalVista Pharmaceuticals, Inc 226,054
31,056 (a) Keros Therapeutics, Inc 444,722
75,293 (a) Kodiak Sciences, Inc 495,051
19,582 (a) Krystal Biotech, Inc 3,013,082
46,117 (a) Kura Oncology, Inc 279,008
35,001 (a) Kymera Therapeutics, Inc 1,531,294
36,605 (a) Larimar Therapeutics, Inc 126,653
16,587 (a),(b) LENZ Therapeutics, Inc 493,795
10,998 (a) Ligand Pharmaceuticals, Inc (Class B) 1,447,117
61,737 (a),(b) Liquidia Corp 1,153,865
15,319 (a) Madrigal Pharmaceuticals, Inc 4,634,151
20,258 (a),(b) Magenta Therapeutics, Inc 418,733
180,755 (a) MannKind Corp 683,254
84,535 (a),(b) Maravai LifeSciences Holdings, Inc 197,812
68,933 (a) MaxCyte, Inc 142,002
21,610 (a) Medpace Holdings, Inc 9,231,792
76,280 (a),(b) MeiraGTx Holdings plc 583,542
2,210,932 Merck & Co, Inc 172,718,008
3,546 Mesa Laboratories, Inc 271,198
11,323 (a),(b) Metsera, Inc 373,546
18,570 (a) Mettler-Toledo International, Inc 22,909,438
81,129 (a) MiMedx Group, Inc 583,317
62,350 (a),(b) Mind Medicine MindMed, Inc 566,761
20,639 (a) Mineralys Therapeutics, Inc 292,042
29,905 (a) Mirum Pharmaceuticals, Inc 1,545,490
301,624 (a) Moderna, Inc 8,916,005
31,239 (a),(b) Monte Rosa Therapeutics, Inc 154,633
63,827 (a) Myriad Genetics, Inc 245,096
111,274 (a) Natera, Inc 14,872,883
88,183 (a) Neurocrine Biosciences, Inc 11,307,706
8,702 (a),(b) Neurogene, Inc 189,443
34,251 (a),(b) Nkarta, Inc 74,325
116,572 (a),(b) Novavax, Inc 775,204
49,240 (a) Nurix Therapeutics, Inc 554,442
31,112 (a) Nuvalent, Inc 2,437,625
159,982 (a),(b) Nuvation Bio, Inc 377,558
151,573 (a) Ocular Therapeutix, Inc 1,755,215
47,004 (a),(b) Olema Pharmaceuticals, Inc 241,601
4,311 (a),(d) OmniAb Operations, Inc 43
4,311 (a),(d) OmniAb Operations, Inc 43
53,864 (a) OmniAb, Inc 102,880
64,901 (a),(b) Organogenesis Holdings, Inc 299,843
250,868 Organon & Co 2,433,420
61,634 (a) ORIC Pharmaceuticals, Inc 614,491
32,703 (a) Pacira BioSciences, Inc 689,706
107,305 PerkinElmer, Inc 9,432,109
72,241 Perrigo Co plc 1,926,667
243,507 (a),(b) Personalis, Inc 1,334,418
432,337 (a) Perspective Therapeutics, Inc 1,660,174
4,979,411 Pfizer, Inc 115,970,482
53,110 (a),(b) Phathom Pharmaceuticals, Inc 453,559
15,122 Phibro Animal Health Corp 400,733
14,495 (a) Praxis Precision Medicines, Inc 785,919
293,619 (a),(b) Precigen, Inc 502,088
38,952 (a) Prestige Consumer Healthcare, Inc. 2,880,500
121,905 (a),(b) Prime Medicine, Inc 455,925
46,443 (a) Protagonist Therapeutics, Inc 2,501,420
31,004 (a) Prothena Corp plc 212,997
76,549 (a) PTC Therapeutics, Inc 3,988,968
195,884 (b) QIAGEN NV 9,664,917
22,482 (a),(b) Quanterix Corp 133,543

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
902,249 (a),(b) Quantum-Si, Inc $ 1,335,329
289,226 (a),(b) Recursion Pharmaceuticals, Inc 1,720,895
90,533 Regeneron Pharmaceuticals, Inc 49,382,130
27,410 (a) REGENXBIO, Inc 233,259
100,692 (a) Relay Therapeutics, Inc 354,436
50,015 (a) Repligen Corp 5,855,256
36,059 (a) Replimune Group, Inc 253,495
162,015 (a) REVOLUTION Medicines, Inc 6,038,299
44,362 (a) Rhythm Pharmaceuticals, Inc 3,780,973
80,214 (a) Rigel Pharmaceuticals, Inc 1,689,307
53,934 (a) Rocket Pharmaceuticals, Inc 164,499
317,271 (a) Roivant Sciences Ltd 3,604,199
337,995 Royalty Pharma plc 12,438,216
102,323 (a),(b) Sana Biotechnology, Inc 415,431
77,287 (a) Sarepta Therapeutics, Inc 1,269,053
82,656 (a),(b) Savara, Inc 214,079
75,236 (a) Scholar Rock Holding Corp 2,787,494
36,497 (a),(b) scPharmaceuticals, Inc 185,405
11,020 (a),(b) Selecta Biosciences, Inc 141,166
847,458 (a),(b) SELLAS Life Sciences Group, Inc 1,347,458
46,544 SIGA Technologies, Inc 307,656
36,833 (a) Soleno Therapeutics, Inc 3,184,950
308,960 (a) Solid Biosciences, Inc 2,113,286
163,438 (a) Sotera Health Co 1,877,903
28,421 (a),(b) Spyre Therapeutics, Inc 482,304
42,067 (a),(b) Stoke Therapeutics, Inc 540,561
100,690 (a),(b) Summit Therapeutics, Inc 2,655,195
34,780 (a) Supernus Pharmaceuticals, Inc 1,220,778
61,495 (a) Syndax Pharmaceuticals, Inc 610,030
334,102 (a),(b) Tango Therapeutics, Inc 2,017,976
40,894 (a) Tarsus Pharmaceuticals, Inc 1,587,505
224,793 (a),(b) Taysha Gene Therapies, Inc 613,685
71,686 (a),(b) Tempus AI, Inc 4,056,711
63,815 (a) Terns Pharmaceuticals, Inc 372,041
119,821 (a) TG Therapeutics, Inc 4,253,645
38,181 (a) Theravance Biopharma, Inc 426,100
332,452 Thermo Fisher Scientific, Inc 155,481,151
4,150 (a),(b) Tonix Pharmaceuticals Holding Corp 156,372
20,447 (a) Tourmaline Bio, Inc 452,492
77,044 (a) Travere Therapeutics, Inc 1,190,330
62,261 (a) Trevi Therapeutics, Inc 461,043
53,575 (a) Twist Bioscience Corp 1,798,513
15,113 (a),(b) Tyra Biosciences, Inc 165,185
63,606 (a) Ultragenyx Pharmaceutical, Inc 1,737,716
38,931 (a) United Therapeutics Corp 10,694,346
28,232 (a),(b) Upstream Bio, Inc 432,232
34,218 (a),(b) UroGen Pharma Ltd 652,195
42,360 (a) Vanda Pharmaceuticals, Inc 180,454
108,155 (a) Vaxcyte, Inc 3,671,862
36,394 (a) Vera Therapeutics, Inc 756,631
49,459 (a) Veracyte, Inc 1,162,781
328,948 (a),(b) Verastem, Inc 2,029,609
34,319 (a) Vericel Corp 1,199,106
223,000 (a) Vertex Pharmaceuticals, Inc 101,882,010
1,032,255 Viatris, Inc 9,021,909
85,347 (a),(b) Viking Therapeutics, Inc 2,779,752
56,000 (a) Vir Biotechnology, Inc 283,920
69,084 (a) Viridian Therapeutics, Inc 1,210,352
28,592 (a) Voyager Therapeutics, Inc 91,208
53,309 (a) Waters Corp 15,393,507
95,239 (a) WaVe Life Sciences Ltd 771,436
66,096 West Pharmaceutical Services, Inc 15,814,129

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
42,278 (a) Xencor, Inc $ 351,753
48,792 (a) Xenon Pharmaceuticals, Inc 1,490,108
159,431 (a) Xeris Biopharma Holdings, Inc 811,504
41,080 (a),(b) Y-mAbs Therapeutics, Inc 183,628
64,413 (a),(b) Zevra Therapeutics, Inc 715,628
396,166 Zoetis, Inc 57,757,041
47,733 (a) Zymeworks, Inc 599,526
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,892,412,237
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
95,865 (a) Anywhere Real Estate, Inc 442,896
261,754 (a) CBRE Group, Inc 40,765,568
383,110 (a) Compass, Inc 3,041,894
360,879 (a) CoStar Group, Inc 34,352,072
170,824 (a) Cushman & Wakefield plc 2,082,345
52,530 (b) eXp World Holdings, Inc 566,273
23,024 (a) Forestar Group, Inc 570,995
12,216 (a) FRP Holdings, Inc 322,502
32,582 (a) Howard Hughes Holdings, Inc 2,239,361
44,481 (a) Jones Lang LaSalle, Inc 12,025,883
159,327 Kennedy-Wilson Holdings, Inc 1,166,274
20,898 Marcus & Millichap, Inc 651,182
18,239 (a) Maui Land & Pineapple Co, Inc 310,245
137,987 Newmark Group, Inc 2,093,263
22,322 (a) Re/Max Holdings, Inc 171,656
84,085 (a) Real Brokerage, Inc 332,136
11,719 RMR Group, Inc 188,207
3,620 (a),(b) Seaport Entertainment Group, Inc 83,513
37,446 St. Joe Co 1,891,023
23,298 (a),(b) Tejon Ranch Co 418,432
44,172 (a) Zillow Group, Inc (Class A) 3,390,201
136,927 (a) Zillow Group, Inc (Class C) 10,892,543
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 117,998,464
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.7%
37,003 (a) ACM Research, Inc 1,123,411
1,408,226 (a) Advanced Micro Devices, Inc 248,284,326
22,266 (a),(b) Aehr Test Systems 376,295
124,153 (a) Allegro MicroSystems, Inc 3,899,646
15,596 (a) Alpha & Omega Semiconductor Ltd 397,230
29,077 (a) Ambarella, Inc 1,921,699
99,807 Amkor Technology, Inc 2,251,646
437,200 Analog Devices, Inc 98,208,236
715,595 Applied Materials, Inc 128,850,036
124,047 (a) Astera Labs, Inc 16,960,946
27,218 (a) Axcelis Technologies, Inc 1,842,386
4,041,614 Broadcom, Inc 1,187,022,032
17,022 (a) Ceva, Inc 363,760
47,822 (a) Cirrus Logic, Inc 4,816,154
44,780 (a) Cohu, Inc 799,771
122,566 (a) Credo Technology Group Holding Ltd 13,672,237
41,045 (a) Diodes, Inc 2,026,392
112,336 (a) Enphase Energy, Inc 3,635,193
128,417 Entegris, Inc 10,075,598
90,890 (a) First Solar, Inc 15,881,210
63,486 (a) Formfactor, Inc 1,803,637
94,351 (a) GLOBALFOUNDRIES, Inc 3,527,784
20,679 (a) Ichor Holdings Ltd 409,237
20,869 (a) Impinj, Inc 3,225,930
120,636 (a),(b) indie Semiconductor, Inc 471,687
3,838,601 Intel Corp 76,004,300
115,871 KLA Corp 101,854,085
47,086 Kulicke & Soffa Industries, Inc 1,542,537
1,134,567 Lam Research Corp 107,602,334

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
116,584 (a) Lattice Semiconductor Corp $ 5,809,381
55,186 (a) MACOM Technology Solutions Holdings, Inc 7,568,208
767,471 Marvell Technology, Inc 61,681,644
86,600 (a) MaxLinear, Inc 1,370,012
465,089 Microchip Technology, Inc 31,435,366
973,919 Micron Technology, Inc 106,293,520
53,916 MKS Instruments, Inc 5,131,725
41,349 Monolithic Power Systems, Inc 29,409,063
89,644 (a) Navitas Semiconductor Corp 657,091
4,291 NVE Corp 271,749
20,480,645 Nvidia Corp 3,642,892,326
354,254 (a) ON Semiconductor Corp 19,965,755
41,398 (a) Onto Innovation, Inc 3,922,460
36,332 (a) PDF Solutions, Inc 807,660
35,747 (a) Penguin Solutions, Inc 842,557
49,870 (a) Photronics, Inc 1,015,353
46,429 Power Integrations, Inc 2,252,735
84,782 (a) Qorvo, Inc 7,087,775
956,327 QUALCOMM, Inc 140,350,551
95,117 (a) Rambus, Inc 7,032,000
241,606 (a) Rigetti Computing, Inc 3,503,287
72,170 (a) Semtech Corp 3,687,887
28,202 (a) Silicon Laboratories, Inc 3,716,178
17,175 (a) SiTime Corp 3,483,949
3,754 (a),(b) SkyWater Technology, Inc 33,598
140,287 Skyworks Solutions, Inc 9,615,271
30,232 (a) Synaptics, Inc 1,895,546
134,686 Teradyne, Inc 14,469,317
791,465 Texas Instruments, Inc 143,302,653
31,853 (a) Ultra Clean Holdings 717,330
41,731 Universal Display Corp 6,025,956
37,057 (a) Veeco Instruments, Inc 770,044
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,305,867,682
SOFTWARE & SERVICES - 12.7%
78,314 (a) 8x8, Inc 151,929
60,250 A10 Networks, Inc 1,109,805
550,610 Accenture plc 147,067,931
97,431 (a) ACI Worldwide, Inc 4,146,663
76,196 Adeia, Inc 986,738
371,186 (a) Adobe, Inc 132,769,520
20,876 (a) Agilysys, Inc 2,381,534
131,419 (a) Akamai Technologies, Inc 10,028,584
39,936 (a) Alarm.com Holdings, Inc 2,181,704
49,438 (a) Alkami Technology, Inc 1,101,973
106,263 Amdocs Ltd 9,070,610
68,891 (a) Amplitude, Inc 842,537
18,081 (a) Appfolio, Inc 4,834,498
29,215 (a) Appian Corp 806,626
206,327 (a) AppLovin Corp 80,611,959
38,511 (a) Arteris, Inc 379,718
67,566 (a) Asana, Inc 991,869
42,312 (a) ASGN, Inc 2,121,524
143,595 (a) Atlassian Corp Ltd 27,538,649
33,188 (a),(b) AudioEye, Inc 425,138
912,318 (a) Aurora Innovation, Inc 5,300,568
186,433 (a) Autodesk, Inc 56,509,707
162,461 (a) AvePoint, Inc 3,099,756
142,771 Bentley Systems, Inc 8,277,863
249,097 (a),(b) BigBear.ai Holdings, Inc 1,581,766
34,963 (a) BigCommerce Holdings, Inc 167,123
88,953 (a) BILL Holdings, Inc 3,811,636
103,897 (a) Bit Digital, Inc 302,340

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
78,834 (a),(b) Bitdeer Technologies Group $ 1,016,170
41,875 (a) Blackbaud, Inc 2,823,212
44,539 (a) BlackLine, Inc 2,395,307
202,594 (a) Blend Labs, Inc 670,586
143,236 (a) Box, Inc 4,597,876
51,645 (a) Braze, Inc 1,439,346
101,053 (a),(b) C3.ai, Inc 2,380,809
240,480 (a) Cadence Design Systems, Inc 87,671,794
431,978 (a) CCC Intelligent Solutions Holdings, Inc 4,177,227
27,699 (a) Cerence, Inc 238,211
235,153 (a),(b) Cipher Mining, Inc 1,283,935
256,382 (a),(b) Cleanspark, Inc 2,915,063
70,549 Clear Secure, Inc 2,074,846
189,558 (a) Clearwater Analytics Holdings, Inc 3,840,445
268,093 (a) Cloudflare, Inc 55,677,554
433,988 Cognizant Technology Solutions Corp (Class A) 31,142,979
37,055 (a) Commvault Systems, Inc 7,038,597
232,055 (a) Confluent, Inc 4,113,175
10,805 (a) Consensus Cloud Solutions, Inc 218,045
239,055 (a) Core Scientific, Inc 3,236,805
23,147 (a) Couchbase, Inc 561,546
213,490 (a) Crowdstrike Holdings, Inc 97,046,149
9,431 (a) CS Disco, Inc 37,441
263,334 (a) Datadog, Inc 36,861,493
9,840 (a),(b) Digimarc Corp 117,490
86,742 (a) Digital Turbine, Inc 472,744
58,947 (a) DigitalOcean Holdings, Inc 1,642,263
177,817 (a) DocuSign, Inc 13,450,078
50,425 Dolby Laboratories, Inc (Class A) 3,799,019
20,233 (a) Domo, Inc 333,035
205,263 (a) Dropbox, Inc 5,576,996
261,777 (a),(b) D-Wave Quantum, Inc 4,499,947
178,283 (a) DXC Technology Co 2,426,432
257,333 (a) Dynatrace, Inc 13,538,289
147,811 (a) E2open Parent Holdings, Inc 487,776
16,495 (a) eGain Corp 101,939
80,289 (a) Elastic NV 6,720,189
48,388 (a) EPAM Systems, Inc 7,631,271
11,244 (a),(b) EverCommerce, Inc 120,648
21,161 (a) Fair Isaac Corp 30,402,432
136,530 (a) Fastly, Inc 927,039
57,264 (a) Five9, Inc 1,479,129
566,830 (a) Fortinet, Inc 56,626,317
158,570 (a) Freshworks, Inc 2,059,824
65,673 (a) Gartner, Inc 22,240,161
488,178 Gen Digital, Inc 14,396,369
109,197 (a) Gitlab, Inc 4,783,921
35,199 (a) Globant S.A. 2,965,868
124,641 (a) GoDaddy, Inc 20,139,493
32,650 (a) Grid Dynamics Holdings, Inc 309,848
72,264 (a) Guidewire Software, Inc 16,347,562
37,219 Hackett Group, Inc 870,552
45,029 (a) HubSpot, Inc 23,399,320
67,082 (a) Hut 8 Corp 1,424,151
14,780 (a),(b) I3 Verticals, Inc 413,544
66,247 (a) Informatica, Inc 1,636,301
40,197 (a) Intapp, Inc 1,609,890
24,224 InterDigital, Inc 6,254,637
815,106 International Business Machines Corp 206,344,084
238,830 Intuit, Inc 187,512,598
51,838 (a) Jamf Holding Corp 411,594
182,043 (a) Kyndryl Holdings, Inc 6,875,764

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
12,525 (a),(b) Life360, Inc $ 959,290
48,520 (a) LiveRamp Holdings, Inc 1,592,426
51,627 (a) Manhattan Associates, Inc 11,340,387
314,654 (a),(b) Marathon Digital Holdings, Inc 5,059,636
28,276 (a) MeridianLink, Inc 451,850
6,490,324 Microsoft Corp 3,462,587,854
219,141 (a) MicroStrategy, Inc (Class A) 88,064,002
31,026 (a) Mitek Systems, Inc 279,855
67,703 (a) MongoDB, Inc 16,105,867
52,627 (a) N-able, Inc 425,226
74,178 (a),(b) nCino OpCo, Inc 2,071,421
111,377 (a) NCR Corp 1,516,955
66,024 (a),(b) NextNav, Inc 976,495
223,451 (a) Nutanix, Inc 16,796,812
142,910 (a) Okta, Inc 13,976,598
69,602 (a) Olo, Inc 729,429
19,455 (a) ON24, Inc 96,497
49,354 OneSpan, Inc 727,971
22,121 (a) Ooma, Inc 251,737
1,450,429 Oracle Corp 368,075,367
34,330 (a) Pagaya Technologies Ltd 1,031,616
65,121 (a) PagerDuty, Inc 1,049,751
1,907,981 (a) Palantir Technologies, Inc 302,128,791
577,237 (a) Palo Alto Networks, Inc 100,208,343
91,816 Pegasystems, Inc 5,390,517
69,972 (a) Porch Group, Inc 883,047
97,471 (a) Procore Technologies, Inc 6,981,848
35,100 Progress Software Corp 1,687,608
29,988 (a) PROS Holdings, Inc 470,512
100,282 (a) PTC, Inc 21,541,576
47,344 (a) Q2 Holdings, Inc 3,844,333
33,850 (a) Qualys, Inc 4,504,419
45,920 (a) Rapid7, Inc 969,830
10,928 Red Violet, Inc 484,438
38,512 (a) Rimini Street, Inc 184,858
61,567 (a) RingCentral, Inc 1,569,343
283,010 (a) Riot Platforms, Inc 3,795,164
95,312 Roper Industries, Inc 52,459,725
84,498 (a) Rubrik, Inc 8,023,085
33,893 (a) SailPoint, Inc 757,170
819,741 Salesforce, Inc 211,763,693
228,618 (a) Samsara, Inc 8,694,343
37,443 Sapiens International Corp NV 1,026,313
27,043 (a) SEMrush Holdings, Inc 242,305
238,940 (a) SentinelOne, Inc 4,382,160
181,831 (a) ServiceNow, Inc 171,488,453
274,737 (a) Snowflake, Inc 61,403,720
316,929 (a),(b) SoundHound AI, Inc 3,273,877
6,623 (a) SoundThinking, Inc 75,568
69,477 (a) Sprinklr, Inc 625,988
56,116 (a) Sprout Social, Inc 962,389
35,737 (a) SPS Commerce, Inc 3,890,509
162,072 (a) Synopsys, Inc 102,667,750
110,077 (a) Tenable Holdings, Inc 3,446,511
85,041 (a) Teradata Corp 1,779,908
190,744 (a),(b) Terawulf, Inc 984,239
391,405 (a) Trade Desk, Inc 34,036,579
16,513 (a),(b) TSS, Inc 449,154
7,399 (a),(b) Tucows, Inc 127,485
129,841 (a) Twilio, Inc 16,749,489
36,755 (a) Tyler Technologies, Inc 21,485,503
350,023 (a) UiPath, Inc 4,112,770

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
46,333 (a) Unisys Corp $ 191,355
271,218 (a) Unity Software, Inc 9,047,832
82,772 (a) Varonis Systems, Inc 4,621,161
55,349 (a) Verint Systems, Inc 1,177,827
73,038 VeriSign, Inc 19,637,727
41,020 (a) Vertex, Inc 1,360,633
8,056 (a),(b) Viant Technology, Inc 116,812
47,115 (a) Weave Communications, Inc 343,940
188,633 (a) Workday, Inc 43,268,638
49,334 (a) Workiva, Inc 3,148,989
30,478 (a) Xperi, Inc 183,478
82,017 (a) Yext, Inc 665,978
197,079 (a) Zeta Global Holdings Corp 3,084,286
224,197 (a) Zoom Video Communications, Inc 16,601,788
83,015 (a) Zscaler, Inc 23,705,763
TOTAL SOFTWARE & SERVICES 6,823,283,955
TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
63,108 (a),(b) 908 Devices, Inc 413,357
83,498 (a) ADTRAN Holdings, Inc 775,696
28,385 Advanced Energy Industries, Inc 3,943,244
28,124 (a) Aeva Technologies, Inc 524,231
1,053,659 Amphenol Corp (Class A) 112,225,220
12,900,168 (c) Apple, Inc 2,677,687,872
46,784 (a),(b) Applied Optoelectronics, Inc 1,069,950
912,184 (a) Arista Networks, Inc 112,399,313
59,735 (a) Arlo Technologies, Inc 967,707
50,160 (a) Arrow Electronics, Inc 5,818,560
7,088 (a) Aviat Networks, Inc 153,101
95,338 Avnet, Inc 5,047,194
29,424 Badger Meter, Inc 5,554,074
8,535 Bel Fuse, Inc (Class B) 1,109,891
32,324 Belden CDT, Inc 3,996,863
27,743 Benchmark Electronics, Inc 1,068,106
57,397 (a) Calix, Inc 3,253,836
116,387 CDW Corp 20,295,565
116,615 (a) Ciena Corp 10,826,537
3,497,220 Cisco Systems, Inc 238,090,738
7,427 (a) Clearfield, Inc 325,377
151,819 Cognex Corp 6,189,661
130,850 (a) Coherent Corp 14,079,460
202,871 (a) CommScope Holding Co, Inc 1,663,542
697,170 Corning, Inc 44,089,031
19,293 (a) Corsair Gaming, Inc 174,795
15,693 (a) CPI Card Group, Inc 304,601
38,580 Crane NXT Co 2,289,337
23,784 CTS Corp 932,095
60,151 (a) Daktronics, Inc 975,649
275,486 Dell Technologies, Inc 36,554,237
18,799 (a) Diebold Nixdorf, Inc 1,058,196
23,627 (a) Digi International, Inc 770,476
41,555 (a) Eastman Kodak Co 278,419
19,554 (a) ePlus, Inc 1,266,708
85,848 (a) Evolv Technologies Holdings, Inc 562,734
109,491 (a) Extreme Networks, Inc 1,933,611
52,751 (a) F5 Networks, Inc 16,533,218
32,071 (a) Fabrinet 10,382,345
307,884 (a) Flextronics International Ltd 15,354,175
89,756 (a) Harmonic, Inc 763,824
1,132,379 Hewlett Packard Enterprise Co 23,428,922
846,925 HP, Inc 21,003,740
25,842 Immersion Corp 180,119
19,721 (a) Insight Enterprises, Inc 2,338,516

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
205,427 (a),(b) IonQ, Inc $ 8,190,375
27,126 (a) IPG Photonics Corp 2,031,466
45,689 (a) Itron, Inc 5,690,108
94,781 Jabil Inc 21,152,276
157,520 (a) Keysight Technologies, Inc 25,819,103
14,309 (a) Kimball Electronics, Inc 268,437
61,140 (a) Knowles Corp 1,241,753
22,984 Littelfuse, Inc 5,914,473
55,921 (a) Lumentum Holdings, Inc 6,155,784
28,648 Methode Electronics, Inc 187,931
128,338 (a),(b) MicroVision, Inc 142,455
165,626 (a) Mirion Technologies, Inc 3,701,741
143,688 Motorola Solutions, Inc 63,076,158
28,037 Napco Security Technologies, Inc 855,970
178,329 NetApp, Inc 18,569,399
23,717 (a) Netgear, Inc 551,420
52,942 (a) Netscout Systems, Inc 1,134,018
31,027 (a) nLight, Inc 651,877
28,759 (a) Novanta, Inc 3,537,932
12,545 (a) OSI Systems, Inc 2,772,570
36,044 (a) Ouster, Inc 842,709
28,962 (a) PAR Technology Corp 1,760,310
8,785 PC Connection, Inc 541,068
21,803 (a) Plexus Corp 2,779,883
77,555 (a) Powerfleet, Inc 314,873
272,991 (a) Pure Storage, Inc 16,248,424
99,579 (a) Quantum Computing, Inc 1,477,752
68,098 (a) Red Cat Holdings, Inc 563,851
56,145 (a) Ribbon Communications, Inc 211,105
15,589 (a) Rogers Corp 1,022,327
107,113 (a) SanDisk Corp 4,597,290
46,609 (a) Sanmina Corp 5,408,508
19,158 (a) Scansource, Inc 744,097
448,299 (a) Super Micro Computer, Inc 26,436,192
65,252 TD SYNNEX Corp 9,421,736
40,888 (a) Teledyne Technologies, Inc 22,530,106
224,295 (a) Trimble Inc 18,816,108
74,357 (a) TTM Technologies, Inc 3,513,368
10,648 (a),(b) Turtle Beach Corp 154,822
1,783 Ubiquiti, Inc 776,443
114,475 (a) Viasat, Inc 1,880,824
187,869 (a) Viavi Solutions, Inc 1,888,083
109,481 Vishay Intertechnology, Inc 1,794,394
9,120 (a) Vishay Precision Group, Inc 241,862
125,877 Vontier Corp 5,220,119
530,036 (a) Vuzix Corp 1,065,372
300,647 Western Digital Corp 23,657,912
99,358 Xerox Holdings Corp 402,400
44,239 (a) Zebra Technologies Corp (Class A) 14,997,906
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,749,608,933
TELECOMMUNICATION SERVICES - 0.9%
8,133 (a) Anterix, Inc 180,634
148,731 (a),(b) AST SpaceMobile, Inc 7,908,027
6,172,997 AT&T, Inc 169,201,848
5,649 ATN International, Inc 96,880
32,094 (a) Bandwidth, Inc 446,428
49,425 Cogent Communications Group, Inc 2,253,286
204,433 (a) Frontier Communications Parent, Inc 7,510,868
79,189 (a),(d) GCI Liberty, Inc 792
20,107 (a) GCI Liberty, Inc 668,558
3,757 (a),(b) GCI Liberty, Inc 124,131
34,809 (a) Globalstar, Inc 817,663

SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES (continued)
43,200 (a) Gogo, Inc $ 685,152
14,644 IDT Corp 862,678
98,325 Iridium Communications, Inc 2,405,030
107,737 (a) Liberty Global Ltd 1,079,525
114,238 (a) Liberty Global Ltd 1,168,655
26,275 (a) Liberty Latin America Ltd (Class A) 185,239
114,989 (a) Liberty Latin America Ltd (Class C) 821,021
871,056 (a) Lumen Technologies, Inc 3,876,199
70,664 Millicom International Cellular S.A. 2,837,160
37,330 Shenandoah Telecom Co 548,004
30,098 Spok Holdings, Inc 551,997
88,529 Telephone and Data Systems, Inc 3,456,172
403,128 T-Mobile US, Inc 96,109,747
3,697,159 Verizon Communications, Inc 158,090,519
TOTAL TELECOMMUNICATION SERVICES 461,886,213
TRANSPORTATION - 1.3%
114,348 (a) Alaska Air Group, Inc 6,055,870
17,676 (a) Allegiant Travel Co 912,789
7,165 (a) Amerco, Inc 414,567
554,601 (a) American Airlines Group, Inc 6,372,365
19,290 ArcBest Corp 1,410,678
15,641 (a) Avis Budget Group, Inc 2,662,724
55,909 (a) Blade Air Mobility, Inc 223,077
97,913 CH Robinson Worldwide, Inc 11,291,327
9,394 (a) Costamare Bulkers Holdings Ltd 84,546
46,970 Costamare, Inc 473,927
29,780 Covenant Logistics Group, Inc 719,187
1,628,388 CSX Corp 57,872,910
571,445 Delta Air Lines, Inc 30,406,588
124,196 Expeditors International Washington, Inc 14,436,543
189,401 FedEx Corp 42,329,229
29,073 (a),(b) Forward Air Corp 883,528
26,026 (a),(b) Frontier Group Holdings, Inc 113,994
119,048 FTAI Infrastructure, Inc 746,431
22,919 (b) Genco Shipping & Trading Ltd 365,100
94,540 (b) Golden Ocean Group Ltd 771,446
109,335 (a) GXO Logistics, Inc 5,435,043
62,367 Heartland Express, Inc 487,710
123,606 (a),(b) Hertz Global Holdings, Inc 792,314
74,214 Hub Group, Inc (Class A) 2,598,974
70,991 JB Hunt Transport Services, Inc 10,226,254
302,364 (a),(b) JetBlue Airways Corp 1,342,496
331,522 (a),(b) Joby Aviation, Inc 5,523,157
47,100 (a) Kirby Corp 4,489,101
139,041 Knight-Swift Transportation Holdings, Inc 5,909,242
29,754 Landstar System, Inc 3,968,291
364,238 (a) Lyft, Inc (Class A) 5,121,186
46,584 Marten Transport Ltd 566,461
32,216 Matson, Inc 3,440,024
195,197 Norfolk Southern Corp 54,264,766
165,114 Old Dominion Freight Line 24,643,265
5,088 (a) PAM Transportation Services, Inc 57,647
57,721 Pangaea Logistics Solutions Ltd 281,101
25,749 (a) Radiant Logistics, Inc 152,177
149,088 (a) RXO, Inc 2,303,410
37,766 Ryder System, Inc 6,711,396
34,465 Safe Bulkers, Inc 135,447
22,323 (a) Saia, Inc 6,746,904
55,591 Schneider National, Inc 1,359,200
39,832 (a) Skywest, Inc 4,618,919
455,744 Southwest Airlines Co 14,096,162
23,522 (a) Sun Country Airlines Holdings, Inc 272,620

Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
1,752,045 (a) Uber Technologies, Inc $ 153,741,949
60,423 U-Haul Holding Co 3,141,996
521,657 Union Pacific Corp 115,792,204
279,728 (a) United Airlines Holdings, Inc 24,702,780
638,477 United Parcel Service, Inc (Class B) 55,011,178
7,105 (b) Universal Truckload Services, Inc 170,023
46,797 Werner Enterprises, Inc 1,297,213
103,248 (a) XPO, Inc 12,419,702
TOTAL TRANSPORTATION 710,367,138
UTILITIES - 2.4%
630,762 AES Corp 8,294,520
44,517 Allete, Inc 2,935,006
232,775 Alliant Energy Corp 15,132,703
228,271 Ameren Corp 23,085,046
477,947 American Electric Power Co, Inc 54,074,924
38,997 American States Water Co 2,869,789
168,424 American Water Works Co, Inc 23,619,782
136,509 Atmos Energy Corp 21,284,483
34,955 Avista Corp 1,303,821
63,248 Black Hills Corp 3,654,469
103,955 Brookfield Infrastructure Corp 4,058,403
146,537 (b) Brookfield Renewable Corp 5,367,650
97,088 (a),(b) Cadiz, Inc 308,740
56,549 California Water Service Group 2,571,283
563,404 Centerpoint Energy, Inc 21,871,343
22,717 Chesapeake Utilities Corp 2,723,314
25,714 Clearway Energy, Inc (Class A) 791,477
90,403 Clearway Energy, Inc (Class C) 2,949,850
261,368 CMS Energy Corp 19,288,958
303,081 Consolidated Edison, Inc 31,368,883
17,051 Consolidated Water Co, Inc 496,014
272,166 Constellation Energy Corp 94,670,221
718,671 Dominion Energy, Inc 42,006,320
180,750 DTE Energy Co 25,017,608
672,266 Duke Energy Corp 81,774,436
326,308 Edison International 17,007,173
358,832 Entergy Corp 32,449,178
231,806 Essential Utilities, Inc 8,530,461
208,311 Evergy, Inc 14,748,419
294,143 Eversource Energy 19,442,852
878,798 Exelon Corp 39,493,182
469,514 FirstEnergy Corp 20,052,943
28,389 Genie Energy Ltd 576,864
5,833 Global Water Resources, Inc 55,705
44,445 (a) Hallador Energy Co 784,010
168,468 (a) Hawaiian Electric Industries, Inc 1,805,977
52,830 Idacorp, Inc 6,621,184
197,279 MDU Resources Group, Inc 3,403,063
43,887 MGE Energy, Inc 3,727,762
13,108 Middlesex Water Co 676,373
49,852 (a),(b) Montauk Renewables, Inc 108,179
87,996 National Fuel Gas Co 7,637,173
106,147 New Jersey Resources Corp 4,873,209
1,805,550 NextEra Energy, Inc 128,302,383
405,497 NiSource, Inc 17,213,348
43,547 Northwest Natural Holding Co 1,738,396
58,124 NorthWestern Corp 3,121,259
175,442 NRG Energy, Inc 29,333,902
193,006 OGE Energy Corp 8,766,333
89,322 (a) Oklo, Inc 6,841,172
41,420 ONE Gas, Inc 3,011,234
43,542 Ormat Technologies, Inc 3,893,090

SHARES DESCRIPTION VALUE
UTILITIES (continued)
34,114 Otter Tail Corp $ 2,632,919
1,913,553 PG&E Corp 26,828,013
99,417 Pinnacle West Capital Corp 9,009,169
84,693 PNM Resources, Inc 4,809,715
120,020 Portland General Electric Co 4,935,222
645,366 PPL Corp 23,033,113
439,363 Public Service Enterprise Group, Inc 39,450,404
16,040 (a) Pure Cycle Corp 157,192
14,140 RGC Resources, Inc 284,780
560,717 Sempra Energy 45,799,365
40,646 SJW Corp 1,962,795
968,225 Southern Co 91,477,898
62,996 Southwest Gas Holdings Inc 4,922,507
53,812 Spire, Inc 4,007,380
38,781 (a) Talen Energy Corp 14,642,542
210,533 UGI Corp 7,617,084
17,356 Unitil Corp 895,222
301,970 Vistra Corp 62,972,824
276,013 WEC Energy Group, Inc 30,107,498
504,372 Xcel Energy, Inc 37,041,080
20,767 York Water Co 628,408
TOTAL UTILITIES 1,288,948,997
TOTAL COMMON STOCKS
(Cost $20,496,093,239) 53,377,870,372
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
ENERGY - 0.0%
19,390 (b),(d) Empire Petroleum Corp 07/25/25 194
TOTAL ENERGY 194
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
50,751 (d) AstraZeneca plc 02/20/29 15,733
27,694 (d) Chinook Therapeutics, Inc 01/02/30 277
330,579 (b),(d) Selecta Biosciences, Inc 03/20/24 59,504
4,598 (d) Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 75,790
TOTAL RIGHTS/WARRANTS
(Cost $68,015) 75,984
TOTAL LONG-TERM INVESTMENTS
(Cost $20,496,161,254) 53,377,946,356
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
110,452,202 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (f) 110,452,202
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $110,452,202) 110,452,202
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.4%
$ 12,500,000 Federal Farm Credit Discount Notes 0 .000 09/12/25 12,436,844
29,525,000 Federal Home Loan Bank Discount Notes 0 .000 08/06/25 29,504,135
12,000,000 Federal Home Loan Bank Discount Notes 0 .000 08/15/25 11,978,800
10,435,000 Federal Home Loan Bank Discount Notes 0 .000 08/29/25 10,399,359
7,500,000 Federal Home Loan Bank Discount Notes 0 .000 09/10/25 7,463,869
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/12/25 9,949,475
15,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/17/25 14,915,400
6,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/24/25 5,961,225
14,370,000 Federal Home Loan Bank Discount Notes 0 .000 10/10/25 14,249,693
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 10/14/25 9,911,562
20,350,000 Federal Home Loan Bank Discount Notes 0 .000 10/15/25 20,167,630

Equity Index

Portfolio of Investments July 31, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY DEBT (continued)
$ 10,000,000 Federal Home Loan Bank Discount Notes 0 .000% 10/17/25 $ 9,908,025
12,300,000 Federal Home Loan Bank Discount Notes 0 .000 10/22/25 12,179,619
15,000,000 Federal Home Loan Bank Discount Notes 0 .000 11/12/25 14,818,217
20,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/06/26 19,635,625
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/20/26 4,900,885
TOTAL GOVERNMENT AGENCY DEBT 208,380,363
REPURCHASE AGREEMENT - 0.6%
335,976,000 (g) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 335,976,000
TOTAL REPURCHASE AGREEMENT 335,976,000
TREASURY DEBT - 0.1%
25,000,000 United States Treasury Bill 0 .000 09/30/25 24,833,167
TOTAL TREASURY DEBT 24,833,167
TOTAL SHORT-TERM INVESTMENTS
(Cost $569,214,064) 569,189,530
TOTAL INVESTMENTS - 100.7%
(Cost $21,175,827,520) 54,057,588,088
OTHER ASSETS & LIABILITIES, NET - (0.7)% (352,570,780)
NET ASSETS - 100.0% $ 53,705,017,308
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $203,312,651.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $336,016,690 on 8/1/25, collateralized by Government Agency Securities, with coupon rates 0.375%–3.875% and maturity dates 9/30/27–10/15/27, valued at $342,695,658.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 925 09/19/25  $ 294,420,869 $ 294,809,063 $ 388,194

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Equity Index
Long-Term Investments
:
Common stocks $53,377,361,959 $493,795 $14,618 $53,377,870,372
Rights/Warrants — — 75,984 75,984
Investments purchased with collateral from securities lending 110,452,202 — — 110,452,202
Short-Term Investments
:
Government agency debt — 208,380,363 — 208,380,363
Repurchase agreement — 335,976,000 — 335,976,000
Treasury debt — 24,833,167 — 24,833,167
Investments in Derivatives
:
Futures contracts* 388,194 — — 388,194
Total $53,488,202,355 $569,683,325 $90,602 $54,057,976,282
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Large Cap Growth Index
Portfolio of Investments July 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2.8%
1,573,724 (a) Tesla, Inc $ 485,131,897
TOTAL AUTOMOBILES & COMPONENTS 485,131,897
BANKS - 0.3%
310,971 Bank of America Corp 14,699,599
188,891 Citigroup, Inc 17,699,087
1,786,646 (a) NU Holdings Ltd 21,832,814
3,026 Pinnacle Financial Partners, Inc 265,955
3,973 Popular, Inc 455,226
6,567 Western Alliance Bancorp 509,337
TOTAL BANKS 55,462,018
CAPITAL GOODS - 3.8%
49,493 3M Co 7,385,345
37,915 (b) Aaon, Inc 3,165,902
8,140 Allison Transmission Holdings, Inc 733,170
4,925 Armstrong World Industries, Inc 926,737
41,743 (a) Axon Enterprise, Inc 31,536,419
58,575 (a) Boeing Co 12,994,278
8,982 BWX Technologies, Inc 1,364,635
3,456 Carlisle Cos, Inc 1,225,878
32,547 Caterpillar, Inc 14,256,237
19,205 Comfort Systems USA, Inc 13,506,877
60,340 (a) Core & Main, Inc 3,840,038
8,729 EMCOR Group, Inc 5,477,360
532,800 Fastenal Co 24,578,064
7,736 Ferguson Enterprises, Inc 1,727,681
53,627 FTAI Aviation Ltd 7,379,611
152,973 GE Vernova, Inc 101,006,542
588,400 General Electric Co 159,503,472
23,769 HEICO Corp 7,767,709
42,837 HEICO Corp (Class A) 11,055,801
224,447 Howmet Aerospace, Inc 40,348,837
54,781 Illinois Tool Works, Inc 14,022,293
26,602 (a) Karman Holdings, Inc 1,375,323
17,997 Lennox International, Inc 10,960,173
17,015 Leonardo DRS, Inc 707,824
21,999 (a) Loar Holdings, Inc 1,625,946
33,208 Lockheed Martin Corp 13,979,904
7,490 (a) Mastec, Inc 1,417,183
63,863 Quanta Services, Inc 25,936,680
3,590 (a) RBC Bearings, Inc 1,390,551
212,917 (a) Rocket Lab Corp 9,777,149
5,673 Rockwell Automation, Inc 1,995,251
1,999 Simpson Manufacturing Co, Inc 358,681
10,134 (a) SiteOne Landscape Supply, Inc 1,396,769
974 (a) Spirit Aerosystems Holdings, Inc (Class A) 38,376
13,590 (a) StandardAero, Inc 387,995
124,797 Trane Technologies plc 54,671,070
5,516 TransDigm Group, Inc 8,872,265
212,872 Vertiv Holdings Co 30,994,163
21,107 W.W. Grainger, Inc 21,941,571
22,703 WillScot Mobile Mini Holdings Corp 666,333
TOTAL CAPITAL GOODS 652,296,093
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
211,586 Automatic Data Processing, Inc 65,485,867
68,672 Booz Allen Hamilton Holding Corp 7,370,566
59,401 Broadridge Financial Solutions, Inc 14,702,341
6,171 (a) Ceridian HCM Holding, Inc 355,882
192,616 Cintas Corp 42,866,691

SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
459,310 (a) Copart, Inc $ 20,820,522
13,285 Equifax, Inc 3,191,455
90,406 (a) ExlService Holdings, Inc 3,926,333
6,158 KBR, Inc 287,825
57,677 Paychex, Inc 8,324,521
15,002 Paycom Software, Inc 3,473,563
24,685 (a) Paylocity Holding Corp 4,563,763
6,435 RB Global, Inc 696,653
149,958 Rollins, Inc 8,588,095
20,114 Tetra Tech, Inc 738,988
54,058 Veralto Corp 5,666,900
47,980 Verisk Analytics, Inc 13,372,506
207,205 Waste Management, Inc 47,483,098
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 251,915,569
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.3%
3,891,516 (a) Amazon.com, Inc 911,042,811
1,495 (a) Autozone, Inc 5,633,728
36,297 (a) Burlington Stores, Inc 9,907,629
71,846 (a) Carvana Co 28,032,154
119,442 (a) Chewy, Inc 4,383,521
692,562 (a) Coupang, Inc 20,382,100
31,557 (a) Etsy, Inc 1,838,826
20,613 (a) Floor & Decor Holdings, Inc 1,579,780
424,693 Home Depot, Inc 156,078,924
1,639 Lithia Motors, Inc (Class A) 472,032
8,937 Murphy USA, Inc 3,239,484
438,589 (a) O'Reilly Automotive, Inc 43,122,071
3,829 Pool Corp 1,179,868
1,531 (a) RH 314,804
32,925 Ross Stores, Inc 4,495,580
313,389 TJX Cos, Inc 39,026,332
297,691 Tractor Supply Co 16,953,502
6,447 (a) Ulta Beauty, Inc 3,320,270
57,539 (a) Valvoline, Inc 2,028,250
9,624 (a) Wayfair, Inc 631,719
10,110 Williams-Sonoma, Inc 1,891,076
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,255,554,461
CONSUMER DURABLES & APPAREL - 0.3%
9,052 (a) BK LC Lux Finco 2 Sarl 453,415
83,986 (a) Deckers Outdoor Corp 8,916,794
34,652 (a) Lululemon Athletica, Inc 6,948,765
125,809 (a) On Holding AG. 6,110,543
1,644 Ralph Lauren Corp 491,145
7,051 (a) SharkNinja Global SPV Ltd 818,621
103,501 Tapestry, Inc 11,181,213
115,423 Tempur Sealy International, Inc 8,354,317
1,003 (a) TopBuild Corp 371,541
TOTAL CONSUMER DURABLES & APPAREL 43,646,354
CONSUMER SERVICES - 2.8%
238,022 (a) Airbnb, Inc 31,516,493
17,099 Booking Holdings, Inc 94,113,922
1,219 (a) Bright Horizons Family Solutions, Inc 137,869
190,401 (a) Carnival Corp 5,668,238
56,989 (a) Cava Group, Inc 5,015,602
750,843 (a) Chipotle Mexican Grill, Inc (Class A) 32,196,148
4,681 (b) Choice Hotels International, Inc 597,811
31,247 Churchill Downs, Inc 3,344,679
63,380 Darden Restaurants, Inc 12,781,845
5,431 Domino's Pizza, Inc 2,515,694
200,785 (a) DoorDash, Inc 50,246,446
274,516 (a) DraftKings, Inc 12,364,201
20,810 (a) Duolingo, Inc 7,211,705

Large Cap Growth Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
66,053 (a) Dutch Bros, Inc $ 3,914,961
67,752 Expedia Group, Inc 12,210,265
81,082 (a) Flutter Entertainment plc 24,507,845
4,330 (a) Grand Canyon Education, Inc 730,168
4,778 H&R Block, Inc 259,637
130,706 Hilton Worldwide Holdings, Inc 35,039,664
182,260 Las Vegas Sands Corp 9,550,424
48,547 (a) Light & Wonder, Inc 4,676,047
97,755 Marriott International, Inc (Class A) 25,790,702
22,760 McDonald's Corp 6,829,593
227,316 (a) Norwegian Cruise Line Holdings Ltd 5,810,197
47,900 (a) Planet Fitness, Inc 5,230,201
110,266 (b) Restaurant Brands International, Inc 7,482,651
141,783 Royal Caribbean Cruises Ltd 45,068,562
85,951 Starbucks Corp 7,663,391
35,906 Texas Roadhouse, Inc (Class A) 6,647,278
11,804 Travel & Leisure Co 699,387
13,926 Vail Resorts, Inc 2,092,521
116,101 (a) Viking Holdings Ltd 6,817,451
10,412 Wendy's Co 102,558
15,613 Wingstop, Inc 5,891,409
38,880 Wyndham Hotels & Resorts, Inc 3,343,680
53,510 Yum! Brands, Inc 7,713,466
TOTAL CONSUMER SERVICES 485,782,711
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
6,149 (a) BJ's Wholesale Club Holdings, Inc 651,179
2,775 Casey's General Stores, Inc 1,443,361
248,385 Costco Wholesale Corp 233,392,481
11,757 (a) Performance Food Group Co 1,180,403
55,894 (a) Sprouts Farmers Market, Inc 8,470,177
148,403 Sysco Corp 11,812,879
242,826 Walmart, Inc 23,792,091
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 280,742,571
ENERGY - 0.3%
56,734 Cheniere Energy, Inc 13,382,416
9,076 HF Sinclair Corp 398,799
16,637 Phillips 66 2,056,001
65,473 Schlumberger Ltd 2,212,987
120,245 Targa Resources Corp 20,009,970
10,984 Texas Pacific Land Corp 10,633,940
36,842 Williams Cos, Inc 2,208,678
TOTAL ENERGY 50,902,791
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
261,843 American Tower Corp 54,565,463
50,051 Lamar Advertising Co 6,118,734
12,935 Public Storage, Inc 3,517,544
41,067 Simon Property Group, Inc 6,726,364
9,701 Sun Communities, Inc 1,203,215
10,158 UDR, Inc 399,108
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 72,530,428
FINANCIAL SERVICES - 5.6%
83,613 (a) Affirm Holdings, Inc 5,732,507
20,081 Ally Financial, Inc 760,066
100,905 American Express Co 30,201,876
48,572 Ameriprise Financial, Inc 25,169,525
160,577 Apollo Global Management, Inc 23,335,050
107,475 Ares Management Corp 19,939,837
29,469 Bank of New York Mellon Corp 2,989,630
409,627 Blackstone, Inc 70,849,086
115,120 (a) Block, Inc 8,894,171
348,226 Blue Owl Capital, Inc 6,738,173
66,892 (b) Brookfield Asset Management Ltd 4,125,230

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
79,829 Charles Schwab Corp $ 7,801,688
11,503 (a) Coinbase Global, Inc 4,345,373
38,829 (a) Corpay, Inc 12,543,708
415 (a) Credit Acceptance Corp 203,466
174,371 Equitable Holdings, Inc 8,953,951
1,423 Factset Research Systems, Inc 573,327
87,063 (a) Fiserv, Inc 12,096,533
8,562 (a) Freedom Holding Corp 1,590,948
8,619 Goldman Sachs Group, Inc 6,236,622
14,905 Hamilton Lane, Inc 2,270,031
11,820 Houlihan Lokey, Inc 2,253,601
12,940 Interactive Brokers Group, Inc (Class A) 848,346
18,169 Jefferies Financial Group, Inc 1,047,625
96,584 KKR & Co, Inc 14,157,283
12,117 Lazard, Inc 629,842
44,188 LPL Financial Holdings, Inc 17,486,517
455,268 Mastercard, Inc (Class A) 257,895,664
87,079 Moody's Corp 44,909,253
7,331 Morningstar, Inc 2,026,728
21,140 MSCI, Inc (Class A) 11,867,150
56,552 (a) Robinhood Markets, Inc 5,827,684
36,294 (a),(b) Shift4 Payments, Inc 3,738,282
16,535 SLM Corp 525,813
87,578 (a) SoFi Technologies, Inc 1,977,511
252,624 (a) Toast, Inc 12,338,156
69,349 TPG, Inc 3,957,747
5,561 Tradeweb Markets, Inc 770,477
68,515 UWM Holdings Corp 275,430
953,057 Visa, Inc (Class A) 329,252,602
2,088 (a) WEX, Inc 354,292
10,914 XP, Inc 176,152
TOTAL FINANCIAL SERVICES 967,666,953
FOOD, BEVERAGE & TOBACCO - 0.7%
86,466 (a) Celsius Holdings, Inc 3,920,368
1,064,324 Coca-Cola Co 72,256,956
4,025 Coca-Cola Consolidated Inc 449,794
9,983 (a) Darling International, Inc 323,250
6,487 (a) Freshpet, Inc 443,192
8,253 Hershey Co 1,536,131
389,735 (a) Monster Beverage Corp 22,896,931
107,210 PepsiCo, Inc 14,786,403
TOTAL FOOD, BEVERAGE & TOBACCO 116,613,025
HEALTH CARE EQUIPMENT & SERVICES - 1.9%
102,607 AmerisourceBergen Corp 29,353,811
140,371 (a) Boston Scientific Corp 14,727,725
69,331 Cardinal Health, Inc 10,761,558
814 Chemed Corp 335,612
12,054 Cigna Group 3,222,999
18,152 (a) DaVita, Inc 2,547,996
217,133 (a) DexCom, Inc 17,537,832
74,587 (a) Doximity, Inc 4,381,986
21,127 HCA, Inc 7,478,747
45,095 (a) IDEXX Laboratories, Inc 24,094,709
16,482 (a) Inspire Medical Systems, Inc 2,052,668
39,257 (a) Insulet Corp 11,321,719
199,730 (a) Intuitive Surgical, Inc 96,088,106
25,751 (a) Masimo Corp 3,960,246
64,844 McKesson Corp 44,971,908
13,808 (a) Molina Healthcare, Inc 2,179,869
20,087 (a) Penumbra, Inc 5,067,348
19,283 Resmed, Inc 5,243,819
49,233 Stryker Corp 19,335,276

Large Cap Growth Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
65,299 (a) Veeva Systems, Inc $ 18,557,976
TOTAL HEALTH CARE EQUIPMENT & SERVICES 323,221,910
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
211,719 Colgate-Palmolive Co 17,752,638
64,280 Kimberly-Clark Corp 8,010,574
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 25,763,212
INSURANCE - 0.4%
108,619 Aon plc 38,636,865
16,685 Brown & Brown, Inc 1,524,508
2,837 Everest Re Group Ltd 952,665
9,339 Gallagher (Arthur J.) & Co 2,682,628
12,260 Kinsale Capital Group, Inc 5,402,859
1,383 (a) Markel Corp 2,777,465
33,431 Marsh & McLennan Cos, Inc 6,659,455
16,796 Progressive Corp 4,065,304
2,132 RLI Corp 140,691
51,253 Ryan Specialty Holdings, Inc 3,136,171
TOTAL INSURANCE 65,978,611
MATERIALS - 0.3%
34,883 AngloGold Ashanti PLC 1,613,339
4,854 Carpenter Technology Corp 1,210,539
1,138 Eagle Materials, Inc 255,242
34,952 Ecolab, Inc 9,149,036
56,058 (a) James Hardie Industries plc 1,454,144
118,399 Sherwin-Williams Co 39,175,861
7,693 Steel Dynamics, Inc 981,319
TOTAL MATERIALS 53,839,480
MEDIA & ENTERTAINMENT - 11.2%
1,708,208 Alphabet, Inc 329,444,995
2,097,894 Alphabet, Inc (Class A) 402,585,859
43,964 (a) DoubleVerify Holdings, Inc 673,528
14,915 (a) Liberty Broadband Corp 914,588
674 (a) Liberty Broadband Corp (Class A) 41,202
4,443 (a) Liberty Media Corp-Liberty Formula One (Class A) 400,403
37,171 (a) Liberty Media Corp-Liberty Formula One (Class C) 3,730,110
88,537 (a) Live Nation, Inc 13,076,915
1,003,718 Meta Platforms, Inc 776,315,650
237,122 (a) Netflix, Inc 274,919,247
965 Nexstar Media Group, Inc 180,561
167,572 (a) Pinterest, Inc 6,468,279
63,103 (a) Reddit, Inc 10,133,711
315,278 (a) ROBLOX Corp 43,442,156
8,594 (a) Roku, Inc 809,211
86,067 (a) Spotify Technology S.A. 53,924,418
32,454 (a) Take-Two Interactive Software, Inc 7,228,479
16,730 TKO Group Holdings, Inc 2,810,807
16,000 (a) Trump Media & Technology Group Corp 281,440
TOTAL MEDIA & ENTERTAINMENT 1,927,381,559
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
991,237 AbbVie, Inc 187,363,618
69,682 (a) Alnylam Pharmaceuticals, Inc 27,332,068
222,043 Amgen, Inc 65,524,889
35,949 (a) Apellis Pharmaceuticals, Inc 803,101
223,876 Bristol-Myers Squibb Co 9,696,069
53,667 (a) Corcept Therapeutics, Inc 3,604,812
448,229 Eli Lilly & Co 331,720,836
5,870 (a) Exact Sciences Corp 275,596
118,376 (a) Exelixis, Inc 4,287,579
191,478 Gilead Sciences, Inc 21,501,065
69,978 (a) Halozyme Therapeutics, Inc 4,196,581
23,383 (a) Incyte Corp 1,751,153
90,545 (a) Insmed, Inc 9,713,667

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
83,863 (a) Ionis Pharmaceuticals, Inc $ 3,604,432
13,670 (a) Medpace Holdings, Inc 5,839,824
70,519 (a) Natera, Inc 9,425,569
47,326 (a) Neurocrine Biosciences, Inc 6,068,613
4,286 (a) Repligen Corp 501,762
10,802 (a) Sarepta Therapeutics, Inc 177,369
66,729 (a),(b) Summit Therapeutics, Inc 1,759,644
47,003 (a),(b) Tempus AI, Inc 2,659,900
49,013 (a) Ultragenyx Pharmaceutical, Inc 1,339,035
143,918 (a) Vertex Pharmaceuticals, Inc 65,751,817
4,941 (a),(b) Viking Therapeutics, Inc 160,928
17,793 (a) Waters Corp 5,137,907
199,308 Zoetis, Inc 29,057,113
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 799,254,947
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
18,624 (a) CBRE Group, Inc 2,900,502
29,576 (a) CoStar Group, Inc 2,815,340
7,879 (a) Jones Lang LaSalle, Inc 2,130,166
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 7,846,008
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.0%
527,084 (a) Advanced Micro Devices, Inc 92,930,180
128,876 Applied Materials, Inc 23,205,413
77,507 (a) Astera Labs, Inc 10,597,532
2,583,870 Broadcom, Inc 758,882,619
72,175 (a) Enphase Energy, Inc 2,335,583
13,940 Entegris, Inc 1,093,732
74,492 KLA Corp 65,480,703
715,849 Lam Research Corp 67,891,119
59,625 (a) Lattice Semiconductor Corp 2,971,114
8,973 (a) MACOM Technology Solutions Holdings, Inc 1,230,557
36,894 Marvell Technology, Inc 2,965,171
25,648 Monolithic Power Systems, Inc 18,241,884
13,094,200 Nvidia Corp 2,329,065,354
6,771 (a) Onto Innovation, Inc 641,552
140,295 QUALCOMM, Inc 20,589,694
208,163 Texas Instruments, Inc 37,689,993
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,435,812,200
SOFTWARE & SERVICES - 21.3%
238,154 (a) Adobe, Inc 85,185,304
11,816 (a) Appfolio, Inc 3,159,362
133,389 (a) AppLovin Corp 52,115,082
89,792 (a) Atlassian Corp Ltd 17,220,310
119,294 (a) Autodesk, Inc 36,159,204
89,923 Bentley Systems, Inc 5,213,736
152,695 (a) Cadence Design Systems, Inc 55,668,016
172,677 (a) Cloudflare, Inc 35,861,559
158,020 (a) Confluent, Inc 2,800,904
136,655 (a) Crowdstrike Holdings, Inc 62,119,263
172,641 (a) Datadog, Inc 24,166,287
86,694 (a) DocuSign, Inc 6,557,534
40,799 (a) Dropbox, Inc 1,108,509
169,135 (a) Dynatrace, Inc 8,898,192
51,786 (a) Elastic NV 4,334,488
10,833 (a) Fair Isaac Corp 15,563,988
356,108 (a) Fortinet, Inc 35,575,189
41,613 (a) Gartner, Inc 14,092,242
34,078 Gen Digital, Inc 1,004,960
72,407 (a) Gitlab, Inc 3,172,151
2,407 (a) Globant S.A. 202,814
75,413 (a) GoDaddy, Inc 12,185,233
45,527 (a) Guidewire Software, Inc 10,299,118
29,044 (a) HubSpot, Inc 15,092,715

Large Cap Growth Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
152,783 Intuit, Inc $ 119,954,517
8,590 (a) Kyndryl Holdings, Inc 324,444
34,286 (a) Manhattan Associates, Inc 7,531,263
4,149,399 Microsoft Corp 2,213,704,367
8,037 (a) MicroStrategy, Inc (Class A) 3,229,749
4,297 (a) MongoDB, Inc 1,022,213
8,465 (a),(b) nCino OpCo, Inc 236,385
34,050 (a) Nutanix, Inc 2,559,539
35,929 (a) Okta, Inc 3,513,856
926,441 Oracle Corp 235,102,933
1,222,091 (a) Palantir Technologies, Inc 193,518,110
367,582 (a) Palo Alto Networks, Inc 63,812,235
16,495 Pegasystems, Inc 968,421
65,470 (a) Procore Technologies, Inc 4,689,616
7,879 (a) PTC, Inc 1,692,488
43,129 (a) RingCentral, Inc 1,099,358
33,108 (a) Rubrik, Inc 3,143,605
57,763 Salesforce, Inc 14,921,916
153,235 (a) Samsara, Inc 5,827,527
120,102 (a) SentinelOne, Inc 2,202,671
115,653 (a) ServiceNow, Inc 109,074,657
174,906 (a) Snowflake, Inc 39,091,491
75,825 (a) Synopsys, Inc 48,032,863
12,546 (a) Teradata Corp 262,588
249,724 (a) Trade Desk, Inc 21,715,999
12,336 (a) Twilio, Inc 1,591,344
20,164 (a) Tyler Technologies, Inc 11,787,068
10,502 (a) Unity Software, Inc 350,347
120,440 (a) Workday, Inc 27,626,527
53,974 (a) Zscaler, Inc 15,412,815
TOTAL SOFTWARE & SERVICES 3,661,757,072
TECHNOLOGY HARDWARE & EQUIPMENT - 11.1%
674,906 Amphenol Corp (Class A) 71,884,238
8,247,396 Apple, Inc 1,711,911,988
577,286 (a) Arista Networks, Inc 71,133,181
5,410 CDW Corp 943,396
25,423 Dell Technologies, Inc 3,373,378
37,027 Jabil Inc 8,263,315
2,966 (a) Lumentum Holdings, Inc 326,497
38,862 Motorola Solutions, Inc 17,059,641
44,682 NetApp, Inc 4,652,737
155,825 (a) Pure Storage, Inc 9,274,704
134,442 (a),(b) Super Micro Computer, Inc 7,928,045
2,403 Ubiquiti, Inc 1,046,434
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,907,797,554
TELECOMMUNICATION SERVICES - 0.0%
82,031 (a),(b) AST SpaceMobile, Inc 4,361,588
134 (a),(b) GCI Liberty, Inc 4,428
2,983 (a) GCI Liberty, Inc 99,185
5,866 Iridium Communications, Inc 143,482
TOTAL TELECOMMUNICATION SERVICES 4,608,683
TRANSPORTATION - 0.7%
12,065 (a) Alaska Air Group, Inc 638,962
6,839 (a),(b) Amerco, Inc 395,705
25,356 (a) American Airlines Group, Inc 291,340
1,206 (a) Avis Budget Group, Inc 205,309
36,466 (a) Lyft, Inc (Class A) 512,712
6,013 Old Dominion Freight Line 897,440
30,661 Southwest Airlines Co 948,345
1,126,516 (a) Uber Technologies, Inc 98,851,779
19,746 U-Haul Holding Co 1,026,792
26,933 Union Pacific Corp 5,978,318

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
13,488 (a) XPO, Inc $ 1,622,472
TOTAL TRANSPORTATION 111,369,174
UTILITIES - 0.3%
109,823 NRG Energy, Inc 18,362,406
189,299 Vistra Corp 39,476,413
TOTAL UTILITIES 57,838,819
TOTAL COMMON STOCKS
(Cost $5,200,375,575) 17,100,714,100
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.5%
195,949 iShares Russell 1000 Growth ETF 86,297,899
TOTAL INVESTMENT COMPANIES
(Cost $78,757,156) 86,297,899
TOTAL LONG-TERM INVESTMENTS
(Cost $5,279,132,731) 17,187,011,999
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
8,779,438 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (d) 8,779,438
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $8,779,438) 8,779,438
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
$ 5,611,000 (e) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 5,611,000
TOTAL REPURCHASE AGREEMENT 5,611,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,611,000) 5,611,000
TOTAL INVESTMENTS - 100.0%
(Cost $5,293,523,169) 17,201,402,437
OTHER ASSETS & LIABILITIES, NET - (0.0)% (7,512,743)
NET ASSETS - 100.0% $ 17,193,889,694
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,262,954.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $5,611,680 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 7/31/27, valued at $5,723,350.

Large Cap Growth Index

Portfolio of Investments July 31, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Growth Index
Long-Term Investments
:
Common stocks $17,100,714,100 $— $— $17,100,714,100
Investment companies 86,297,899 — — 86,297,899
Investments purchased with collateral from securities lending 8,779,438 — — 8,779,438
Short-Term Investments
:
Repurchase agreement — 5,611,000 — 5,611,000
Total $17,195,791,437 $5,611,000 $— $17,201,402,437
1 1 1 1 1

Portfolio of Investments July 31, 2025
Large Cap Value Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 0.6%
93,493 (a) Aptiv plc $ 6,417,359
88,400 BorgWarner, Inc 3,253,120
1,555,151 Ford Motor Co 17,215,522
384,883 General Motors Co 20,529,659
99,137 Gentex Corp 2,619,199
35,178 Harley-Davidson, Inc 855,881
20,545 Lear Corp 1,937,188
425,015 (a),(b) Lucid Group, Inc 1,045,537
142,626 (a),(b) QuantumScape Corp 1,226,584
316,606 (a),(b) Rivian Automotive, Inc 4,074,719
21,797 (b) Thor Industries, Inc 1,983,309
TOTAL AUTOMOBILES & COMPONENTS 61,158,077
BANKS - 7.3%
2,514,080 Bank of America Corp 118,840,562
42,098 Bank OZK 2,075,431
5,942 BOK Financial Corp 603,291
606,064 Citigroup, Inc 56,788,197
177,214 Citizens Financial Group, Inc 8,456,652
71,531 Columbia Banking System, Inc 1,702,438
54,698 Comerica, Inc 3,695,944
45,126 Commerce Bancshares, Inc 2,761,711
22,378 Cullen/Frost Bankers, Inc 2,851,181
55,694 East West Bancorp, Inc 5,583,323
264,171 Fifth Third Bancorp 10,981,588
4,027 First Citizens Bancshares, Inc (Class A) 8,032,898
43,394 First Hawaiian, Inc 1,052,304
205,369 First Horizon National Corp 4,479,098
124,159 FNB Corp 1,902,116
590,792 Huntington Bancshares, Inc 9,706,713
1,105,816 JPMorgan Chase & Co 327,586,932
396,693 Keycorp 7,108,739
64,686 M&T Bank Corp 12,206,248
29,031 Pinnacle Financial Partners, Inc 2,551,535
157,517 PNC Financial Services Group, Inc 29,970,760
24,289 Popular, Inc 2,783,034
35,812 Prosperity Bancshares, Inc 2,385,795
366,993 Regions Financial Corp 9,295,933
40,969 SouthState Corp 3,858,051
54,135 Synovus Financial Corp 2,557,337
25,692 TFS Financial Corp 336,822
522,365 Truist Financial Corp 22,832,574
622,512 US Bancorp 27,988,139
68,347 Webster Financial Corp 3,940,205
1,297,649 Wells Fargo & Co 104,629,439
34,846 Western Alliance Bancorp 2,702,656
25,601 Wintrust Financial Corp 3,276,416
60,256 Zions Bancorporation 3,230,927
TOTAL BANKS 808,754,989
CAPITAL GOODS - 10.1%
180,135 3M Co 26,879,745
47,218 A.O. Smith Corp 3,342,562
12,072 Acuity Brands, Inc 3,758,617
28,859 Advanced Drainage Systems, Inc 3,311,570
51,042 Aecom Technology Corp 5,754,475
25,839 AGCO Corp 3,048,227
36,595 Air Lease Corp 2,027,363
56,288 (a) Allegheny Technologies, Inc 4,330,799
34,457 Allegion plc 5,717,105

Large Cap Value Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
24,931 Allison Transmission Holdings, Inc $ 2,245,535
92,256 Ametek, Inc 17,053,522
146,836 (a) API Group Corp 5,296,375
15,564 Applied Industrial Technologies, Inc 4,225,626
12,025 Armstrong World Industries, Inc 2,262,744
247,721 (a) Boeing Co 54,954,427
44,302 (a) Builders FirstSource, Inc 5,632,113
30,711 BWX Technologies, Inc 4,665,922
15,459 Carlisle Cos, Inc 5,483,462
320,904 Carrier Global Corp 22,020,432
161,705 Caterpillar, Inc 70,830,024
374,165 CNH Industrial NV 4,849,178
31,238 (a) Core & Main, Inc 1,987,986
19,174 Crane Co 3,753,694
54,849 Cummins, Inc 20,163,589
15,354 Curtiss-Wright Corp 7,526,838
97,311 Deere & Co 51,026,969
43,856 Donaldson Co, Inc 3,156,316
53,574 Dover Corp 9,704,394
156,082 Eaton Corp plc 60,047,867
11,988 EMCOR Group, Inc 7,522,350
224,531 Emerson Electric Co 32,671,506
20,978 Esab Corp 2,814,618
18,701 (a) Everus Construction Group, Inc 1,388,736
77,052 Fastenal Co 3,554,409
72,652 Ferguson Enterprises, Inc 16,225,371
54,287 Flowserve Corp 3,042,243
138,681 Fortive Corp 6,646,980
42,977 Fortune Brands Innovations, Inc 2,343,966
100,645 (a) Gates Industrial Corp plc 2,495,996
23,852 (a) Generac Holdings, Inc 4,643,746
100,683 General Dynamics Corp 31,373,830
63,872 Graco, Inc 5,363,971
64,477 (a) Hayward Holdings, Inc 991,656
33,600 Hexcel Corp 2,012,976
256,391 Honeywell International, Inc 57,008,539
21,854 Hubbell, Inc 9,560,688
15,581 Huntington Ingalls Industries, Inc 4,344,918
30,298 IDEX Corp 4,954,026
78,096 Illinois Tool Works, Inc 19,990,233
160,719 Ingersoll Rand, Inc 13,601,649
30,775 ITT, Inc 5,230,519
262,945 Johnson Controls International plc 27,609,225
74,444 L3Harris Technologies, Inc 20,458,700
18,745 Leonardo DRS, Inc 779,792
22,150 Lincoln Electric Holdings, Inc 5,393,525
3,145 (a) Loar Holdings, Inc 232,447
60,046 Lockheed Martin Corp 25,278,165
86,193 Masco Corp 5,872,329
20,060 (a) Mastec, Inc 3,795,553
20,280 (a) Middleby Corp 2,944,656
15,645 MSC Industrial Direct Co (Class A) 1,355,170
44,296 Mueller Industries, Inc 3,781,550
22,016 Nordson Corp 4,716,047
54,029 Northrop Grumman Corp 31,153,662
65,157 nVent Electric plc 5,109,612
27,022 Oshkosh Corp 3,419,094
157,658 Otis Worldwide Corp 13,509,714
32,223 Owens Corning, Inc 4,492,853
205,402 PACCAR, Inc 20,285,502
51,289 Parker-Hannifin Corp 37,538,419
66,820 Pentair plc 6,829,004

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
13,554 Quanta Services, Inc $ 5,504,686
209,656 (a) QXO, Inc 4,205,699
46,227 (a) Ralliant Corp 2,113,498
10,092 (a) RBC Bearings, Inc 3,909,035
26,975 Regal-Beloit Corp 4,123,938
41,473 Rockwell Automation, Inc 14,586,469
532,775 RTX Corp 83,949,357
48,377 Sensata Technologies Holding plc 1,488,077
16,456 Simpson Manufacturing Co, Inc 2,952,700
11,582 (a) SiteOne Landscape Supply, Inc 1,596,347
20,935 Snap-On, Inc 6,724,113
37,879 (a) Spirit Aerosystems Holdings, Inc (Class A) 1,492,433
52,754 (a) StandardAero, Inc 1,506,127
58,262 Stanley Black & Decker, Inc 3,941,424
73,510 Textron, Inc 5,716,873
24,021 Timken Co 1,827,758
40,432 Toro Co 3,002,076
18,175 TransDigm Group, Inc 29,233,760
43,587 (a) Trex Co, Inc 2,800,029
25,838 United Rentals, Inc 22,813,404
6,986 Valmont Industries, Inc 2,542,555
2,444 W.W. Grainger, Inc 2,540,636
14,216 Watsco, Inc 6,409,710
19,053 WESCO International, Inc 3,943,209
67,648 Westinghouse Air Brake Technologies Corp 12,991,798
46,695 WillScot Mobile Mini Holdings Corp 1,370,498
24,030 Woodward Inc 6,177,632
96,836 Xylem, Inc 14,004,422
TOTAL CAPITAL GOODS 1,130,863,684
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
57,621 (a) Amentum Holdings, Inc 1,438,796
10,999 Automatic Data Processing, Inc 3,404,191
4,301 Broadridge Financial Solutions, Inc 1,064,541
8,765 (a) CACI International, Inc (Class A) 4,036,896
56,788 (a) Ceridian HCM Holding, Inc 3,274,964
87,565 (a) Clarivate plc 337,125
20,631 (a) Clean Harbors, Inc 4,864,996
13,175 (b) Concentrix Corp 684,705
23,637 (a) Copart, Inc 1,071,465
97,423 Dun & Bradstreet Holdings, Inc 886,549
41,548 Equifax, Inc 9,981,076
12,995 (a) FTI Consulting, Inc 2,161,718
65,745 Genpact Ltd 2,896,067
49,589 Jacobs Solutions, Inc 7,035,191
44,782 KBR, Inc 2,093,111
49,978 Leidos Holdings, Inc 7,978,988
21,463 Manpower, Inc 885,349
13,861 MSA Safety, Inc 2,465,456
19,607 (a) Parsons Corp 1,454,839
87,551 Paychex, Inc 12,636,236
8,075 Paycom Software, Inc 1,869,686
1,524 (a) Paylocity Holding Corp 281,757
67,994 RB Global, Inc 7,361,031
80,809 Republic Services, Inc 18,638,596
43,197 Robert Half International, Inc 1,594,401
18,439 Science Applications International Corp 2,055,580
82,323 SS&C Technologies Holdings, Inc 7,036,970
89,660 Tetra Tech, Inc 3,294,108
78,436 TransUnion 7,466,323
58,100 Veralto Corp 6,090,623

Large Cap Value Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
22,858 Verisk Analytics, Inc $ 6,370,753
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 132,712,087
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.3%
1,050,057 (a) Amazon.com, Inc 245,828,844
9,343 (a) Autonation, Inc 1,799,835
5,613 (a) Autozone, Inc 21,151,917
83,625 Bath & Body Works, Inc 2,421,780
78,954 Best Buy Co, Inc 5,136,747
62,665 (a) Carmax, Inc 3,547,466
22,173 Dick's Sporting Goods, Inc 4,689,811
1,317 (b) Dillard's, Inc (Class A) 614,947
183,547 eBay, Inc 16,840,437
17,347 (a) Etsy, Inc 1,010,810
21,993 (a) Five Below, Inc 3,002,484
28,571 (a) Floor & Decor Holdings, Inc 2,189,681
164,378 (a) GameStop Corp (Class A) 3,690,286
91,199 Gap, Inc 1,774,733
56,658 Genuine Parts Co 7,302,083
94,380 Home Depot, Inc 34,685,594
9,277 Lithia Motors, Inc (Class A) 2,671,776
104,044 LKQ Corp 3,066,177
223,299 Lowe's Cos, Inc 49,922,957
105,482 Macy's, Inc 1,332,238
23,513 (a) Ollie's Bargain Outlet Holdings, Inc 3,212,581
29,385 (a) O'Reilly Automotive, Inc 2,889,133
7,409 Penske Auto Group, Inc 1,240,341
11,937 Pool Corp 3,678,267
4,185 (a) RH 860,520
102,751 Ross Stores, Inc 14,029,622
222,921 TJX Cos, Inc 27,760,352
13,834 (a) Ulta Beauty, Inc 7,124,648
5,919 (a) Valvoline, Inc 208,645
25,270 (a) Wayfair, Inc 1,658,723
41,152 Williams-Sonoma, Inc 7,697,482
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 483,040,917
CONSUMER DURABLES & APPAREL - 1.2%
60,938 (a) Amer Sports, Inc 2,287,612
16,927 (a) BK LC Lux Finco 2 Sarl 847,873
23,177 Brunswick Corp 1,350,987
10,015 Columbia Sportswear Co 566,549
20,673 (a) Crocs, Inc 2,061,718
112,082 DR Horton, Inc 16,009,793
64,972 (a) Garmin Ltd 14,213,275
53,994 Hasbro, Inc 4,058,189
90,162 Lennar Corp (Class A) 10,114,373
3,727 Lennar Corp (Class B) 399,460
18,216 (a) Lululemon Athletica, Inc 3,652,854
128,656 (a) Mattel, Inc 2,188,439
19,025 (a) Mohawk Industries, Inc 2,178,553
109,380 Newell Rubbermaid, Inc 613,622
460,774 Nike, Inc (Class B) 34,415,210
1,145 (a) NVR, Inc 8,644,166
78,451 Pulte Homes, Inc 8,858,687
20,153 PVH Corp 1,479,633
14,806 Ralph Lauren Corp 4,423,292
22,750 (a) SharkNinja Global SPV Ltd 2,641,275
52,891 (a) Skechers U.S.A., Inc (Class A) 3,345,356
6,994 Tapestry, Inc 755,562
37,499 Toll Brothers, Inc 4,438,382
10,599 (a) TopBuild Corp 3,926,188
82,356 (a) Under Armour, Inc (Class A) 546,844
77,183 (a) Under Armour, Inc (Class C) 486,253

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
116,089 VF Corp $ 1,360,563
19,127 (b) Whirlpool Corp 1,588,306
25,627 (a) YETI Holdings, Inc 941,536
TOTAL CONSUMER DURABLES & APPAREL 138,394,550
CONSUMER SERVICES - 1.7%
119,993 ADT, Inc 1,001,942
104,082 Aramark 4,429,730
748 Booking Holdings, Inc 4,117,037
23,540 Boyd Gaming Corp 1,998,546
20,214 (a) Bright Horizons Family Solutions, Inc 2,286,204
71,803 (a) Caesars Entertainment, Inc 1,915,704
293,984 (a) Carnival Corp 8,751,904
7,678 (b) Choice Hotels International, Inc 980,557
4,170 Churchill Downs, Inc 446,357
2,396 Darden Restaurants, Inc 483,201
8,974 Domino's Pizza, Inc 4,156,847
12,361 (a) Flutter Entertainment plc 3,736,236
8,199 (a) Grand Canyon Education, Inc 1,382,597
41,723 H&R Block, Inc 2,267,228
16,431 Hyatt Hotels Corp 2,316,278
20,386 Marriott International, Inc (Class A) 5,378,438
268,585 McDonald's Corp 80,594,301
83,692 (a) MGM Resorts International 3,050,573
17,600 (a) Norwegian Cruise Line Holdings Ltd 449,856
59,952 (a),(b) Penn National Gaming, Inc 1,082,733
47,919 (b) Restaurant Brands International, Inc 3,251,783
56,881 Service Corp International 4,340,589
393,051 Starbucks Corp 35,044,427
17,244 Travel & Leisure Co 1,021,707
2,604 Vail Resorts, Inc 391,277
4,658 Wendy's Co 45,881
3,226 Wyndham Hotels & Resorts, Inc 277,436
34,116 Wynn Resorts Ltd 3,719,668
73,744 Yum! Brands, Inc 10,630,198
TOTAL CONSUMER SERVICES 189,549,235
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
169,177 Albertsons Cos, Inc 3,251,582
45,492 (a) BJ's Wholesale Club Holdings, Inc 4,817,603
12,460 Casey's General Stores, Inc 6,480,820
86,600 Dollar General Corp 9,084,340
82,981 (a) Dollar Tree, Inc 9,422,493
241,642 Kroger Co 16,939,104
66,186 (a) Maplebear, Inc 3,174,942
52,697 (a) Performance Food Group Co 5,290,779
87,734 Sysco Corp 6,983,626
181,065 Target Corp 18,197,032
91,712 (a) US Foods Holding Corp 7,642,361
277,171 Walgreens Boots Alliance, Inc 3,226,270
1,559,318 Walmart, Inc 152,781,978
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 247,292,930
ENERGY - 6.0%
136,617 Antero Midstream Corp 2,506,922
118,351 (a) Antero Resources Corp 4,134,000
126,519 APA Corp 2,440,551
396,392 Baker Hughes Co 17,857,460
293,619 Cabot Oil & Gas Corp 7,161,367
48,062 Cheniere Energy, Inc 11,336,865
86,395 Chesapeake Energy Corp 9,052,468
764,855 Chevron Corp 115,982,612
23,254 Chord Energy Corp 2,565,614
34,159 Civitas Resources, Inc 1,037,067
504,261 ConocoPhillips 48,076,244

Large Cap Value Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
254,027 Devon Energy Corp $ 8,438,777
77,894 Diamondback Energy, Inc 11,579,722
39,305 DT Midstream, Inc 4,037,803
219,880 EOG Resources, Inc 26,389,998
235,965 EQT Corp 12,683,119
1,725,452 Exxon Mobil Corp 192,629,461
350,213 Halliburton Co 7,844,771
58,766 HF Sinclair Corp 2,582,178
774,887 Kinder Morgan, Inc 21,743,329
124,177 Marathon Petroleum Corp 21,133,684
46,549 Matador Resources Co 2,321,864
163,566 NOV, Inc 2,057,660
275,120 Occidental Petroleum Corp 12,088,773
249,045 ONEOK, Inc 20,449,085
107,046 Ovintiv, Inc 4,408,154
260,312 Permian Resources Corp 3,686,018
150,826 Phillips 66 18,639,077
87,013 Range Resources Corp 3,195,117
555,694 Schlumberger Ltd 18,782,457
159,129 TechnipFMC plc 5,787,522
124,399 Valero Energy Corp 17,081,227
53,608 Viper Energy Partners LP 2,018,877
22,675 Weatherford International plc 1,282,271
459,509 Williams Cos, Inc 27,547,565
TOTAL ENERGY 670,559,679
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.8%
40,994 Agree Realty Corp 2,939,270
69,687 Alexandria Real Estate Equities, Inc 5,326,177
135,275 American Homes 4 Rent 4,692,690
112,292 Americold Realty Trust, Inc 1,805,655
58,094 AvalonBay Communities, Inc 10,821,750
64,699 Boston Properties, Inc 4,233,256
113,821 Brixmor Property Group, Inc 2,974,143
44,349 Camden Property Trust 4,842,911
56,451 Cousins Properties, Inc 1,529,822
172,921 Crown Castle, Inc 18,172,268
95,896 CubeSmart 3,731,313
134,362 Digital Realty Trust, Inc 23,706,831
21,182 EastGroup Properties, Inc 3,457,750
28,364 EPR Properties 1,561,154
38,927 Equinix, Inc 30,564,313
77,430 Equity Lifestyle Properties, Inc 4,639,606
154,718 Equity Residential 9,778,178
26,034 Essex Property Trust, Inc 6,773,526
86,058 Extra Space Storage, Inc 11,562,753
34,034 Federal Realty Investment Trust 3,136,573
52,279 First Industrial Realty Trust, Inc 2,547,033
100,630 Gaming and Leisure Properties, Inc 4,586,715
128,120 Healthcare Realty Trust, Inc 1,967,923
283,155 Healthpeak Properties, Inc 4,796,646
33,532 Highwoods Properties, Inc 972,763
277,744 Host Hotels & Resorts Inc 4,366,136
249,941 Invitation Homes, Inc 7,660,692
116,404 Iron Mountain, Inc 11,333,093
44,162 Kilroy Realty Corp 1,627,811
267,829 Kimco Realty Corp 5,686,010
26,722 Lineage, Inc 1,153,054
119,445 Medical Properties Trust, Inc 492,113
47,530 Mid-America Apartment Communities, Inc 6,769,698
41,542 Millrose Properties, Inc 1,245,845
74,180 National Retail Properties, Inc 3,060,667
19,091 National Storage Affiliates Trust 562,421

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
114,191 Omega Healthcare Investors, Inc $ 4,442,030
75,680 Park Hotels & Resorts, Inc 806,749
369,490 Prologis, Inc 39,454,142
54,726 Public Storage, Inc 14,882,188
56,864 Rayonier, Inc 1,325,500
356,252 Realty Income Corp 19,996,425
68,919 Regency Centers Corp 4,920,817
97,267 Rexford Industrial Realty, Inc 3,553,163
42,414 SBA Communications Corp 9,531,274
100,518 Simon Property Group, Inc 16,463,843
76,252 STAG Industrial, Inc 2,617,731
41,730 Sun Communities, Inc 5,175,772
127,572 UDR, Inc 5,012,304
172,313 Ventas, Inc 11,575,987
421,043 VICI Properties, Inc 13,726,002
69,805 Vornado Realty Trust 2,681,908
261,012 Welltower, Inc 43,085,251
296,067 Weyerhaeuser Co 7,416,478
87,580 WP Carey, Inc 5,619,133
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 427,365,256
FINANCIAL SERVICES - 11.6%
11,414 Affiliated Managers Group, Inc 2,395,456
44,425 (a) Affirm Holdings, Inc 3,045,778
363,577 AGNC Investment Corp 3,428,531
101,639 Ally Financial, Inc 3,847,036
147,041 American Express Co 44,010,842
3,148 Ameriprise Financial, Inc 1,631,262
237,563 Annaly Capital Management, Inc 4,829,656
51,127 Apollo Global Management, Inc 7,429,776
264,599 Bank of New York Mellon Corp 26,843,569
734,383 (a) Berkshire Hathaway, Inc 346,540,650
60,763 BlackRock, Inc 67,204,486
138,129 (a) Block, Inc 10,671,847
96,690 (b) Brookfield Asset Management Ltd 5,962,872
250,338 Capital One Financial Corp 53,822,670
106,834 Carlyle Group, Inc 6,480,550
41,364 Cboe Global Markets, Inc 9,970,379
620,219 Charles Schwab Corp 60,614,003
143,243 CME Group, Inc 39,861,662
74,116 (a) Coinbase Global, Inc 27,998,060
98,100 Corebridge Financial, Inc 3,488,436
2,512 (a) Credit Acceptance Corp 1,231,583
15,211 (a) Euronet Worldwide, Inc 1,478,205
15,151 Evercore Partners, Inc (Class A) 4,562,572
14,500 Factset Research Systems, Inc 5,842,050
209,804 Fidelity National Information Services, Inc 16,660,536
159,091 (a) Fiserv, Inc 22,104,104
123,141 Franklin Resources, Inc 2,955,384
1,074 (a) Freedom Holding Corp 199,565
99,736 Global Payments, Inc 7,973,893
114,738 Goldman Sachs Group, Inc 83,023,269
5,675 Hamilton Lane, Inc 864,303
13,671 Houlihan Lokey, Inc 2,606,513
158,300 Interactive Brokers Group, Inc (Class A) 10,378,148
227,247 Intercontinental Exchange, Inc 42,002,063
141,087 Invesco Ltd 2,964,238
29,290 Jack Henry & Associates, Inc 4,973,881
54,213 Janus Henderson Group plc 2,347,423
47,268 Jefferies Financial Group, Inc 2,725,473
202,780 KKR & Co, Inc 29,723,492
36,207 Lazard, Inc 1,882,040
14,891 MarketAxess Holdings, Inc 3,060,101

Large Cap Value Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
95,296 MGIC Investment Corp $ 2,468,166
458,669 Morgan Stanley 65,341,986
3,083 Morningstar, Inc 852,326
25,635 (a) Mr Cooper Group, Inc 3,991,882
15,017 MSCI, Inc (Class A) 8,429,943
164,554 Nasdaq Stock Market, Inc 15,833,386
76,283 Northern Trust Corp 9,916,790
44,836 OneMain Holdings, Inc 2,591,072
387,823 (a) PayPal Holdings, Inc 26,666,710
72,570 Raymond James Financial, Inc 12,128,624
194,457 Rithm Capital Corp 2,339,318
255,243 (a) Robinhood Markets, Inc 26,302,791
59,833 (b) Rocket Cos, Inc 883,733
122,297 S&P Global, Inc 67,397,877
38,783 SEI Investments Co 3,417,558
73,670 SLM Corp 2,342,706
359,287 (a) SoFi Technologies, Inc 8,112,700
136,362 Starwood Property Trust, Inc 2,653,605
114,524 State Street Corp 12,798,057
41,536 Stifel Financial Corp 4,740,088
150,542 Synchrony Financial 10,488,261
86,118 T Rowe Price Group, Inc 8,736,671
3,248 TPG, Inc 185,363
43,629 Tradeweb Markets, Inc 6,044,798
3,810 UWM Holdings Corp 15,316
30,117 Virtu Financial, Inc 1,329,364
40,101 Voya Financial, Inc 2,807,070
119,404 Western Union Co 961,202
12,736 (a) WEX, Inc 2,161,045
140,018 XP, Inc 2,259,891
TOTAL FINANCIAL SERVICES 1,293,834,656
FOOD, BEVERAGE & TOBACCO - 3.8%
672,005 Altria Group, Inc 41,623,990
188,991 Archer-Daniels-Midland Co 10,239,532
3,106 (a) Boston Beer Co, Inc (Class A) 643,190
20,866 Brown-Forman Corp (Class A) 597,602
60,331 Brown-Forman Corp (Class B) 1,740,549
54,251 Bunge Global S.A. 4,327,060
81,726 Campbell Soup Co 2,608,694
792,201 Coca-Cola Co 53,782,526
15,281 Coca-Cola Consolidated Inc 1,707,652
204,256 ConAgra Brands, Inc 3,729,715
53,377 Constellation Brands, Inc (Class A) 8,916,094
55,657 (a) Darling International, Inc 1,802,174
73,543 Flowers Foods, Inc 1,165,656
13,586 (a) Freshpet, Inc 928,195
216,788 General Mills, Inc 10,618,276
52,322 Hershey Co 9,738,694
106,401 Hormel Foods Corp 2,988,804
23,522 Ingredion, Inc 3,094,084
42,334 J.M. Smucker Co 4,544,132
110,976 Kellogg Co 8,859,214
516,428 Keurig Dr Pepper, Inc 16,861,374
348,782 Kraft Heinz Co 9,577,554
55,652 Lamb Weston Holdings, Inc 3,176,060
98,630 McCormick & Co, Inc 6,966,237
68,359 Molson Coors Brewing Co (Class B) 3,330,450
516,294 Mondelez International, Inc 33,399,059
471,050 PepsiCo, Inc 64,967,216
620,393 Philip Morris International, Inc 101,775,472
17,640 Pilgrim's Pride Corp 835,960
20,325 (a) Post Holdings, Inc 2,150,588

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
104,879 Primo Brands Corp $ 2,895,709
35 Seaboard Corp 110,851
10,802 Smithfield Foods, Inc 260,544
107,916 Tyson Foods, Inc (Class A) 5,644,007
TOTAL FOOD, BEVERAGE & TOBACCO 425,606,914
HEALTH CARE EQUIPMENT & SERVICES - 5.3%
689,569 Abbott Laboratories 87,016,712
24,430 (a) Acadia Healthcare Co, Inc 531,841
28,000 (a) Align Technology, Inc 3,612,280
12,351 (a) Amedisys, Inc 1,217,809
207,361 Baxter International, Inc 4,512,175
113,990 Becton Dickinson & Co 20,318,717
486,625 (a) Boston Scientific Corp 51,056,695
46,930 Cardinal Health, Inc 7,284,475
202,835 (a) Centene Corp 5,287,908
27,277 (a) Certara, Inc 268,406
5,142 Chemed Corp 2,120,047
98,113 Cigna Group 26,233,454
79,363 (a) Cooper Cos, Inc 5,610,170
498,755 CVS Health Corp 30,972,686
76,411 Dentsply Sirona, Inc 1,093,441
229,300 (a) Edwards Lifesciences Corp 18,185,783
90,088 Elevance Health, Inc 25,502,111
39,584 Encompass Health Corp 4,358,594
58,488 (a) Envista Holdings Corp 1,104,838
182,321 GE HealthCare Technologies, Inc 13,003,134
41,507 (a) Globus Medical, Inc 2,184,513
54,937 HCA, Inc 19,447,149
44,750 (a) Henry Schein, Inc 3,027,338
89,096 (a) Hologic, Inc 5,953,395
47,799 Humana, Inc 11,943,536
34,136 Labcorp Holdings, Inc 8,878,091
3,467 McKesson Corp 2,404,503
510,841 Medtronic plc 46,098,292
9,311 (a) Molina Healthcare, Inc 1,469,928
45,537 Quest Diagnostics, Inc 7,623,349
43,878 Resmed, Inc 11,932,183
56,708 (a) Solventum Corp 4,046,683
38,579 STERIS plc 8,737,758
101,866 Stryker Corp 40,005,834
17,106 Teleflex, Inc 2,044,167
37,409 (a) Tenet Healthcare Corp 6,033,324
362,332 UnitedHealth Group, Inc 90,423,574
22,492 Universal Health Services, Inc (Class B) 3,743,793
11,085 (a) Veeva Systems, Inc 3,150,357
80,896 Zimmer Biomet Holdings, Inc 7,414,118
TOTAL HEALTH CARE EQUIPMENT & SERVICES 595,853,161
HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
50,203 (a) BellRing Brands, Inc 2,740,080
97,065 Church & Dwight Co, Inc 9,101,785
47,654 Clorox Co 5,983,436
168,841 Colgate-Palmolive Co 14,157,318
173,464 (a) Coty, Inc 841,300
22,368 (a) elf Beauty, Inc 2,710,778
91,522 Estee Lauder Cos (Class A) 8,542,664
757,137 Kenvue, Inc 16,233,017
84,494 Kimberly-Clark Corp 10,529,642
935,398 Procter & Gamble Co 140,749,337
13,950 Reynolds Consumer Products, Inc 313,736
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 211,903,093
INSURANCE - 3.8%
194,331 Aflac, Inc 19,308,728

Large Cap Value Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
105,215 Allstate Corp $ 21,384,949
24,330 American Financial Group, Inc 3,038,817
232,863 American International Group, Inc 18,077,155
5,578 Aon plc 1,984,150
149,048 Arch Capital Group Ltd 12,827,071
20,613 Assurant, Inc 3,860,815
17,559 Assured Guaranty Ltd 1,485,140
30,984 Axis Capital Holdings Ltd 2,907,539
25,806 (a) Brighthouse Financial, Inc 1,234,817
97,372 Brown & Brown, Inc 8,896,880
148,330 Chubb Ltd 39,461,713
62,925 Cincinnati Financial Corp 9,282,067
5,921 CNA Financial Corp 262,478
14,356 Everest Re Group Ltd 4,820,745
106,194 Fidelity National Financial, Inc 5,992,527
40,167 First American Financial Corp 2,412,028
94,908 Gallagher (Arthur J.) & Co 27,262,323
31,063 Globe Life, Inc 4,363,420
13,995 Hanover Insurance Group, Inc 2,401,962
113,169 Hartford Financial Services Group, Inc 14,077,092
21,389 Kemper Corp 1,317,348
68,451 Lincoln National Corp 2,608,668
69,797 Loews Corp 6,319,420
3,859 (a) Markel Corp 7,749,991
173,396 Marsh & McLennan Cos, Inc 34,540,483
224,611 Metlife, Inc 17,059,205
84,080 Old Republic International Corp 3,041,174
12,192 Primerica, Inc 3,238,561
86,485 Principal Financial Group 6,731,128
221,680 Progressive Corp 53,655,427
141,329 Prudential Financial, Inc 14,638,858
26,941 Reinsurance Group of America, Inc (Class A) 5,184,795
19,515 RenaissanceRe Holdings Ltd 4,756,586
30,808 RLI Corp 2,033,020
90,115 Travelers Cos, Inc 23,451,528
70,693 Unum Group 5,076,464
119,083 W.R. Berkley Corp 8,194,101
942 White Mountains Insurance Group Ltd 1,684,108
39,378 Willis Towers Watson plc 12,435,966
TOTAL INSURANCE 419,059,247
MATERIALS - 4.1%
88,507 Air Products & Chemicals, Inc 25,479,395
43,644 (b) Albemarle Corp 2,961,245
99,677 Alcoa Corp 2,987,320
929,595 Amcor plc 8,691,713
174,035 AngloGold Ashanti PLC 8,049,119
24,532 Aptargroup, Inc 3,854,958
16,394 Ashland, Inc 845,275
31,776 Avery Dennison Corp 5,331,060
91,513 (a) Axalta Coating Systems Ltd 2,591,648
115,368 Ball Corp 6,605,972
14,979 Carpenter Technology Corp 3,735,613
41,253 Celanese Corp (Series A) 2,154,644
67,664 CF Industries Holdings, Inc 6,281,249
172,404 (a) Cleveland-Cliffs, Inc 1,813,690
272,614 Corteva, Inc 19,663,648
270,273 CRH plc 25,797,558
44,046 Crown Holdings, Inc 4,376,411
289,053 Dow, Inc 6,732,044
166,526 DuPont de Nemours, Inc 11,973,219
11,060 Eagle Materials, Inc 2,480,647
50,124 Eastman Chemical Co 3,639,504

SHARES DESCRIPTION VALUE
MATERIALS (continued)
74,435 Ecolab, Inc $ 19,484,106
95,916 Element Solutions, Inc 2,263,618
45,122 FMC Corp 1,761,563
569,701 Freeport-McMoRan, Inc (Class B) 22,924,768
117,697 Graphic Packaging Holding Co 2,631,705
46,545 Huntsman Corp 451,486
104,652 International Flavors & Fragrances, Inc 7,433,432
207,460 International Paper Co 9,696,680
18,959 (a) James Hardie Industries plc 491,796
187,036 (a) Linde plc 86,085,189
21,809 Louisiana-Pacific Corp 1,971,752
104,642 LyondellBasell Industries NV 6,061,911
23,883 Martin Marietta Materials, Inc 13,729,859
127,619 Mosaic Co 4,595,560
49,256 (a),(b) MP Materials Corp 3,029,244
2,374 NewMarket Corp 1,630,938
443,413 Newmont Goldcorp Corp 27,535,947
93,828 Nucor Corp 13,423,972
45,980 Olin Corp 870,861
36,078 Packaging Corp of America 6,990,113
92,841 PPG Industries, Inc 9,794,726
20,560 Reliance Steel & Aluminum Co 5,965,073
26,835 Royal Gold, Inc 4,063,356
51,927 RPM International, Inc 6,096,749
18,203 Scotts Miracle-Gro Co (Class A) 1,140,600
58,982 Sealed Air Corp 1,726,403
8,950 Sherwin-Williams Co 2,961,376
31,151 Silgan Holdings, Inc 1,449,456
205,344 Smurfit WestRock plc 9,113,167
38,327 Sonoco Products Co 1,727,398
30,040 Southern Copper Corp 2,828,566
51,877 Steel Dynamics, Inc 6,617,430
54,005 Vulcan Materials Co 14,833,553
12,839 Westlake Chemical Corp 1,018,133
TOTAL MATERIALS 458,446,418
MEDIA & ENTERTAINMENT - 5.8%
668,910 Alphabet, Inc 129,005,983
821,503 Alphabet, Inc (Class A) 157,646,426
36,123 (a) Charter Communications, Inc 9,730,091
1,475,225 Comcast Corp (Class A) 49,021,727
27,079 (a) DoubleVerify Holdings, Inc 414,850
103,915 Electronic Arts, Inc 15,845,998
81,946 Fox Corp (Class A) 4,569,309
54,037 Fox Corp (Class B) 2,763,452
31,137 (a) IAC, Inc 1,223,684
161,475 Interpublic Group of Cos, Inc 3,972,285
35,709 (a) Liberty Broadband Corp 2,189,676
4,845 (a) Liberty Broadband Corp (Class A) 296,175
6,403 (a) Liberty Media Corp-Liberty Formula One (Class A) 577,038
58,184 (a) Liberty Media Corp-Liberty Formula One (Class C) 5,838,764
8,510 (a) Liberty Media Corp-Liberty Live (Class A) 696,118
15,992 (a) Liberty Media Corp-Liberty Live (Class C) 1,347,006
7,004 (a) Madison Square Garden Sports Corp 1,415,508
99,850 Match Group, Inc 3,421,859
155,049 Meta Platforms, Inc 119,921,099
59,157 New York Times Co (Class A) 3,069,657
142,993 News Corp (Class A) 4,192,555
45,712 News Corp (Class B) 1,527,695
10,825 Nexstar Media Group, Inc 2,025,466
78,590 (b) Omnicom Group, Inc 5,662,410
5,322 Paramount Global (Class A) 101,597
238,863 Paramount Global (Class B) 3,002,508

Large Cap Value Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
121,462 (a) Pinterest, Inc $ 4,688,433
45,814 (a) Roku, Inc 4,313,846
76,130 Sirius XM Holdings, Inc 1,607,866
46,855 (a) Take-Two Interactive Software, Inc 10,436,014
16,116 TKO Group Holdings, Inc 2,707,649
18,534 (a) Trump Media & Technology Group Corp 326,013
721,087 Walt Disney Co 85,888,673
884,358 (a) Warner Bros Discovery, Inc 11,646,995
132,541 (a) ZoomInfo Technologies, Inc 1,435,419
TOTAL MEDIA & ENTERTAINMENT 652,529,844
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
113,367 Agilent Technologies, Inc 13,015,665
56,223 Amgen, Inc 16,591,407
265,213 (a) Avantor, Inc 3,564,463
59,675 (a) Biogen, Inc 7,638,400
74,490 (a) BioMarin Pharmaceutical, Inc 4,309,247
8,274 (a) Bio-Rad Laboratories, Inc (Class A) 2,001,894
66,575 Bio-Techne Corp 3,643,650
655,523 Bristol-Myers Squibb Co 28,390,701
42,197 Bruker BioSciences Corp 1,621,631
19,599 (a) Charles River Laboratories International, Inc 3,324,774
254,082 Danaher Corp 50,094,807
187,346 (a) Elanco Animal Health, Inc 2,562,893
71,896 (a) Exact Sciences Corp 3,375,517
20,367 (a) Exelixis, Inc 737,693
362,439 Gilead Sciences, Inc 40,698,275
64,622 (a) Illumina, Inc 6,637,326
47,914 (a) Incyte Corp 3,588,280
4,575 (a) Insmed, Inc 490,806
1,408 (a) Ionis Pharmaceuticals, Inc 60,516
71,569 (a) IQVIA Holdings, Inc 13,301,814
22,941 (a) Jazz Pharmaceuticals plc 2,629,727
958,228 Johnson & Johnson 157,858,481
1,003,339 Merck & Co, Inc 78,380,843
8,208 (a) Mettler-Toledo International, Inc 10,126,045
135,891 (a) Moderna, Inc 4,016,938
5,712 (a) Neurocrine Biosciences, Inc 732,450
102,173 Organon & Co 991,078
49,077 PerkinElmer, Inc 4,313,868
49,824 Perrigo Co plc 1,328,806
2,262,522 Pfizer, Inc 52,694,137
87,060 (b) QIAGEN NV 4,295,540
41,542 Regeneron Pharmaceuticals, Inc 22,659,499
17,728 (a) Repligen Corp 2,075,417
70,798 (a) REVOLUTION Medicines, Inc 2,638,642
154,759 (a) Roivant Sciences Ltd 1,758,062
149,773 Royalty Pharma plc 5,511,646
6,356 (a) Sarepta Therapeutics, Inc 104,366
42,802 (a) Sotera Health Co 491,795
150,393 Thermo Fisher Scientific, Inc 70,335,798
16,988 (a) United Therapeutics Corp 4,666,604
477,536 Viatris, Inc 4,173,665
40,995 (a),(b) Viking Therapeutics, Inc 1,335,207
11,606 (a) Waters Corp 3,351,349
29,242 West Pharmaceutical Services, Inc 6,996,441
34,566 Zoetis, Inc 5,039,377
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 654,155,540
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
105,498 (a) CBRE Group, Inc 16,430,258
145,426 (a) CoStar Group, Inc 13,843,101
9,872 (a) Howard Hughes Holdings, Inc 678,503
14,081 (a) Jones Lang LaSalle, Inc 3,806,939

SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
17,801 (a) Zillow Group, Inc (Class A) $ 1,366,227
65,585 (a) Zillow Group, Inc (Class C) 5,217,287
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 41,342,315
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
266,156 (a) Advanced Micro Devices, Inc 46,925,964
43,442 (a) Allegro MicroSystems, Inc 1,364,513
48,317 Amkor Technology, Inc 1,090,032
197,615 Analog Devices, Inc 44,390,258
231,755 Applied Materials, Inc 41,729,805
19,097 (a) Cirrus Logic, Inc 1,923,259
51,255 Entegris, Inc 4,021,467
39,531 (a) First Solar, Inc 6,907,252
43,237 (a) GLOBALFOUNDRIES, Inc 1,616,631
1,740,060 Intel Corp 34,453,188
7,820 (a) Lattice Semiconductor Corp 389,671
19,433 (a) MACOM Technology Solutions Holdings, Inc 2,665,042
320,227 Marvell Technology, Inc 25,736,644
210,254 Microchip Technology, Inc 14,211,068
444,894 Micron Technology, Inc 48,555,731
27,416 MKS Instruments, Inc 2,609,455
166,704 (a) ON Semiconductor Corp 9,395,438
15,595 (a) Onto Innovation, Inc 1,477,626
36,534 (a) Qorvo, Inc 3,054,242
337,705 QUALCOMM, Inc 49,561,586
62,610 Skyworks Solutions, Inc 4,291,289
62,133 Teradyne, Inc 6,674,948
213,867 Texas Instruments, Inc 38,722,759
17,943 Universal Display Corp 2,590,969
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 394,358,837
SOFTWARE & SERVICES - 3.9%
249,286 Accenture plc 66,584,291
58,614 (a) Akamai Technologies, Inc 4,472,834
41,259 Amdocs Ltd 3,521,868
402,383 (a),(b) Aurora Innovation, Inc 2,337,845
32,965 (a) BILL Holdings, Inc 1,412,550
192,252 (a) CCC Intelligent Solutions Holdings, Inc 1,859,077
196,890 Cognizant Technology Solutions Corp (Class A) 14,128,827
20,053 (a) DocuSign, Inc 1,516,809
22,677 Dolby Laboratories, Inc (Class A) 1,708,485
60,782 (a) Dropbox, Inc 1,651,447
76,594 (a) DXC Technology Co 1,042,444
20,930 (a) EPAM Systems, Inc 3,300,870
1,586 (a) Fair Isaac Corp 2,278,638
200,049 Gen Digital, Inc 5,899,445
15,923 (a) Globant S.A. 1,341,672
44,786 (a) Informatica, Inc 1,106,214
370,472 International Business Machines Corp 93,784,987
88,355 (a) Kyndryl Holdings, Inc 3,337,168
93,944 (a),(b) MicroStrategy, Inc (Class A) 37,752,336
27,615 (a) MongoDB, Inc 6,569,332
37,435 (a),(b) nCino OpCo, Inc 1,045,372
74,304 (a) Nutanix, Inc 5,585,432
39,184 (a) Okta, Inc 3,832,195
23,738 Pegasystems, Inc 1,393,658
41,373 (a) PTC, Inc 8,887,334
42,798 Roper Industries, Inc 23,556,019
15,982 (a) Rubrik, Inc 1,517,491
24,560 (a),(b) SailPoint, Inc 548,670
330,136 Salesforce, Inc 85,284,033
33,119 (a) SentinelOne, Inc 607,403
19,314 (a) Synopsys, Inc 12,234,840
30,031 (a) Teradata Corp 628,549

Large Cap Value Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
47,896 (a) Twilio, Inc $ 6,178,584
2,726 (a) Tyler Technologies, Inc 1,593,511
177,929 (a) UiPath, Inc 2,090,666
121,834 (a) Unity Software, Inc 4,064,382
33,565 VeriSign, Inc 9,024,622
102,724 (a) Zoom Video Communications, Inc 7,606,712
TOTAL SOFTWARE & SERVICES 431,286,612
TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
19,431 (a) Arrow Electronics, Inc 2,253,996
36,057 Avnet, Inc 1,908,858
49,861 CDW Corp 8,694,761
57,622 (a) Ciena Corp 5,349,626
1,585,012 Cisco Systems, Inc 107,907,617
69,691 Cognex Corp 2,841,302
62,666 (a) Coherent Corp 6,742,862
311,223 Corning, Inc 19,681,742
21,764 Crane NXT Co 1,291,476
109,296 Dell Technologies, Inc 14,502,486
22,386 (a) F5 Networks, Inc 7,016,220
155,710 (a) Flextronics International Ltd 7,765,258
519,270 Hewlett Packard Enterprise Co 10,743,696
385,296 HP, Inc 9,555,341
5,656 (b) Ingram Micro Holding Corp 111,536
8,327 (a) IPG Photonics Corp 623,609
14,973 Jabil Inc 3,341,524
68,200 (a) Keysight Technologies, Inc 11,178,662
9,838 Littelfuse, Inc 2,531,613
25,796 (a) Lumentum Holdings, Inc 2,839,624
38,441 Motorola Solutions, Inc 16,874,830
48,616 NetApp, Inc 5,062,384
15,909 (a) Pure Storage, Inc 946,904
48,989 (a) SanDisk Corp 2,102,608
107,140 (a) Super Micro Computer, Inc 6,318,046
31,398 TD SYNNEX Corp 4,533,557
18,382 (a) Teledyne Technologies, Inc 10,128,850
93,146 (a) Trimble Inc 7,814,018
57,307 Vontier Corp 2,376,521
136,387 Western Digital Corp 10,732,293
20,764 (a) Zebra Technologies Corp (Class A) 7,039,411
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 300,811,231
TELECOMMUNICATION SERVICES - 1.8%
5,354 (a) AST SpaceMobile, Inc 284,672
2,793,768 AT&T, Inc 76,577,181
86,422 (a) Frontier Communications Parent, Inc 3,175,144
43,240 (a),(c) GCI Liberty, Inc 432
969 (a),(b) GCI Liberty, Inc 32,016
7,141 (a) GCI Liberty, Inc 237,438
35,000 Iridium Communications, Inc 856,100
71,090 (a) Liberty Global Ltd 712,322
73,738 (a) Liberty Global Ltd 754,340
41,965 Millicom International Cellular S.A. 1,684,895
180,956 T-Mobile US, Inc 43,141,720
1,682,145 Verizon Communications, Inc 71,928,520
TOTAL TELECOMMUNICATION SERVICES 199,384,780
TRANSPORTATION - 2.1%
41,370 (a) Alaska Air Group, Inc 2,190,955
3,876 (a),(b) Amerco, Inc 224,265
222,038 (a) American Airlines Group, Inc 2,551,217
4,030 (a) Avis Budget Group, Inc 686,067
47,985 CH Robinson Worldwide, Inc 5,533,630
748,202 CSX Corp 26,591,099
259,946 Delta Air Lines, Inc 13,831,727

SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
52,940 Expeditors International Washington, Inc $ 6,153,746
86,764 FedEx Corp 19,390,886
46,903 (a) GXO Logistics, Inc 2,331,548
32,602 JB Hunt Transport Services, Inc 4,696,318
21,956 (a) Kirby Corp 2,092,626
66,267 Knight-Swift Transportation Holdings, Inc 2,816,348
12,738 Landstar System, Inc 1,698,867
136,525 (a) Lyft, Inc (Class A) 1,919,542
89,987 Norfolk Southern Corp 25,016,386
69,763 Old Dominion Freight Line 10,412,128
15,759 Ryder System, Inc 2,800,532
10,884 (a) Saia, Inc 3,289,580
21,540 Schneider National, Inc 526,653
177,638 Southwest Airlines Co 5,494,343
22,906 U-Haul Holding Co 1,191,112
219,437 Union Pacific Corp 48,708,431
132,959 (a) United Airlines Holdings, Inc 11,741,609
292,476 United Parcel Service, Inc (Class B) 25,199,732
37,185 (a) XPO, Inc 4,472,984
TOTAL TRANSPORTATION 231,562,331
UTILITIES - 4.6%
265,182 AES Corp 3,487,143
104,924 Alliant Energy Corp 6,821,109
106,805 Ameren Corp 10,801,190
213,399 American Electric Power Co, Inc 24,143,963
77,187 American Water Works Co, Inc 10,824,705
62,490 Atmos Energy Corp 9,743,441
50,871 (b) Brookfield Renewable Corp 1,863,405
257,081 Centerpoint Energy, Inc 9,979,884
14,977 Clearway Energy, Inc (Class A) 460,992
35,390 Clearway Energy, Inc (Class C) 1,154,776
116,796 CMS Energy Corp 8,619,545
143,716 Consolidated Edison, Inc 14,874,606
124,717 Constellation Energy Corp 43,381,561
340,300 Dominion Energy, Inc 19,890,535
82,082 DTE Energy Co 11,360,970
310,113 Duke Energy Corp 37,722,145
155,697 Edison International 8,114,928
172,041 Entergy Corp 15,557,668
106,715 Essential Utilities, Inc 3,927,112
89,094 Evergy, Inc 6,307,855
150,085 Eversource Energy 9,920,618
403,313 Exelon Corp 18,124,886
215,848 FirstEnergy Corp 9,218,868
19,202 Idacorp, Inc 2,406,587
87,047 MDU Resources Group, Inc 1,501,561
32,595 National Fuel Gas Co 2,828,920
821,178 NextEra Energy, Inc 58,352,909
192,214 NiSource, Inc 8,159,484
74,488 OGE Energy Corp 3,383,245
895,625 PG&E Corp 12,556,662
44,488 Pinnacle West Capital Corp 4,031,503
292,944 PPL Corp 10,455,171
199,202 Public Service Enterprise Group, Inc 17,886,348
260,224 Sempra Energy 21,255,096
439,199 Southern Co 41,495,521
17,446 (a) Talen Energy Corp 6,587,086
78,564 UGI Corp 2,842,445
127,223 WEC Energy Group, Inc 13,877,485

Large Cap Value Index

Portfolio of Investments July 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
SHARES DESCRIPTION VALUE
UTILITIES (continued)
230,224 Xcel Energy, Inc $ 16,907,651
TOTAL UTILITIES 510,829,579
TOTAL COMMON STOCKS
(Cost $7,445,220,044) 11,110,655,962
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.4%
206,253 (b) iShares Russell 1000 Value ETF 40,305,961
TOTAL INVESTMENT COMPANIES
(Cost $39,958,034) 40,305,961
TOTAL LONG-TERM INVESTMENTS
(Cost $7,485,178,078) 11,150,961,923
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
28,745,674 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (e) 28,745,674
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $28,745,674) 28,745,674
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
$ 780,000 (f) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 780,000
TOTAL REPURCHASE AGREEMENT 780,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $780,000) 780,000
TOTAL INVESTMENTS - 100.2%
(Cost $7,514,703,752) 11,180,487,597
OTHER ASSETS & LIABILITIES, NET - (0.2)% (21,975,260)
NET ASSETS - 100.0% $ 11,158,512,337
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $99,765,679.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $780,094 on 8/1/25, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 7/31/27, valued at $795,733.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Value Index
Long-Term Investments
:
Common stocks $11,110,655,530 $— $432 $11,110,655,962
Investment companies 40,305,961 — — 40,305,961
Investments purchased with collateral from securities lending 28,745,674 — — 28,745,674
Short-Term Investments
:
Repurchase agreement — 780,000 — 780,000
Total $11,179,707,165 $780,000 $432 $11,180,487,597
1 1 1 1 1

Small Cap Blend Index
Portfolio of Investments July 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCKS - 98.7%
AUTOMOBILES & COMPONENTS - 1.4%
108,655 (a) Adient plc $ 2,329,563
152,153 (a) American Axle & Manufacturing Holdings, Inc 677,081
22,990 (a) Cooper-Standard Holdings, Inc 554,059
171,958 Dana Inc 2,737,571
35,834 (a) Dorman Products, Inc 4,322,297
115,819 (a),(b) Faraday Future Intelligent Electric, Inc 246,694
55,656 (a) Fox Factory Holding Corp 1,690,273
164,731 (a) Garrett Motion, Inc 2,148,092
39,613 (a) Gentherm, Inc 1,269,201
339,249 (a) Goodyear Tire & Rubber Co 3,487,480
56,801 (a) Holley, Inc 118,146
31,519 LCI Industries 2,994,305
47,805 (a),(b) Livewire Group, Inc 179,269
52,528 (a) Luminar Technologies, Inc 156,008
68,109 (a) Modine Manufacturing Co 9,164,747
23,681 (a) Motorcar Parts of America, Inc 245,572
42,182 (b) Patrick Industries, Inc 4,101,778
51,176 Phinia, Inc 2,594,623
211,191 (a),(b) Solid Power, Inc 673,699
25,814 Standard Motor Products, Inc 783,713
5,027 (a) Strattec Security Corp 319,013
35,213 (a) Visteon Corp 3,913,925
34,590 Winnebago Industries, Inc 1,028,015
31,237 (a) XPEL, Inc 1,021,138
TOTAL AUTOMOBILES & COMPONENTS 46,756,262
BANKS - 10.4%
24,744 1st Source Corp 1,480,186
13,360 ACNB Corp 562,456
30,447 Amalgamated Financial Corp 882,659
45,898 Amerant Bancorp, Inc 885,831
85,866 Ameris Bancorp 5,868,941
10,397 Ames National Corp 187,666
20,287 Arrow Financial Corp 543,692
215,944 Associated Banc-Corp 5,342,455
185,147 Atlantic Union Bankshares Corp 5,869,160
67,656 (a) Axos Financial, Inc 5,842,096
181,380 Banc of California, Inc 2,633,638
27,079 Bancfirst Corp 3,371,877
58,966 (a) Bancorp, Inc 3,724,293
11,888 Bank First Corp 1,412,532
50,640 Bank of Hawaii Corp 3,133,603
19,080 Bank of Marin Bancorp 432,162
56,435 Bank of NT Butterfield & Son Ltd 2,568,357
4,212 Bank7 Corp 186,549
14,318 (b) BankFinancial Corp 159,216
96,454 BankUnited, Inc 3,517,677
8,096 Bankwell Financial Group, Inc 323,030
43,867 Banner Corp 2,723,044
20,159 Bar Harbor Bankshares 585,417
12,869 BayCom Corp 347,592
17,299 BCB Bancorp, Inc 144,620
60,549 Berkshire Hills Bancorp, Inc 1,491,927
25,506 (a) Blue Foundry Bancorp 218,076
83,425 (a) Blue Ridge Bankshares, Inc 306,170
25,156 (a) Bridgewater Bancshares, Inc 391,427
109,156 Brookline Bancorp, Inc 1,126,490
17,467 Burke & Herbert Financial Services Corp 1,012,911
37,072 Business First Bancshares, Inc 880,460

SHARES DESCRIPTION VALUE
BANKS (continued)
11,285 (a),(b) BV Financial, Inc $ 176,497
35,605 Byline Bancorp, Inc 936,411
3,965 C&F Financial Corp 253,165
227,566 Cadence Bank 7,930,675
21,193 Camden National Corp 799,188
15,121 Capital Bancorp, Inc 476,009
18,901 Capital City Bank Group, Inc 748,291
161,123 Capitol Federal Financial, Inc 969,960
29,866 (a) Carter Bankshares, Inc 519,071
88,050 Cathay General Bancorp 3,981,621
5,991 (b) CB Financial Services, Inc 189,645
36,449 Central Pacific Financial Corp 971,730
5,016 CF Bankshares, Inc 118,378
3,091 (a) Chain Bridge Bancorp, Inc 81,726
5,407 Chemung Financial Corp 273,594
18,558 ChoiceOne Financial Services, Inc 545,605
17,196 Citizens & Northern Corp 327,068
12,418 Citizens Community Bancorp, Inc 183,041
5,934 Citizens Financial Services, Inc 318,596
18,173 City Holding Co 2,218,923
18,904 Civista Bancshares, Inc 368,061
36,647 CNB Financial Corp 841,049
16,744 (a) Coastal Financial Corp 1,610,773
21,607 Colony Bankcorp, Inc 354,139
35,116 (a) Columbia Financial, Inc 505,319
67,904 Community Bank System, Inc 3,578,541
20,619 Community Trust Bancorp, Inc 1,113,014
20,065 Community West Bancshares 386,251
61,869 ConnectOne Bancorp, Inc 1,424,843
37,753 (a) Customers Bancorp, Inc 2,406,754
171,107 CVB Financial Corp 3,197,990
51,151 Dime Community Bancshares, Inc 1,417,394
9,632 (b) Eagle Bancorp Montana, Inc 155,268
38,097 Eagle Bancorp, Inc 612,981
5,999 Eagle Financial Services, Inc 198,027
255,219 Eastern Bankshares, Inc 3,943,134
9,947 (a),(b) ECB Bancorp, Inc 154,875
47,465 Enterprise Financial Services Corp 2,619,593
20,669 Equity Bancshares, Inc 776,741
9,281 Esquire Financial Holdings, Inc 889,862
16,904 Farmers & Merchants Bancorp, Inc 405,865
47,209 Farmers National Banc Corp 639,210
23,462 (a),(b) FB Bancorp, Inc 273,802
53,672 FB Financial Corp 2,617,047
6,177 Fidelity D&D Bancorp, Inc 249,798
24,345 Financial Institutions, Inc 620,554
4,346 Finward Bancorp 120,515
11,793 (a) Finwise Bancorp 210,741
52,381 First Bancorp 2,623,764
209,722 First BanCorp 4,368,509
13,531 First Bancorp, Inc 341,117
28,117 First Bank 418,943
111,089 First Busey Corp 2,479,506
9,719 First Business Financial Services, Inc 462,819
4,191 First Capital Inc 148,864
131,924 First Commonwealth Financial Corp 2,178,065
21,478 First Community Bancshares, Inc 783,947
9,607 First Community Corp 238,013
123,629 First Financial Bancorp 2,996,767
174,697 First Financial Bankshares, Inc 6,048,010
15,228 First Financial Corp 815,459
80,266 (a) First Foundation, Inc 390,895

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
10,867 First Internet Bancorp $ 238,313
114,196 First Interstate BancSystem, Inc 3,287,703
75,607 First Merchants Corp 2,882,139
27,946 First Mid Bancshares, Inc 1,061,110
10,116 First National Corp 218,506
7,185 First Savings Financial Group, Inc 183,792
7,837 First United Corp 257,602
11,035 (a) First Western Financial, Inc 238,853
16,376 (a) Firstsun Capital Bancorp 582,167
21,926 Five Star Bancorp 659,753
38,663 Flushing Financial Corp 463,569
5,378 Franklin Financial Services Corp 216,196
8,212 FS Bancorp, Inc 321,007
235,355 Fulton Financial Corp 4,224,622
17,596 FVCBankcorp, Inc 225,405
11,689 (a) GBank Financial Holdings, Inc 438,747
47,016 German American Bancorp, Inc 1,806,355
148,484 Glacier Bancorp, Inc 6,508,054
11,809 Great Southern Bancorp, Inc 672,404
9,442 Greene County Bancorp, Inc 223,681
11,601 Guaranty Bancshares, Inc 505,920
111,980 Hancock Whitney Corp 6,687,446
39,747 Hanmi Financial Corp 906,629
6,153 Hanover Bancorp, Inc 128,044
50,057 HarborOne Bancorp, Inc 592,174
7,505 Hawthorn Bancshares Inc 214,043
17,094 HBT Financial, Inc 425,128
80,674 Heritage Commerce Corp 746,234
45,837 Heritage Financial Corp 1,033,166
59,814 Hilltop Holdings, Inc 1,770,494
2,081 Hingham Institution For Savings The 509,595
9,112 Home Bancorp, Inc 476,466
244,579 Home Bancshares, Inc 6,887,345
24,517 (a) HomeStreet, Inc 320,682
20,807 HomeTrust Bancshares, Inc 808,560
154,369 Hope Bancorp, Inc 1,542,146
56,022 Horizon Bancorp, Inc 867,781
62,346 Independent Bank Corp 3,962,088
27,331 Independent Bank Corp 834,962
70,787 International Bancshares Corp 4,826,258
12,280 Investar Holding Corp 266,476
15,873 John Marshall Bancorp, Inc 292,222
69,147 Kearny Financial Corp 410,042
33,284 Lakeland Financial Corp 2,109,207
5,740 Landmark Bancorp, Inc 139,425
13,925 LCNB Corp 205,533
28,662 LINKBANCORP, Inc 197,195
45,764 Live Oak Bancshares, Inc 1,446,600
9,161 (b) MainStreet Bancshares Inc 185,052
21,514 Mercantile Bank Corp 982,975
11,842 Meridian Corp 174,433
25,254 Metrocity Bankshares, Inc 697,010
13,037 Metropolitan Bank Holding Corp 919,630
25,629 Mid Penn Bancorp, Inc 703,516
10,348 Middlefield Banc Corp 288,192
25,171 Midland States Bancorp, Inc 426,900
26,570 MidWestOne Financial Group, Inc 731,738
14,402 MVB Financial Corp 327,501
49,246 National Bank Holdings Corp 1,825,057
7,584 National Bankshares, Inc 210,532
47,449 (a) NB Bancorp, Inc 817,546
66,251 NBT Bancorp, Inc 2,741,466

SHARES DESCRIPTION VALUE
BANKS (continued)
394,734 (b) New York Community Bancorp, Inc $ 4,456,547
17,538 Nicolet Bankshares, Inc 2,262,402
9,611 Northeast Bank 953,123
16,152 Northeast Community Bancorp, Inc 333,700
49,124 Northfield Bancorp, Inc 523,171
14,028 Northpointe Bancshares, Inc 205,931
6,833 Northrim BanCorp, Inc 570,760
187,038 (b) Northwest Bancshares, Inc 2,188,345
9,670 Norwood Financial Corp 234,401
8,516 Oak Valley Bancorp 226,951
73,825 OceanFirst Financial Corp 1,238,784
58,787 OFG Bancorp 2,505,502
4,902 (b) Ohio Valley Banc Corp 158,040
416,265 Old National Bancorp 8,787,354
5,131 Old Point Financial Corp 206,010
55,606 Old Second Bancorp, Inc 943,634
15,306 OP Bancorp 195,917
13,750 Orange County Bancorp, Inc 343,613
38,652 Origin Bancorp, Inc 1,412,731
24,652 Orrstown Financial Services, Inc 810,065
123,713 Pacific Premier Bancorp, Inc 2,680,861
19,245 Park National Corp 3,115,188
11,704 Parke Bancorp, Inc 241,688
31,051 Pathward Financial, Inc 2,348,232
57,454 (a) Patriot National Bancorp, Inc 89,628
14,201 PCB Bancorp 290,268
20,852 Peapack Gladstone Financial Corp 531,309
4,298 Peoples Bancorp of North Carolina, Inc 123,396
45,147 Peoples Bancorp, Inc 1,293,010
12,174 Peoples Financial Services Corp 592,996
12,534 (a) Pioneer Bancorp, Inc 153,792
7,368 Plumas Bancorp 304,004
23,086 (a) Ponce Financial Group, Inc 324,358
15,587 Preferred Bank 1,415,611
26,528 Primis Financial Corp 296,848
6,731 Princeton Bancorp, Inc 203,209
21,060 (a) Provident Bancorp Inc 257,143
167,287 Provident Financial Services, Inc 3,047,969
21,509 QCR Holdings, Inc 1,527,139
20,038 RBB Bancorp 362,888
5,706 Red River Bancshares, Inc 343,330
122,440 Renasant Corp 4,486,202
10,738 Republic Bancorp, Inc (Class A) 739,419
5,582 (a),(b) Rhinebeck Bancorp, Inc 70,836
11,813 (b) Richmond Mutual Bancorporation, Inc 163,492
26,497 Riverview Bancorp, Inc 130,630
48,706 S&T Bancorp, Inc 1,784,588
7,690 SB Financial Group, Inc 144,649
110,474 Seacoast Banking Corp of Florida 3,114,262
67,000 ServisFirst Bancshares, Inc 5,269,550
39,076 Shore Bancshares, Inc 606,069
18,048 Sierra Bancorp 529,167
183,738 Simmons First National Corp (Class A) 3,522,257
18,886 SmartFinancial, Inc 647,034
2,724 Sound Financial Bancorp, Inc 125,440
15,988 South Plains Financial, Inc 593,315
28,913 (a) Southern California Bancorp 433,406
10,600 (a) Southern First Bancshares, Inc 440,536
12,797 Southern Missouri Bancorp, Inc 692,190
36,888 Southside Bancshares, Inc 1,085,983
9,966 (b) SR Bancorp, Inc 138,727
61,262 Stellar Bancorp, Inc 1,809,067

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
23,940 (c) Sterling Bancorp, Inc $ 239
34,146 Stock Yards Bancorp, Inc 2,552,755
59,776 (a) Texas Capital Bancshares, Inc 5,019,391
16,735 (a) Third Coast Bancshares, Inc 630,073
9,087 Timberland Bancorp, Inc 284,332
17,149 Tompkins Trustco, Inc 1,109,197
91,588 Towne Bank 3,208,328
39,737 Trico Bancshares 1,633,985
28,868 (a) Triumph Financial, Inc 1,637,393
24,121 TrustCo Bank Corp NY 809,501
73,695 Trustmark Corp 2,745,139
94,363 UMB Financial Corp 10,378,986
4,715 (b) Union Bankshares, Inc 128,295
183,741 United Bankshares, Inc 6,526,480
156,370 United Community Banks, Inc 4,769,285
17,886 United Security Bancshares 152,925
9,491 Unity Bancorp, Inc 466,103
38,986 Univest Financial Corp 1,124,356
15,236 USCB Financial Holdings, Inc 253,527
630,009 Valley National Bancorp 5,840,183
68,761 Veritex Holdings, Inc 2,181,099
5,470 Virginia National Bankshares Corp 201,679
104,064 Washington Federal, Inc 3,028,783
23,311 Washington Trust Bancorp, Inc 627,998
122,876 WesBanco, Inc 3,702,254
19,695 West Bancorporation, Inc 354,313
32,650 Westamerica Bancorporation 1,563,935
24,005 Western New England Bancorp, Inc 255,653
75,855 WSFS Financial Corp 4,159,888
TOTAL BANKS 350,988,352
CAPITAL GOODS - 12.6%
165,797 (a),(b) 3D Systems Corp 270,249
46,369 (a) AAR Corp 3,464,228
45,168 (a) Aebi Schmidt Holding AG. 465,230
41,135 (a) Aerovironment, Inc 11,009,371
45,030 (a) AerSale Corp 271,981
28,016 (a) AirJoule Technologies Corp 115,426
13,309 Alamo Group, Inc 2,962,317
39,014 Albany International Corp (Class A) 2,114,169
18,217 Allied Motion Technologies, Inc 734,327
35,339 (b) Alta Equipment Group, Inc 274,231
43,199 (a) Ameresco, Inc 730,927
49,660 (a) American Superconductor Corp 2,823,171
19,602 (a) American Woodmark Corp 1,031,261
121,422 (a) Amprius Technologies, Inc 841,454
28,275 Apogee Enterprises, Inc 1,187,267
708,057 (a) Archer Aviation, Inc 7,101,812
63,076 Arcosa, Inc 5,416,967
17,218 Argan, Inc 4,218,066
192,674 (a),(b) Array Technologies, Inc 1,252,381
29,643 Astec Industries, Inc 1,175,641
38,459 (a) Astronics Corp 1,389,139
44,684 Atkore, Inc 3,441,562
107,556 Atmus Filtration Technologies, Inc 4,185,004
38,544 AZZ, Inc 4,220,568
265,955 (a) Bloom Energy Corp 9,944,057
41,167 (a) Blue Bird Corp 1,843,870
10,137 (a) BlueLinx Holdings, Inc 742,738
48,929 Boise Cascade Co 4,100,739
18,047 (a) Bowman Consulting Group Ltd 625,870
31,023 Brookfield Business Corp 954,267
22,107 (a),(b) Byrna Technologies, Inc 490,996

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
36,984 Cadre Holdings, Inc $ 1,223,061
21,572 (a) Centuri Holdings, Inc 470,270
58,785 (a) Chart Industries, Inc 11,688,222
35,735 Columbus McKinnon Corp 523,518
78,551 (a),(b) Complete Solaria, Inc 123,325
32,351 Concrete Pumping Holdings, Inc 220,957
60,942 (a) Construction Partners, Inc 6,146,001
21,155 CSW Industrials, Inc 5,489,299
78,579 (a),(b) Custom Truck One Source, Inc 486,404
139,932 (a) DNOW, Inc 2,177,342
29,590 Douglas Dynamics, Inc 846,274
17,595 (a) Ducommun, Inc 1,600,793
16,883 (a) DXP Enterprises, Inc 1,912,169
36,411 (a) Dycom Industries, Inc 9,787,641
6,955 Eastern Co 160,313
72,648 (a) Energy Recovery, Inc 977,116
70,323 Enerpac Tool Group Corp 2,708,139
51,079 EnerSys 4,718,167
216,597 (a),(b) Enovix Corp 2,902,400
27,443 EnPro Industries, Inc 5,829,168
288,953 (a),(b) Eos Energy Enterprises, Inc 1,647,032
33,747 ESCO Technologies, Inc 6,536,794
65,295 (a),(b) Eve Holding, Inc 424,417
6,471 EVI Industries, Inc 144,239
77,980 Federal Signal Corp 9,869,929
98,695 (a),(b) Fluence Energy, Inc 801,403
217,920 (a) Fluor Corp 12,371,318
51,835 Franklin Electric Co, Inc 4,869,898
152,807 (a),(b) Freyr Battery, Inc 181,840
46,654 GATX Corp 7,123,599
13,295 (a) Gencor Industries, Inc 193,841
38,751 (a) Gibraltar Industries, Inc 2,558,729
18,424 Global Industrial Co 627,521
50,129 (a) GMS, Inc 5,496,144
26,223 Gorman-Rupp Co 1,079,339
13,824 (a) Graham Corp 790,042
56,881 Granite Construction, Inc 5,373,548
82,913 (a) Great Lakes Dredge & Dock Corp 918,676
39,910 Greenbrier Cos, Inc 1,815,905
50,761 Griffon Corp 4,125,346
43,847 Helios Technologies, Inc 1,608,746
42,461 Herc Holdings, Inc 4,959,869
91,875 Hillenbrand, Inc 1,902,731
257,458 (a) Hillman Solutions Corp 2,031,344
57,112 (a) Hudson Technologies, Inc 536,282
187,746 (a),(b) Hyliion Holdings Corp 281,619
14,685 Hyster-Yale Materials Handling, Inc 616,917
11,735 (a),(b) IES Holdings, Inc 4,143,276
24,219 Insteel Industries, Inc 874,306
142,208 (a) Intuitive Machines, Inc 1,587,041
179,518 (a) Janus International Group, Inc 1,538,469
113,834 (a) JELD-WEN Holding, Inc 512,253
67,849 John Bean Technologies Corp 9,349,592
15,300 Kadant, Inc 5,091,381
10,528 Karat Packaging, Inc 286,677
98,523 Kennametal, Inc 2,439,429
213,257 (a) Kratos Defense & Security Solutions, Inc 12,518,186
42,895 (a),(b) KULR Technology Group, Inc 235,494
13,914 (a) Lawson Products, Inc 417,003
12,187 (a) LB Foster Co (Class A) 286,394
13,762 (a) Limbach Holdings, Inc 1,885,394
13,923 Lindsay Corp 1,900,629

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
35,165 LSI Industries, Inc $ 643,519
35,993 Luxfer Holdings plc 432,636
45,765 (a) Manitowoc Co, Inc 583,504
166,214 (a) Masterbrand, Inc 1,833,340
35,714 (a) Matrix Service Co 545,710
18,503 (a) Mayville Engineering Co Inc 310,295
31,632 McGrath RentCorp 3,947,357
67,403 (a) Mercury Computer Systems, Inc 3,544,724
258,340 (a),(b) Microvast Holdings, Inc 818,938
13,831 Miller Industries, Inc 563,613
36,529 Moog, Inc (Class A) 7,071,284
110,684 (a) MRC Global, Inc 1,624,841
201,629 Mueller Water Products, Inc (Class A) 4,992,334
20,316 (a) MYR Group, Inc 3,931,146
34,733 (a) NANO Nuclear Energy, Inc 1,230,590
6,945 National Presto Industries, Inc 669,845
28,744 (a),(b) Net Power, Inc 82,783
107,064 (a) Newpark Resources, Inc 965,717
184,020 (a) NEXTracker, Inc 10,721,005
12,506 (a) Northwest Pipe Co 522,501
164,633 (a) NuScale Power Corp 8,266,223
4,550 Omega Flex, Inc 145,145
48,956 (a) Orion Marine Group, Inc 362,764
33,185 (a) Palladyne AI Corp 271,453
20,636 Park Aerospace Corp 371,861
10,937 Park-Ohio Holdings Corp 179,367
1,187,403 (a),(b) Plug Power, Inc 1,781,105
12,403 (b) Powell Industries, Inc 2,940,751
8,528 (a) Power Solutions International, Inc 799,500
3,385 Preformed Line Products Co 522,407
70,278 Primoris Services Corp 6,618,079
32,001 (a) Proto Labs, Inc 1,379,883
59,599 Quanex Building Products Corp 1,160,989
43,751 (a),(b) Redwire Corp 625,202
192,876 (a) Resideo Technologies, Inc 5,265,515
65,853 REV Group, Inc 3,263,016
90,001 (a) Richtech Robotics, Inc 171,002
11,925 Rush Enterprises, Inc 647,647
81,304 Rush Enterprises, Inc (Class A) 4,401,799
89,643 (a),(b) Satellogic, Inc 294,029
220,736 (a) Shoals Technologies Group, Inc 1,189,767
79,995 (a) SKYX Platforms Corp 79,995
13,098 (a) Southland Holdings, Inc 56,321
59,247 (a) SPX Technologies, Inc 10,806,060
15,389 Standex International Corp 2,535,184
38,747 (a) Sterling Construction Co, Inc 10,368,310
272,238 (a) Sunrun, Inc 2,793,162
31,586 Tecnoglass, Inc 2,464,656
24,470 Tennant Co 2,019,754
84,927 Terex Corp 4,319,387
43,402 (a) Thermon Group Holdings, Inc 1,227,409
68,648 (a) Titan International, Inc 580,762
25,486 (a) Titan Machinery, Inc 492,390
11,701 (a) Transcat, Inc 894,307
104,992 Trinity Industries, Inc 2,446,314
57,833 (a) Tutor Perini Corp 2,784,659
78,427 UFP Industries, Inc 7,685,846
21,459 (a) V2X, Inc 1,016,727
29,874 (a) Vicor Corp 1,327,601
58,601 Wabash National Corp 583,666
35,649 Watts Water Technologies, Inc (Class A) 9,351,446
4,641 Willis Lease Finance Corp 657,073

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
40,623 Worthington Enterprises, Inc $ 2,517,407
55,696 (a) Xometry, Inc 1,801,209
195,151 Zurn Elkay Water Solutions Corp 8,635,432
TOTAL CAPITAL GOODS 424,480,720
COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
80,394 ABM Industries, Inc 3,708,575
115,739 ACCO Brands Corp 434,021
4,288 Acme United Corp 172,292
134,444 (a),(b) Acuren Corp 1,490,984
218,090 (a) ACV Auctions, Inc 3,099,059
560,077 Alight, Inc 3,002,013
31,200 (a) Asure Software, Inc 302,640
32,048 Barrett Business Services, Inc 1,473,246
36,415 (a),(b) BlackSky Technology, Inc 700,625
75,828 (a) BrightView Holdings, Inc 1,209,457
56,583 Brink's Co 4,941,959
81,613 (a) Casella Waste Systems, Inc (Class A) 8,873,781
68,072 (a) CBIZ, Inc 4,160,561
36,420 (a) CECO Environmental Corp 1,637,079
19,565 (a) Cimpress plc 1,082,140
1,670 (b) Compx International, Inc 38,911
212,998 (a) Conduent, Inc 566,575
140,889 (a) CoreCivic, Inc 2,823,416
8,554 CRA International, Inc 1,511,150
36,076 CSG Systems International, Inc 2,253,307
56,285 Deluxe Corp 906,188
77,942 (a) Driven Brands Holdings, Inc 1,317,220
29,437 Ennis, Inc 523,979
65,387 Exponent, Inc 4,509,087
102,867 (a) First Advantage Corp 1,778,570
15,725 (a) Forrester Research, Inc 153,161
15,776 (a) Franklin Covey Co 310,945
177,563 (a) GEO Group, Inc 4,602,433
104,927 (a) Harsco Corp 944,343
94,552 (a) Healthcare Services Group 1,230,121
26,150 Heidrick & Struggles International, Inc 1,164,459
88,347 Herman Miller, Inc 1,676,826
7,182 HireQuest, Inc 73,472
60,552 HNI Corp 3,114,795
22,310 (a) Huron Consulting Group, Inc 2,946,705
23,485 ICF International, Inc 1,970,157
39,388 (a),(b) Innodata, Inc 2,162,401
46,850 Insperity, Inc 2,791,323
75,435 Interface, Inc 1,555,470
40,981 Kelly Services, Inc (Class A) 502,017
24,542 Kforce, Inc 855,289
67,077 Korn/Ferry International 4,753,747
143,838 (a) Legalzoom.com, Inc 1,293,104
27,926 (a) Liquidity Services, Inc 666,873
72,842 MAXIMUS, Inc 5,380,110
27,337 (a) Mistras Group, Inc 217,056
18,810 (a) Mobile Infrastructure Corp 69,221
42,168 (a) Montrose Environmental Group, Inc 956,792
9,268 NL Industries, Inc 57,184
74,414 (a) NV5 Global, Inc 1,670,594
137,080 (a) OPENLANE, Inc 3,377,651
22,454 (a),(b) Perma-Fix Environmental Services, Inc 258,670
238,306 Pitney Bowes, Inc 2,707,156
283,183 (a) Planet Labs PBC 1,769,894
44,823 Quad Graphics, Inc 238,907
6,374 (a) RCM Technologies, Inc 153,677
5,529 (a),(b) Resolute Holdings Management, Inc 224,090

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
43,962 Resources Connection, Inc $ 222,448
5,847 (a) Skillsoft Corp 83,378
30,243 (a) Spire Global, Inc 303,337
108,864 Steelcase, Inc (Class A) 1,124,565
38,854 TriNet Group, Inc 2,634,690
41,004 (a) TrueBlue, Inc 296,049
27,353 (b) TTEC Holdings, Inc 136,218
19,513 Unifirst Corp 3,337,308
162,199 (a) Upwork, Inc 1,939,900
207,442 (a) Verra Mobility Corp 5,239,985
150,093 Vestis Corp 909,564
13,996 Virco Mfg. Corp 108,329
26,361 VSE Corp 4,126,551
18,041 (a) Willdan Group, Inc 1,538,897
52,564 (a) WNS Holdings Ltd 3,931,261
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 128,297,958
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.5%
36,380 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 215,006
61,210 (a) Abercrombie & Fitch Co (Class A) 5,877,384
86,118 Academy Sports & Outdoors, Inc 4,373,933
78,009 (b) Advance Auto Parts, Inc 4,139,938
24,668 A-Mark Precious Metals, Inc 524,935
211,028 American Eagle Outfitters, Inc 2,279,102
9,451 (a) America's Car-Mart, Inc 425,673
69,529 (a) Arhaus, Inc 609,074
96,285 Arko Corp 401,508
25,534 (a) Asbury Automotive Group, Inc 5,671,612
157,351 (a),(b) BARK, Inc 135,542
19,431 (a),(b) Barnes & Noble Education, Inc 171,576
39,950 (a) Boot Barn Holdings, Inc 6,867,405
40,571 Buckle, Inc 2,002,990
16,594 Build-A-Bear Workshop, Inc 841,482
41,245 Caleres, Inc 566,294
78,593 Camping World Holdings, Inc 1,087,727
6,195 (a) Citi Trends, Inc 189,071
37,833 (b) Designer Brands, Inc 106,689
160,796 (a),(b) EVgo, Inc 541,883
109,308 (a) Foot Locker, Inc 2,737,072
13,851 (a) Genesco, Inc 333,255
34,413 (a) GigaCloud Technology, Inc 766,378
16,379 Group 1 Automotive, Inc 6,750,605
32,477 (a),(b) Groupon, Inc 1,001,591
20,154 Haverty Furniture Cos, Inc 415,777
6,255 J Jill, Inc 98,078
142,018 Kohl's Corp 1,539,475
19,032 (a) Lands' End, Inc 223,245
24,386 (a) MarineMax, Inc 553,075
38,889 Monro Muffler, Inc 548,141
99,614 (a) National Vision Holdings, Inc 2,416,636
38,162 (a) ODP Corp 680,810
16,656 (a),(b) OneWater Marine, Inc 255,503
71,764 (a) Overstock.com, Inc 642,288
112,399 (a) Petco Health & Wellness Co, Inc 338,321
132,075 (a) RealReal, Inc 694,715
52,648 (a) Revolve Group, Inc 1,092,446
131,996 (a) Sally Beauty Holdings, Inc 1,285,641
30,011 (a) Savers Value Village, Inc 312,415
24,101 Shoe Carnival, Inc 493,106
54,218 Signet Jewelers Ltd 4,288,644
28,674 (a),(b) Sleep Number Corp 210,180
18,947 Sonic Automotive, Inc (Class A) 1,370,815
131,851 (a) Stitch Fix, Inc 623,655

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
118,066 (a) ThredUp, Inc $ 975,225
24,764 (a),(b) Tile Shop Holdings, Inc 156,261
30,665 (a) Torrid Holdings, Inc 76,356
69,040 Upbound Group, Inc 1,424,640
82,141 (a) Urban Outfitters, Inc 6,183,575
88,965 (a) Victoria's Secret & Co 1,672,542
127,523 (a) Warby Parker, Inc 3,054,176
8,228 Weyco Group, Inc 239,270
3,819 Winmark Corp 1,441,367
21,845 (a) Zumiez, Inc 299,495
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 82,223,598
CONSUMER DURABLES & APPAREL - 2.7%
36,576 Acushnet Holdings Corp 2,912,181
15,924 (a) American Outdoor Brands, Inc 149,845
122,313 (a),(b) AMMO, Inc 144,329
10,357 (a) Bassett Furniture Industries, Inc 163,848
37,885 (a) Beazer Homes USA, Inc 890,298
171,602 (a) Callaway Golf Co 1,587,319
151,345 (a) Capri Holdings Ltd 2,752,966
46,255 Carter's, Inc 1,121,221
9,910 (a) Cavco Industries, Inc 4,000,370
34,903 Century Communities, Inc 1,964,690
39,006 Clarus Corp 140,422
64,659 (b) Cricut, Inc 316,829
39,244 (a),(b) Dream Finders Homes, Inc 993,658
80,137 (b) Ermenegildo Zegna NV 644,302
13,002 Escalade, Inc 159,795
30,056 Ethan Allen Interiors, Inc 894,767
114,860 (a) Figs, Inc 746,590
6,192 Flexsteel Industries, Inc 210,590
40,073 (a) Funko, Inc 153,880
49,660 (a) G-III Apparel Group Ltd 1,171,976
41,093 (a) Green Brick Partners, Inc 2,545,300
11,420 Hamilton Beach Brands Holding Co 177,809
453,939 (a) Hanesbrands, Inc 1,856,611
28,591 (a) Helen of Troy Ltd 628,430
6,484 (a) Hovnanian Enterprises, Inc 774,643
30,352 Installed Building Products, Inc 6,139,906
9,347 JAKKS Pacific, Inc 165,535
6,867 Johnson Outdoors, Inc 227,984
90,884 KB Home 5,022,250
71,034 Kontoor Brands, Inc 3,953,752
11,870 (b) Lakeland Industries, Inc 165,112
52,296 (a) Latham Group, Inc 354,567
53,924 La-Z-Boy, Inc 1,939,646
11,159 (a) Legacy Housing Corp 249,738
173,444 Leggett & Platt, Inc 1,656,390
26,793 (a) LGI Homes, Inc 1,427,263
18,991 (a),(b) Lovesac Co 342,028
34,372 (a) M/I Homes, Inc 4,131,171
25,875 (a) Malibu Boats, Inc 861,896
11,799 Marine Products Corp 101,353
18,347 (a),(b) MasterCraft Boat Holdings, Inc 354,831
92,067 Meritage Homes Corp 6,199,792
17,903 Movado Group, Inc 277,676
19,605 Oxford Industries, Inc 748,519
479,068 (a) Peloton Interactive, Inc 3,420,546
69,272 Polaris Industries, Inc 3,665,182
8,350 Rocky Brands, Inc 218,436
69,359 (a) Skyline Champion Corp 4,223,963
56,245 Smith & Wesson Brands, Inc 447,148
152,831 (a) Sonos, Inc 1,652,103

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
90,161 Steven Madden Ltd $ 2,164,315
20,821 Sturm Ruger & Co, Inc 711,245
17,465 Superior Uniform Group, Inc 168,537
128,048 (a) Taylor Morrison Home Corp 7,590,685
37,164 (a) Traeger, Inc 60,206
116,179 (a) Tri Pointe Homes, Inc 3,578,313
102,652 Wolverine World Wide, Inc 2,317,882
TOTAL CONSUMER DURABLES & APPAREL 91,640,639
CONSUMER SERVICES - 3.4%
68,526 (a) Accel Entertainment, Inc 881,244
48,058 (a) Adtalem Global Education, Inc 5,491,588
21,330 (a) American Public Education, Inc 629,662
9,596 (a) BALLY'S CORP 89,051
914 (a) Biglari Holdings, Inc (B Shares) 281,804
27,812 (a) BJ's Restaurants, Inc 985,379
109,053 Bloomin' Brands, Inc 993,473
57,498 (a) Brinker International, Inc 9,061,685
18,194 Carriage Services, Inc 817,274
60,917 (b) Cheesecake Factory 3,893,205
173,923 (a) Coursera, Inc 2,198,387
28,851 Cracker Barrel Old Country Store, Inc 1,788,762
35,343 (a) Dave & Buster's Entertainment, Inc 1,033,429
69,612 (a) Denny's Corp 258,957
21,123 Dine Brands Global Inc. 477,591
34,449 (a) El Pollo Loco Holdings, Inc 354,825
38,146 (a) European Wax Center, Inc 178,523
52,987 (a) First Watch Restaurant Group, Inc 916,145
96,627 (a) Frontdoor, Inc 5,652,680
287,550 (a) Genius Sports Ltd 3,234,937
122,787 (a) Global Business Travel Group I 789,520
25,370 Golden Entertainment, Inc 713,404
4,170 Graham Holdings Co 3,978,931
79,631 (a) Hilton Grand Vacations, Inc 3,569,061
31,386 (a) Inspired Entertainment, Inc 282,788
148,737 International Game Technology plc 2,207,257
24,691 (b) Jack in the Box, Inc 486,413
41,097 (a) KinderCare Learning Cos, Inc 394,942
115,489 (b) Krispy Kreme, Inc 418,070
7,827 (a) Kura Sushi USA, Inc 686,741
168,660 (a) Laureate Education, Inc 3,811,716
176,294 (a) Life Time Group Holdings, Inc 5,063,164
38,401 (a) Lincoln Educational Services Corp 878,231
47,271 (a) Lindblad Expeditions Holdings, Inc 564,888
41,595 Marriott Vacations Worldwide Corp 3,097,580
39,687 Matthews International Corp (Class A) 932,248
128,908 (a) Mister Car Wash, Inc 744,444
16,712 Monarch Casino & Resort, Inc 1,720,668
3,470 Nathan's Famous, Inc 329,650
75,374 (a),(b) Nerdy, Inc 113,815
123,130 OneSpaWorld Holdings Ltd 2,723,636
43,118 Papa John's International, Inc 1,828,634
79,831 Perdoceo Education Corp 2,297,536
72,338 (a) Portillo's, Inc 720,486
34,790 (a) Potbelly Corp 418,524
9,630 RCI Hospitality Holdings, Inc 345,043
63,451 Red Rock Resorts, Inc 3,892,719
115,180 (a) Rush Street Interactive, Inc 2,322,029
472,002 (a) Sabre Corp 1,430,166
35,312 (a),(b) SeaWorld Entertainment, Inc 1,671,317
60,964 (a),(b) Serve Robotics, Inc 621,223
50,496 (a) Shake Shack, Inc 6,076,689
124,720 Six Flags Entertainment Corp 3,736,611

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
31,244 Strategic Education, Inc $ 2,316,586
55,473 (a) Stride, Inc 7,113,303
206,650 Super Group SGHC Ltd 2,221,487
132,917 (a) Sweetgreen, Inc 1,711,971
39,028 (a),(b) Target Hospitality Corp 296,223
120,504 (a) Udemy, Inc 917,035
58,186 (a) Universal Technical Institute, Inc 1,874,753
27,586 (a) Viad Corp 834,201
32,389 (a) Xponential Fitness, Inc 338,789
TOTAL CONSUMER SERVICES 115,711,093
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
42,553 Andersons, Inc 1,528,504
47,377 (a) Chefs' Warehouse, Inc 3,248,167
122,851 (a) Grocery Outlet Holding Corp 1,617,948
16,483 (a) Guardian Pharmacy Services, Inc 344,495
51,841 (a) HF Foods Group, Inc 140,489
18,973 Ingles Markets, Inc (Class A) 1,193,971
16,543 Natural Grocers by Vitamin Cottage, Inc 626,814
33,302 Pricesmart, Inc 3,579,965
41,941 SpartanNash Co 1,113,114
76,857 (a) United Natural Foods, Inc 2,124,327
11,469 Village Super Market (Class A) 394,534
21,342 Weis Markets, Inc 1,545,374
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 17,457,702
ENERGY - 4.8%
214,641 Archrock, Inc 5,014,014
50,724 Ardmore Shipping Corp 551,877
40,112 Aris Water Solution, Inc 853,182
100,757 (b) Atlas Energy Solutions, Inc 1,309,841
96,397 Berry Corp 291,119
21,765 (a) BKV Corp 449,230
316,821 (b) Borr Drilling Ltd 643,147
36,926 (a) Bristow Group, Inc 1,276,532
88,969 Cactus, Inc 3,764,278
84,860 California Resources Corp 4,088,555
89,922 (a),(b) Calumet, Inc 1,433,357
19,213 (a),(b) Centrus Energy Corp 4,138,480
211,719 (a) Clean Energy Fuels Corp 429,790
184,977 (a) CNX Resources Corp 5,606,653
96,168 (a),(b) Comstock Resources, Inc 1,718,522
63,121 Core Laboratories, Inc 690,544
68,885 Core Natural Resources, Inc 5,084,402
232,892 Crescent Energy Co 2,151,922
41,231 CVR Energy, Inc 1,104,166
81,397 Delek US Holdings, Inc 1,820,851
170,199 DHT Holdings, Inc 1,887,507
71,374 Diversified Energy Co plc 1,074,892
22,625 (a) DMC Global, Inc 183,036
46,932 Dorian LPG Ltd 1,351,172
14,962 (a),(b) Empire Petroleum Corp 67,628
241,021 (a),(b) Encore Energy Corp 636,295
271,535 (a),(b) Energy Fuels, Inc 2,468,253
15,353 (b) Energy Services of America Corp 167,808
24,742 Epsilon Energy Ltd 154,637
42,535 Evolution Petroleum Corp 205,444
30,340 Excelerate Energy, Inc 778,524
134,385 (a) Expro Group Holdings NV 1,448,670
41,112 FLEX LNG Ltd 1,030,678
25,108 Flowco Holdings, Inc 469,520
13,082 (a) Forum Energy Technologies, Inc 257,846
23,218 FutureFuel Corp 94,033
301,627 (a),(b) Gevo, Inc 392,115

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
130,106 Golar LNG Ltd $ 5,355,163
71,285 Granite Ridge Resources, Inc 369,969
86,315 (a) Green Plains, Inc 713,825
19,775 (a) Gulfport Energy Operating Corp 3,443,421
184,642 (a) Helix Energy Solutions Group, Inc 1,094,927
127,137 Helmerich & Payne, Inc 2,060,891
23,872 (b) HighPeak Energy, Inc 238,004
16,353 (a) Infinity Natural Resources, Inc 243,823
50,310 (a) Innovex International, Inc 826,090
52,355 International Seaways, Inc 2,088,964
58,257 Kinetik Holdings, Inc 2,527,189
69,990 Kodiak Gas Services, Inc 2,262,777
45,762 (a),(b) Kolibri Global Energy, Inc 280,979
618,160 (a) Kosmos Energy Ltd 1,329,044
206,027 Liberty Energy, Inc 2,542,373
24,461 (a),(b) Lightbridge Corp 329,734
241,902 Magnolia Oil & Gas Corp 5,762,106
31,375 (a) Mammoth Energy Services, Inc 81,575
176,109 Murphy Oil Corp 4,369,264
18,575 (a),(b) Nabors Industries Ltd 646,038
5,622 Nacco Industries, Inc (Class A) 213,186
79,110 (a) National Energy Services Reunited Corp 527,664
14,217 (a) Natural Gas Services Group, Inc 342,488
44,011 (b) Navigator Holdings Ltd 694,053
140,087 New Fortress Energy, Inc 381,737
174,432 (a) NextDecade Corp 1,981,547
23,238 (a) NextNRG, Inc 30,907
163,820 Noble Corp plc 4,392,014
270,472 (b) Nordic American Tankers Ltd 754,617
120,193 Northern Oil and Gas, Inc 3,384,635
122,089 (a) Oceaneering International, Inc 2,649,331
85,619 (a) Oil States International, Inc 427,239
28,453 (a),(b) OPAL Fuels, Inc 67,434
69,715 (a) Par Pacific Holdings, Inc 2,187,657
459,710 Patterson-UTI Energy, Inc 2,716,886
109,388 PBF Energy, Inc 2,472,169
157,964 Peabody Energy Corp 2,551,119
28,188 (a) Prairie Operating Co 87,101
927 (a),(b) PrimeEnergy Corp 156,264
22,596 (a),(b) ProFrac Holding Corp 158,624
104,919 (a) ProPetro Holding Corp 562,366
22,159 Ranger Energy Services, Inc 296,709
20,077 (a) Rex American Resources Corp 1,049,626
17,023 Riley Exploration Permian, Inc 446,683
111,463 RPC, Inc 518,303
88,901 (a) Sable Offshore Corp 2,726,594
43,799 SandRidge Energy, Inc 455,072
57,369 Scorpio Tankers, Inc 2,593,652
27,120 (a) SEACOR Marine Holdings, Inc 135,600
80,088 (a) Seadrill Ltd 2,335,366
115,474 Select Water Solutions, Inc 1,112,015
160,051 (b) SFL Corp Ltd 1,469,268
101,474 Sitio Royalties Corp 1,843,783
147,823 SM Energy Co 4,078,437
47,458 Solaris Oilfield Infrastructure, Inc 1,550,453
13,253 (a) Summit Midstream Corp 337,686
156,859 (a) Talos Energy, Inc 1,341,144
70,368 Teekay Corp Ltd 506,650
30,318 Teekay Tankers Ltd 1,283,967
157,128 (a) Tetra Technologies, Inc 644,225
65,693 (a) Tidewater, Inc 3,285,307
968,585 (a) Transocean Ltd 2,828,268

SHARES DESCRIPTION VALUE
ENERGY (continued)
553,780 (a) Uranium Energy Corp $ 4,801,273
141,101 Vaalco Energy, Inc 524,896
82,727 (a),(b) Valaris Ltd 4,023,014
5,797 (a),(b) Verde Clean Fuels, Inc 17,043
39,061 (a) Vital Energy, Inc 730,050
38,233 Vitesse Energy, Inc 914,916
125,971 (b) W&T Offshore, Inc 222,969
73,379 World Fuel Services Corp 2,001,045
TOTAL ENERGY 162,467,728
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.4%
171,463 Acadia Realty Trust 3,209,787
91,595 Alexander & Baldwin, Inc 1,646,878
2,876 Alexander's, Inc 722,422
17,127 Alpine Income Property Trust, Inc 240,634
67,812 American Assets Trust, Inc 1,290,462
206,673 American Healthcare REIT, Inc 7,985,845
170,337 Apartment Investment and Management Co 1,432,534
295,183 Apple Hospitality REIT, Inc 3,468,400
97,361 Armada Hoffler Properties, Inc 664,976
95,713 Braemar Hotels & Resorts, Inc 210,569
216,090 Brandywine Realty Trust 864,360
242,605 Broadstone Net Lease, Inc 3,939,905
16,093 BRT Apartments Corp 234,153
244,892 CareTrust REIT, Inc 7,787,566
23,831 CBL & Associates Properties, Inc 644,867
21,029 Centerspace 1,144,609
58,471 Chatham Lodging Trust 398,772
54,938 City Office REIT, Inc 381,270
13,183 Clipper Realty, Inc 45,877
36,253 Community Healthcare Trust, Inc 557,209
147,916 Corporate Office Properties Trust 4,035,149
39,641 CTO Realty Growth, Inc 654,473
126,327 Curbline Properties Corp 2,791,827
268,370 DiamondRock Hospitality Co 2,071,816
279,271 Diversified Healthcare Trust 913,216
210,659 Douglas Emmett, Inc 3,193,590
50,668 Easterly Government Properties, Inc 1,114,696
180,702 Empire State Realty Trust, Inc 1,308,283
257,931 Essential Properties Realty Trust, Inc 7,864,316
51,722 Farmland Partners, Inc 541,529
128,632 Four Corners Property Trust, Inc 3,246,672
129,529 Franklin Street Properties Corp 213,723
23,258 FrontView REIT, Inc 273,747
66,679 Getty Realty Corp 1,853,009
59,567 Gladstone Commercial Corp 783,306
44,632 Gladstone Land Corp 410,614
83,263 Global Medical REIT, Inc 556,197
257,043 Global Net Lease, Inc 1,796,731
409,092 Hudson Pacific Properties, Inc 1,002,275
302,219 Independence Realty Trust, Inc 5,068,213
69,811 Industrial Logistics Properties Trust 371,395
35,287 Innovative Industrial Properties, Inc 1,824,338
101,661 InvenTrust Properties Corp 2,802,794
96,123 JBG SMITH Properties 2,035,885
287,046 Kite Realty Group Trust 6,309,271
375,090 Lexington Realty Trust 2,910,698
57,350 LTC Properties, Inc 1,952,194
329,977 Macerich Co 5,513,916
100,172 Mack-Cali Realty Corp 1,410,422
12,199 Modiv Industrial, Inc 175,056
59,857 National Health Investors, Inc 4,181,610
19,938 (a) NET Lease Office Properties 661,742

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
105,127 NETSTREIT Corp $ 1,916,465
52,074 NexPoint Diversified Real Estate Trust 228,605
29,346 NexPoint Residential Trust, Inc 915,008
23,673 One Liberty Properties, Inc 529,802
181,094 Outfront Media, Inc 3,174,578
242,460 Paramount Group, Inc 1,483,855
47,857 Peakstone Realty Trust 650,855
158,549 Pebblebrook Hotel Trust 1,590,247
163,884 Phillips Edison & Co, Inc 5,537,640
161,588 Piedmont Office Realty Trust, Inc 1,221,605
52,945 Plymouth Industrial REIT, Inc 768,761
28,733 Postal Realty Trust, Inc 393,929
102,246 PotlatchDeltic Corp 4,180,839
194,320 RLJ Lodging Trust 1,437,968
76,460 Ryman Hospitality Properties, Inc 7,268,288
307,915 Sabra Health Care REIT, Inc 5,551,708
69,964 Safehold, Inc 978,796
16,051 Saul Centers, Inc 517,163
223,128 Service Properties Trust 586,827
72,234 Sila Realty Trust, Inc 1,765,399
63,500 SITE Centers Corp 683,895
93,331 SL Green Realty Corp 5,343,200
36,811 Smartstop Self Storage REIT, Inc 1,247,157
11,928 Strawberry Fields REIT, Inc 122,381
138,486 Summit Hotel Properties, Inc 722,897
249,237 Sunstone Hotel Investors, Inc 2,180,824
145,217 Tanger Factory Outlet Centers, Inc 4,359,414
132,825 Terreno Realty Corp 7,370,459
101,202 UMH Properties, Inc 1,647,569
314,159 Uniti Group, Inc 1,671,326
17,460 Universal Health Realty Income Trust 677,273
165,445 Urban Edge Properties 3,262,575
112,205 Washington REIT 1,692,051
62,723 Whitestone REIT 764,593
129,331 Xenia Hotels & Resorts, Inc 1,643,797
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 180,801,547
FINANCIAL SERVICES - 6.3%
51,959 (a) Acacia Research (Acacia Technologies) 183,935
8,122 (a) ACRES Commercial Realty Corp 159,841
22,327 AFC Gamma, Inc 98,462
37,607 AG. Mortgage Investment Trust, Inc 284,309
26,996 Alerus Financial Corp 570,695
45,450 (a),(b) AlTi Global, Inc 185,890
12,950 Angel Oak Mortgage REIT, Inc 119,917
181,589 Apollo Commercial Real Estate Finance, Inc 1,746,886
247,990 Arbor Realty Trust, Inc 2,767,568
68,600 Ares Commercial Real Estate Corp 306,642
107,091 ARMOUR Residential REIT, Inc 1,746,654
80,387 Artisan Partners Asset Management, Inc 3,637,512
6,149 (a) Atlanticus Holdings Corp 305,175
224,669 (a) AvidXchange Holdings, Inc 2,215,236
6,801 (a),(b) Bakkt Holdings, Inc 67,330
37,790 Banco Latinoamericano de Exportaciones S.A. (Class E) 1,510,088
6,466 (a) Better Home & Finance Holding Co 83,670
465,326 BGC Group, Inc 4,313,572
211,329 Blackstone Mortgage Trust, Inc 3,905,360
60,626 Bread Financial Holdings, Inc 3,716,374
36,089 Brightsphere Investment Group, Inc 1,508,159
174,785 BrightSpire Capital, Inc 905,386
249,201 Burford Capital Ltd 3,202,233
74,827 Cannae Holdings, Inc 1,599,801
69,076 (a) Cantaloupe, Inc 764,671

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
15,683 Cass Information Systems, Inc $ 627,477
20,932 Chicago Atlantic Real Estate Finance, Inc 271,907
105,333 Chimera Investment Corp 1,408,302
116,554 Claros Mortgage Trust, Inc 332,179
35,987 Cohen & Steers, Inc 2,647,204
82,564 Compass Diversified Trust 527,584
9,260 (a) Consumer Portfolio Services, Inc 73,154
12,045 (a) Dave, Inc 2,840,211
3,479 Diamond Hill Investment Group, Inc 471,648
222,684 DigitalBridge Group, Inc 2,391,626
34,549 (a) Donnelley Financial Solutions, Inc 1,829,715
136,479 Dynex Capital, Inc 1,697,799
119,952 Ellington Financial, Inc 1,522,191
36,018 Enact Holdings, Inc 1,251,986
31,275 (a) Encore Capital Group, Inc 1,153,422
32,053 (a) Enova International, Inc 3,351,462
128,988 Essent Group Ltd 7,222,038
82,767 EVERTEC, Inc 2,992,027
12,150 Federal Agricultural Mortgage Corp 2,093,080
5,777 (a),(b) Finance Of America Cos, Inc 124,379
51,414 FirstCash Holdings, Inc 6,852,972
155,228 (a) Flywire Corp 1,690,433
13,267 (a),(b) Forge Global Holdings, Inc 290,813
101,830 Franklin BSP Realty Trust, Inc 1,028,483
55,380 (b) GCM Grosvenor, Inc 652,930
54,987 Great Ajax Corp 142,966
71,377 (a) Green Dot Corp 722,335
158,920 Hannon Armstrong Sustainable Infrastructure Capital, Inc 4,127,152
39,308 (a) International Money Express, Inc 353,379
78,383 Invesco Mortgage Capital, Inc 591,792
93,335 Jackson Financial, Inc 8,172,413
75,861 KKR Real Estate Finance Trust, Inc 685,783
148,602 Ladder Capital Corp 1,622,734
147,401 (a) LendingClub Corp 2,297,982
14,527 (a) LendingTree, Inc 678,120
106,791 (a),(b) loanDepot, Inc 169,798
58,265 Lument Finance Trust, Inc 125,852
41,312 Marex Group plc 1,593,817
2,137 MarketWise, Inc 39,321
499,392 (a) Marqeta, Inc 2,846,534
18,781 Medallion Financial Corp 191,754
33,677 Merchants Bancorp 986,736
132,837 MFA Financial, Inc 1,207,488
96,506 Moelis & Co 6,768,931
91,769 Navient Corp 1,187,491
93,482 (a) NCR Corp ATM 2,860,549
18,084 Nelnet, Inc (Class A) 2,256,341
53,791 (a) NerdWallet, Inc 569,647
113,687 New York Mortgage Trust, Inc 719,639
30,932 NewtekOne, Inc 353,862
8,157 Nexpoint Real Estate Finance, Inc 112,567
101,506 (a) NMI Holdings, Inc 3,788,204
8,575 (a) Ocwen Financial Corp 323,449
138,168 (a) Open Lending Corp 302,588
43,517 (a) Oportun Financial Corp 266,759
31,487 (b) OppFi, Inc 335,022
139,971 Orchid Island Capital, Inc 974,198
70,663 P10, Inc 869,155
230,334 Pagseguro Digital Ltd 1,803,515
77,915 Patria Investments Ltd 1,086,914
361,717 (a) Payoneer Global, Inc 2,376,481
42,560 (a),(b) Paysafe Ltd 517,104

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
43,694 (a) Paysign Inc $ 325,083
37,964 PennyMac Financial Services, Inc 3,535,967
114,415 PennyMac Mortgage Investment Trust 1,348,953
79,242 Perella Weinberg Partners 1,580,085
22,704 Piper Jaffray Cos 7,159,025
29,574 PJT Partners, Inc 5,282,508
50,492 (a) PRA Group, Inc 767,478
32,441 (a) Priority Technology Holdings Inc 222,221
50,504 PROG Holdings, Inc 1,608,047
183,591 Radian Group, Inc 5,986,903
212,565 Ready Capital Corp 894,899
172,173 Redwood Trust, Inc 940,065
12,067 Regional Management Corp 401,107
201,368 (a) Remitly Global, Inc 3,322,572
101,435 (a) Repay Holdings Corp 499,060
20,058 (a) Security National Financial Corp 170,092
16,624 Seven Hills Realty Trust 171,061
19,180 (a) Sezzle, Inc 2,969,831
18,282 (a),(b) Siebert Financial Corp 74,408
10,302 Silvercrest Asset Management Group, Inc 168,541
81,463 StepStone Group, Inc 4,835,644
314,868 (a) StoneCo Ltd 4,024,013
58,686 (a) StoneX Group, Inc 5,706,627
13,393 Sunrise Realty Trust, Inc 134,064
4,871 SWK Holdings Corp 72,529
89,197 TPG RE Finance Trust, Inc 776,014
134,201 (a) Triller Group, Inc 72,348
135,790 Two Harbors Investment Corp 1,323,952
109,404 (a),(b) Upstart Holdings, Inc 8,942,683
1,276 Value Line, Inc 47,391
14,558 (a) Velocity Financial, Inc 241,663
57,429 Victory Capital Holdings, Inc 3,957,432
8,534 Virtus Investment Partners, Inc 1,649,708
42,826 Walker & Dunlop, Inc 3,212,378
21,757 Waterstone Financial, Inc 289,586
9,532 Westwood Holdings Group, Inc 166,619
156,352 WisdomTree, Inc 2,074,791
4,385 (a) World Acceptance Corp 689,848
TOTAL FINANCIAL SERVICES 210,923,956
FOOD, BEVERAGE & TOBACCO - 1.2%
6,964 Alico, Inc 224,798
97,456 (b) B&G Foods, Inc (Class A) 399,570
96,348 (a),(b) Beyond Meat, Inc 292,898
70,323 (a),(b) BRC, Inc 119,549
22,401 Calavo Growers, Inc 589,146
59,627 Cal-Maine Foods, Inc 6,626,945
85,992 Dole plc 1,224,526
6,332 (a),(b) Forafric Global plc 49,326
43,325 Fresh Del Monte Produce, Inc 1,628,587
108,034 (a) Hain Celestial Group, Inc 169,613
23,066 (a) Ispire Technology, Inc 63,201
20,132 J&J Snack Foods Corp 2,272,701
10,388 John B Sanfilippo & Son, Inc 657,664
26,082 Lancaster Colony Corp 4,636,336
5,951 (a) Lifeway Foods, Inc 150,084
23,415 Limoneira Co 343,732
44,117 (a) MamaMancini's Holdings, Inc 364,406
18,417 MGP Ingredients, Inc 520,833
58,729 (a) Mission Produce, Inc 724,716
30,979 (a) National Beverage Corp 1,419,458
5,612 (a) Seneca Foods Corp 587,745
121,899 (a) Simply Good Foods Co 3,713,044

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
122,582 (a) SunOpta, Inc $ 714,653
22,587 (b) Tootsie Roll Industries, Inc 856,725
65,569 (a) TreeHouse Foods, Inc 1,260,236
22,190 Turning Point Brands, Inc 1,840,439
31,140 Universal Corp 1,696,196
93,935 Utz Brands, Inc 1,223,973
52,218 (a) Vita Coco Co, Inc 1,841,207
44,136 (a) Vital Farms, Inc 1,641,859
45,145 (a),(b) Westrock Coffee Co 300,214
83,502 (b) WK Kellogg Co 1,924,721
41,129 (a) Zevia PBC 127,500
TOTAL FOOD, BEVERAGE & TOBACCO 40,206,601
HEALTH CARE EQUIPMENT & SERVICES - 6.2%
125,546 (a) Accuray, Inc 164,465
120,204 (a) AdaptHealth Corp 1,078,230
23,559 (a) Addus HomeCare Corp 2,515,630
410,624 (a) agilon health, Inc 735,017
17,003 (a),(b) AirSculpt Technologies, Inc 112,390
165,440 (a) Alignment Healthcare, Inc 2,279,763
150,651 (a) Alphatec Holdings, Inc 1,593,888
50,396 (a) AMN Healthcare Services, Inc 924,263
51,827 (a) Angiodynamics, Inc 459,187
19,370 (a),(b) Anteris Technologies Global Corp 62,178
52,972 (a) Apollo Medical Holdings, Inc 1,263,912
30,670 (a) Ardent Health Partners, Inc 325,102
61,680 (a) AtriCure, Inc 2,164,968
62,533 (a) Avanos Medical, Inc 698,494
59,102 (a) Aveanna Healthcare Holdings, Inc 234,635
54,514 (a) Axogen, Inc 713,588
17,044 (a) Beta Bionics, Inc 286,169
59,980 (a),(b) Bioventus, Inc 391,070
109,704 (a) BrightSpring Health Services, Inc 2,265,388
298,341 (a) Brookdale Senior Living, Inc 2,312,143
249,957 (a) Butterfly Network, Inc 427,426
36,922 (a) Castle Biosciences, Inc 559,368
32,412 (a),(b) Ceribell, Inc 466,733
237,114 (a) Cerus Corp 303,506
10,018 (a) Claritev Corp 399,418
33,970 (a),(b) ClearPoint Neuro, Inc 353,288
524,376 (a),(b) Clover Health Investments Corp 1,515,447
160,384 (a) Community Health Systems, Inc 416,998
12,974 (a) Computer Programs & Systems, Inc 270,119
151,775 Concentra Group Holdings Parent, Inc 3,030,947
40,511 Conmed Corp 2,072,138
37,785 (a) Corvel Corp 3,347,751
37,288 (a) Cross Country Healthcare, Inc 501,524
49,896 (a) CryoLife, Inc 1,542,285
15,323 (a),(b) CVRx, Inc 121,971
46,308 (a),(b) Definitive Healthcare Corp 180,601
39,123 (a) Delcath Systems, Inc 420,572
136,849 (a),(b) DocGo, Inc 186,115
8,992 (a) Electromed, Inc 163,744
75,904 Embecta Corp 771,185
64,397 (a) Enhabit, Inc 432,748
74,390 (a) Enovis Corp 1,993,652
72,934 Ensign Group, Inc 10,940,100
149,014 (a) Evolent Health, Inc 1,497,591
27,932 (a) Fulgent Genetics, Inc 479,872
24,372 (a) GeneDx Holdings Corp 2,484,725
72,597 (a) Glaukos Corp 6,249,876
155,070 (a) Guardant Health, Inc 6,354,769
65,468 (a) Haemonetics Corp 4,847,251

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
76,936 (a) Health Catalyst, Inc $ 280,816
110,828 (a) HealthEquity, Inc 10,750,316
30,326 HealthStream, Inc 793,328
248,201 (a) Hims & Hers Health, Inc 16,425,942
31,399 (a) ICU Medical, Inc 4,031,946
21,483 (a) Innovage Holding Corp 71,323
32,057 (a) Inogen, Inc 202,280
44,789 (a) Integer Holdings Corp 4,860,054
87,555 (a) Integra LifeSciences Holdings Corp 1,150,473
9,882 iRadimed Corp 576,516
41,404 (a) iRhythm Technologies, Inc 5,804,013
15,418 (a) Joint Corp 170,215
17,159 (a),(b) Kestra Medical Technologies Ltd 283,123
87,763 (a) Lantheus Holdings, Inc 6,247,848
27,103 LeMaitre Vascular, Inc 2,201,848
12,196 (a) LENSAR, Inc 157,206
46,916 (a) LifeMD, Inc 488,396
171,937 (a) LifeStance Health Group, Inc 684,309
70,158 (a) LivaNova plc 2,959,966
90,234 (a),(b) Lucid Diagnostics, Inc 88,303
75,963 (a) Merit Medical Systems, Inc 6,446,220
42,511 (a),(b) Myomo, Inc 82,046
73,732 (a) Nano-X Imaging Ltd 347,278
16,009 National Healthcare Corp 1,537,344
19,429 National Research Corp 242,862
281,153 (a) Neogen Corp 1,307,361
165,130 (a) NeoGenomics, Inc 799,229
47,043 (a),(b) Neuronetics, Inc 206,519
31,234 (a) NeuroPace, Inc 265,801
131,942 (a) Novocure Ltd 1,526,569
4,455 (a),(b) Nutex Health, Inc 377,828
60,030 (a) Omnicell, Inc 1,861,530
76,672 (a) Oncology Institute, Inc 281,386
469,808 (a) Opko Health, Inc 601,354
21,914 (a) OptimizeRx Corp 276,555
213,870 (a) Option Care Health, Inc 6,277,084
99,167 (a) OraSure Technologies, Inc 315,351
50,572 (a) Orthofix Medical, Inc 558,315
20,885 (a) OrthoPediatrics Corp 432,737
23,029 (a) Outset Medical, Inc 369,846
94,117 (a) Owens & Minor, Inc 652,231
57,290 (a) PACS Group, Inc 633,627
112,525 (a) Pediatrix Medical Group, Inc 1,378,431
43,976 (a) Pennant Group, Inc 974,948
91,816 (a) Performant Financial Corp 325,947
73,529 (a) Phreesia, Inc 1,982,342
118,401 Premier, Inc 2,543,253
149,337 (a) Privia Health Group, Inc 2,915,058
68,222 (a) PROCEPT BioRobotics Corp 3,309,449
2,739 (a),(b) Pro-Dex, Inc 137,087
89,194 (a) Progyny, Inc 2,096,951
47,757 (a) Pulmonx Corp 87,873
22,441 (a),(b) Pulse Biosciences, Inc 337,064
88,112 (a) QuidelOrtho Corp 2,028,338
86,367 (a) RadNet, Inc 4,726,866
55,330 (a) Repro-Med Systems, Inc 191,442
47,627 (a) RxSight, Inc 370,538
5,089 (a) Sanara Medtech, Inc 123,001
9,106 (a) SANUWAVE Health, Inc 350,308
73,134 (a) Schrodinger, Inc 1,486,814
145,346 Select Medical Holdings Corp 2,149,667
10,879 (a),(b) Semler Scientific, Inc 390,012

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
49,340 (a) SI-BONE, Inc $ 840,260
47,520 (a) Sight Sciences, Inc 158,242
20,907 (b) Simulations Plus, Inc 272,209
7,162 (a),(b) Sonida Senior Living, Inc 174,896
62,952 (a),(b) STAAR Surgical Co 1,127,785
73,990 (a),(b) Stereotaxis, Inc 167,957
99,059 (a) Surgery Partners, Inc 2,174,345
17,758 (a) SurModics, Inc 637,512
31,396 (a) Tactile Systems Technology, Inc 313,332
161,974 (a) Talkspace, Inc 393,597
86,831 (a) Tandem Diabetes Care, Inc 1,352,827
228,594 (a) Teladoc Health, Inc 1,648,163
43,160 (a) TransMedics Group, Inc 5,134,745
61,173 (a) Treace Medical Concepts, Inc 328,499
9,772 (a) UFP Technologies, Inc 2,212,283
19,725 US Physical Therapy, Inc 1,442,884
3,897 Utah Medical Products, Inc 216,673
53,665 (a) Varex Imaging Corp 390,681
47,009 (a) Viemed Healthcare, Inc 286,285
117,408 (a) Waystar Holding Corp 4,341,748
34,878 (a) Zimvie, Inc 655,358
TOTAL HEALTH CARE EQUIPMENT & SERVICES 208,715,164
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
43,730 (a),(b) Beauty Health Co 67,344
11,565 (a) Central Garden & Pet Co 451,266
65,739 (a) Central Garden and Pet Co (Class A) 2,335,049
61,954 Edgewell Personal Care Co 1,563,100
86,484 Energizer Holdings, Inc 1,947,620
5,258 (a),(b) FitLife Brands, Inc 65,725
131,589 (a) Herbalife Ltd 1,210,619
121,547 (a) Honest Co, Inc 560,332
23,868 Inter Parfums, Inc 2,878,481
13,828 (b) Lifevantage Corp 173,541
14,608 (a) Medifast, Inc 201,152
18,571 (a) Nature's Sunshine Products, Inc 260,180
67,415 Nu Skin Enterprises, Inc (Class A) 564,938
13,073 Oil-Dri Corp of America 737,317
185,824 (a),(b) Olaplex Holdings, Inc 258,295
33,276 Spectrum Brands Holdings, Inc 1,780,599
14,485 (a) USANA Health Sciences, Inc 425,714
55,467 (a) Waldencast plc 98,731
17,532 WD-40 Co 3,758,861
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 19,338,864
INSURANCE - 2.0%
59,995 (a) AMBAC Financial Group, Inc 503,958
24,494 Amerisafe, Inc 1,096,841
20,323 (a) Bowhead Specialty Holdings, Inc 660,497
91,314 (a),(b) BRP Group, Inc 3,364,008
58,663 (a),(b) Citizens, Inc (Class A) 224,093
130,152 CNO Financial Group, Inc 4,794,800
21,287 Crawford & Co 203,717
19,550 Donegal Group, Inc (Class A) 335,282
37,713 (a) eHealth, Inc 128,224
31,578 Employers Holdings, Inc 1,303,540
27,622 F&G Annuities & Life, Inc 881,418
77,486 Fidelis Insurance Holdings Ltd 1,170,813
536,395 (a) Genworth Financial, Inc (Class A) 4,216,065
5,436 (a) GoHealth, Inc 33,323
30,977 Goosehead Insurance, Inc 2,816,119
34,409 (a) Greenlight Capital Re Ltd (Class A) 447,317
58,411 (a) Hamilton Insurance Group Ltd 1,255,252
11,115 HCI Group, Inc 1,556,545

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
27,732 (a) Heritage Insurance Holdings, Inc $ 584,868
24,802 (a) Hippo Holdings, Inc 640,884
53,382 Horace Mann Educators Corp 2,270,336
1,606 Investors Title Co 339,219
39,977 James River Group Holdings Ltd 227,869
2,274 (a) Kestrel Group Ltd 61,807
14,353 (a) Kingstone Cos, Inc 235,246
23,553 (a),(b) Kingsway Financial Services, Inc 329,271
72,309 (a),(b) Lemonade, Inc 2,724,603
62,428 (a) MBIA, Inc 332,741
34,669 Mercury General Corp 2,400,828
11,769 (a) NI Holdings, Inc 149,937
237,844 (a),(b) Oscar Health, Inc 3,341,708
34,242 (a) Palomar Holdings, Inc 4,536,723
66,402 (a) ProAssurance Corp 1,577,712
13,825 (a) Root, Inc 1,673,240
19,629 Safety Insurance Group, Inc 1,380,900
78,951 Selective Insurance Group, Inc 6,155,809
169,109 (a) Selectquote, Inc 297,632
133,097 (a) SiriusPoint Ltd 2,610,032
46,419 (a) Skyward Specialty Insurance Group, Inc 2,347,873
36,116 Stewart Information Services Corp 2,345,012
30,641 Tiptree, Inc 636,720
48,177 (a) Trupanion, Inc 2,284,072
28,478 United Fire Group, Inc 756,091
31,184 United Insurance Holdings Corp 324,625
32,965 Universal Insurance Holdings, Inc 779,293
TOTAL INSURANCE 66,336,863
MATERIALS - 3.7%
33,406 (a),(b) Advanced Emissions Solutions, Inc 178,722
32,143 AdvanSix, Inc 646,717
15,210 (a) Alpha Metallurgical Resources, Inc 1,795,845
105,299 (a) American Battery Technology Co 228,499
38,046 (a) American Vanguard Corp 146,858
172,664 Ardagh Metal Packaging S.A. 683,749
68,518 (a),(b) ASP Isotopes, Inc 621,458
79,148 (a) Aspen Aerogels, Inc 606,274
119,275 Avient Corp 3,765,512
42,588 Balchem Corp 6,493,392
70,353 Cabot Corp 5,078,079
22,143 Caledonia Mining Corp plc 435,996
68,709 (a) Century Aluminum Co 1,455,257
196,177 Chemours Co 2,350,200
21,941 (a) Clearwater Paper Corp 494,989
831,440 (a) Coeur Mining, Inc 7,225,214
147,262 Commercial Metals Co 7,637,007
45,216 (a) Compass Minerals International, Inc 901,155
184,924 (a) Constellium SE 2,535,308
13,512 (a),(b) Contango ORE, Inc 251,864
10,158 (a) Core Molding Technologies, Inc 169,029
41,707 (a) Critical Metals Corp 157,235
110,906 (a) Dakota Gold Corp 399,262
140,143 (a) Ecovyst, Inc 1,206,631
154,455 Ferroglobe plc 653,345
18,497 (a) Flotek Industries, Inc 222,889
8,614 Friedman Industries, Inc 130,588
32,056 Greif, Inc (Class A) 2,033,312
5,832 Greif, Inc (Class B) 382,871
71,014 H.B. Fuller Co 3,990,987
25,335 Hawkins, Inc 4,136,699
778,690 Hecla Mining Co 4,469,681
16,177 (a) Idaho Strategic Resources, Inc 265,303

SHARES DESCRIPTION VALUE
MATERIALS (continued)
46,833 (a) Ingevity Corp $ 1,957,151
32,253 Innospec, Inc 2,577,015
15,133 (a) Intrepid Potash, Inc 503,626
113,270 (a),(b) Ivanhoe Electric, Inc 1,082,861
20,923 Kaiser Aluminum Corp 1,617,557
74,270 (a) Knife River Corp 6,125,790
25,927 Koppers Holdings, Inc 851,961
30,533 Kronos Worldwide, Inc 163,351
35,917 (a),(b) Lifezone Metals Ltd 158,394
73,197 (a) LSB Industries, Inc 565,813
43,429 (a),(b) Magnera Corp 540,691
26,565 Materion Corp 2,797,294
92,480 (a) Metals Acquisition Ltd 1,112,534
40,840 Minerals Technologies, Inc 2,374,846
49,769 Myers Industries, Inc 729,116
66,907 (a) NioCorp Developments Ltd 188,678
315,218 (a) Novagold Resources, Inc 1,635,981
199,959 (a) O-I Glass, Inc 2,601,467
13,469 Olympic Steel, Inc 418,886
74,081 Orion S.A. 718,586
180,675 (a) Perimeter Solutions, Inc 2,914,288
59,680 (a) Perpetua Resources Corp 901,168
24,661 (a),(b) Piedmont Lithium, Inc 180,025
168,742 (a),(b) PureCycle Technologies, Inc 2,262,830
18,232 Quaker Chemical Corp 2,086,105
46,246 (b) Ramaco Resources, Inc 941,106
57,761 (a) Ranpak Holdings Corp 210,828
83,699 (a) Rayonier Advanced Materials, Inc 321,404
36,365 Ryerson Holding Corp 749,119
67,746 Schweitzer-Mauduit International, Inc 448,478
54,834 Sensient Technologies Corp 6,157,310
3,564 (a),(b) Smith-Midland Corp 123,920
24,334 (a) Solesence, Inc 83,466
264,124 (a) SSR Mining, Inc 3,156,282
27,926 Stepan Co 1,417,803
110,359 SunCoke Energy, Inc 815,553
44,415 Sylvamo Corp 2,046,199
9,884 (a),(b) Synalloy Corp 126,812
47,688 (a) TimkenSteel Corp 753,470
31,441 Titan America S.A. 451,178
35,776 (a) Tredegar Corp 311,609
43,123 Trimas Corp 1,540,785
44,280 (b) Trinseo plc 118,228
156,001 Tronox Holdings plc 497,643
14,039 United States Lime & Minerals, Inc 1,398,004
118,717 (a),(b) US Antimony Corp 363,274
14,180 (a),(b) US Gold Corp 144,920
1,005 Valhi, Inc 15,778
50,151 Vox Royalty Corp 158,979
67,706 Warrior Met Coal, Inc 3,478,734
42,462 Worthington Steel, Inc 1,295,940
TOTAL MATERIALS 125,942,763
MEDIA & ENTERTAINMENT - 2.0%
143,211 (a),(b) Advantage Solutions, Inc 196,199
339,329 (a) Altice USA, Inc 882,255
565,338 (a) AMC Entertainment Holdings, Inc 1,639,480
43,573 (a) AMC Networks, Inc 261,002
56,277 (a) Angi, Inc 912,813
16,736 (a) Arena Group Holdings, Inc 102,257
8,679 (a),(b) Atlanta Braves Holdings, Inc 408,781
59,834 (a) Atlanta Braves Holdings, Inc 2,666,203
30,157 (a) Boston Omaha Corp 405,612

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
94,569 (a) Bumble, Inc $ 735,747
6,691 Cable One, Inc 856,314
106,786 (a) Cargurus, Inc 3,504,717
79,177 (a) Cars.com, Inc 1,019,008
138,275 Cinemark Holdings, Inc 3,715,449
41,392 CuriosityStream, Inc 200,751
1,636 (a) Daily Journal Corp 653,713
176,142 (a) EchoStar Corp (Class A) 5,740,468
19,910 (b) Emerald Holding, Inc 98,953
78,418 Entravision Communications Corp (Class A) 173,304
111,285 (a) Eventbrite, Inc 271,535
35,533 (a) EverQuote, Inc 873,756
77,085 (a) EW Scripps Co (Class A) 230,484
421,261 (a) fuboTV, Inc 1,676,619
21,927 (a) Gaia, Inc 92,093
18,540 (a) Gambling.com Group Ltd 195,968
167,414 (a) Gannett Co, Inc 637,847
135,943 (a),(b) Getty Images Holdings, Inc 240,619
26,520 (a),(b) Golden Matrix Group, Inc 39,382
116,164 Gray Television, Inc 523,900
43,198 (a) Grindr, Inc 755,101
16,920 (a),(b) Ibotta, Inc 615,042
137,008 (a),(b) iHeartMedia, Inc 256,205
55,559 (a) IMAX Corp 1,432,867
97,131 (a) Integral Ad Science Holding Corp 796,474
53,376 John Wiley & Sons, Inc (Class A) 2,060,314
247,462 (a) Lionsgate Studios Corp 1,464,975
51,070 (a) Madison Square Garden Entertainment Corp 1,929,935
181,860 (a) Magnite, Inc 4,184,599
30,233 Marcus Corp 494,914
39,531 (a) MediaAlpha, Inc 396,101
88,073 National CineMedia, Inc 423,631
9,817 (a) Newsmax, Inc 130,468
274,860 (a) Nextdoor Holdings, Inc 481,005
48,949 (a) Nexxen International Ltd 503,196
55,980 (a) Outbrain, Inc 141,629
110,418 (a) Playstudios, Inc 126,981
73,059 Playtika Holding Corp 325,478
54,478 (a) PubMatic, Inc 654,281
69,954 (a) QuinStreet, Inc 1,147,945
28,672 (a) Reservoir Media, Inc 227,656
102,393 (a),(b) Rumble, Inc 864,197
28,060 Scholastic Corp 692,240
32,518 Shutterstock, Inc 623,045
50,103 Sinclair, Inc 724,489
36,127 (a),(b) Sphere Entertainment Co 1,555,267
149,782 (a),(b) Stagwell, Inc 858,251
16,496 (a) Starz Entertainment Corp 240,017
34,289 (a) TechTarget, Inc 248,252
208,616 TEGNA, Inc 3,483,887
47,661 (a) Thryv Holdings, Inc 627,219
8,238 (a) Travelzoo, Inc 82,298
151,190 (a) TripAdvisor, Inc 2,644,313
115,068 (a) TrueCar, Inc 210,574
193,488 (a) Vimeo, Inc 733,320
97,832 (a),(b) Vivid Seats, Inc 151,640
18,931 (a),(b) Webtoon Entertainment, Inc 190,067
73,523 (a) WideOpenWest, Inc 247,772
79,965 (a) Yelp, Inc 2,753,195
54,787 (a) Ziff Davis, Inc 1,704,971

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
85,163 (a) ZipRecruiter, Inc $ 357,685
TOTAL MEDIA & ENTERTAINMENT 66,496,725
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
137,478 (a) 10X Genomics, Inc 1,849,079
40,444 (a) 4D Molecular Therapeutics, Inc 181,998
162,048 (a) 89bio, Inc 1,539,456
7,369 (a) Aardvark Therapeutics, Inc 88,502
56,719 (a),(b) Abeona Therapeutics, Inc 361,300
141,913 (a),(b) Absci Corp 401,614
161,560 (a) Acadia Pharmaceuticals, Inc 3,849,975
118,020 (a) Aclaris Therapeutics, Inc 180,571
194,026 (a) Adaptive Biotechnologies Corp 1,986,826
94,938 (a) ADC Therapeutics S.A. 262,978
300,928 (a) ADMA Biologics, Inc 5,627,354
72,273 (a) Agios Pharmaceuticals, Inc 2,690,001
324,490 (a) Akebia Therapeutics, Inc 1,195,746
90,734 (a) Akero Therapeutics, Inc 4,432,356
62,944 (a) Aldeyra Therapeutics, Inc 314,091
109,634 (a) Alector, Inc 163,355
210,570 (a) Alkermes plc 5,577,999
170,147 (a),(b) Allogene Therapeutics, Inc 209,281
14,158 (a),(b) Alpha Teknova, Inc 63,994
100,562 (a),(b) Altimmune, Inc 371,074
62,650 (a),(b) Alumis, Inc 259,371
367,750 (a) Amicus Therapeutics, Inc 2,202,822
195,105 (a) Amneal Pharmaceuticals, Inc 1,525,721
49,661 (a) Amphastar Pharmaceuticals, Inc 1,040,398
89,982 (a) Amylyx Pharmaceuticals, Inc 722,555
26,611 (a) AnaptysBio, Inc 653,300
108,498 (a),(b) Anavex Life Sciences Corp 1,226,027
24,055 (a) ANI Pharmaceuticals, Inc 1,523,884
18,321 (a) Anika Therapeutics, Inc 151,240
127,185 (a) Annexon, Inc 305,244
41,436 (a) Apogee Therapeutics, Inc 1,585,341
100,616 (a),(b) Aquestive Therapeutics, Inc 386,365
189,039 (a) Arbutus Biopharma Corp 620,048
47,520 (a) Arcellx, Inc 3,392,453
31,233 (a) Arcturus Therapeutics Holdings, Inc 381,355
89,574 (a) Arcus Biosciences, Inc 817,811
137,924 (a) Arcutis Biotherapeutics, Inc 2,010,932
297,612 (a) Ardelyx, Inc 1,261,875
29,913 (a),(b) ArriVent Biopharma, Inc 583,603
156,723 (a) Arrowhead Pharmaceuticals, Inc 2,476,223
71,166 (a),(b) ARS Pharmaceuticals, Inc 1,258,215
84,375 (a) Arvinas, Inc 627,750
55,991 (a) Astria Therapeutics, Inc 387,458
105,147 (a) Atea Pharmaceuticals, Inc 382,735
112,972 (a),(b) aTyr Pharma, Inc 533,228
48,790 (a) Aura Biosciences, Inc 336,163
152,919 (a) Aurinia Pharmaceuticals, Inc 1,413,736
120,274 (a),(b) Avadel Pharmaceuticals plc 1,264,080
147,017 (a) Avidity Biosciences, Inc 5,396,994
34,057 (a),(b) Avita Medical, Inc 180,502
52,528 (a) Axsome Therapeutics, Inc 5,325,289
124,188 (a),(b) Beam Therapeutics, Inc 2,447,745
18,779 (a),(b) Benitec Biopharma, Inc 205,254
44,437 (a) Bicara Therapeutics, Inc 493,695
30,794 (a) BioAge Labs, Inc 135,494
268,612 (a) BioCryst Pharmaceuticals, Inc 2,186,502
117,503 (a) Biohaven Ltd 1,774,295
47,217 (a) BioLife Solutions, Inc 1,003,833
36,459 (a) Biote Corp 148,388

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
203,000 (a) Bridgebio Pharma, Inc $ 9,595,810
5,987 (a) Bright Minds Biosciences, Inc 202,181
53,036 (a) Brooks Automation, Inc 1,734,277
51,207 (a),(b) Candel Therapeutics, Inc 330,029
47,982 (a),(b) Capricor Therapeutics, Inc 392,493
75,661 (a),(b) Cardiff Oncology, Inc 179,317
70,757 (a) CareDx, Inc 869,250
45,599 (a),(b) Cargo Therapeutics, Inc 203,828
17,594 (a),(b) Catalyst Biosciences, Inc 124,038
150,214 (a) Catalyst Pharmaceuticals, Inc 3,204,065
37,298 (a),(b) Celcuity, Inc 1,460,776
85,045 (a) Celldex Therapeutics, Inc 1,869,289
72,545 (a) CG oncology, Inc 1,936,226
78,524 (a),(c) Chinook Therapeutics, Inc 785
65,012 (a) ChromaDex Corp 607,862
18,431 (a) Cidara Therapeutics, Inc 1,166,867
105,313 (a) Codexis, Inc 282,239
137,932 (a) Cogent Biosciences, Inc 1,575,183
95,056 (a),(b) Coherus Biosciences, Inc 89,372
41,563 (a) Collegium Pharmaceutical, Inc 1,241,071
124,245 (a),(b) Compass Therapeutics, Inc 369,008
83,390 (a) CorMedix, Inc 973,161
68,064 (a),(b) Corvus Pharmaceuticals, Inc 283,827
117,396 (a) Crinetics Pharmaceuticals, Inc 3,356,352
107,471 (a),(b) CRISPR Therapeutics AG. 6,046,318
59,106 (a) CryoPort, Inc 433,247
68,727 (a) Cullinan Oncology, Inc 534,009
152,388 (a) Cytek Biosciences, Inc 548,597
151,676 (a) Cytokinetics, Inc 5,709,085
93,653 (a) Day One Biopharmaceuticals, Inc 628,412
171,970 (a) Denali Therapeutics, Inc 2,378,345
36,533 (a),(b) Design Therapeutics, Inc 141,383
34,347 (a),(b) DiaMedica Therapeutics, Inc 144,944
31,982 (a) Disc Medicine, Inc 1,911,244
136,639 (a) Dynavax Technologies Corp 1,500,296
121,869 (a) Dyne Therapeutics, Inc 1,200,410
94,412 (a) Edgewise Therapeutics, Inc 1,346,315
111,593 (a),(b) Editas Medicine, Inc 280,098
76,292 (a) Eledon Pharmaceuticals, Inc 240,320
70,170 (a) Emergent Biosolutions, Inc 412,600
25,834 (a) Enanta Pharmaceuticals, Inc 195,822
41,833 (a),(b) Enliven Therapeutics, Inc 786,879
33,481 (a) Entrada Therapeutics, Inc 196,868
235,428 (a) Erasca, Inc 333,131
244,777 (a),(b) Esperion Thereapeutics, Inc 347,583
33,223 (a),(b) Eton Pharmaceuticals, Inc 470,438
73,480 (a) Evolus, Inc 655,442
85,530 (a) EyePoint Pharmaceuticals, Inc 839,905
136,284 (a) Fate Therapeutics, Inc 149,912
24,461 (a) Fennec Pharmaceuticals, Inc 200,091
385,828 (a) Fluidigm Corp 513,151
33,661 (a) Foghorn Therapeutics, Inc 176,720
118,922 (a) Fortrea Holdings, Inc 682,612
8,283 (a),(b) Frequency Therapeutics, Inc 123,914
67,540 (a) Fulcrum Therapeutics, Inc 454,544
774,921 (a) Geron Corp 891,159
50,578 (a) Ginkgo Bioworks Holdings, Inc 664,595
246,864 (a) Gossamer Bio, Inc 503,603
39,612 (a),(b) GRAIL, Inc 1,355,126
8,122 (a),(b) Greenwich Lifesciences, Inc 88,855
56,725 (a) Harmony Biosciences Holdings, Inc 1,995,585
39,598 (a) Harrow Health, Inc 1,257,632

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
198,783 (a),(b) Heron Therapeutics, Inc $ 343,895
162,890 (a),(b) Humacyte, Inc 390,936
110,921 (a) Ideaya Biosciences, Inc 2,700,926
298,795 (a),(b) ImmunityBio, Inc 735,036
91,913 (a),(b) Immunome, Inc 966,925
88,773 (a),(b) Immunovant, Inc 1,427,470
157,414 (a) Indivior plc 3,179,763
78,659 (a),(b) Inhibikase Therapeutics, Inc 124,281
15,302 (a),(b) Inhibrx Biosciences, Inc 335,420
43,946 (a),(c) Inhibrx, Inc 28,455
16,518 (a) Inmune Bio, Inc 45,094
81,025 (a) Innoviva, Inc 1,472,224
131,008 (a),(b) Intellia Therapeutics, Inc 1,524,933
361,407 (a),(b) Iovance Biotherapeutics, Inc 928,816
38,842 (a) iTeos Therapeutics, Inc 393,858
42,045 Jade Biosciences, Inc 302,304
51,129 (a) Janux Therapeutics, Inc 1,227,863
15,710 (a),(b) Journey Medical Corp 115,468
50,515 (a) KalVista Pharmaceuticals, Inc 688,519
42,854 (a) Keros Therapeutics, Inc 613,669
40,805 (a) Kodiak Sciences, Inc 268,293
32,190 (a) Krystal Biotech, Inc 4,953,075
98,481 (a) Kura Oncology, Inc 595,810
61,474 (a) Kymera Therapeutics, Inc 2,689,487
35,850 (a),(b) Landec Corp 250,950
57,035 (a),(b) Larimar Therapeutics, Inc 197,341
23,090 (a),(b) LENZ Therapeutics, Inc 687,389
31,235 (a),(b) Lexeo Therapeutics, Inc 147,742
24,735 (a) Ligand Pharmaceuticals, Inc (Class B) 3,254,631
81,957 (a),(b) Liquidia Corp 1,531,776
21,918 (a) Madrigal Pharmaceuticals, Inc 6,630,414
25,389 (a),(b) Magenta Therapeutics, Inc 524,791
393,311 (a) MannKind Corp 1,486,716
150,024 (a),(b) Maravai LifeSciences Holdings, Inc 351,056
141,895 (a) MaxCyte, Inc 292,304
11,375 (a) Maze Therapeutics, Inc 167,781
22,143 (a),(b) MBX Biosciences, Inc 293,395
10,799 (a),(b) MediWound Ltd 201,293
60,312 (a),(b) MeiraGTx Holdings plc 461,387
6,237 Mesa Laboratories, Inc 477,006
23,056 (a),(b) Metsera, Inc 760,617
156,519 (a) MiMedx Group, Inc 1,125,372
95,458 (a),(b) Mind Medicine MindMed, Inc 867,713
50,784 (a) Mineralys Therapeutics, Inc 718,594
56,440 (a) Mirum Pharmaceuticals, Inc 2,916,819
5,278 (a) Monopar Therapeutics, Inc 217,348
55,041 (a),(b) Monte Rosa Therapeutics, Inc 272,453
108,676 (a) Myriad Genetics, Inc 417,316
13,965 (a),(b) Neurogene, Inc 304,018
71,802 (a),(b) Nkarta, Inc 155,810
200,422 (a),(b) Novavax, Inc 1,332,806
97,424 (a) Nurix Therapeutics, Inc 1,096,994
55,779 (a) Nuvalent, Inc 4,370,285
323,897 (a),(b) Nuvation Bio, Inc 764,397
16,749 (a) Nuvectis Pharma, Inc 116,573
182,473 (a) Ocular Therapeutix, Inc 2,113,037
77,353 (a),(b) Olema Pharmaceuticals, Inc 397,594
73,296 (a),(b) Omeros Corp 283,656
7,972 (a),(c) OmniAb Operations, Inc 80
7,972 (a),(c) OmniAb Operations, Inc 80
126,229 (a) OmniAb, Inc 241,097
88,799 (a),(b) Organogenesis Holdings, Inc 410,251

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
58,281 (a) ORIC Pharmaceuticals, Inc $ 581,062
35,313 (b) Oruka Therapeutics, Inc 479,904
270,184 (a),(b) Pacific Biosciences of California, Inc 372,854
59,431 (a) Pacira BioSciences, Inc 1,253,400
8,905 (a),(b) Palvella Therapeutics, Inc 325,745
65,173 (a),(b) Personalis, Inc 357,148
71,907 (a) Perspective Therapeutics, Inc 276,123
54,842 (a),(b) Phathom Pharmaceuticals, Inc 468,351
26,507 Phibro Animal Health Corp 702,435
22,576 (a) Praxis Precision Medicines, Inc 1,224,071
185,473 (a),(b) Precigen, Inc 317,159
64,139 (a) Prestige Consumer Healthcare, Inc. 4,743,079
77,263 (a),(b) Prime Medicine, Inc 288,964
74,903 (a) Protagonist Therapeutics, Inc 4,034,276
90,188 (a) Protalix BioTherapeutics, Inc 131,674
42,081 (a) Protara Therapeutics, Inc 130,451
56,664 (a) Prothena Corp plc 389,282
100,898 (a) PTC Therapeutics, Inc 5,257,795
55,922 (a) Puma Biotechnology, Inc 173,917
47,125 (a),(b) Quanterix Corp 279,922
183,652 (a),(b) Quantum-Si, Inc 271,805
21,873 (a),(b) Rapport Therapeutics, Inc 314,096
441,430 (a),(b) Recursion Pharmaceuticals, Inc 2,626,508
62,504 (a) REGENXBIO, Inc 531,909
158,457 (a) Relay Therapeutics, Inc 557,769
88,787 (a) Replimune Group, Inc 624,173
86,986 (a),(b) Rezolute, Inc 517,567
70,223 (a) Rhythm Pharmaceuticals, Inc 5,985,106
23,053 (a) Rigel Pharmaceuticals, Inc 485,496
99,968 (a) Rocket Pharmaceuticals, Inc 304,902
179,583 (a),(b) Sana Biotechnology, Inc 729,107
152,381 (a),(b) Savara, Inc 394,667
103,929 (a) Scholar Rock Holding Corp 3,850,569
39,230 (a),(b) scPharmaceuticals, Inc 199,288
13,477 (a),(b) Selecta Biosciences, Inc 172,640
123,871 (a),(b) SELLAS Life Sciences Group, Inc 196,955
23,961 (a),(b) Septerna, Inc 297,356
49,221 SIGA Technologies, Inc 325,351
16,040 (a) Sionna Therapeutics, Inc 268,830
52,160 (a) Soleno Therapeutics, Inc 4,510,275
85,806 (a) Solid Biosciences, Inc 586,913
64,780 (a),(b) Spyre Therapeutics, Inc 1,099,317
53,207 (a),(b) Stoke Therapeutics, Inc 683,710
69,892 (a) Supernus Pharmaceuticals, Inc 2,453,209
106,799 (a) Syndax Pharmaceuticals, Inc 1,059,446
99,683 (a),(b) Tango Therapeutics, Inc 602,085
50,294 (a) Tarsus Pharmaceuticals, Inc 1,952,413
217,518 (a),(b) Taysha Gene Therapies, Inc 593,824
14,304 (a),(b) Tectonic Therapeutic, Inc 317,406
91,877 (a) Terns Pharmaceuticals, Inc 535,643
188,534 (a) TG Therapeutics, Inc 6,692,957
50,083 (a) Theravance Biopharma, Inc 558,926
26,824 (a) Third Harmonic Bio, Inc 144,045
9,839 (a),(b) Tonix Pharmaceuticals Holding Corp 370,734
29,927 (a) Tourmaline Bio, Inc 662,284
114,426 (a) Travere Therapeutics, Inc 1,767,882
96,463 (a) Trevi Therapeutics, Inc 714,309
20,594 (a) TriSalus Life Sciences, Inc 87,113
33,575 (a) TuHURA Biosciences, Inc 83,266
4,421 (a),(b) Tvardi Therapeutics, Inc 114,769
76,818 (a) Twist Bioscience Corp 2,578,780
27,572 (a),(b) Tyra Biosciences, Inc 301,362

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
45,262 (a),(b) Upstream Bio, Inc $ 692,961
46,662 (a),(b) UroGen Pharma Ltd 889,378
77,049 (a) Vanda Pharmaceuticals, Inc 328,229
163,290 (a) Vaxcyte, Inc 5,543,695
66,825 (a) Vera Therapeutics, Inc 1,389,292
101,762 (a) Veracyte, Inc 2,392,425
50,633 (a),(b) Verastem, Inc 312,406
65,419 (a) Vericel Corp 2,285,740
121,477 (a) Vir Biotechnology, Inc 615,888
90,227 (a) Viridian Therapeutics, Inc 1,580,777
62,291 (a) Voyager Therapeutics, Inc 198,708
145,539 (a) WaVe Life Sciences Ltd 1,178,866
87,918 (a) Xencor, Inc 731,478
98,656 (a) Xenon Pharmaceuticals, Inc 3,012,954
184,402 (a) Xeris Biopharma Holdings, Inc 938,606
12,179 (a),(b) XOMA Corp 303,014
49,892 (a) Y-mAbs Therapeutics, Inc 223,017
19,909 (a),(b) Zenas Biopharma, Inc 312,770
68,976 (a),(b) Zevra Therapeutics, Inc 766,323
63,721 (a) Zymeworks, Inc 800,336
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 303,662,609
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
2,110 (a) American Realty Investors, Inc 26,481
131,809 (a) Anywhere Real Estate, Inc 608,958
591,981 (a) Compass, Inc 4,700,329
300,880 (a) Cushman & Wakefield plc 3,667,727
95,338 (a) Douglas Elliman, Inc 262,180
105,003 (b) eXp World Holdings, Inc 1,131,932
24,714 (a) Forestar Group, Inc 612,907
15,111 (a) FRP Holdings, Inc 398,930
153,067 Kennedy-Wilson Holdings, Inc 1,120,450
30,638 Marcus & Millichap, Inc 954,680
9,874 (a) Maui Land & Pineapple Co, Inc 167,957
177,046 Newmark Group, Inc 2,685,788
21,665 (a) Re/Max Holdings, Inc 166,604
128,847 (a) Real Brokerage, Inc 508,946
20,088 RMR Group, Inc 322,613
9,803 (a),(b) Seaport Entertainment Group, Inc 226,155
49,495 St. Joe Co 2,499,498
8,230 (a) Stratus Properties, Inc 131,145
28,670 (a),(b) Tejon Ranch Co 514,913
1,691 (a) Transcontinental Realty Investors, Inc 69,331
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 20,777,524
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
66,783 (a) ACM Research, Inc 2,027,532
36,387 (a),(b) Aehr Test Systems 614,940
12,441 (a) Aeluma, Inc 275,195
30,740 (a) Alpha & Omega Semiconductor Ltd 782,948
52,906 (a) Ambarella, Inc 3,496,558
38,169 (a),(b) Atomera, Inc 190,845
41,841 (a) Axcelis Technologies, Inc 2,832,217
28,763 (a) Ceva, Inc 614,665
16 (a),(c) China Energy Savings Technology, Inc 0
58,392 (a) Cohu, Inc 1,042,881
190,353 (a) Credo Technology Group Holding Ltd 21,233,877
59,526 (a) Diodes, Inc 2,938,799
100,271 (a) Formfactor, Inc 2,848,699
44,437 (a) Ichor Holdings Ltd 879,408
33,739 (a) Impinj, Inc 5,215,375
253,056 (a),(b) indie Semiconductor, Inc 989,449
194,530 (a),(b) Kopin Corp 348,209
67,786 Kulicke & Soffa Industries, Inc 2,220,669

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
104,488 (a) MaxLinear, Inc $ 1,653,000
174,000 (a),(b) Navitas Semiconductor Corp 1,275,420
6,356 NVE Corp 402,525
41,316 (a) PDF Solutions, Inc 918,455
67,443 (a) Penguin Solutions, Inc 1,589,632
79,293 (a) Photronics, Inc 1,614,405
73,457 Power Integrations, Inc 3,564,134
140,223 (a) Rambus, Inc 10,366,686
367,520 (a) Rigetti Computing, Inc 5,329,040
113,268 (a) Semtech Corp 5,787,995
41,889 (a) Silicon Laboratories, Inc 5,519,714
27,337 (a) SiTime Corp 5,545,310
37,108 (a),(b) SkyWater Technology, Inc 332,117
51,316 (a) Synaptics, Inc 3,217,513
58,417 (a) Ultra Clean Holdings 1,315,551
73,250 (a) Veeco Instruments, Inc 1,522,135
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 98,505,898
SOFTWARE & SERVICES - 6.8%
154,489 (a) 8x8, Inc 299,709
95,623 A10 Networks, Inc 1,761,376
136,945 (a) ACI Worldwide, Inc 5,828,379
139,868 Adeia, Inc 1,811,291
33,608 (a) Agilysys, Inc 3,834,001
26,039 (a),(b) Airship AI Holdings, Inc 135,142
61,847 (a) Alarm.com Holdings, Inc 3,378,702
88,548 (a) Alkami Technology, Inc 1,973,735
113,101 (a) Amplitude, Inc 1,383,225
52,184 (a) Appian Corp 1,440,800
230,309 (a) Applied Digital Corp 3,026,260
37,316 (a) Arteris, Inc 367,936
121,261 (a) Asana, Inc 1,780,111
54,535 (a) ASGN, Inc 2,734,385
9,437 (a),(b) AudioEye, Inc 120,888
172,380 (a) AvePoint, Inc 3,289,010
69,535 (a) Backblaze, Inc 346,980
375,843 (a) BigBear.ai Holdings, Inc 2,386,603
92,493 (a) BigCommerce Holdings, Inc 442,116
235,797 (a) Bit Digital, Inc 686,169
116,679 (a),(b) Bitdeer Technologies Group 1,503,992
49,706 (a) Blackbaud, Inc 3,351,178
68,452 (a) BlackLine, Inc 3,681,349
272,419 (a) Blend Labs, Inc 901,707
182,123 (a) Box, Inc 5,846,148
99,094 (a) Braze, Inc 2,761,750
157,268 (a),(b) C3.ai, Inc 3,705,234
52,366 (a),(b) Cerence, Inc 450,348
344,819 (a),(b) Cipher Mining, Inc 1,882,712
355,852 (a),(b) Cleanspark, Inc 4,046,037
108,657 Clear Secure, Inc 3,195,602
320,418 (a) Clearwater Analytics Holdings, Inc 6,491,669
57,459 (a) Commvault Systems, Inc 10,914,337
23,272 (a) Consensus Cloud Solutions, Inc 469,629
358,587 (a) Core Scientific, Inc 4,855,268
7,240 (a) CoreCard Corp 209,598
55,855 (a) Couchbase, Inc 1,355,042
31,049 (a) CS Disco, Inc 123,264
8,961 (b) CSP, Inc 91,940
20,502 (a),(b) Digimarc Corp 244,794
127,855 (a) Digital Turbine, Inc 696,810
84,171 (a) DigitalOcean Holdings, Inc 2,345,004
41,771 (a) Domo, Inc 687,551
374,136 (a),(b) D-Wave Quantum, Inc 6,431,398

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
237,818 (a) E2open Parent Holdings, Inc $ 784,799
32,005 (a) eGain Corp 197,791
18,955 (a),(b) EverCommerce, Inc 203,387
77,657 (a) Expensify, Inc 157,644
170,842 (a) Fastly, Inc 1,160,017
99,341 (a) Five9, Inc 2,565,978
267,475 (a) Freshworks, Inc 3,474,500
85,624 (a) Grid Dynamics Holdings, Inc 812,572
32,648 Hackett Group, Inc 763,637
122,512 (a),(b) Hut 8 Corp 2,600,930
29,021 (a),(b) I3 Verticals, Inc 812,008
12,925 (a) IBEX Holdings Ltd 382,192
18,873 (a) Imergent, Inc 105,123
49,632 Information Services Group, Inc 213,914
72,002 (a) Intapp, Inc 2,883,680
33,640 InterDigital, Inc 8,685,848
87,609 (a) Jamf Holding Corp 695,615
113,547 (a) Kaltura, Inc 203,249
20,875 (a),(b) Life360, Inc 1,598,816
82,839 (a) LiveRamp Holdings, Inc 2,718,776
450,752 (a),(b) Marathon Digital Holdings, Inc 7,248,092
41,593 (a),(b) Mercurity Fintech Holding, Inc 171,363
41,428 (a) MeridianLink, Inc 662,019
59,675 (a) Mitek Systems, Inc 538,268
96,650 (a) N-able, Inc 780,932
180,733 (a) NCR Corp 2,461,583
114,294 (a),(b) NextNav, Inc 1,690,408
149,762 (a) Olo, Inc 1,569,506
42,356 (a) ON24, Inc 210,086
46,851 OneSpan, Inc 691,052
29,212 (a) Ooma, Inc 332,433
54,650 (a) Pagaya Technologies Ltd 1,642,232
112,589 (a) PagerDuty, Inc 1,814,935
15,573 (b) Park City Group, Inc 256,643
104,725 (a) Porch Group, Inc 1,321,629
55,498 Progress Software Corp 2,668,344
60,276 (a) PROS Holdings, Inc 945,730
80,789 (a) Q2 Holdings, Inc 6,560,067
47,529 (a) Qualys, Inc 6,324,684
90,686 (a),(b) Rackspace Technology, Inc 109,730
81,381 (a) Rapid7, Inc 1,718,767
14,636 Red Violet, Inc 648,814
118,178 (a),(b) Rezolve AI plc 346,261
68,658 (a) Rimini Street, Inc 329,558
429,502 (a),(b) Riot Platforms, Inc 5,759,622
39,468 Sapiens International Corp NV 1,081,818
59,681 (a) SEMrush Holdings, Inc 534,742
7,766 (a),(b) Silvaco Group, Inc 34,559
475,825 (a),(b) SoundHound AI, Inc 4,915,272
11,953 (a) SoundThinking, Inc 136,384
142,981 (a) Sprinklr, Inc 1,288,259
65,477 (a) Sprout Social, Inc 1,122,931
49,464 (a) SPS Commerce, Inc 5,384,898
14,058 (a) Synchronoss Technologies, Inc 102,905
75,926 (a) Telos Corp 195,130
155,176 (a) Tenable Holdings, Inc 4,858,561
339,760 (a),(b) Terawulf, Inc 1,753,162
23,720 (a),(b) TSS, Inc 645,184
10,937 (a),(b) Tucows, Inc 188,444
80,099 (a) Unisys Corp 330,809
143,360 (a) Varonis Systems, Inc 8,003,789
78,935 (a) Verint Systems, Inc 1,679,737

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
84,446 (a) Vertex, Inc $ 2,801,074
17,360 (a) Viant Technology, Inc 251,720
74,837 (a) VTEX 446,777
75,792 (a) Weave Communications, Inc 553,282
111,832 (a) WM Technology, Inc 99,844
65,479 (a) Workiva, Inc 4,179,525
58,016 (a) Xperi, Inc 349,256
132,185 (a) Yext, Inc 1,073,342
244,431 (a) Zeta Global Holdings Corp 3,825,345
TOTAL SOFTWARE & SERVICES 226,929,162
TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
30,205 (a),(b) 908 Devices, Inc 197,843
96,574 (a) ADTRAN Holdings, Inc 897,172
49,003 Advanced Energy Industries, Inc 6,807,497
39,809 (a) Aeva Technologies, Inc 742,040
69,852 (a),(b) Applied Optoelectronics, Inc 1,597,515
129,080 (a) Arlo Technologies, Inc 2,091,096
15,093 (a) Aviat Networks, Inc 326,009
38,525 Badger Meter, Inc 7,271,979
2,347 Bel Fuse, Inc 268,802
13,235 Bel Fuse, Inc (Class B) 1,721,079
51,608 Belden CDT, Inc 6,381,329
46,341 Benchmark Electronics, Inc 1,784,128
3,523 (a) BK Technologies Corp 136,833
76,653 (a) Calix, Inc 4,345,459
15,242 (a) Clearfield, Inc 667,752
5,413 Climb Global Solutions, Inc 638,734
275,940 (a) CommScope Holding Co, Inc 2,262,708
56,973 (a),(b) CompoSecure, Inc 809,586
60,480 (a) Corsair Gaming, Inc 547,949
5,715 (a) CPI Card Group, Inc 110,928
38,363 CTS Corp 1,503,446
51,925 (a) Daktronics, Inc 842,224
31,945 (a) Diebold Nixdorf, Inc 1,798,184
46,873 (a) Digi International, Inc 1,528,529
74,749 (a),(b) Eastman Kodak Co 500,818
33,679 (a) ePlus, Inc 2,181,726
150,095 (a) Evolv Technologies Holdings, Inc 983,873
171,406 (a) Extreme Networks, Inc 3,027,030
46,806 (a) Fabrinet 15,152,506
8,537 Frequency Electronics, Inc 227,084
140,297 (a) Harmonic, Inc 1,193,927
42,335 Immersion Corp 295,075
16,169 (a),(b) Inseego Corp 107,039
36,039 (a) Insight Enterprises, Inc 4,273,505
308,128 (a),(b) IonQ, Inc 12,285,063
59,003 (a) Itron, Inc 7,348,234
31,385 (a) Kimball Electronics, Inc 588,783
114,820 (a) Knowles Corp 2,331,994
44,579 Methode Electronics, Inc 292,438
318,987 (a),(b) MicroVision, Inc 354,076
272,663 (a) Mirion Technologies, Inc 6,094,018
3,181 (a),(b) M-Tron Industries, Inc 139,900
45,049 Napco Security Technologies, Inc 1,375,346
13,633 (a),(b) Neonode, Inc 274,978
35,963 (a) Netgear, Inc 836,140
90,680 (a) Netscout Systems, Inc 1,942,366
59,828 (a) nLight, Inc 1,256,986
46,901 (a) Novanta, Inc 5,769,761
20,817 (a) OSI Systems, Inc 4,600,765
66,028 (a) Ouster, Inc 1,543,735
52,044 (a) PAR Technology Corp 3,163,234

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
15,161 PC Connection, Inc $ 933,766
34,871 (a) Plexus Corp 4,446,053
162,041 (a) Powerfleet, Inc 657,886
149,697 (a),(b) Quantum Computing, Inc 2,221,503
97,310 (a) Red Cat Holdings, Inc 805,727
114,929 (a) Ribbon Communications, Inc 432,133
15,463 Richardson Electronics Ltd 155,867
24,774 (a) Rogers Corp 1,624,679
67,824 (a) Sanmina Corp 7,870,297
28,283 (a) Scansource, Inc 1,098,512
131,237 (a) TTM Technologies, Inc 6,200,948
17,287 (a),(b) Turtle Beach Corp 251,353
147,275 (a) Viasat, Inc 2,419,728
286,814 (a) Viavi Solutions, Inc 2,882,481
157,975 Vishay Intertechnology, Inc 2,589,210
16,057 (a) Vishay Precision Group, Inc 425,832
83,642 (a) Vuzix Corp 168,120
148,345 Xerox Holdings Corp 600,797
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 159,204,113
TELECOMMUNICATION SERVICES - 0.6%
16,759 (a) Anterix, Inc 372,217
14,813 ATN International, Inc 254,043
31,861 (a) Bandwidth, Inc 443,186
58,412 Cogent Communications Group, Inc 2,663,003
65,092 (a) Globalstar, Inc 1,529,011
88,988 (a) Gogo, Inc 1,411,350
21,031 IDT Corp 1,238,936
43,021 (a) Liberty Latin America Ltd (Class A) 303,298
165,804 (a) Liberty Latin America Ltd (Class C) 1,183,841
1,238,977 (a) Lumen Technologies, Inc 5,513,448
65,737 Shenandoah Telecom Co 965,019
24,019 Spok Holdings, Inc 440,508
126,691 Telephone and Data Systems, Inc 4,946,017
TOTAL TELECOMMUNICATION SERVICES 21,263,877
TRANSPORTATION - 1.3%
18,838 (a) Allegiant Travel Co 972,794
30,008 ArcBest Corp 2,194,485
76,928 (a) Blade Air Mobility, Inc 306,943
12,052 (a) Costamare Bulkers Holdings Ltd 108,468
57,390 Costamare, Inc 579,065
21,181 Covenant Logistics Group, Inc 511,521
29,364 (a),(b) Forward Air Corp 892,372
111,023 (a),(b) Frontier Group Holdings, Inc 486,281
134,966 FTAI Infrastructure, Inc 846,237
53,478 (b) Genco Shipping & Trading Ltd 851,905
132,640 (b) Golden Ocean Group Ltd 1,082,342
63,458 Heartland Express, Inc 496,242
158,728 (a),(b) Hertz Global Holdings, Inc 1,017,446
38,844 (b) Himalaya Shipping Ltd 264,916
77,507 Hub Group, Inc (Class A) 2,714,295
418,283 (a),(b) JetBlue Airways Corp 1,857,176
599,176 (a),(b) Joby Aviation, Inc 9,982,272
75,537 Marten Transport Ltd 918,530
42,438 Matson, Inc 4,531,530
8,979 (a) PAM Transportation Services, Inc 101,732
37,401 Pangaea Logistics Solutions Ltd 182,143
27,416 (a),(b) Proficient Auto Logistics, Inc 189,445
51,631 (a) Radiant Logistics, Inc 305,139
211,423 (a) RXO, Inc 3,266,485
75,940 (b) Safe Bulkers, Inc 298,444
27,644 (a),(b) Sky Harbour Group Corp 270,082
52,478 (a) Skywest, Inc 6,085,349

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
21,084 (a) Spirit Aviation Holdings, Inc $ 86,234
66,691 (a) Sun Country Airlines Holdings, Inc 772,949
9,065 (b) Universal Truckload Services, Inc 216,925
78,044 Werner Enterprises, Inc 2,163,380
TOTAL TRANSPORTATION 44,553,127
UTILITIES - 3.3%
75,766 Allete, Inc 4,995,252
50,031 American States Water Co 3,681,781
104,570 Avista Corp 3,900,461
94,602 Black Hills Corp 5,466,104
156,688 Brookfield Infrastructure Corp 6,117,099
56,339 (a) Cadiz, Inc 179,158
77,394 California Water Service Group 3,519,105
29,648 Chesapeake Utilities Corp 3,554,202
20,522 Consolidated Water Co, Inc 596,985
27,647 Genie Energy Ltd 561,787
17,733 Global Water Resources, Inc 169,350
40,460 (a) Hallador Energy Co 713,714
224,816 (a) Hawaiian Electric Industries, Inc 2,410,028
47,965 MGE Energy, Inc 4,074,147
23,050 Middlesex Water Co 1,189,380
83,866 (a) Montauk Renewables, Inc 181,989
131,045 New Jersey Resources Corp 6,016,276
51,242 Northwest Natural Holding Co 2,045,581
79,634 NorthWestern Corp 4,276,346
133,359 (a),(b) Oklo, Inc 10,213,966
77,718 ONE Gas, Inc 5,650,099
79,418 Ormat Technologies, Inc 7,100,763
50,096 Otter Tail Corp 3,866,409
120,544 PNM Resources, Inc 6,845,694
143,355 Portland General Electric Co 5,894,758
25,021 (a) Pure Cycle Corp 245,206
10,847 RGC Resources, Inc 218,459
42,212 SJW Corp 2,038,417
84,097 Southwest Gas Holdings Inc 6,571,340
74,803 Spire, Inc 5,570,579
20,317 Unitil Corp 1,047,951
18,770 York Water Co 567,980
TOTAL UTILITIES 109,480,366
TOTAL COMMON STOCKS
(Cost $2,327,488,857) 3,323,163,211
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
ENERGY - 0.0%
14,962 (b),(c) Empire Petroleum Corp 07/25/25 150
TOTAL ENERGY 150
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
37,494 (c) AstraZeneca plc 02/20/29 11,623
20,265 (c) Chinook Therapeutics, Inc 01/02/30 203
159,741 (b),(c) Selecta Biosciences, Inc 03/20/24 28,753
9,351 (c) Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 41,140
TOTAL RIGHTS/WARRANTS
(Cost $37,315) 41,290
TOTAL LONG-TERM INVESTMENTS
(Cost $2,327,526,172) 3,323,204,501

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.5%
117,460,797 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (e) $ 117,460,797
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $117,460,797) 117,460,797
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.4%
$ 4,575,000 Federal Home Loan Bank Discount Notes 0 .000 09/10/25 4,552,960
2,500,000 Federal Home Loan Bank Discount Notes 0 .000 09/12/25 2,487,369
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 10/10/25 4,958,139
TOTAL GOVERNMENT AGENCY DEBT 11,998,468
REPURCHASE AGREEMENT - 0.6%
20,019,000 (f) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 20,019,000
TOTAL REPURCHASE AGREEMENT 20,019,000
TREASURY DEBT - 0.2%
7,500,000 United States Treasury Bill 0 .000 09/11/25 7,463,378
TOTAL TREASURY DEBT 7,463,378
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,481,961) 39,480,846
TOTAL INVESTMENTS - 103.4%
(Cost $2,484,468,930) 3,480,146,144
OTHER ASSETS & LIABILITIES, NET - (3.4)% (114,403,339)
NET ASSETS - 100.0% $ 3,365,742,805
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $200,623,698.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $20,021,425 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 7/31/27, valued at $20,419,506.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 355 09/19/25  $ 39,342,748 $ 39,408,550 $ 65,802

Small Cap Blend Index

Portfolio of Investments July 31, 2025
(continued)
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Small Cap Blend Index
Long-Term Investments
:
Common stocks $3,322,446,183 $687,389 $29,639 $3,323,163,211
Rights/Warrants — — 41,290 41,290
Investments purchased with collateral from securities lending 117,460,797 — — 117,460,797
Short-Term Investments
:
Government agency debt — 11,998,468 — 11,998,468
Repurchase agreement — 20,019,000 — 20,019,000
Treasury debt — 7,463,378 — 7,463,378
Investments in Derivatives
:
Futures contracts* 65,802 — — 65,802
Total $3,439,972,782 $40,168,235 $70,929 $3,480,211,946
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments July 31, 2025
S&P 500 Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 1.8%
46,328 (a) Aptiv plc $ 3,179,954
820,780 Ford Motor Co 9,086,034
206,443 General Motors Co 11,011,670
590,267 (a) Tesla, Inc 181,961,608
TOTAL AUTOMOBILES & COMPONENTS 205,239,266
BANKS - 3.5%
1,380,912 Bank of America Corp 65,275,710
391,219 Citigroup, Inc 36,657,220
86,478 Citizens Financial Group, Inc 4,126,730
136,534 Fifth Third Bancorp 5,675,718
308,172 Huntington Bancshares, Inc 5,063,266
585,817 JPMorgan Chase & Co 173,542,428
212,462 Keycorp 3,807,319
34,562 M&T Bank Corp 6,521,850
82,705 PNC Financial Services Group, Inc 15,736,280
185,239 Regions Financial Corp 4,692,104
276,522 Truist Financial Corp 12,086,777
329,657 US Bancorp 14,821,379
685,783 Wells Fargo & Co 55,294,683
TOTAL BANKS 403,301,464
CAPITAL GOODS - 6.1%
112,959 3M Co 16,855,742
23,360 A.O. Smith Corp 1,653,654
19,169 Allegion plc 3,180,520
48,877 Ametek, Inc 9,034,913
15,473 (a) Axon Enterprise, Inc 11,689,697
159,213 (a) Boeing Co 35,319,812
23,120 (a) Builders FirstSource, Inc 2,939,246
167,621 Carrier Global Corp 11,502,153
98,580 Caterpillar, Inc 43,180,012
28,926 Cummins, Inc 10,633,776
53,343 Deere & Co 27,971,469
28,559 Dover Corp 5,173,177
82,243 Eaton Corp plc 31,640,527
117,515 Emerson Electric Co 17,099,608
239,266 Fastenal Co 11,037,341
71,124 Fortive Corp 3,408,973
57,371 GE Vernova, Inc 37,881,498
13,277 (a) Generac Holdings, Inc 2,584,899
52,914 General Dynamics Corp 16,488,531
224,839 General Electric Co 60,949,356
135,314 Honeywell International, Inc 30,087,068
85,926 Howmet Aerospace, Inc 15,446,917
11,150 Hubbell, Inc 4,877,902
8,657 Huntington Ingalls Industries, Inc 2,414,091
16,032 IDEX Corp 2,621,392
55,261 Illinois Tool Works, Inc 14,145,158
85,876 Ingersoll Rand, Inc 7,267,686
138,337 Johnson Controls International plc 14,525,385
40,307 L3Harris Technologies, Inc 11,077,170
6,992 Lennox International, Inc 4,258,128
43,826 Lockheed Martin Corp 18,449,869
40,590 Masco Corp 2,765,397
11,898 Nordson Corp 2,548,671
28,333 Northrop Grumman Corp 16,337,091
84,972 Otis Worldwide Corp 7,281,251
108,718 PACCAR, Inc 10,736,990
26,778 Parker-Hannifin Corp 19,598,818

S&P 500 Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
34,647 Pentair plc $ 3,540,923
31,395 Quanta Services, Inc 12,750,451
23,312 Rockwell Automation, Inc 8,199,063
281,763 RTX Corp 44,397,396
10,636 Snap-On, Inc 3,416,177
32,515 Stanley Black & Decker, Inc 2,199,640
35,725 Textron, Inc 2,778,333
46,683 Trane Technologies plc 20,450,889
11,919 TransDigm Group, Inc 19,171,235
13,631 United Rentals, Inc 12,035,355
9,303 W.W. Grainger, Inc 9,670,841
36,796 Westinghouse Air Brake Technologies Corp 7,066,672
50,546 Xylem, Inc 7,309,962
TOTAL CAPITAL GOODS 697,650,825
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
84,941 Automatic Data Processing, Inc 26,289,240
23,978 Broadridge Financial Solutions, Inc 5,934,795
30,847 (a) Ceridian HCM Holding, Inc 1,778,947
72,715 Cintas Corp 16,182,723
181,891 (a) Copart, Inc 8,245,119
25,561 Equifax, Inc 6,140,519
26,100 Jacobs Solutions, Inc 3,702,807
26,211 Leidos Holdings, Inc 4,184,586
67,560 Paychex, Inc 9,750,935
11,198 Paycom Software, Inc 2,592,785
43,156 Republic Services, Inc 9,953,931
61,091 Rollins, Inc 3,498,682
53,756 Veralto Corp 5,635,241
29,333 Verisk Analytics, Inc 8,175,400
77,256 Waste Management, Inc 17,703,985
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 129,769,695
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.9%
1,990,736 (a) Amazon.com, Inc 466,051,205
3,483 (a) Autozone, Inc 13,125,268
38,306 Best Buy Co, Inc 2,492,188
32,356 (a) Carmax, Inc 1,831,673
99,944 eBay, Inc 9,169,862
30,791 Genuine Parts Co 3,968,344
209,551 Home Depot, Inc 77,012,088
47,963 LKQ Corp 1,413,470
117,513 Lowe's Cos, Inc 26,272,381
179,310 (a) O'Reilly Automotive, Inc 17,629,759
8,403 Pool Corp 2,589,300
68,470 Ross Stores, Inc 9,348,894
236,177 TJX Cos, Inc 29,411,122
113,852 Tractor Supply Co 6,483,871
9,356 (a) Ulta Beauty, Inc 4,818,434
26,334 Williams-Sonoma, Inc 4,925,775
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 676,543,634
CONSUMER DURABLES & APPAREL - 0.6%
31,767 (a) Deckers Outdoor Corp 3,372,703
59,070 DR Horton, Inc 8,437,559
32,804 (a) Garmin Ltd 7,176,203
27,799 Hasbro, Inc 2,089,373
49,006 Lennar Corp (Class A) 5,497,493
22,766 (a) Lululemon Athletica, Inc 4,565,266
10,889 (a) Mohawk Industries, Inc 1,246,899
246,006 Nike, Inc (Class B) 18,374,188
630 (a) NVR, Inc 4,756,179
43,376 Pulte Homes, Inc 4,898,018
8,795 Ralph Lauren Corp 2,627,506

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
44,274 Tapestry, Inc $ 4,782,920
TOTAL CONSUMER DURABLES & APPAREL 67,824,307
CONSUMER SERVICES - 2.0%
91,813 (a) Airbnb, Inc 12,156,959
6,882 Booking Holdings, Inc 37,878,941
47,000 (a) Caesars Entertainment, Inc 1,253,960
219,121 (a) Carnival Corp 6,523,232
278,878 (a) Chipotle Mexican Grill, Inc (Class A) 11,958,289
24,608 Darden Restaurants, Inc 4,962,695
7,327 Domino's Pizza, Inc 3,393,940
73,245 (a) DoorDash, Inc 18,329,561
24,982 Expedia Group, Inc 4,502,256
50,089 Hilton Worldwide Holdings, Inc 13,427,859
73,031 Las Vegas Sands Corp 3,826,824
47,659 Marriott International, Inc (Class A) 12,573,874
150,705 McDonald's Corp 45,222,049
40,853 (a) MGM Resorts International 1,489,092
94,992 (a) Norwegian Cruise Line Holdings Ltd 2,427,996
52,227 Royal Caribbean Cruises Ltd 16,601,396
239,969 Starbucks Corp 21,395,636
19,617 Wynn Resorts Ltd 2,138,842
58,151 Yum! Brands, Inc 8,382,467
TOTAL CONSUMER SERVICES 228,445,868
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
93,368 Costco Wholesale Corp 87,732,308
46,385 Dollar General Corp 4,865,786
41,098 (a) Dollar Tree, Inc 4,666,678
128,228 Kroger Co 8,988,783
103,543 Sysco Corp 8,242,023
97,291 Target Corp 9,777,745
175,586 Walgreens Boots Alliance, Inc 2,043,821
909,465 Walmart, Inc 89,109,381
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 215,426,525
ENERGY - 3.0%
76,053 APA Corp 1,467,062
206,597 Baker Hughes Co 9,307,195
166,418 Cabot Oil & Gas Corp 4,058,935
45,228 Chesapeake Energy Corp 4,738,990
401,990 Chevron Corp 60,957,764
266,095 ConocoPhillips 25,369,497
128,478 Devon Energy Corp 4,268,039
40,712 Diamondback Energy, Inc 6,052,246
116,747 EOG Resources, Inc 14,011,975
124,263 EQT Corp 6,679,136
908,328 Exxon Mobil Corp 101,405,738
186,609 Halliburton Co 4,180,042
409,908 Kinder Morgan, Inc 11,502,018
65,378 Marathon Petroleum Corp 11,126,682
140,463 Occidental Petroleum Corp 6,171,944
129,416 ONEOK, Inc 10,626,348
85,725 Phillips 66 10,593,896
316,236 Schlumberger Ltd 10,688,777
45,920 Targa Resources Corp 7,641,547
4,146 Texas Pacific Land Corp 4,013,867
65,265 Valero Energy Corp 8,961,537
253,396 Williams Cos, Inc 15,191,090
TOTAL ENERGY 339,014,325
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
36,103 Alexandria Real Estate Equities, Inc 2,759,352
97,357 American Tower Corp 20,288,225
31,293 AvalonBay Communities, Inc 5,829,260
32,980 Boston Properties, Inc 2,157,881

S&P 500 Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
21,287 Camden Property Trust $ 2,324,540
92,340 Crown Castle, Inc 9,704,011
67,298 Digital Realty Trust, Inc 11,874,059
20,622 Equinix, Inc 16,191,776
74,179 Equity Residential 4,688,113
13,612 Essex Property Trust, Inc 3,541,570
44,760 Extra Space Storage, Inc 6,013,954
17,474 Federal Realty Investment Trust 1,610,404
155,185 Healthpeak Properties, Inc 2,628,834
144,601 Host Hotels & Resorts Inc 2,273,128
127,932 Invitation Homes, Inc 3,921,116
62,705 Iron Mountain, Inc 6,104,959
141,377 Kimco Realty Corp 3,001,434
23,585 Mid-America Apartment Communities, Inc 3,359,211
192,935 (b) Prologis, Inc 20,601,599
32,579 Public Storage, Inc 8,859,533
188,807 Realty Income Corp 10,597,737
35,886 Regency Centers Corp 2,562,260
23,927 SBA Communications Corp 5,376,875
64,696 Simon Property Group, Inc 10,596,558
57,690 UDR, Inc 2,266,640
94,259 Ventas, Inc 6,332,320
225,528 VICI Properties, Inc 7,352,213
129,929 (b) Welltower, Inc 21,447,380
145,591 (b) Weyerhaeuser Co 3,647,055
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 207,911,997
FINANCIAL SERVICES - 8.2%
116,846 American Express Co 34,973,176
19,936 Ameriprise Financial, Inc 10,330,636
95,339 Apollo Global Management, Inc 13,854,664
148,372 Bank of New York Mellon Corp 15,052,339
386,556 (a) Berkshire Hathaway, Inc 182,408,045
30,775 BlackRock, Inc 34,037,458
154,654 Blackstone, Inc 26,748,956
117,059 (a) Block, Inc 9,043,978
133,810 Capital One Financial Corp 28,769,150
22,758 Cboe Global Markets, Inc 5,485,588
360,788 Charles Schwab Corp 35,259,811
76,201 CME Group, Inc 21,205,214
44,583 (a) Coinbase Global, Inc 16,841,674
14,828 (a) Corpay, Inc 4,790,185
7,911 Factset Research Systems, Inc 3,187,342
108,802 Fidelity National Information Services, Inc 8,639,967
118,319 (a) Fiserv, Inc 16,439,242
62,771 Franklin Resources, Inc 1,506,504
50,280 Global Payments, Inc 4,019,886
64,176 Goldman Sachs Group, Inc 46,437,112
121,752 Intercontinental Exchange, Inc 22,503,422
103,514 Invesco Ltd 2,174,829
15,929 Jack Henry & Associates, Inc 2,704,983
142,798 KKR & Co, Inc 20,931,331
8,160 MarketAxess Holdings, Inc 1,676,880
171,019 Mastercard, Inc (Class A) 96,877,133
32,385 Moody's Corp 16,701,916
260,261 Morgan Stanley 37,076,782
15,885 MSCI, Inc (Class A) 8,917,204
86,187 Nasdaq Stock Market, Inc 8,292,913
40,530 Northern Trust Corp 5,268,900
205,915 (a) PayPal Holdings, Inc 14,158,715
38,673 Raymond James Financial, Inc 6,463,419
66,310 S&P Global, Inc 36,543,441
59,677 State Street Corp 6,668,905

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
84,918 Synchrony Financial $ 5,916,237
47,453 T Rowe Price Group, Inc 4,814,107
360,633 Visa, Inc (Class A) 124,587,883
TOTAL FINANCIAL SERVICES 941,309,927
FOOD, BEVERAGE & TOBACCO - 2.3%
352,398 Altria Group, Inc 21,827,532
102,322 Archer-Daniels-Midland Co 5,543,806
39,738 Brown-Forman Corp (Class B) 1,146,441
26,838 Bunge Global S.A. 2,140,599
47,612 Campbell Soup Co 1,519,775
816,503 Coca-Cola Co 55,432,389
110,045 ConAgra Brands, Inc 2,009,422
33,600 Constellation Brands, Inc (Class A) 5,612,544
119,891 General Mills, Inc 5,872,261
30,736 Hershey Co 5,720,892
62,240 Hormel Foods Corp 1,748,322
24,850 J.M. Smucker Co 2,667,399
57,516 Kellogg Co 4,591,502
281,089 Keurig Dr Pepper, Inc 9,177,556
190,815 Kraft Heinz Co 5,239,780
26,409 Lamb Weston Holdings, Inc 1,507,162
55,713 McCormick & Co, Inc 3,935,009
36,628 Molson Coors Brewing Co (Class B) 1,784,516
266,338 Mondelez International, Inc 17,229,405
143,946 (a) Monster Beverage Corp 8,456,827
285,761 PepsiCo, Inc 39,412,157
328,010 Philip Morris International, Inc 53,810,040
62,765 Tyson Foods, Inc (Class A) 3,282,610
TOTAL FOOD, BEVERAGE & TOBACCO 259,667,946
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
366,829 Abbott Laboratories 46,290,152
13,805 (a) Align Technology, Inc 1,780,983
36,770 AmerisourceBergen Corp 10,519,162
112,986 Baxter International, Inc 2,458,575
59,408 Becton Dickinson & Co 10,589,476
312,517 (a) Boston Scientific Corp 32,789,284
49,277 Cardinal Health, Inc 7,648,776
109,491 (a) Centene Corp 2,854,430
57,033 Cigna Group 15,249,484
41,702 (a) Cooper Cos, Inc 2,947,914
262,615 CVS Health Corp 16,308,392
8,789 (a) DaVita, Inc 1,233,712
82,820 (a) DexCom, Inc 6,689,371
122,041 (a) Edwards Lifesciences Corp 9,679,072
47,578 Elevance Health, Inc 13,468,380
94,560 GE HealthCare Technologies, Inc 6,744,019
37,279 HCA, Inc 13,196,393
25,902 (a) Henry Schein, Inc 1,752,270
46,747 (a) Hologic, Inc 3,123,635
25,420 Humana, Inc 6,351,695
17,239 (a) IDEXX Laboratories, Inc 9,210,970
15,197 (a) Insulet Corp 4,382,815
75,636 (a) Intuitive Surgical, Inc 36,387,723
16,945 Labcorp Holdings, Inc 4,407,056
26,168 McKesson Corp 18,148,555
267,203 Medtronic plc 24,112,399
11,406 (a) Molina Healthcare, Inc 1,800,665
24,144 Quest Diagnostics, Inc 4,041,947
31,593 Resmed, Inc 8,591,400
29,866 (a) Solventum Corp 2,131,238
21,568 STERIS plc 4,884,936
71,939 Stryker Corp 28,252,603

S&P 500 Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
190,591 UnitedHealth Group, Inc $ 47,563,890
12,834 Universal Health Services, Inc (Class B) 2,136,219
42,246 Zimmer Biomet Holdings, Inc 3,871,846
TOTAL HEALTH CARE EQUIPMENT & SERVICES 411,599,437
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
50,988 Church & Dwight Co, Inc 4,781,145
25,491 Clorox Co 3,200,650
169,408 Colgate-Palmolive Co 14,204,861
49,787 Estee Lauder Cos (Class A) 4,647,119
392,883 Kenvue, Inc 8,423,411
70,291 Kimberly-Clark Corp 8,759,664
494,740 Procter & Gamble Co 74,443,528
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 118,460,378
INSURANCE - 1.9%
102,851 Aflac, Inc 10,219,275
55,119 Allstate Corp 11,202,937
120,523 American International Group, Inc 9,356,200
45,606 Aon plc 16,222,510
79,737 Arch Capital Group Ltd 6,862,166
10,217 Assurant, Inc 1,913,644
58,631 Brown & Brown, Inc 5,357,114
77,893 Chubb Ltd 20,722,654
33,017 Cincinnati Financial Corp 4,870,338
5,298 Erie Indemnity Co (Class A) 1,887,359
9,878 Everest Re Group Ltd 3,317,032
53,963 Gallagher (Arthur J.) & Co 15,500,872
17,371 Globe Life, Inc 2,440,104
59,904 Hartford Financial Services Group, Inc 7,451,459
39,344 Loews Corp 3,562,206
103,458 Marsh & McLennan Cos, Inc 20,608,834
120,468 Metlife, Inc 9,149,545
43,138 Principal Financial Group 3,357,431
122,647 Progressive Corp 29,685,480
73,493 Prudential Financial, Inc 7,612,405
47,004 Travelers Cos, Inc 12,232,321
64,106 W.R. Berkley Corp 4,411,134
20,857 Willis Towers Watson plc 6,586,849
TOTAL INSURANCE 214,529,869
MATERIALS - 1.8%
46,355 Air Products & Chemicals, Inc 13,344,677
25,602 (c) Albemarle Corp 1,737,096
488,873 Amcor plc 4,570,963
17,000 Avery Dennison Corp 2,852,090
63,800 Ball Corp 3,653,188
36,178 CF Industries Holdings, Inc 3,358,404
143,334 Corteva, Inc 10,338,681
141,994 Dow, Inc 3,307,040
86,476 DuPont de Nemours, Inc 6,217,624
22,237 Eastman Chemical Co 1,614,629
53,074 Ecolab, Inc 13,892,650
304,685 Freeport-McMoRan, Inc (Class B) 12,260,524
53,058 International Flavors & Fragrances, Inc 3,768,710
110,618 International Paper Co 5,170,285
99,364 (a) Linde plc 45,733,275
50,713 LyondellBasell Industries NV 2,937,804
12,345 Martin Marietta Materials, Inc 7,096,894
67,719 Mosaic Co 2,438,561
236,750 Newmont Goldcorp Corp 14,702,175
49,132 Nucor Corp 7,029,315
17,562 Packaging Corp of America 3,402,638
50,723 PPG Industries, Inc 5,351,277
48,148 Sherwin-Williams Co 15,931,210

SHARES DESCRIPTION VALUE
MATERIALS (continued)
104,948 Smurfit WestRock plc $ 4,657,592
27,632 Steel Dynamics, Inc 3,524,738
27,760 Vulcan Materials Co 7,624,839
TOTAL MATERIALS 206,516,879
MEDIA & ENTERTAINMENT - 8.8%
989,216 Alphabet, Inc 190,780,198
1,226,266 Alphabet, Inc (Class A) 235,320,445
20,329 (a) Charter Communications, Inc 5,475,819
785,949 Comcast Corp (Class A) 26,117,085
48,160 Electronic Arts, Inc 7,343,918
45,990 Fox Corp (Class A) 2,564,402
25,135 Fox Corp (Class B) 1,285,404
81,564 Interpublic Group of Cos, Inc 2,006,474
31,772 (a) Live Nation, Inc 4,692,724
48,614 Match Group, Inc 1,666,002
457,479 Meta Platforms, Inc 353,832,558
89,626 (a) Netflix, Inc 103,912,384
77,943 News Corp (Class A) 2,285,289
23,838 News Corp (Class B) 796,666
43,533 (c) Omnicom Group, Inc 3,136,553
135,005 Paramount Global (Class B) 1,697,013
35,434 (a) Take-Two Interactive Software, Inc 7,892,215
14,247 TKO Group Holdings, Inc 2,393,639
378,780 Walt Disney Co 45,116,486
480,928 (a) Warner Bros Discovery, Inc 6,333,822
TOTAL MEDIA & ENTERTAINMENT 1,004,649,096
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
372,196 AbbVie, Inc 70,352,488
58,782 Agilent Technologies, Inc 6,748,761
112,451 Amgen, Inc 33,184,290
29,747 (a) Biogen, Inc 3,807,616
34,200 Bio-Techne Corp 1,871,766
429,926 Bristol-Myers Squibb Co 18,620,095
11,012 (a) Charles River Laboratories International, Inc 1,868,076
133,176 Danaher Corp 26,256,980
165,759 Eli Lilly & Co 122,673,263
263,209 Gilead Sciences, Inc 29,555,739
33,897 (a) Incyte Corp 2,538,546
34,729 (a) IQVIA Holdings, Inc 6,454,732
507,559 Johnson & Johnson 83,615,270
526,570 Merck & Co, Inc 41,135,648
4,431 (a) Mettler-Toledo International, Inc 5,466,436
76,998 (a) Moderna, Inc 2,276,061
26,424 PerkinElmer, Inc 2,322,670
1,189,314 Pfizer, Inc 27,699,123
21,836 Regeneron Pharmaceuticals, Inc 11,910,665
79,604 Thermo Fisher Scientific, Inc 37,229,199
54,424 (a) Vertex Pharmaceuticals, Inc 24,864,693
271,741 Viatris, Inc 2,375,016
12,953 (a) Waters Corp 3,740,308
15,036 West Pharmaceutical Services, Inc 3,597,513
93,226 Zoetis, Inc 13,591,419
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 583,756,373
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
61,595 (a) CBRE Group, Inc 9,592,806
89,164 (a) CoStar Group, Inc 8,487,521
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 18,080,327
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.3%
341,453 (a) Advanced Micro Devices, Inc 60,201,579
104,503 Analog Devices, Inc 23,474,509
171,052 Applied Materials, Inc 30,799,623
990,705 Broadcom, Inc 290,970,059

S&P 500 Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
32,440 (a) Enphase Energy, Inc $ 1,049,758
23,850 (a) First Solar, Inc 4,167,311
912,500 Intel Corp 18,067,500
28,013 KLA Corp 24,624,267
267,213 Lam Research Corp 25,342,481
113,336 Microchip Technology, Inc 7,660,380
236,464 Micron Technology, Inc 25,807,681
10,041 Monolithic Power Systems, Inc 7,141,561
5,138,453 Nvidia Corp 913,976,635
52,417 NXP Semiconductors NV 11,205,182
89,646 (a) ON Semiconductor Corp 5,052,449
231,140 QUALCOMM, Inc 33,922,106
35,393 Skyworks Solutions, Inc 2,425,836
33,152 Teradyne, Inc 3,561,519
191,575 Texas Instruments, Inc 34,686,570
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,524,137,006
SOFTWARE & SERVICES - 12.8%
132,162 Accenture plc 35,300,470
89,793 (a) Adobe, Inc 32,118,058
33,190 (a) Akamai Technologies, Inc 2,532,729
44,774 (a) Autodesk, Inc 13,571,447
57,762 (a) Cadence Design Systems, Inc 21,058,292
102,571 Cognizant Technology Solutions Corp (Class A) 7,360,495
52,800 (a) Crowdstrike Holdings, Inc 24,001,296
66,835 (a) Datadog, Inc 9,355,563
10,991 (a) EPAM Systems, Inc 1,733,391
5,077 (a) Fair Isaac Corp 7,294,228
133,946 (a) Fortinet, Inc 13,381,205
16,291 (a) Gartner, Inc 5,516,947
112,609 Gen Digital, Inc 3,320,839
29,145 (a) GoDaddy, Inc 4,709,249
195,841 International Business Machines Corp 49,577,149
58,917 Intuit, Inc 46,257,504
1,566,183 Microsoft Corp 835,558,631
342,702 Oracle Corp 86,967,487
448,069 (a) Palantir Technologies, Inc 70,951,726
140,247 (a) Palo Alto Networks, Inc 24,346,879
26,403 (a) PTC, Inc 5,671,629
22,713 Roper Industries, Inc 12,501,235
202,077 Salesforce, Inc 52,202,551
43,658 (a) ServiceNow, Inc 41,174,733
39,052 (a) Synopsys, Inc 24,738,271
94,423 (a) Trade Desk, Inc 8,211,024
8,849 (a) Tyler Technologies, Inc 5,172,772
17,713 VeriSign, Inc 4,762,494
45,296 (a) Workday, Inc 10,389,997
TOTAL SOFTWARE & SERVICES 1,459,738,291
TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%
255,230 Amphenol Corp (Class A) 27,184,547
3,146,930 Apple, Inc 653,208,260
218,438 (a) Arista Networks, Inc 26,915,930
27,222 CDW Corp 4,746,972
838,932 Cisco Systems, Inc 57,114,491
163,831 Corning, Inc 10,360,672
64,009 Dell Technologies, Inc 8,493,354
12,196 (a) F5 Networks, Inc 3,822,470
271,708 Hewlett Packard Enterprise Co 5,621,639
197,019 HP, Inc 4,886,071
23,264 Jabil Inc 5,191,827
34,970 (a) Keysight Technologies, Inc 5,731,933
35,272 Motorola Solutions, Inc 15,483,703
43,051 NetApp, Inc 4,482,901

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
45,196 Seagate Technology Holdings plc $ 7,096,224
108,150 (a) Super Micro Computer, Inc 6,377,605
62,069 TE Connectivity plc 12,770,697
9,676 (a) Teledyne Technologies, Inc 5,331,670
52,555 (a) Trimble Inc 4,408,839
72,425 Western Digital Corp 5,699,123
10,611 (a) Zebra Technologies Corp (Class A) 3,597,341
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 878,526,269
TELECOMMUNICATION SERVICES - 0.9%
1,517,521 AT&T, Inc 41,595,251
99,666 T-Mobile US, Inc 23,761,371
881,694 Verizon Communications, Inc 37,701,235
TOTAL TELECOMMUNICATION SERVICES 103,057,857
TRANSPORTATION - 1.3%
23,762 CH Robinson Worldwide, Inc 2,740,234
400,209 CSX Corp 14,223,428
139,025 Delta Air Lines, Inc 7,397,520
29,810 Expeditors International Washington, Inc 3,465,114
46,261 FedEx Corp 10,338,871
16,063 JB Hunt Transport Services, Inc 2,313,875
47,986 Norfolk Southern Corp 13,340,108
39,192 Old Dominion Freight Line 5,849,406
120,466 Southwest Airlines Co 3,726,013
440,875 (a) Uber Technologies, Inc 38,686,781
125,794 Union Pacific Corp 27,922,494
67,663 (a) United Airlines Holdings, Inc 5,975,320
152,372 United Parcel Service, Inc (Class B) 13,128,372
TOTAL TRANSPORTATION 149,107,536
UTILITIES - 2.4%
156,614 AES Corp 2,059,474
52,675 Alliant Energy Corp 3,424,402
57,337 Ameren Corp 5,798,491
112,421 American Electric Power Co, Inc 12,719,312
41,245 American Water Works Co, Inc 5,784,199
34,174 Atmos Energy Corp 5,328,410
135,063 Centerpoint Energy, Inc 5,243,146
65,261 CMS Energy Corp 4,816,262
78,754 Consolidated Edison, Inc 8,151,039
66,693 Constellation Energy Corp 23,198,493
177,646 Dominion Energy, Inc 10,383,409
42,653 DTE Energy Co 5,903,602
165,487 Duke Energy Corp 20,129,839
82,229 Edison International 4,285,775
92,156 Entergy Corp 8,333,667
51,803 Evergy, Inc 3,667,652
75,409 Eversource Energy 4,984,535
213,121 Exelon Corp 9,577,658
113,103 FirstEnergy Corp 4,830,629
433,153 NextEra Energy, Inc 30,779,852
101,805 NiSource, Inc 4,321,622
41,947 NRG Energy, Inc 7,013,538
464,406 PG&E Corp 6,510,972
25,493 Pinnacle West Capital Corp 2,310,176
154,653 PPL Corp 5,519,566
102,859 Public Service Enterprise Group, Inc 9,235,710
136,858 Sempra Energy 11,178,561
229,834 Southern Co 21,714,716
70,931 Vistra Corp 14,791,951
67,806 WEC Energy Group, Inc 7,396,278

S&P 500 Index

Portfolio of Investments July 31, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
UTILITIES (continued)
119,625 Xcel Energy, Inc $ 8,785,260
TOTAL UTILITIES 278,178,196
TOTAL COMMON STOCKS
(Cost $3,496,492,683) 11,322,443,293
TOTAL LONG-TERM INVESTMENTS
(Cost $3,496,492,683) 11,322,443,293
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
5,262 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (e) 5,262
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,262) 5,262
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.4%
$ 5,000,000 Federal Farm Credit Discount Notes 0 .000 09/08/25 4,977,087
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 08/15/25 4,991,167
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 08/29/25 9,965,844
7,500,000 Federal Home Loan Bank Discount Notes 0 .000 09/10/25 7,463,869
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/12/25 4,974,738
15,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/17/25 14,915,400
4,370,000 Federal Home Loan Bank Discount Notes 0 .000 10/10/25 4,333,414
TOTAL GOVERNMENT AGENCY DEBT 51,621,519
REPURCHASE AGREEMENT - 0.4%
49,892,000 (f) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 49,892,000
TOTAL REPURCHASE AGREEMENT 49,892,000
TREASURY DEBT - 0.1%
7,500,000 United States Treasury Bill 0 .000 09/11/25 7,463,377
TOTAL TREASURY DEBT 7,463,377
TOTAL SHORT-TERM INVESTMENTS
(Cost $108,982,166) 108,976,896
TOTAL INVESTMENTS - 99.9%
(Cost $3,605,480,111) 11,431,425,451
OTHER ASSETS & LIABILITIES, NET - 0.1% 6,449,040
NET ASSETS - 100.0% $ 11,437,874,491
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,824,797.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $49,898,042 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $50,889,893.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 334 09/19/25  $ 105,872,475 $ 106,449,975 $ 577,500

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
S&P 500 Index
Long-Term Investments
:
Common stocks $11,322,443,293 $— $— $11,322,443,293
Investments purchased with collateral from securities lending 5,262 — — 5,262
Short-Term Investments
:
Government agency debt — 51,621,519 — 51,621,519
Repurchase agreement — 49,892,000 — 49,892,000
Treasury debt — 7,463,377 — 7,463,377
Investments in Derivatives
:
Futures contracts* 577,500 — — 577,500
Total $11,323,026,055 $108,976,896 $— $11,432,002,951
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Emerging Markets Equity Index
Portfolio of Investments July 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
BRAZIL - 4.0%
4,290,597 Ambev S.A. $ 9,547,346
4,790,046 B3 SA-Brasil Bolsa Balcao 10,761,361
1,490,428 Banco Bradesco S.A. 3,566,668
4,800,704 Banco Bradesco S.A. (Preference) 13,314,451
1,081,200 Banco BTG Pactual S.A. - Unit 7,555,492
1,551,966 Banco do Brasil S.A. 5,460,033
626,248 BB Seguridade Participacoes S.A. 3,768,974
438,500 BRF S.A. 1,570,113
557,800 Caixa Seguridade Participacoes S 1,372,697
1,127,645 Centrais Eletricas Brasileiras S.A. 7,614,229
199,692 Centrais Eletricas Brasileiras S.A. 1,458,582
440,458 Cia de Saneamento Basico do Estado de Sao Paulo 8,519,614
1,575,575 Cia Energetica de Minas Gerais 2,906,607
964,800 Cia Paranaense de Energia 2,043,473
242,380 CPFL Energia S.A. 1,640,958
630,900 Embraer S.A. 9,087,943
265,752 Energisa S.A. 2,167,002
692,200 (a) Eneva S.A. 1,662,650
189,325 Engie Brasil Energia S.A. 1,350,063
1,104,322 Equatorial Energia S.A. 6,719,156
1,259,719 Gerdau S.A. (Preference) 3,788,459
5,165,186 Investimentos Itau S.A. - PR 9,547,138
4,817,918 Itau Unibanco Holding S.A. 30,252,073
776,536 Klabin S.A. 2,579,416
854,949 Localiza Rent A Car 5,287,368
903,642 Motiva Infraestrutura de Mobilidade S.A. 1,986,558
851,919 (a) Natura Cosmeticos S.A. 1,373,830
2,918,718 (a) NU Holdings Ltd 35,666,734
759,185 (a) Petro Rio S.A. 5,720,105
3,405,178 Petroleo Brasileiro S.A. 21,764,485
4,182,725 Petroleo Brasileiro S.A. (Preference) 24,381,271
1,226,195 Raia Drogasil S.A. 2,949,674
747,988 (b) Rede D'Or Sao Luiz S.A. 4,341,351
1,173,327 Rumo S.A. 3,465,784
634,287 Suzano SA 5,907,272
799,600 Telefonica Brasil S.A. 4,495,255
769,500 TIM S.A. 2,846,005
479,900 TOTVS S.A. 3,737,522
687,660 Ultrapar Participacoes S.A. 2,108,584
3,301,742 Vale S.A. 31,522,377
915,927 Vibra Energia S.A. 3,469,352
1,514,534 WEG S.A. 10,037,299
335,956 XP, Inc 5,422,330
TOTAL BRAZIL 324,737,654
CHILE - 0.4%
42,285,512 Banco de Chile 5,824,959
78,228 Banco de Credito e Inversiones 3,104,637
56,447,502 Banco Santander Chile S.A. 3,260,526
1,152,948 Cencosud S.A. 3,473,271
1,007,992 Empresas CMPC S.A. 1,419,942
383,470 Empresas COPEC S.A. 2,538,698
27,050,157 Enel Chile S.A. 1,732,683
18,656,126 Enersis S.A. 1,860,606
190,216,572 Lan Airlines S.A. 4,159,845
590,147 SACI Falabella 2,942,817

SHARES DESCRIPTION VALUE
CHILE (continued)
133,470 (a) Sociedad Quimica y Minera de Chile S.A. (Class B) $ 4,908,670
TOTAL CHILE 35,226,654
CHINA - 29.0%
94,200 360 Finance, Inc (ADR) 3,233,886
351,500 360 Security Technology, Inc 551,037
125,000 37 Interactive Entertainment Network Technology Group Co Ltd 287,764
714,500 AAC Technologies Holdings, Inc 3,612,636
45,400 Accelink Technologies Co Ltd 326,323
11,685 (a) ACM Research Shanghai, Inc 202,231
34,602 Advanced Micro-Fabrication Equipment, Inc China 948,242
135,300 AECC Aviation Power Co Ltd 796,259
25,347,043 Agricultural Bank of China Ltd 16,605,255
4,703,300 Agricultural Bank of China Ltd (Class A) 4,117,534
556,970 Aier Eye Hospital Group Co Ltd 992,028
742,490 (a) Air China Ltd 749,303
125,530 Airtac International Group 3,570,263
576,000 (a),(b),(c) Akeso, Inc 11,231,457
15,667,777 Alibaba Group Holding Ltd 235,561,351
5,022,284 (a),(c) Alibaba Health Information Technology Ltd 3,114,509
3,728,000 Aluminum Corp of China Ltd 2,946,486
785,700 Aluminum Corp of China Ltd (Class A) 807,875
35,490 (a) Amlogic Shanghai Co Ltd 355,176
37,600 Angel Yeast Co Ltd 179,270
1,126,282 Anhui Conch Cement Co Ltd 3,260,732
206,200 Anhui Conch Cement Co Ltd (Class A) 674,510
115,258 Anhui Gujing Distillery Co Ltd 1,562,108
20,900 Anhui Gujing Distillery Co Ltd (Class A) 399,876
119,100 Anhui Jianghuai Automobile Group Corp Ltd 817,754
28,600 Anhui Yingjia Distillery Co Ltd 162,890
23,660 Anker Innovations Technology Co Ltd 406,219
1,146,086 Anta Sports Products Ltd 13,154,871
7,550 APT Medical, Inc 298,040
62,200 Autohome, Inc (ADR) 1,684,998
130,200 Avary Holding Shenzhen Co Ltd 954,255
2,499,861 AviChina Industry & Technology Co Ltd 1,477,650
14,700 AVICOPTER plc 80,783
449,300 (a) BAIC BluePark New Energy Technology Co Ltd 505,632
2,035,162 (a) Baidu, Inc 22,267,387
1,235,616 Bank of Beijing Co Ltd 1,107,669
259,086 Bank of Changsha Co Ltd 355,583
247,205 Bank of Chengdu Co Ltd 634,288
2,074,443 Bank of China Ltd - A 1,600,838
64,602,425 Bank of China Ltd - H 37,289,376
2,863,800 Bank of Communications Co Ltd - A 3,044,180
8,028,934 Bank of Communications Co Ltd - H 7,233,005
307,700 Bank of Hangzhou Co Ltd 685,911
995,110 Bank of Jiangsu Co Ltd 1,562,322
592,000 Bank of Nanjing Co Ltd 944,262
342,168 Bank of Ningbo Co Ltd 1,323,870
731,809 Bank of Shanghai Co Ltd 1,040,350
320,800 Bank of Suzhou Co Ltd 380,563
1,345,900 Baoshan Iron & Steel Co Ltd 1,372,147
157,500 Beijing Enlight Media Co Ltd 431,794
451,500 Beijing Enterprises Holdings Ltd 1,889,105
3,803,583 Beijing Enterprises Water Group Ltd 1,301,683
24,376 Beijing Kingsoft Office Software, Inc 1,058,366
79,600 Beijing New Building Materials plc 288,319
61,400 Beijing Oriental Yuhong Waterproof Technology Co Ltd 102,636
12,761 Beijing Roborock Technology Co Ltd 306,219
97,320 Beijing Tiantan Biological Products Corp Ltd 270,765
70,200 Beijing Tongrentang Co Ltd 351,075
54,698 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 444,411

Emerging Markets Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
224,900 Beijing Yanjing Brewery Co Ltd $ 388,162
2,700,800 Beijing-Shanghai High Speed Railway Co Ltd 2,024,503
758,026 (a) BeOne Medicines Ltd 17,233,275
8,583 Bestechnic Shanghai Co Ltd 285,771
33,720 Bethel Automotive Safety Systems Co Ltd 220,118
210,767 (a) Bilibili, Inc 4,822,153
185,500 (b) BOC Aviation Ltd 1,685,261
162,200 BOC International China Co Ltd 342,782
2,261,500 BOE Technology Group Co Ltd 1,268,235
4,390,000 Bosideng International Holdings Ltd 2,505,356
295,200 BYD Co Ltd 4,292,748
3,355,111 (c) BYD Co Ltd (H shares) 48,987,469
708,500 BYD Electronic International Co Ltd 2,948,065
603,575 C&D International Investment Group Ltd 1,217,684
383,350 Caitong Securities Co Ltd 430,520
22,695 (a) Cambricon Technologies Corp Ltd 2,228,494
103,900 Capital Securities Co Ltd 287,849
1,160,800 (a) CCOOP Group Co Ltd 371,453
9,956,000 (b) CGN Power Co Ltd 3,740,191
1,091,100 CGN Power Co Ltd 557,723
22,500 Changchun High & New Technology Industry Group, Inc 329,079
269,545 Changjiang Securities Co Ltd 275,467
24,700 Changzhou Xingyu Automotive Lighting Systems Co Ltd 406,414
127,100 Chaozhou Three-Circle Group Co Ltd 583,522
131,900 Chifeng Jilong Gold Mining Co Ltd 419,505
7,323,530 China Citic Bank 6,804,448
1,815,000 (c) China Coal Energy Co 2,230,104
2,354,000 China Communications Services Corp Ltd 1,371,061
1,143,900 China Construction Bank Corp - A 1,496,033
87,566,641 China Construction Bank Corp - H 89,563,439
257,400 China CSSC Holdings Ltd 1,226,699
880,200 (a) China Eastern Airlines Corp Ltd 463,218
1,330,900 China Energy Engineering Corp Ltd 478,700
2,820,000 China Everbright Bank Co Ltd - A 1,586,938
2,906,000 China Everbright Bank Co Ltd - H 1,365,572
3,307,000 (b) China Feihe Ltd 1,966,015
3,176,245 China Galaxy Securities Co Ltd 4,292,411
410,100 China Galaxy Securities Co Ltd (Class A) 977,791
2,565,468 China Gas Holdings Ltd 2,694,763
213,400 China Great Wall Securities Co Ltd 261,001
165,300 China Greatwall Technology Group Co Ltd 346,037
2,523,500 (c) China Hongqiao Group Ltd 6,656,730
2,230,000 (a),(d) China Huishan Dairy Holdings Co Ltd 2,841
1,274,824 China Insurance International Holdings Co Ltd 2,832,662
178,600 China International Capital Corp Ltd 896,430
1,443,406 (b) China International Capital Corp Ltd 3,665,151
182,544 China Jushi Co Ltd 313,836
6,736,880 China Life Insurance Co Ltd 19,460,215
156,500 China Life Insurance Co Ltd (Class A) 888,827
348,000 (a),(b) China Literature Ltd 1,367,597
3,032,341 China Longyuan Power Group Corp Ltd 2,734,387
2,912,000 China Mengniu Dairy Co Ltd 6,059,917
3,532,868 China Merchants Bank Co Ltd 22,925,284
1,131,095 China Merchants Bank Co Ltd (Class A) 6,985,724
547,000 China Merchants Energy Shipping Co Ltd 459,825
347,700 China Merchants Expressway Network & Technology Holdings Co Ltd 541,954
1,194,894 China Merchants Holdings International Co Ltd 2,353,256
351,020 China Merchants Securities Co Ltd 870,134
628,100 China Merchants Shekou Industrial Zone Holdings Co Ltd 758,804
2,177,258 China Minsheng Banking Corp Ltd - A 1,478,665
6,035,514 China Minsheng Banking Corp Ltd - H 3,632,707
3,432,000 China Molybdenum Co Ltd 3,895,776

SHARES DESCRIPTION VALUE
CHINA (continued)
918,300 China Molybdenum Co Ltd (Class A) $ 1,138,507
3,545,254 China National Building Material Co Ltd 2,109,228
256,700 (a) China National Chemical Engineering Co Ltd 284,699
1,183,400 China National Nuclear Power Co Ltd 1,511,315
45,600 China National Software & Service Co Ltd 299,270
215,200 China Northern Rare Earth Group High-Tech Co Ltd 1,121,111
1,648,773 China Oilfield Services Ltd 1,464,323
3,380,294 China Overseas Land & Investment Ltd 5,846,215
396,700 China Pacific Insurance Group Co Ltd - A 2,062,190
2,391,219 China Pacific Insurance Group Co Ltd - H 9,630,434
21,926,000 China Petroleum & Chemical Corp 12,866,666
1,764,800 China Petroleum & Chemical Corp 1,472,845
4,296,000 (c) China Power International Development Ltd 1,684,012
1,165,611 China Railway Group Ltd - A 921,267
3,970,000 China Railway Group Ltd - H 1,997,431
365,184 China Railway Signal & Communication Corp Ltd 268,102
77,800 China Rare Earth Resources And Technology Co Ltd 457,465
1,509,071 China Resources Beer Holdings Company Ltd 5,017,496
860,500 China Resources Gas Group Ltd 2,178,187
2,928,555 China Resources Land Ltd 10,738,915
73,708 China Resources Microelectronics Ltd 476,235
616,807 (b) China Resources Mixc Lifestyle Services Ltd 2,864,368
1,860,346 (b) China Resources Pharmaceutical Group Ltd 1,299,124
1,807,372 China Resources Power Holdings Co 4,478,828
83,527 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 363,330
7,638,904 (a),(c) China Ruyi Holdings Ltd 3,055,562
346,600 China Shenhua Energy Co Ltd - A 1,835,877
3,057,500 (c) China Shenhua Energy Co Ltd - H 13,251,659
758,200 (a) China Southern Airlines Co Ltd (Class A) 596,594
2,240,710 China State Construction Engineering Corp Ltd 1,760,943
1,764,000 China State Construction International Holdings Ltd 2,702,432
1,369,000 China Three Gorges Renewables Group Co Ltd 823,909
111,600 China Tourism Group Duty Free Corp Ltd 1,005,819
4,061,377 (b) China Tower Corp Ltd 5,683,145
1,731,500 China United Network Communications Ltd 1,287,883
2,173,400 (c) China Vanke Co Ltd 1,378,991
588,700 China Vanke Co Ltd (Class A) 526,090
323,200 China XD Electric Co Ltd 294,011
1,355,000 China Yangtze Power Co Ltd 5,246,335
934,215 China Zheshang Bank Co Ltd 439,968
40,500 Chongqing Brewery Co Ltd 310,791
424,266 Chongqing Changan Automobile Co Ltd 757,009
2,024,000 Chongqing Rural Commercial Bank 1,605,317
620,452 Chongqing Rural Commercial Bank Co Ltd 584,575
160,100 Chongqing Zhifei Biological Products Co Ltd 532,927
1,835,633 (c) Chow Tai Fook Jewellery Group Ltd 3,065,674
3,711,738 Citic Pacific Ltd 5,568,250
117,100 Citic Pacific Special Steel Group Co Ltd 210,191
1,435,732 CITIC Securities Co Ltd 5,044,577
643,480 CITIC Securities Co Ltd (Class A) 2,589,369
38,080 CNGR Advanced Material Co Ltd 178,059
544,900 CNOOC Energy Technology & Services Ltd 306,880
569,600 CNPC Capital Co Ltd 683,145
3,600,000 Cnpc Hong Kong Ltd 3,468,062
238,480 Contemporary Amperex Technology Co Ltd 8,731,175
76,600 (a),(c) Contemporary Amperex Technology Co Ltd 3,963,684
163,700 COSCO SHIPPING Energy Transportation Co Ltd 228,575
628,010 COSCO SHIPPING Holdings Co Ltd - A 1,361,464
2,631,800 (c) COSCO SHIPPING Holdings Co Ltd - H 4,810,773
3,803,000 CRRC Corp Ltd 2,635,318
1,309,600 CRRC Corp Ltd (Class A) 1,340,860
275,200 CSC Financial Co Ltd 976,199

Emerging Markets Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
234,018 CSI Solar Co Ltd $ 290,028
76,200 CSPC Innovation Pharmaceutical Co Ltd 569,996
7,527,489 CSPC Pharmaceutical Group Ltd 9,460,506
1,044,700 Daqin Railway Co Ltd 948,923
324,600 Datang International Power Generation Co Ltd 153,507
31,500 Dong-E-E-Jiao Co Ltd 226,023
145,100 (a) Dongfang Electric Corp Ltd 406,480
302,600 Dongxing Securities Co Ltd 467,793
886,385 East Money Information Co Ltd 2,852,349
27,877 Eastroc Beverage Group Co Ltd 1,089,660
29,300 Ecovacs Robotics Co Ltd 323,737
25,200 Empyrean Technology Co Ltd 384,067
724,828 ENN Energy Holdings Ltd 5,907,360
115,700 ENN Natural Gas Co Ltd 296,373
53,040 Eoptolink Technology, Inc Ltd 1,380,888
123,661 Eve Energy Co Ltd 758,292
182,800 Everbright Securities Co Ltd 460,970
1,046,551 (a) Everdisplay Optronics Shanghai Co Ltd 371,867
1,740,000 Far East Horizon Ltd 1,773,248
95,600 Flat Glass Group Co Ltd 215,668
845,140 Focus Media Information Technology Co Ltd 879,377
267,764 Foshan Haitian Flavouring & Food Co Ltd 1,424,908
2,145,452 Fosun International 1,480,610
365,800 Founder Securities Co Ltd 411,690
745,800 Foxconn Industrial Internet Co Ltd 3,562,340
115,200 Fuyao Glass Industry Group Co Ltd - A 874,140
549,298 (b) Fuyao Glass Industry Group Co Ltd - H 3,960,203
120,822 GalaxyCore, Inc 256,170
106,340 Ganfeng Lithium Group Co Ltd 530,949
20,354,795 (a),(c) GCL Technology Holdings Ltd 3,015,901
1,118,283 GD Power Development Co Ltd 711,686
5,546,828 Geely Automobile Holdings Ltd 12,441,633
268,600 GEM Co Ltd 240,307
1,062,000 (a),(c) Genscript Biotech Corp 2,303,376
293,100 GF Securities Co Ltd (Class A) 780,105
281,400 (b),(c) Giant Biogene Holding Co ltd 2,006,590
34,468 GigaDevice Semiconductor, Inc 578,044
179,000 GoerTek, Inc 568,826
47,908 Gongniu Group Co Ltd 313,656
70,200 Gotion High-tech Co Ltd 284,600
131,400 Great Wall Motor Co Ltd 394,243
2,192,266 Great Wall Motor Co Ltd 3,577,620
160,900 Gree Electric Appliances, Inc of Zhuhai 1,019,419
143,700 GRG Banking Equipment Co Ltd 263,749
83,900 Guangdong Haid Group Co Ltd 658,120
2,682,000 Guangdong Investments Ltd 2,387,221
363,187 Guanghui Energy Co Ltd 273,149
222,800 Guangzhou Automobile Group Co Ltd 233,256
74,100 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 276,453
212,700 Guangzhou Haige Communications Group, Inc Co 390,586
150,000 Guangzhou Tinci Materials Technology Co Ltd 392,684
275,300 Guolian Securities Co Ltd 428,245
280,600 Guosen Securities Co Ltd 516,434
752,860 Guotai Junan Securities Co Ltd 2,119,634
1,932,896 (b) Guotai Junan Securities Co Ltd (Hong Kong) 4,172,598
339,630 Guoyuan Securities Co Ltd 400,459
1,524,000 (b) Haidilao International Holding Ltd 2,701,590
2,223,800 Haier Smart Home Co Ltd 7,005,807
339,100 Haier Smart Home Co Ltd 1,167,925
2,100,900 (a) Hainan Airlines Holding Co Ltd 431,677
650,200 Hainan Airport Infrastructure Co Ltd 354,181
50,100 Haisco Pharmaceutical Group Co Ltd 386,760

SHARES DESCRIPTION VALUE
CHINA (continued)
615,000 Haitian International Holdings Ltd $ 1,667,113
111,790 Hangzhou First Applied Material Co Ltd 226,842
46,500 Hangzhou Silan Microelectronics Co Ltd 164,841
16,000 Hangzhou Tigermed Consulting Co Ltd - A 150,919
1,114,000 (b) Hansoh Pharmaceutical Group Co Ltd 5,004,834
114,900 Hebei Yangyuan Zhihui Beverage Co Ltd 339,321
123,100 Henan Shenhuo Coal & Power Co Ltd 301,914
234,370 Henan Shuanghui Investment & Development Co Ltd 803,888
537,500 Hengan International Group Co Ltd 1,605,730
370,520 Hengli Petrochemical Co Ltd 794,709
127,300 Hengtong Optic-electric Co Ltd 281,308
316,000 (c) Hisense Kelon Electrical Holdings Co Ltd 906,197
31,200 Hithink RoyalFlush Information Network Co Ltd 1,224,416
297,100 HLA Corp Ltd 281,185
41,000 Hoshine Silicon Industry Co Ltd 299,707
599,051 (a),(b),(c) Hua Hong Semiconductor Ltd 3,084,303
555,400 Huadian Power International Corp Ltd (Class A) 409,286
97,400 Huadong Medicine Co Ltd 600,259
146,400 Huafon Chemical Co Ltd 152,543
69,000 Huagong Tech Co Ltd 482,483
120,900 Huaibei Mining Holdings Co Ltd 206,270
105,520 Hualan Biological Engineering, Inc 243,023
294,700 Huaneng Lancang River Hydropower, Inc 380,438
621,400 Huaneng Power International, Inc - A 632,833
3,895,110 Huaneng Power International, Inc - H 2,644,099
44,000 Huaqin Technology Co Ltd 502,092
1,148,200 (b) Huatai Securities Co Ltd 2,642,664
392,100 Huatai Securities Co Ltd (Class A) 1,090,292
692,419 Huaxia Bank Co Ltd 764,737
232,673 Huayu Automotive Systems Co Ltd 567,285
182,006 Huazhu Group Ltd (ADR) 5,682,227
36,300 Huizhou Desay Sv Automotive Co Ltd 511,010
93,600 Humanwell Healthcare Group Co Ltd 283,280
389,400 Hunan Valin Steel Co Ltd 305,954
98,096 Hundsun Technologies, Inc 491,280
15,697 Hwatsing Technology Co Ltd 240,175
129,619 Hygon Information Technology Co Ltd 2,496,466
121,200 Iflytek Co Ltd 819,645
15,260 Imeik Technology Development Co Ltd 392,344
3,456,505 Industrial & Commercial Bank of China Ltd - A 3,631,554
59,237,777 Industrial & Commercial Bank of China Ltd - H 45,389,449
1,101,200 Industrial Bank Co Ltd 3,461,009
376,480 Industrial Securities Co Ltd 339,774
22,800 Ingenic Semiconductor Co Ltd 210,419
1,909,400 Inner Mongolia BaoTou Steel Union Co Ltd 713,204
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 393,982
649,400 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 480,956
323,600 Inner Mongolia Yili Industrial Group Co Ltd 1,231,862
906,900 Inner Mongolia Yitai Coal Co 1,860,949
1,126,737 (a),(b) Innovent Biologics, Inc 13,946,862
76,900 Inspur Electronic Information Industry Co Ltd 593,598
52,500 Isoftstone Information Technology Group Co Ltd 399,038
159,684 JA Solar Technology Co Ltd 244,909
96,100 JCET Group Co Ltd 466,667
1,006,249 (a),(b) JD Health International, Inc 6,434,396
1,848,600 (a),(b) JD Logistics, Inc 3,203,656
2,222,434 JD.com, Inc 35,029,855
302,900 Jiangsu Eastern Shenghong Co Ltd 375,477
1,104,000 Jiangsu Express 1,353,722
77,156 Jiangsu Hengli Hydraulic Co Ltd 788,336
351,119 Jiangsu Hengrui Pharmaceuticals Co Ltd 3,068,886
47,300 (a) Jiangsu Hoperun Software Co Ltd 347,198

Emerging Markets Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
76,300 Jiangsu King's Luck Brewery JSC Ltd $ 416,575
151,400 Jiangsu Phoenix Publishing & Media Corp Ltd 229,604
99,100 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 928,281
28,500 Jiangsu Yoke Technology Co Ltd 218,021
58,800 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 284,639
157,000 Jiangsu Zhongtian Technology Co Ltd 301,677
898,000 Jiangxi Copper Co Ltd 1,794,859
100,300 Jiangxi Copper Co Ltd (Class A) 312,471
206,300 (a) Jinduicheng Molybdenum Co Ltd 368,580
535,296 Jinko Solar Co Ltd 388,303
146,500 Juneyao Airlines Co Ltd 248,829
273,900 (a) Kanzhun Ltd (ADR) 5,193,144
62,300 KE Holdings, Inc 381,028
625,894 KE Holdings, Inc (ADR) 11,528,967
2,815,000 (a) Kingdee International Software Group Co Ltd 6,533,646
843,000 Kingsoft Corp Ltd 3,833,335
2,436,201 (a),(b) Kuaishou Technology 23,787,191
112,300 Kuang-Chi Technologies Co Ltd 636,210
71,100 Kunlun Tech Co Ltd 353,818
68,343 Kweichow Moutai Co Ltd 13,483,359
139,300 LB Group Co Ltd 329,491
7,413,856 Lenovo Group Ltd 9,506,410
256,900 Lens Technology Co Ltd 810,019
1,137,610 (a) Li Auto, Inc 14,893,255
2,095,000 Li Ning Co Ltd 4,438,654
140,900 Liaoning Port Co Ltd 29,907
454,100 Lingyi iTech Guangdong Co 564,644
1,856,500 (b),(c) Longfor Group Holdings Ltd 2,310,708
369,224 LONGi Green Energy Technology Co Ltd 807,355
16,924 (a) Loongson Technology Corp Ltd 307,640
422,753 Luxshare Precision Industry Co Ltd 2,139,333
83,500 Luzhou Laojiao Co Ltd 1,424,707
108,370 Mango Excellent Media Co Ltd 331,091
28,120 Maxscend Microelectronics Co Ltd 289,548
195,200 Meihua Holdings Group Co Ltd 305,081
4,534,529 (a),(b) Meituan 69,956,623
966,700 Metallurgical Corp of China Ltd 406,565
320,300 Midea Group Co Ltd 3,103,457
181,400 Midea Group Co Ltd 1,766,171
394,000 MINISO Group Holding Ltd 1,875,467
4,096,000 (a) MMG Ltd 1,991,560
64,976 Montage Technology Co Ltd 764,987
310,884 Muyuan Foods Co Ltd 2,000,199
520,200 Nanjing Iron & Steel Co Ltd 328,424
191,000 Nanjing Securities Co Ltd 218,146
442,127 NARI Technology Co Ltd 1,344,043
134,469 (a) National Silicon Industry Group Co Ltd 346,474
38,745 NAURA Technology Group Co Ltd 1,799,511
1,585,819 NetEase, Inc 41,456,860
104,200 New China Life Insurance Co Ltd - A 964,140
829,000 New China Life insurance Co Ltd - H 5,304,696
264,900 New Hope Liuhe Co Ltd 353,549
1,149,827 New Oriental Education & Technology Group, Inc 5,099,118
117,106 Nexchip Semiconductor Corp 353,402
78,600 Ninestar Corp 256,627
43,041 Ningbo Deye Technology Co Ltd 305,254
37,700 Ningbo Orient Wires & Cables Co Ltd 247,997
90,000 Ningbo Sanxing Medical Electric Co Ltd 280,906
95,710 Ningbo Tuopu Group Co Ltd 608,644
454,000 Ningxia Baofeng Energy Group Co Ltd 979,386
1,467,470 (a),(c) NIO, Inc 7,023,789
1,850,300 (b) Nongfu Spring Co Ltd 10,690,376

SHARES DESCRIPTION VALUE
CHINA (continued)
208,900 (a) OFILM Group Co Ltd $ 326,811
27,740 Oppein Home Group, Inc 198,559
295,680 Orient Securities Co Ltd 461,480
632,717 (a) PDD Holdings, Inc (ADR) 71,781,744
7,965,220 People's Insurance Co Group of China Ltd 6,119,423
619,700 People's Insurance Co Group of China Ltd (Class A) 703,452
19,124,000 PetroChina Co Ltd 18,688,570
1,117,700 PetroChina Co Ltd 1,377,635
75,900 Pharmaron Beijing Co Ltd - A 325,977
6,264,306 PICC Property & Casualty Co Ltd 13,002,079
1,113,200 Ping An Bank Co Ltd 1,891,293
6,099,192 Ping An Insurance Group Co of China Ltd 41,873,153
582,500 Ping An Insurance Group Co of China Ltd (Class A) 4,744,140
13,542 Piotech, Inc 319,642
640,200 (a) Poly Developments and Holdings Group Co Ltd 709,198
489,275 (b) Pop Mart International Group Ltd 15,262,379
1,587,078 Postal Savings Bank of China Co Ltd - A 1,265,801
8,209,000 (b) Postal Savings Bank of China Co Ltd - H 5,798,922
856,300 Power Construction Corp of China Ltd 811,784
264,300 (a) Qinghai Salt Lake Industry Co Ltd 661,598
74,200 Range Intelligent Computing Technology Group Co Ltd 511,235
21,700 Rockchip Electronics Co Ltd 486,625
593,400 Rongsheng Petrochemical Co Ltd 752,799
456,300 SAIC Motor Corp Ltd 1,086,897
173,200 Sailun Group Co Ltd 309,647
254,100 Sanan Optoelectronics Co Ltd 440,583
473,900 Sany Heavy Industry Co Ltd 1,311,809
202,691 Satellite Chemical Co Ltd 547,881
290,100 SDIC Capital Co Ltd 304,262
434,400 SDIC Power Holdings Co Ltd 950,919
87,000 Seres Group Co Ltd 1,529,259
254,900 SF Holding Co Ltd 1,627,155
43,641 SG Micro Corp 431,160
490,871 Shaanxi Coal Industry Co Ltd 1,372,276
208,845 Shandong Gold Mining Co Ltd - A 852,040
715,624 (b),(c) Shandong Gold Mining Co Ltd - H 2,213,005
66,800 Shandong Himile Mechanical Science & Technology Co Ltd 519,203
146,490 Shandong Hualu Hengsheng Chemical Co Ltd 487,557
673,600 Shandong Nanshan Aluminum Co Ltd 367,068
104,900 Shandong Sun Paper Industry JSC Ltd 202,847
2,309,390 Shandong Weigao Group Medical Polymer Co Ltd 2,032,852
653,362 Shanghai Baosight Software Co Ltd 898,085
90,417 Shanghai Baosight Software Co Ltd 310,094
707,900 Shanghai Electric Group Co Ltd 766,503
123,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 475,096
15,549 Shanghai Friendess Electronic Technology Corp Ltd 283,129
72,400 Shanghai International Airport Co Ltd 323,444
72,700 Shanghai M&G Stationery, Inc 310,873
173,400 Shanghai Pharmaceuticals Holding Co Ltd - A 458,912
1,614,630 Shanghai Pudong Development Bank Co Ltd 2,871,486
172,583 Shanghai Putailai New Energy Technology Co Ltd 419,473
348,100 Shanghai RAAS Blood Products Co Ltd 333,347
468,600 Shanghai Rural Commercial Bank Co Ltd 592,191
39,319 Shanghai United Imaging Healthcare Co Ltd 728,637
82,900 Shanghai Zhangjiang High-Tech Park Development Co Ltd 370,414
207,400 Shanxi Lu'an Environmental Energy Development Co Ltd 395,086
70,520 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,752,455
423,370 Shanxi Xishan Coal & Electricity Power Co Ltd 414,488
265,600 Shenergy Co Ltd 301,452
157,100 Shengyi Technology Co Ltd 931,766
34,288 Shennan Circuits Co Ltd 674,235
1,055,300 Shenwan Hongyuan Group Co Ltd 775,735

Emerging Markets Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
26,500 Shenzhen Goodix Technology Co Ltd $ 271,995
60,927 Shenzhen Inovance Technology Co Ltd 534,339
66,500 Shenzhen Mindray Bio-Medical Electronics Co Ltd 2,133,093
44,500 Shenzhen New Industries Biomedical Engineering Co Ltd 343,049
47,700 Shenzhen Salubris Pharmaceuticals Co Ltd 330,616
59,469 Shenzhen Transsion Holdings Co Ltd 628,243
747,600 Shenzhou International Group Holdings Ltd 5,380,298
10,756 (a) Sichuan Biokin Pharmaceutical Co Ltd 458,571
264,800 Sichuan Changhong Electric Co Ltd 362,806
212,573 Sichuan Chuantou Energy Co Ltd 460,647
73,700 Sichuan Kelun Pharmaceutical Co Ltd 386,519
312,040 Sichuan Road and Bridge Group Co Ltd 360,140
52,400 Sieyuan Electric Co Ltd 567,374
296,000 Silergy Corp 3,183,948
208,200 Sinolink Securities Co Ltd 268,281
1,252,800 Sinopharm Group Co Ltd 3,011,263
626,000 Sinotruk Hong Kong Ltd 1,907,768
1,664,000 (b),(c) Smoore International Holdings Ltd 4,486,813
261,456 SooChow Securities Co Ltd 346,710
542,900 Southwest Securities Co Ltd 341,727
46,200 Spring Airlines Co Ltd 335,173
104,020 Sungrow Power Supply Co Ltd 1,038,310
642,917 Sunny Optical Technology Group Co Ltd 5,956,837
78,000 Sunwoda Electronic Co Ltd 232,632
88,400 Suzhou Dongshan Precision Manufacturing Co Ltd 712,922
45,864 Suzhou TFC Optical Communication Co Ltd 667,458
372,332 (a) TAL Education Group (ADR) 4,073,312
249,470 TBEA Co Ltd 468,139
833,690 TCL Technology Group Corp 509,094
186,250 TCL Zhonghuan Renewable Energy Technology Co Ltd 210,633
5,870,891 Tencent Holdings Ltd 411,033,980
685,100 Tencent Music Entertainment Group (ADR) 14,380,249
735,000 Tianfeng Securities Co Ltd 541,264
76,200 Tianqi Lithium Corp 403,695
184,400 Tianshan Aluminum Group Co Ltd 233,127
86,500 Tianshui Huatian Technology Co Ltd 120,119
1,782,025 Tingyi Cayman Islands Holding Corp 2,634,301
1,175,200 Tongcheng Travel Holdings Ltd 2,944,615
83,500 TongFu Microelectronics Co Ltd 325,295
1,080,700 Tongling Nonferrous Metals Group Co Ltd 521,072
231,892 Tongwei Co Ltd 657,359
869,661 Travelsky Technology Ltd 1,382,658
94,675 Trina Solar Co Ltd 203,571
565,600 Trip.com Group Ltd 35,113,828
560,000 Tsingtao Brewery Co Ltd 3,557,652
40,300 Tsingtao Brewery Co Ltd (Class A) 379,825
34,299 Unigroup Guoxin Microelectronics Co Ltd 330,422
166,080 Unisplendour Corp Ltd 567,941
26,881 (a) Verisilicon Microelectronics Shanghai Co Ltd 369,448
44,300 Victory Giant Technology Huizhou Co Ltd 1,173,999
296,497 Vipshop Holdings Ltd (ADR) 4,474,140
158,700 Wanhua Chemical Group Co Ltd 1,371,567
4,384,587 Want Want China Holdings Ltd 3,169,066
1,800,800 Weichai Power Co Ltd 3,817,455
356,600 Weichai Power Co Ltd (Class A) 748,583
328,160 Wens Foodstuffs Group Co Ltd 788,388
118,300 Western Mining Co Ltd 274,049
255,800 Western Securities Co Ltd 297,250
24,665 Western Superconducting Technologies Co Ltd 186,637
62,790 Will Semiconductor Co Ltd 1,053,103
50,200 Wingtech Technology Co Ltd 257,402
1,538,900 Wintime Energy Group Co Ltd 305,195

SHARES DESCRIPTION VALUE
CHINA (continued)
278,568 Wuhan Guide Infrared Co Ltd $ 454,199
209,700 Wuliangye Yibin Co Ltd 3,527,177
98,790 WUS Printed Circuit Kunshan Co Ltd 767,655
127,404 WuXi AppTec Co Ltd - A 1,692,764
276,977 (b),(c) WuXi AppTec Co Ltd - H 3,694,657
3,192,301 (a),(b) Wuxi Biologics Cayman, Inc 12,979,996
561,100 XCMG Construction Machinery Co Ltd 653,427
201,636 Xiamen C & D, Inc 284,143
47,100 Xiamen Tungsten Co Ltd 151,753
15,600,436 (a),(b) Xiaomi Corp 104,958,958
74,862 Xinjiang Daqo New Energy Co Ltd 268,869
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 211,642
4,545,290 (c) Xinyi Solar Holdings Ltd 1,759,590
1,137,789 (a) XPeng, Inc 10,353,874
1,156,000 (b) Yadea Group Holdings Ltd 1,819,063
56,500 Yantai Jereh Oilfield Services Group Co Ltd 305,278
2,899,204 (c) Yanzhou Coal Mining Co Ltd 3,305,478
290,995 Yanzhou Coal Mining Co Ltd (Class A) 509,659
69,953 Yealink Network Technology Corp Ltd 325,214
83,845 Yifeng Pharmacy Chain Co Ltd 275,752
71,500 Yihai Kerry Arawana Holdings Co Ltd 299,889
185,420 Yintai Gold Co Ltd 463,926
553,100 Yonghui Superstores Co Ltd 360,994
153,999 Yonyou Network Technology Co Ltd 337,772
437,100 Youngor Group Co Ltd 446,025
155,000 YTO Express Group Co Ltd 316,932
345,345 Yum China Holdings, Inc 16,120,705
186,500 Yunnan Aluminium Co Ltd 401,730
95,860 Yunnan Baiyao Group Co Ltd 746,652
337,400 Yunnan Chihong Zinc&Germanium Co Ltd 255,828
85,300 Yunnan Energy New Material Co Ltd 349,793
100,300 Yunnan Yuntianhua Co Ltd 343,209
76,600 Zangge Mining Co Ltd 488,343
33,195 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 918,459
1,542,641 Zhaojin Mining Industry Co Ltd 3,830,729
349,900 Zhejiang China Commodities City Group Co Ltd 1,034,063
119,716 Zhejiang Chint Electrics Co Ltd 377,729
180,800 Zhejiang Dahua Technology Co Ltd 407,738
1,607,971 Zhejiang Expressway Co Ltd 1,532,090
107,128 Zhejiang Huayou Cobalt Co Ltd 655,764
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 207,585
168,600 Zhejiang Juhua Co Ltd 625,466
447,500 (a),(b) Zhejiang Leapmotor Technologies Ltd 3,441,034
296,746 Zhejiang Longsheng Group Co Ltd 436,214
134,164 Zhejiang NHU Co Ltd 417,269
90,600 Zhejiang Sanhua Intelligent Controls Co Ltd 331,971
35,967 Zhejiang Supcon Technology Co Ltd 238,257
26,400 Zhejiang Supor Co Ltd 190,234
137,400 Zhejiang Wanfeng Auto Wheel Co Ltd 314,983
58,370 Zhejiang Weiming Environment Protection Co Ltd 154,349
745,100 Zhejiang Zheneng Electric Power Co Ltd 537,274
103,500 Zhengzhou Yutong Bus Co Ltd 358,185
201,800 Zheshang Securities Co Ltd 318,117
63,280 Zhongji Innolight Co Ltd 1,897,690
378,800 Zhongjin Gold Corp Ltd 753,639
735,000 Zhongsheng Group Holdings Ltd 1,236,351
301,900 Zhongtai Securities Co Ltd 279,641
44,389 Zhuzhou CRRC Times Electric Co Ltd 269,086
420,500 Zhuzhou CSR Times Electric Co Ltd 1,705,709
5,129,299 Zijin Mining Group Co Ltd 13,601,150
1,118,300 Zijin Mining Group Co Ltd (Class A) 2,966,633
328,700 Zoomlion Heavy Industry Science and Technology Co Ltd - A 335,299

Emerging Markets Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
208,400 ZTE Corp $ 990,319
665,064 (c) ZTE Corp (Class H) 2,098,419
380,500 ZTO Express Cayman, Inc 7,417,701
TOTAL CHINA 2,367,504,488
COLOMBIA - 0.1%
238,710 Grupo Cibest S.A. 3,108,099
413,561 Grupo Cibest S.A. 4,525,148
384,740 Interconexion Electrica S.A. ESP 1,930,254
TOTAL COLOMBIA 9,563,501
CZECH REPUBLIC - 0.2%
147,936 CEZ AS 8,571,320
67,865 Komercni Banka AS 3,232,790
228,603 (b) Moneta Money Bank AS 1,590,078
TOTAL CZECH REPUBLIC 13,394,188
EGYPT - 0.1%
2,149,414 Commercial International Bank 4,164,138
1,477,240 Eastern Tobacco 1,032,577
649,389 Talaat Moustafa Group 712,665
TOTAL EGYPT 5,909,380
GREECE - 0.6%
1,960,471 Alpha Bank S.A. 7,338,295
2,320,519 Eurobank Ergasias Services and Holdings S.A. 8,517,140
12,741 (a),(d) FF Group 146
156,716 Hellenic Telecommunications Organization S.A. 2,843,623
100,201 JUMBO S.A. 3,389,314
92,405 Mytilineos Holdings S.A. 5,083,325
795,633 National Bank of Greece S.A. 11,097,929
169,748 OPAP S.A. 3,808,463
960,816 Piraeus Financial Holdings S.A. 7,388,128
176,405 Public Power Corp 2,861,198
TOTAL GREECE 52,327,561
HONG KONG - 0.2%
2,285,600 (a) J&T Global Express Ltd 3,006,602
127,906 Orient Overseas International Ltd 2,301,320
9,387,331 Sino Biopharmaceutical Ltd 8,990,258
TOTAL HONG KONG 14,298,180
HUNGARY - 0.3%
370,809 MOL Hungarian Oil & Gas plc 3,221,782
204,002 OTP Bank Rt 16,553,920
127,300 Richter Gedeon Rt 3,820,965
TOTAL HUNGARY 23,596,667
INDIA - 16.7%
52,318 ABB Ltd India 3,276,056
149,255 Adani Enterprises Ltd 4,121,048
504,113 Adani Ports & Special Economic Zone Ltd 7,862,678
556,208 (a) Adani Power Ltd 3,706,589
38,599 Alkem Laboratories Ltd 2,211,527
553,908 Ambuja Cements Ltd 3,729,454
161,827 APL Apollo Tubes Ltd 2,944,941
92,169 Apollo Hospitals Enterprise Ltd 7,857,941
2,787,526 Ashok Leyland Ltd 3,830,791
348,897 Asian Paints Ltd 9,523,365
115,337 Astral Ltd 1,839,586
324,699 (b) AU Small Finance Bank Ltd 2,735,919
243,302 (a) Aurobindo Pharma Ltd 3,145,709
145,550 (a),(b) Avenue Supermarts Ltd 7,068,008
2,099,206 Axis Bank Ltd 25,492,917
59,960 Bajaj Auto Ltd 5,459,197
2,546,622 Bajaj Finance Ltd 25,484,978
353,232 Bajaj Finserv Ltd 7,816,159
24,065 Bajaj Holdings & Investment Ltd 3,821,107

SHARES DESCRIPTION VALUE
INDIA (continued)
61,563 Balkrishna Industries Ltd $ 1,873,339
940,848 Bank of Baroda 2,542,248
3,329,291 Bharat Electronics Ltd 14,463,432
232,960 Bharat Forge Ltd 3,100,687
971,690 Bharat Heavy Electricals Ltd 2,628,771
1,401,964 Bharat Petroleum Corp Ltd 5,239,049
2,335,549 Bharti Airtel Ltd 50,842,883
6,206 Bosch Ltd 2,853,430
96,302 Britannia Industries Ltd 6,336,204
188,619 BSE Ltd 5,193,228
226,693 Cadila Healthcare Ltd 2,496,507
1,782,547 Canara Bank 2,169,318
554,804 CG Power & Industrial Solutions Ltd 4,165,678
375,864 Cholamandalam Investment and Finance Co Ltd 6,161,765
502,913 Cipla Ltd 8,881,547
1,627,985 Coal India Ltd 6,961,989
120,114 Colgate-Palmolive India Ltd 3,071,235
324,760 Container Corp Of India Ltd 2,134,802
105,430 Coromandel International Ltd 3,223,896
120,796 Cummins India Ltd 4,878,725
462,152 Dabur India Ltd 2,784,515
110,849 Divi's Laboratories Ltd 8,300,868
33,395 Dixon Technologies India Ltd 6,380,584
679,352 DLF Ltd 6,041,929
520,628 Dr Reddy's Laboratories Ltd 7,511,463
125,039 Eicher Motors Ltd 7,780,262
1,023,138 (a) FSN E-Commerce Ventures Ltd 2,440,911
2,038,893 GAIL India Ltd 4,107,168
2,372,188 (a) GMR Infrastructure Ltd 2,421,277
354,849 Godrej Consumer Products Ltd 5,084,327
137,190 (a) Godrej Properties Ltd 3,271,140
243,491 Grasim Industries Ltd 7,607,497
221,258 Havells India Ltd 3,779,026
876,773 HCL Technologies Ltd 14,615,896
84,439 (b) HDFC Asset Management Co Ltd 5,426,665
5,158,344 HDFC Bank Ltd 118,375,216
893,735 (b) HDFC Life Insurance Co Ltd 7,679,136
114,530 Hero Honda Motors Ltd 5,548,144
1,202,221 Hindalco Industries Ltd 9,307,134
184,785 Hindustan Aeronautics Ltd 9,510,152
753,741 Hindustan Lever Ltd 21,647,127
856,535 Hindustan Petroleum Corp Ltd 4,066,692
152,425 (a) Hyundai Motor India Ltd 3,737,538
4,799,617 ICICI Bank Ltd 80,822,161
211,706 (b) ICICI Lombard General Insurance Co Ltd 4,645,980
304,887 (b) ICICI Prudential Life Insurance Co Ltd 2,138,102
3,451,983 IDFC First Bank Ltd 2,697,069
774,902 Indian Hotels Co Ltd 6,517,752
2,509,304 (a) Indian Oil Corp Ltd 4,145,456
227,529 Indian Railway Catering & Tourism Corp Ltd 1,875,693
1,200,538 (a) Indus Towers Ltd 4,951,088
535,285 (a) IndusInd Bank Ltd 4,856,425
315,492 Info Edge India Ltd 4,981,946
3,024,758 Infosys Technologies Ltd 51,441,903
173,737 (a),(b) InterGlobe Aviation Ltd 11,659,214
2,778,889 ITC Ltd 13,032,140
291,879 Jindal Stainless Ltd 2,304,087
366,612 Jindal Steel & Power Ltd 4,019,239
390,289 JSW Energy Ltd 2,283,743
559,009 JSW Steel Ltd 6,668,284
328,079 Jubilant Foodworks Ltd 2,444,488
405,967 Kalyan Jewellers India Ltd 2,737,506

Emerging Markets Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
1,002,461 Kotak Mahindra Bank Ltd $ 22,585,789
614,790 Larsen & Toubro Ltd 25,425,039
68,540 (b) LTIMindtree Ltd 3,964,763
217,679 Lupin Ltd 4,757,847
288,171 (b) Macrotech Developers Ltd 4,029,290
850,578 Mahindra & Mahindra Ltd 30,985,348
113,904 (a) Mankind Pharma Ltd 3,323,230
462,195 Marico Ltd 3,734,343
112,804 Maruti Suzuki India Ltd 16,180,483
705,483 Max Healthcare Institute Ltd 10,009,094
94,055 Mphasis Ltd 2,969,631
2,066 MRF Ltd 3,476,485
107,099 Muthoot Finance Ltd 3,185,105
301,903 Nestle India Ltd 7,728,701
2,625,013 NHPC Ltd 2,477,269
2,919,507 NMDC Ltd 2,346,543
4,006,384 NTPC Ltd 15,205,501
116,652 Oberoi Realty Ltd 2,159,503
2,823,082 Oil & Natural Gas Corp Ltd 7,734,507
436,602 Oil India Ltd 2,183,957
19,313 Oracle Financial Services Software Ltd 1,854,186
5,687 Page Industries Ltd 3,161,873
308,513 (a) PB Fintech Ltd 6,330,996
98,123 Persistent Systems Ltd 5,734,403
722,367 Petronet LNG Ltd 2,368,244
174,773 Phoenix Mills Ltd 2,949,457
72,217 PI Industries Ltd 3,495,079
132,375 Pidilite Industries Ltd 4,328,606
45,487 Polycab India Ltd 3,525,202
1,365,353 Power Finance Corp Ltd 6,355,510
4,230,723 Power Grid Corp of India Ltd 13,985,786
171,437 Prestige Estates Projects Ltd 3,167,471
2,221,557 Punjab National Bank 2,656,842
528,028 Rail Vikas Nigam Ltd 2,082,083
1,237,006 REC Ltd 5,544,654
5,545,627 Reliance Industries Ltd 87,579,230
2,611,153 (a) Reliance Strategic Investments Ltd 9,764,473
4,259,565 Samvardhana Motherson International Ltd 4,688,262
256,552 SBI Cards & Payment Services Ltd 2,364,647
400,781 (b) SBI Life Insurance Co Ltd 8,384,524
7,222 Shree Cement Ltd 2,531,624
1,275,757 Shriram Finance Ltd 9,137,091
83,207 Siemens India Ltd 2,864,923
25,347 Solar Industries India Ltd 4,096,308
391,354 (b) Sona Blw Precision Forgings Ltd 1,993,588
126,974 SRF Ltd 4,392,971
1,626,169 State Bank of India 14,733,807
881,202 Sun Pharmaceutical Industries Ltd 17,112,969
54,006 Sundaram Finance Ltd 2,872,572
55,011 Supreme Industries Ltd 2,689,088
8,966,457 (a) Suzlon Energy Ltd 6,255,799
98,126 Tata Communications Ltd 1,925,172
825,764 Tata Consultancy Services Ltd 28,477,662
559,178 Tata Consumer Products Ltd 6,828,190
30,651 Tata Elxsi Ltd 2,123,611
1,868,633 Tata Motors Ltd 14,124,367
1,497,866 Tata Power Co Ltd 6,765,877
6,815,753 Tata Steel Ltd 12,239,937
481,703 Tech Mahindra Ltd 7,991,480
35,255 Thermax Ltd 1,580,432
317,720 Titan Co Ltd 12,094,461
113,910 Torrent Pharmaceuticals Ltd 4,848,645

SHARES DESCRIPTION VALUE
INDIA (continued)
156,841 Torrent Power Ltd $ 2,329,017
165,838 Trent Ltd 9,459,448
94,504 Tube Investments of India Ltd 3,050,983
211,434 TVS Motor Co Ltd 6,734,466
105,739 Ultra Tech Cement Ltd 14,722,445
1,496,774 Union Bank of India 2,222,877
256,983 United Spirits Ltd 3,923,515
398,398 UPL Ltd 3,187,321
1,257,094 Varun Beverages Ltd 7,471,309
1,251,079 Vedanta Ltd 6,041,910
24,140,113 (a) Vodafone Idea Ltd 1,895,297
205,770 Voltas Ltd 3,105,751
2,315,011 Wipro Ltd 6,512,024
12,854,690 (a) Yes Bank Ltd 2,764,496
4,416,124 (a) Zomato Ltd 15,412,766
TOTAL INDIA 1,364,091,801
INDONESIA - 1.1%
10,969,354 Adaro Energy Indonesia Tbk PT 1,229,635
6,135,500 (a) Amman Mineral Internasional PT 3,127,368
18,586,754 Astra International Tbk PT 5,745,546
50,721,629 Bank Central Asia Tbk PT 25,421,450
14,094,318 Bank Negara Indonesia Persero Tbk PT 3,417,994
61,905,750 Bank Rakyat Indonesia 13,862,583
21,452,103 (a) Barito Pacific Tbk PT 3,413,600
8,043,000 Chandra Asri Pacific Tbk PT 4,521,886
6,419,100 Charoen Pokphand Indonesia Tbk PT 1,918,506
786,432,776 (a) GoTo Gojek Tokopedia Tbk PT 3,090,405
2,207,641 Indofood CBP Sukses Makmur Tbk PT 1,311,402
18,359,800 Kalbe Farma Tbk PT 1,587,944
33,741,478 PT Bank Mandiri Persero Tbk 9,185,469
4,235,370 PT Indofood Sukses Makmur Tbk 2,186,956
1,487,973 PT United Tractors Tbk 2,180,355
17,690,600 Sumber Alfaria Trijaya Tbk PT 2,486,443
44,146,183 Telkom Indonesia Persero Tbk PT 7,751,846
TOTAL INDONESIA 92,439,388
KOREA, REPUBLIC OF - 10.8%
36,575 (a) Alteogen, Inc 11,798,518
26,444 Amorepacific Corp 2,548,222
147,431 Celltrion, Inc 18,901,094
7,408 CJ CheilJedang Corp 1,333,924
48,496 Coway Co Ltd 3,782,477
47,215 Daewoo International Corp 1,650,785
99,360 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 7,987,363
42,077 Dongbu Insurance Co Ltd 3,867,486
49,570 Doosan Bobcat, Inc 1,965,109
409,812 (a) Doosan Heavy Industries and Construction Co Ltd 19,199,122
45,619 Ecopro BM Co Ltd 3,608,819
93,294 Ecopro Co Ltd 3,280,110
259,473 Hana Financial Group, Inc 15,863,942
21,252 Hanjin Kal Corp 1,662,552
67,727 Hankook Tire & Technology Co Ltd 2,160,302
39,619 Hanmi Semiconductor Co Ltd 2,569,718
67,608 Hanwha Systems Co Ltd 2,876,751
39,907 HD Hyundai Co Ltd 4,083,425
21,035 HD Hyundai Electric Co Ltd 7,485,559
19,965 HD Hyundai Heavy Industries Co Ltd 7,006,903
110,800 (a) HLB, Inc 3,821,083
237,666 HMM Co Ltd 3,995,822
20,606 HYBE Co Ltd 3,829,867
497,469 Hynix Semiconductor, Inc 96,417,357
34,317 Hyundai Glovis Co Ltd 3,625,011
38,733 Hyundai Heavy Industries 9,953,691

Emerging Markets Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
54,512 Hyundai Mobis $ 11,503,101
123,426 Hyundai Motor Co 18,776,461
32,969 Hyundai Motor Co Ltd (2nd Preference) 3,901,761
20,847 Hyundai Motor Co Ltd (Preference) 2,413,487
70,355 Hyundai Rotem Co Ltd 10,170,391
250,684 Industrial Bank of Korea 3,497,406
285,946 Kakao Corp 11,860,572
154,956 KakaoBank Corp 3,115,823
341,307 KB Financial Group, Inc 27,116,213
217,751 Kia Motors Corp 15,933,006
65,723 Korea Aerospace Industries Ltd 4,450,775
229,427 Korea Electric Power Corp 6,337,198
36,997 Korea Investment Holdings Co Ltd 3,787,531
3,871 Korea Zinc Co Ltd 2,219,176
164,193 Korean Air Lines Co Ltd 2,779,849
26,810 (a),(b) Krafton, Inc 6,312,568
89,181 KT&G Corp 8,358,383
45,481 LG Chem Ltd 9,778,636
79,904 LG Corp 4,536,527
263,913 LG Display Co Ltd 2,043,378
97,318 LG Electronics, Inc 5,386,479
42,812 (a) LG Energy Solution Ltd 11,703,257
8,690 LG Household & Health Care Ltd 1,969,816
13,411 LG Innotek Co Ltd 1,496,338
193,569 LG Telecom Ltd 2,037,623
13,453 LS Electric Co Ltd 2,969,248
74,345 Meritz Financial Group, Inc 6,174,173
204,405 Mirae Asset Daewoo Co Ltd 2,789,956
129,607 Naver Corp 21,812,224
20,789 Orion Corp/Republic of Korea 1,659,894
66,189 POSCO 14,555,573
33,430 POSCO Future M Co Ltd 3,400,809
16,306 (a),(b) Samsung Biologics Co Ltd 12,458,233
77,959 Samsung C&T Corp 9,405,349
49,866 Samsung Electro-Mechanics Co Ltd 5,298,126
4,315,462 Samsung Electronics Co Ltd 219,932,938
741,210 Samsung Electronics Co Ltd (Preference) 30,518,912
27,705 Samsung Fire & Marine Insurance Co Ltd 8,746,173
647,657 (a) Samsung Heavy Industries Co Ltd 8,840,142
73,452 Samsung Life Insurance Co Ltd 6,630,103
57,815 Samsung SDI Co Ltd 8,296,230
38,300 Samsung SDS Co Ltd 4,387,952
32,308 Samsung Techwin Co Ltd 23,050,212
3,707 Samyang Foods Co Ltd 3,830,570
391,400 Shinhan Financial Group Co Ltd 19,058,790
28,302 (a) SK Biopharmaceuticals Co Ltd 1,993,238
60,485 SK Innovation Co Ltd 4,679,805
84,456 (a) SK Square Co Ltd 9,096,784
48,327 SK Telecom Co Ltd 1,951,999
33,508 SK, Inc 4,863,082
18,120 SKC Co Ltd 1,303,899
41,250 S-Oil Corp 1,860,664
597,934 Woori Financial Group, Inc 10,609,249
126,346 Woori Investment & Securities Co Ltd 1,831,643
52,939 Yuhan Corp 4,457,725
TOTAL KOREA, REPUBLIC OF 883,224,462
KUWAIT - 0.8%
1,408,663 Boubyan Bank KSCP 3,243,859
1,804,013 Gulf Bank KSCP 1,992,888
10,135,588 Kuwait Finance House KSCP 26,689,289
585,117 Mabanee Co SAK 1,693,332
1,873,162 Mobile Telecommunications Co KSCP 3,251,837

SHARES DESCRIPTION VALUE
KUWAIT (continued)
7,517,848 National Bank of Kuwait SAKP $ 25,731,913
TOTAL KUWAIT 62,603,118
LUXEMBOURG - 0.0%
120,340 Reinet Investments S.C.A 3,478,159
TOTAL LUXEMBOURG 3,478,159
MALAYSIA - 1.2%
2,189,433 AMMB Holdings BHD 2,587,001
2,323,074 Axiata Group Bhd 1,467,072
7,209,352 Bumiputra-Commerce Holdings BHD 11,020,334
3,193,039 Digi.Com BHD 2,874,858
4,208,158 Gamuda BHD 5,079,229
2,164,875 Genting BHD 1,584,026
634,387 Hong Leong Bank BHD 2,820,225
2,120,670 IHH Healthcare Bhd 3,306,555
2,349,400 IOI Corp BHD 2,074,666
439,339 Kuala Lumpur Kepong BHD 2,016,942
4,984,349 Malayan Banking BHD 10,962,675
2,260,300 Maxis Bhd 1,818,640
1,231,800 MISC Bhd 2,151,251
3,042,587 (b) MR DIY Group M Bhd 1,172,946
71,200 Nestle Malaysia Bhd 1,468,430
2,637,100 Petronas Chemicals Group Bhd 2,386,551
320,600 Petronas Dagangan BHD 1,619,338
727,800 Petronas Gas BHD 3,068,193
559,259 PPB Group BHD 1,234,633
3,353,524 Press Metal Aluminium Holdings Bhd 4,188,233
13,191,915 Public Bank Bhd 12,992,301
1,481,275 QL Resources Bhd 1,476,065
1,569,014 RHB Capital BHD 2,252,619
2,368,965 Sime Darby BHD 903,065
1,866,565 Sime Darby Plantation Bhd 2,085,094
2,173,700 Sunway BHD 2,402,187
1,018,951 Telekom Malaysia BHD 1,608,688
2,340,258 Tenaga Nasional BHD 7,128,302
3,231,900 YTL Corp BHD 1,870,897
2,418,900 YTL Power International BHD 2,305,287
TOTAL MALAYSIA 99,926,303
MEXICO - 2.0%
3,339,000 Alfa S.A. de C.V. (Class A) 2,446,063
16,576,641 America Movil SAB de C.V. 14,964,230
462,357 Arca Continental SAB de C.V. 4,818,905
13,773,897 Cemex S.A. de C.V. 12,025,236
480,710 Coca-Cola Femsa SAB de C.V. 3,985,829
2,661,300 Fibra Uno Administracion S.A. de C.V. 3,790,571
1,576,977 Fomento Economico Mexicano S.A. de C.V. 14,236,679
153,780 Gruma SAB de C.V. 2,657,749
258,300 Grupo Aeroportuario del Centro Norte Sab de C.V. 3,426,155
352,295 (c) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 8,093,354
159,411 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,832,101
1,218,189 (c) Grupo Bimbo S.A. de C.V. (Series A) 3,534,782
523,752 (c) Grupo Carso S.A. de C.V. (Series A1) 3,734,978
255,200 (c) Grupo Comercial Chedraui S.a. DE C.V. 2,067,167
2,315,228 Grupo Financiero Banorte S.A. de C.V. 20,632,713
1,669,344 Grupo Financiero Inbursa S.A. 4,304,987
2,837,732 Grupo Mexico S.A. de C.V. (Series B) 17,763,465
179,604 (a) Industrias Penoles S.A. de C.V. 4,734,063
1,436,895 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,678,040
922,457 ProLogis Property Mexico S.A. de C.V. 3,467,343
171,920 Promotora y Operadora de Infraestructura SAB de C.V. 2,026,314
188,300 (c) Qualitas Controladora SAB de C.V. 1,705,430
80,600 Southern Copper Corp 7,589,296

Emerging Markets Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEXICO (continued)
4,775,689 Wal-Mart de Mexico SAB de C.V. $ 14,077,714
TOTAL MEXICO 163,593,164
PERU - 0.2%
147,622 Cia de Minas Buenaventura S.A. (ADR) (Series B) 2,511,050
61,414 Credicorp Ltd 14,555,118
TOTAL PERU 17,066,168
PHILIPPINES - 0.4%
231,103 Ayala Corp 2,337,475
6,203,393 Ayala Land, Inc 2,650,433
1,905,193 Bank of the Philippine Islands 3,860,520
2,180,617 BDO Unibank, Inc 5,323,158
936,823 International Container Term Services, Inc 7,193,313
453,330 Jollibee Foods Corp 1,683,867
271,441 Manila Electric Co 2,498,844
1,622,680 Metropolitan Bank & Trust 2,060,551
77,060 PLDT, Inc 1,740,345
202,965 SM Investments Corp 2,839,231
8,929,468 SM Prime Holdings 3,551,428
TOTAL PHILIPPINES 35,739,165
POLAND - 1.1%
637,085 (a),(b) Allegro.eu S.A. 6,249,423
542,578 (a) Bank Millennium S.A. 2,110,204
168,249 Bank Pekao S.A. 9,136,486
38,229 Bank Zachodni WBK S.A. 5,574,503
13,378 (a) BRE Bank S.A. 3,163,406
11,424 Budimex S.A. 1,709,671
48,241 (a) CCC S.A. 2,478,664
58,891 CD Projekt S.A. 3,933,319
443,650 (a),(b) Dino Polska S.A. 5,850,919
128,507 KGHM Polska Miedz S.A. 4,344,724
1,032 LPP S.A. 4,583,484
793,133 (a) PGE Polska Grupa Energetyczna S.A. 2,553,690
530,832 Polski Koncern Naftowy Orlen S.A. 11,820,826
796,825 Powszechna Kasa Oszczednosci Bank Polski S.A. 17,447,677
552,781 Powszechny Zaklad Ubezpieczen S.A. 9,265,150
299,585 (a) Zabka Group S.A. 1,655,078
TOTAL POLAND 91,877,224
QATAR - 0.8%
1,909,676 Barwa Real Estate Co 1,471,405
3,070,676 Commercial Bank PSQC 4,124,130
1,900,493 Dukhan Bank 1,907,801
1,366,191 Industries Qatar QSC 4,986,728
5,708,239 Masraf Al Rayan QSC 3,728,971
4,931,512 Mesaieed Petrochemical Holding Co 1,833,298
724,846 Ooredoo QPSC 2,678,727
386,003 Qatar Electricity & Water Co QSC 1,706,852
556,350 Qatar Fuel QSC 2,322,582
2,507,049 Qatar Gas Transport Co Ltd 3,311,976
889,319 Qatar International Islamic Bank QSC 2,716,658
1,630,905 Qatar Islamic Bank SAQ 10,987,723
4,200,430 Qatar National Bank QPSC 21,609,646
TOTAL QATAR 63,386,497
ROMANIA - 0.1%
539,977 NEPI Rockcastle NV 4,127,139
TOTAL ROMANIA 4,127,139
RUSSIA - 0.0%
35,937 (a),(c),(d) Ozon Holdings plc (ADR) 359
911,463 (a),(d) VTB Bank PJSC (GDR) Equiduct 9,115

SHARES DESCRIPTION VALUE
RUSSIA (continued)
281,650 (a),(d) VTB Bank PJSC (GDR) Tradegate $ 2,816
TOTAL RUSSIA 12,290
SAUDI ARABIA - 3.4%
143,745 (a) ACWA Power Co 8,430,567
311,079 Ades Holding Co 1,043,474
1,783,191 Al Rajhi Bank 44,961,500
35,830 (a) Al Rajhi Co for Co-operative Insurance 1,133,024
1,130,571 Alinma Bank 7,774,386
455,979 Almarai Co JSC 5,815,414
802,595 Arab National Bank 4,642,885
21,744 Arabian Internet & Communications Services Co 1,381,407
686,754 Bank AlBilad 4,754,954
564,181 (a) Bank Al-Jazira 1,884,509
1,105,603 Banque Saudi Fransi 5,051,196
73,102 Bupa Arabia for Cooperative Insurance Co 3,285,702
67,486 Co for Cooperative Insurance 2,413,638
32,898 Dallah Healthcare Co 1,191,595
469,674 (a) Dar Al Arkan Real Estate Development Co 2,389,156
78,628 Dr Sulaiman Al Habib Medical Services Group Co 5,491,848
22,149 Elm Co 5,366,177
340,437 Etihad Etisalat Co 5,554,303
515,608 (a) Jabal Omar Development Co 2,744,472
587,393 Jarir Marketing Co 2,010,558
87,382 Makkah Construction & Development Co 1,933,488
88,956 Mouwasat Medical Services Co 1,798,579
35,387 Nahdi Medical Co 1,167,900
1,353,611 Riyad Bank 10,156,824
213,134 SABIC Agri-Nutrients Co 6,760,513
325,926 Sahara International Petrochemical Co 1,553,412
32,100 SAL Saudi Logistics Services 1,471,645
1,217,844 (a) Saudi Arabian Mining Co 16,837,358
5,509,738 (b) Saudi Arabian Oil Co 35,651,586
46,871 Saudi Aramco Base Oil Co 1,300,612
903,343 Saudi Awwal Bank 7,786,740
812,796 Saudi Basic Industries Corp 11,841,673
752,197 Saudi Electricity Co 2,957,798
286,860 Saudi Industrial Investment Group 1,372,634
602,956 Saudi Investment Bank 2,310,370
807,731 (a) Saudi Kayan Petrochemical Co 982,434
2,691,375 Saudi National Bank 26,857,481
33,487 (a) Saudi Research & Media Group 1,639,529
41,465 Saudi Tadawul Group Holding Co 1,808,120
1,819,149 Saudi Telecom Co 20,362,979
246,271 Yanbu National Petrochemical Co 2,000,641
TOTAL SAUDI ARABIA 275,873,081
SOUTH AFRICA - 2.8%
786,809 Absa Group Ltd 7,766,453
193,626 Anglo American Platinum Ltd 8,695,726
335,855 Aspen Pharmacare Holdings Ltd 2,162,673
309,270 Bid Corp Ltd 7,775,786
298,156 Bidvest Group Ltd 3,878,649
79,034 Capitec Bank Holdings Ltd 15,320,613
214,875 Clicks Group Ltd 4,504,929
506,108 Discovery Ltd 6,001,577
4,552,408 FirstRand Ltd 19,332,064
810,141 Gold Fields Ltd 19,756,844
523,287 Harmony Gold Mining Co Ltd 7,006,512
833,099 Impala Platinum Holdings Ltd 7,873,968
66,547 (c) Kumba Iron Ore Ltd 1,100,407
1,566,290 MTN Group Ltd 13,164,705
149,774 Naspers Ltd 46,232,552
415,906 Nedbank Group Ltd 5,675,249

Emerging Markets Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOUTH AFRICA (continued)
4,149,346 Old Mutual Ltd $ 2,908,785
771,134 OUTsurance Group Ltd 3,270,163
3,178,084 (b) Pepkor Holdings Ltd 4,772,707
468,729 Remgro Ltd 4,270,477
1,648,270 Sanlam Ltd 7,929,974
531,939 Sasol Ltd 2,736,345
451,882 Shoprite Holdings Ltd 6,586,382
1,190,066 Standard Bank Group Ltd 15,313,142
574,474 (c) Vodacom Group Ltd 4,386,075
839,300 Woolworths Holdings Ltd 2,303,712
TOTAL SOUTH AFRICA 230,726,469
TAIWAN - 19.1%
461,344 Accton Technology Corp 13,625,420
2,590,380 Acer, Inc 2,767,462
438,665 Advantech Co Ltd 4,879,640
71,000 Alchip Technologies Ltd 9,076,425
3,018,011 ASE Technology Holding Co Ltd 14,635,497
2,136,512 Asia Cement Corp 2,888,070
297,000 Asia Vital Components Co Ltd 9,027,095
642,500 Asustek Computer, Inc 14,103,779
6,139,800 AU Optronics Corp 2,447,763
553,389 Catcher Technology Co Ltd 3,908,101
8,649,889 Cathay Financial Holding Co Ltd 17,531,907
1,389,151 Chailease Holding Co Ltd 5,363,028
5,771,730 Chang Hwa Commercial Bank 3,565,016
1,580,922 Cheng Shin Rubber Industry Co Ltd 2,114,774
2,752,035 China Airlines 1,885,798
14,574,522 China Development Financial Holding Corp 7,382,801
10,719,151 China Steel Corp 6,961,041
15,121,611 Chinatrust Financial Holding Co 20,778,554
3,468,763 Chunghwa Telecom Co Ltd 14,989,491
3,960,000 Compal Electronics, Inc 3,875,265
1,776,768 Delta Electronics, Inc 33,470,927
774,000 E Ink Holdings, Inc 5,270,330
13,250,430 E.Sun Financial Holding Co Ltd 14,171,247
184,316 Eclat Textile Co Ltd 2,465,472
270,000 Elite Material Co Ltd 9,897,283
57,000 eMemory Technology, Inc 3,858,589
2,429,803 Eva Airways Corp 3,063,738
973,192 Evergreen Marine Corp Taiwan Ltd 6,421,991
2,724,071 Far Eastern Textile Co Ltd 2,610,869
1,575,589 Far EasTone Telecommunications Co Ltd 4,297,260
444,014 Feng TAY Enterprise Co Ltd 1,755,913
10,207,322 First Financial Holding Co Ltd 10,083,142
3,254,173 Formosa Chemicals & Fibre Corp 3,125,194
3,710,813 Formosa Plastics Corp 5,278,606
142,230 Fortune Electric Co Ltd 3,130,340
7,470,932 Fubon Financial Holding Co Ltd 20,505,234
9,277,533 Fuhwa Financial Holdings Co Ltd 9,623,423
478,000 Gigabyte Technology Co Ltd 4,336,729
80,000 Global Unichip Corp 3,203,782
240,535 Globalwafers Co Ltd 2,730,315
11,388,002 Hon Hai Precision Industry Co, Ltd 66,966,912
275,540 Hotai Motor Co Ltd 5,068,730
8,305,726 Hua Nan Financial Holdings Co Ltd 7,958,464
7,131,488 InnoLux Display Corp 2,735,143
237,000 International Games System Co Ltd 6,197,001
2,421,340 Inventec Co Ltd 3,576,136
78,000 Jentech Precision Industrial Co Ltd 3,711,048
90,125 Largan Precision Co Ltd 7,068,787
1,935,778 Lite-On Technology Corp 7,653,089
75,000 Lotes Co Ltd 3,506,991

SHARES DESCRIPTION VALUE
TAIWAN (continued)
1,386,464 MediaTek, Inc $ 62,785,418
10,813,856 Mega Financial Holding Co Ltd 15,382,660
649,000 Micro-Star International Co Ltd 3,100,485
4,775,271 Nan Ya Plastics Corp 6,512,980
161,000 Nien Made Enterprise Co Ltd 2,298,228
517,474 Novatek Microelectronics Corp Ltd 8,177,991
1,790,000 Pegatron Corp 4,765,284
229,025 (a) PharmaEssentia Corp 3,781,014
1,997,512 Pou Chen Corp 1,878,479
542,000 President Chain Store Corp 4,644,658
2,478,000 Quanta Computer, Inc 23,080,484
450,085 Realtek Semiconductor Corp 8,606,013
1,406,975 Ruentex Development Co Ltd 1,404,481
3,590,599 Shanghai Commercial & Savings Bank Ltd 5,154,824
9,667,204 SinoPac Financial Holdings Co Ltd 7,976,496
1,096,522 Synnex Technology International Corp 2,430,085
2,341,616 (a),(e) Taishin Financial Holding Co Ltd 700,582
19,686,953 (e) Taishin Financial Holdings Co Ltd 10,744,847
6,183,372 Taiwan Business Bank 3,322,293
6,313,039 Taiwan Cement Corp 5,120,959
9,737,129 Taiwan Cooperative Financial Holding Co Ltd 8,264,373
1,770,561 Taiwan High Speed Rail Corp 1,613,598
1,615,861 Taiwan Mobile Co Ltd 5,696,394
22,452,183 Taiwan Semiconductor Manufacturing Co Ltd 864,392,263
1,211,000 Unimicron Technology Corp 5,497,085
4,416,908 Uni-President Enterprises Corp 11,657,383
10,345,103 United Microelectronics Corp 14,334,928
937,385 Vanguard International Semiconductor Corp 2,905,061
67,000 Voltronic Power Technology Corp 2,631,729
648,460 Wan Hai Lines Ltd 1,917,764
2,749,000 Wistron Corp 11,188,047
102,000 Wiwynn Corp 9,309,187
1,406,660 WPG Holdings Ltd 3,116,825
372,414 Yageo Corp 6,543,924
1,605,000 Yang Ming Marine Transport 3,256,084
602,127 Zhen Ding Technology Holding Ltd 2,511,271
TOTAL TAIWAN 1,562,253,789
THAILAND - 1.1%
923,700 Advanced Info Service PCL 8,206,845
3,613,856 Airports of Thailand PCL 4,516,126
9,910,799 Bangkok Dusit Medical Services PCL 6,434,132
494,800 Bumrungrad Hospital PCL 2,573,370
1,608,099 Central Pattana PCL 2,558,787
3,372,580 Charoen Pokphand Foods PCL 2,352,099
4,901,830 CP ALL plc 7,087,254
1,688,776 CP AXTRA PCL 1,062,150
2,813,200 Delta Electronics Thailand PCL 12,452,562
3,901,402 (a) Gulf Development PCL 5,608,802
4,127,826 Home Product Center PCL 899,974
465,700 Kasikornbank PCL (Foreign) 2,302,811
2,777,498 Krung Thai Bank PCL 1,827,301
2,786,178 Minor International PCL 2,118,932
1,321,141 PTT Exploration & Production PCL 5,086,033
3,009,522 PTT Oil & Retail Business PCL 1,274,151
9,139,832 PTT PCL 9,229,329
758,401 SCB X PCL 2,924,068
662,860 Siam Cement PCL 4,070,790
19,649,400 TMB Bank PCL (Foreign) 1,159,069
8,462,481 (a) True Corp PCL 2,684,873
TOTAL THAILAND 86,429,458
TURKEY - 0.5%
2,819,334 Akbank TAS 4,674,337

Emerging Markets Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TURKEY (continued)
1,217,199 Aselsan Elektronik Sanayi Ve Ticaret AS $ 5,598,227
407,948 BIM Birlesik Magazalar AS 5,331,143
754,698 Coca-Cola Icecek AS 941,914
3,072,603 Eregli Demir ve Celik Fabrikalari TAS 2,014,989
650,050 Ford Otomotiv Sanayi AS 1,521,564
1,120,243 Haci Omer Sabanci Holding AS 2,624,607
725,372 KOC Holding AS 3,195,538
240,452 (a) Pegasus Hava Tasimaciligi AS. 1,489,361
9,819,736 (a) Sasa Polyester Sanayi AS 753,533
507,889 Turk Hava Yollari AO 3,595,669
1,071,700 Turkcell Iletisim Hizmet AS 2,456,967
7,684,978 Turkiye Is Bankasi (Series C) 2,797,646
906,877 Turkiye Petrol Rafinerileri AS 3,767,741
1,241,629 Turkiye Sise ve Cam Fabrikalari AS 1,121,475
3,048,373 Yapi ve Kredi Bankasi 2,521,072
TOTAL TURKEY 44,405,783
UNITED ARAB EMIRATES - 1.7%
2,635,299 Abu Dhabi Commercial Bank PJSC 11,661,447
1,301,484 Abu Dhabi Islamic Bank PJSC 8,545,480
2,932,415 Abu Dhabi National Oil Co for Distribution PJSC 2,961,914
2,879,550 ADNOC Drilling Co PJSC 4,578,367
5,494,011 Adnoc Gas plc 4,977,277
3,478,598 Aldar Properties PJSC 8,989,168
2,856,678 Americana Restaurants International plc 1,672,141
5,368,398 Dubai Electricity & Water Authority PJSC 4,042,124
2,696,214 Dubai Islamic Bank PJSC 7,312,298
932,914 Emaar Development PJSC 3,807,167
6,058,437 Emaar Properties PJSC 25,089,808
1,730,622 Emirates NBD Bank PJSC 12,603,732
3,165,377 Emirates Telecommunications Group Co PJSC 16,322,196
4,012,962 First Abu Dhabi Bank PJSC 19,631,796
3,338,344 (a) Multiply Group PJSC 2,494,083
1,743,024 Salik Co PJSC 3,033,583
TOTAL UNITED ARAB EMIRATES 137,722,581
UNITED KINGDOM - 0.3%
457,840 AngloGold Ashanti UK Ltd 20,818,278
TOTAL UNITED KINGDOM 20,818,278
UNITED STATES - 0.1%
358,432 (a) JBS NV 4,946,362
64,260 (a) Legend Biotech Corp (ADR) 2,510,637
TOTAL UNITED STATES 7,456,999
TOTAL COMMON STOCKS
(Cost $5,651,539,759) 8,093,809,589
SHARES DESCRIPTION VALUE
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
CHINA - 0.0%
14,914 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 21
TOTAL CHINA 21
MALAYSIA - 0.0%
646,380 (d) YTL Corp Bhd 12/31/99 135,035
483,780 (d) YTL Power International Bhd 12/31/99 168,444
TOTAL MALAYSIA 303,479
TOTAL RIGHTS/WARRANTS
(Cost $0) 303,500
TOTAL LONG-TERM INVESTMENTS
(Cost $5,651,539,759) 8,094,113,089

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
5,832,180 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (g) $ 5,832,180
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,832,180) 5,832,180
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0.5%
$ 5,000,000 Federal Farm Credit Discount Notes 0 .000 09/08/25 4,977,087
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 08/15/25 4,991,167
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 08/29/25 9,965,844
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/10/25 4,975,913
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/17/25 9,943,600
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 10/10/25 4,958,140
TOTAL GOVERNMENT AGENCY DEBT 39,811,751
REPURCHASE AGREEMENT - 0.9%
76,431,000 (h) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 76,431,000
TOTAL REPURCHASE AGREEMENT 76,431,000
TREASURY DEBT - 0.1%
10,000,000 United States Treasury Bill 0 .000 09/11/25 9,951,170
TOTAL TREASURY DEBT 9,951,170
TOTAL SHORT-TERM INVESTMENTS
(Cost $126,198,527) 126,193,921
TOTAL INVESTMENTS - 100.7%
(Cost $5,783,570,466) 8,226,139,190
OTHER ASSETS & LIABILITIES, NET - (0.7)% (60,704,458)
NET ASSETS - 100.0% $ 8,165,434,732
ADR American Depositary Receipt
GDR Global Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $480,184,731 or 5.8% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $62,976,688.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) When-issued or delayed delivery security.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $76,440,257 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 9/15/27, valued at $77,959,767.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE US MSCI Emerging Markets EM Index Futures 1,828 09/19/25  $ 114,620,407 $ 113,180,620 $ (1,439,787)

Emerging Markets Equity Index

Portfolio of Investments July 31, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Equity Index
Long-Term Investments
:
Common stocks $930,051,015 $7,163,743,297 $15,277 $8,093,809,589
Rights/Warrants — — 303,500 303,500
Investments purchased with collateral from securities lending 5,832,180 — — 5,832,180
Short-Term Investments
:
Government agency debt — 39,811,751 — 39,811,751
Repurchase agreement — 76,431,000 — 76,431,000
Treasury debt — 9,951,170 — 9,951,170
Investments in Derivatives
:
Futures contracts* (1,439,787) — — (1,439,787)
Total $934,443,408 $7,289,937,218 $318,777 $8,224,699,403
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments July 31, 2025
International Equity Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
COMMON STOCKS - 98.5%
AUSTRALIA - 6.9%
2,212,883 APA Group $ 11,901,739
924,300 Aristocrat Leisure Ltd 41,387,266
4,955,417 Australia & New Zealand Banking Group Ltd 97,242,611
315,518 Australian Stock Exchange Ltd 14,142,810
8,440,388 BHP Billiton Ltd 213,163,802
749,184 BlueScope Steel Ltd 11,357,847
2,283,097 Brambles Ltd 34,930,110
616,725 carsales.com Ltd 15,010,791
108,160 Cochlear Ltd 22,081,188
2,204,197 Coles Group Ltd 29,346,602
2,785,131 Commonwealth Bank of Australia 316,194,583
872,842 Computershare Ltd 23,496,384
3,442,227 Evolution Mining Ltd 15,578,553
2,768,322 Fortescue Metals Group Ltd 31,321,503
17,008,934 Glencore plc 68,262,319
3,383,062 Goodman Group 75,640,080
3,936,824 Insurance Australia Group Ltd 22,099,035
3,575,191 Lottery Corp Ltd 12,400,121
597,685 Macquarie Group Ltd 82,770,650
4,671,970 Medibank Pvt Ltd 15,269,883
5,094,550 National Australia Bank Ltd 126,429,632
2,237,499 Northern Star Resources Ltd 22,230,284
2,817,376 Origin Energy Ltd 21,067,805
96,380 Pro Medicus Ltd 19,792,074
1,297,158 Qantas Airways Ltd 8,996,227
2,525,210 QBE Insurance Group Ltd 37,459,511
84,931 (a) REA Group Ltd 12,937,619
357,157 Reece Ltd 3,092,467
615,476 Rio Tinto Ltd 43,771,372
1,875,824 Rio Tinto plc 111,722,921
5,365,221 Santos Ltd 26,997,182
8,581,236 Scentre Group 20,536,947
328,281 SGH Ltd 10,737,194
8,027,263 Sigma Healthcare Ltd 14,827,282
790,998 Sonic Healthcare Ltd 13,968,107
7,651,760 South32 Ltd 14,309,093
4,149,257 Stockland Trust Group 14,710,300
1,802,885 Suncorp-Metway Ltd 24,167,245
6,606,457 Telstra Corp Ltd 21,055,311
5,172,444 Transurban Group 45,775,210
6,383,233 Vicinity Ltd 10,050,393
391,698 (a) Washington H Soul Pattinson & Co Ltd 10,176,335
1,885,601 Wesfarmers Ltd 103,141,426
5,694,884 Westpac Banking Corp 122,953,272
338,530 WiseTech Global Ltd 25,640,314
3,173,436 Woodside Energy Group Ltd 53,702,080
2,035,035 Woolworths Ltd 41,083,486
TOTAL AUSTRALIA 2,134,928,966
AUSTRIA - 0.2%
509,122 Erste Bank der Oesterreichischen Sparkassen AG. 46,556,084
740,172 (b) Mondi plc 10,005,818
250,609 OMV AG. 12,763,108
116,330 Verbund AG. 8,661,871
TOTAL AUSTRIA 77,986,881
BELGIUM - 0.8%
240,563 Ageas S.A. 16,356,424
1,647,857 Anheuser-Busch InBev S.A. 94,739,670
36,264 Dieteren S.A. 7,163,337

International Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BELGIUM (continued)
79,882 Elia Group S.A. $ 9,216,242
143,973 Groupe Bruxelles Lambert S.A. 12,036,148
377,556 KBC Groep NV 39,380,556
643 Lotus Bakeries NV 5,436,188
24,115 Sofina S.A. 7,384,542
123,058 Syensqo S.A. 9,753,062
208,776 UCB S.A. 44,856,533
TOTAL BELGIUM 246,322,702
BRAZIL - 0.0%
276,128 Yara International ASA 10,207,663
TOTAL BRAZIL 10,207,663
CHILE - 0.1%
645,165 Antofagasta plc 15,910,804
TOTAL CHILE 15,910,804
CHINA - 0.6%
6,104,584 BOC Hong Kong Holdings Ltd 27,411,135
2,178,511 Prosus NV 124,449,050
2,320,711 SITC International Holdings Co Ltd 7,523,834
1,882,042 (a) Wharf Holdings Ltd 5,358,425
3,276,550 Wilmar International Ltd 7,416,000
4,616,400 Yangzijiang Shipbuilding Holdings Ltd 9,054,736
TOTAL CHINA 181,213,180
DENMARK - 1.9%
4,903 AP Moller - Maersk AS (Class A) 9,620,515
6,918 AP Moller - Maersk AS (Class B) 13,661,398
156,803 Carlsberg AS (Class B) 19,548,190
206,453 Coloplast A.S. 18,855,768
1,149,603 Danske Bank AS 45,606,444
155,506 (b) Demant A.S. 5,891,748
341,889 DSV AS 76,612,163
107,203 (b) Genmab AS 23,080,530
5,357,339 Novo Nordisk A.S. 249,158,941
587,584 Novozymes A.S. 38,015,223
275,815 Orsted AS 12,999,574
136,062 Pandora A.S. 22,463,234
160,481 ROCKWOOL A.S. 7,032,376
550,196 Tryg A.S. 13,271,781
1,679,643 Vestas Wind Systems A.S. 30,667,072
TOTAL DENMARK 586,484,957
FINLAND - 1.0%
245,384 Elisa Oyj (Series A) 12,625,661
733,312 Fortum Oyj 13,453,138
478,268 Kesko Oyj (B Shares) 10,402,049
560,968 Kone Oyj (Class B) 34,448,170
1,056,607 Metso Outotec Oyj 13,270,228
697,898 Neste Oil Oyj 11,014,660
8,851,705 Nokia Oyj 36,073,755
5,173,235 Nordea Bank AB publ 75,486,715
177,111 Orion Oyj (Class B) 14,179,282
4,061,940 Sampo Oyj 43,599,525
978,137 Stora Enso Oyj (R Shares) 10,064,522
885,738 UPM-Kymmene Oyj 22,956,347
844,089 Wartsila Oyj (B Shares) 23,320,829
TOTAL FINLAND 320,894,881
FRANCE - 9.4%
328,161 Accor S.A. 16,632,470
56,976 Aeroports de Paris 6,915,430
963,592 Air Liquide 189,573,661
988,542 Airbus SE 198,751,372
588,079 Alstom RGPT 13,794,171
100,934 (c) Amundi S.A. 7,459,068
94,928 Arkema 6,455,233

SHARES DESCRIPTION VALUE
FRANCE (continued)
2,951,181 AXA S.A. $ 143,336,317
67,791 BioMerieux 9,699,825
1,693,643 BNP Paribas S.A. 154,423,368
1,148,728 Bollore SE 6,625,931
305,140 Bouygues S.A. 12,564,601
532,916 Bureau Veritas S.A. 16,411,735
270,296 Cap Gemini S.A. 40,240,669
941,845 Carrefour S.A. 13,497,585
1,106,295 Cie Generale des Etablissements Michelin S.C.A 39,358,070
749,584 Compagnie de Saint-Gobain 85,990,102
1,759,533 Credit Agricole S.A. 32,383,348
1,074,869 Danone 87,963,852
31,749 Dassault Aviation S.A. 9,885,274
1,122,527 Dassault Systemes SE 36,876,383
420,648 Edenred 12,012,900
115,504 Eiffage S.A. 15,504,725
3,046,866 Engie S.A. 68,488,109
494,514 Essilor International S.A. 147,045,889
69,889 Eurazeo 4,101,071
91,850 Fonciere Des Regions 5,946,535
77,851 Gecina S.A. 7,650,622
511,121 Getlink S.E. 9,269,643
52,682 Hermes International 128,833,191
59,257 Ipsen 6,982,376
123,335 Kering 30,284,325
355,640 Klepierre 13,575,463
180,935 La Francaise des Jeux SAEM 5,643,693
431,915 Legrand S.A. 63,796,745
400,059 L'Oreal S.A. 177,019,286
457,506 LVMH Moet Hennessy Louis Vuitton S.A. 245,594,603
3,088,618 Orange S. A. 46,981,158
335,113 Pernod-Ricard S.A. 34,439,126
383,343 Publicis Groupe S.A. 35,030,533
314,329 Renault S.A. 11,630,417
368,187 Rexel S.A. 11,128,242
598,995 Safran S.A. 197,519,309
48,245 Sartorius Stedim Biotech 9,640,817
1,199,864 Societe Generale 76,585,525
144,949 Sodexho Alliance S.A. 8,620,617
88,882 Teleperformance 8,665,205
156,414 Thales S.A. 42,074,373
3,400,461 Total S.A. 202,209,989
206,177 Unibail-Rodamco-Westfield 19,986,647
1,024,285 Veolia Environnement 34,712,044
823,456 Vinci S.A. 114,385,255
TOTAL FRANCE 2,924,196,898
GERMANY - 10.1%
282,747 Adidas-Salomon AG. 54,041,102
642,604 Allianz AG. 253,942,726
1,470,476 BASF SE 72,067,110
1,641,742 Bayer AG. 51,061,001
513,445 Bayerische Motoren Werke AG. 48,855,002
58,667 Bayerische Motoren Werke AG. (Preference) 5,128,985
163,422 Beiersdorf AG. 20,307,164
202,776 Brenntag SE 12,580,042
1,473,937 Commerzbank AG. 53,748,320
186,862 Continental AG. 15,959,989
306,806 (b) Covestro AG. 20,797,535
102,988 CTS Eventim AG. 11,629,855
1,200,062 Daimler AG. (Registered) 67,947,808
783,131 Daimler Truck Holding AG. 38,095,610
3,083,694 Deutsche Bank AG. (Registered) 101,566,162

International Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
GERMANY (continued)
310,506 Deutsche Boerse AG. $ 89,856,471
1,045,002 Deutsche Lufthansa AG. 8,960,716
1,581,389 Deutsche Post AG. 70,855,251
5,803,199 Deutsche Telekom AG. 208,136,941
181,459 Dr ING hc F Porsche AG. 9,201,144
3,706,581 E.ON AG. 67,620,021
443,408 Evonik Industries AG. 8,805,224
375,458 Fresenius Medical Care AG. 19,043,761
706,062 Fresenius SE 33,700,784
238,503 GEA Group AG. 17,131,727
100,924 Hannover Rueckversicherung AG. 30,614,625
221,651 HeidelbergCement AG. 51,133,664
174,449 Henkel KGaA 12,405,122
282,608 Henkel KGaA (Preference) 21,777,517
2,171,563 Infineon Technologies AG. 85,305,753
122,756 Knorr-Bremse AG. 12,251,716
124,403 LEG Immobilien SE 9,874,299
216,551 Merck KGaA 27,065,490
89,519 MTU Aero Engines Holding AG. 38,614,756
222,464 Muenchener Rueckver AG. 145,640,640
98,846 Nemetschek SE 14,727,368
248,937 Porsche AG. 9,990,857
8,384 Rational AG. 6,472,004
74,344 Rheinmetall AG. 147,163,654
1,060,666 RWE AG. 43,514,015
1,737,084 SAP AG. 496,728,760
42,516 Sartorius AG. 9,053,856
124,928 (c) Scout24 SE 16,695,579
1,264,195 Siemens AG. 321,994,414
1,131,820 (b) Siemens Energy AG. 131,040,605
568,160 (c) Siemens Healthineers AG. 30,602,589
215,950 Symrise AG. 19,575,272
107,641 Talanx AG. 14,267,496
345,761 Volkswagen AG. (Preference) 36,154,742
1,278,611 Vonovia SE 39,682,418
389,462 (b),(c) Zalando SE 11,355,951
TOTAL GERMANY 3,144,743,613
HONG KONG - 2.0%
17,786,738 AIA Group Ltd 165,846,491
3,137,003 CK Asset Holdings Ltd 14,374,370
1,105,655 CK Infrastructure Holdings Ltd 7,787,115
2,748,079 CLP Holdings Ltd 23,852,707
105,938 Futu Holdings Ltd (ADR) 16,280,552
1,285,557 Hang Seng Bank Ltd 18,726,319
2,357,425 Henderson Land Development Co Ltd 8,249,279
6,198,638 HKT Trust & HKT Ltd 9,760,235
18,258,387 Hong Kong & China Gas Ltd 16,296,764
2,377,640 Hong Kong Electric Holdings Ltd 15,654,612
2,002,297 Hong Kong Exchanges and Clearing Ltd 108,361,903
1,828,029 Hongkong Land Holdings Ltd 11,059,575
270,994 Jardine Matheson Holdings Ltd 14,715,341
4,344,513 Link REIT 24,206,559
2,610,440 MTR Corp 9,390,454
4,355,779 Prudential plc 55,258,182
5,429,739 Sino Land Co 6,258,855
2,393,680 Sun Hung Kai Properties Ltd 28,430,852
570,938 Swire Pacific Ltd (Class A) 5,160,899
2,461,036 Techtronic Industries Co 29,428,203
13,875,524 (c) WH Group Ltd 13,891,314

SHARES DESCRIPTION VALUE
HONG KONG (continued)
2,678,566 Wharf Real Estate Investment Co Ltd $ 8,503,945
TOTAL HONG KONG 611,494,526
IRELAND - 0.4%
307,794 AerCap Holdings NV 33,010,907
3,471,233 AIB Group plc 27,383,341
1,668,889 Bank of Ireland Group plc 22,379,750
277,415 Kerry Group plc (Class A) 25,624,813
259,995 Kingspan Group plc 21,577,473
TOTAL IRELAND 129,976,284
ISRAEL - 0.8%
73,420 Azrieli Group Ltd 7,213,452
2,059,352 Bank Hapoalim Ltd 38,619,172
2,464,208 Bank Leumi Le-Israel 45,584,831
142,596 (b) Check Point Software Technologies 26,551,375
44,361 Elbit Systems Ltd 20,465,164
1,351,959 Israel Chemicals Ltd 8,422,580
2,083,831 Israel Discount Bank Ltd 19,928,780
267,552 Mizrahi Tefahot Bank Ltd 16,527,711
103,220 (b) Nice Systems Ltd 16,113,789
1,896,380 (b) Teva Pharmaceutical Industries Ltd (ADR) 29,299,071
91,732 (b) Wix.com Ltd 12,478,304
TOTAL ISRAEL 241,204,229
ITALY - 3.2%
1,430,252 Assicurazioni Generali S.p.A. 53,356,650
364,808 Banca Mediolanum S.p.A 6,434,768
1,925,473 Banco BPM S.p.A. 24,555,843
2,432,857 BPER Banca 23,940,569
366,614 Coca-Cola HBC AG. 19,053,732
995,522 (a) Davide Campari-Milano NV 6,856,982
40,995 DiaSorin S.p.A. 4,007,876
13,527,596 Enel S.p.A. 119,290,191
3,640,254 ENI S.p.A. 62,129,427
209,607 Ferrari NV 91,914,196
1,036,170 FinecoBank Banca Fineco S.p.A 22,064,220
453,064 (a) Infrastrutture Wireless Italiane S.p.A 5,356,256
25,205,558 Intesa Sanpaolo S.p.A. 151,870,023
671,180 Leonardo S.p.A. 36,178,698
851,364 Mediobanca S.p.A. 18,743,927
381,645 Moncler S.p.A 20,354,112
823,300 (a),(c) Nexi S.p.A 4,701,235
743,810 (c) Poste Italiane S.p.A 16,069,946
467,879 Prysmian S.p.A. 37,366,418
194,738 Recordati S.p.A. 11,168,941
1,416,444 Ryanair Holdings plc 41,647,260
3,292,316 Snam Rete Gas S.p.A. 19,079,837
16,346,961 (a),(b) Telecom Italia S.p.A. 7,511,960
2,333,658 Terna Rete Elettrica Nazionale S.p.A. 22,580,346
2,332,847 UniCredit S.p.A 171,636,338
592,487 Unipol Gruppo S.p.A 11,883,927
TOTAL ITALY 1,009,753,678
JAPAN - 21.3%
1,274,172 Advantest Corp 84,731,283
1,244,717 Aeon Co Ltd 39,759,782
898,740 Aisin Seiki Co Ltd 12,420,594
1,506,576 Ajinomoto Co, Inc 39,858,614
250,352 All Nippon Airways Co Ltd 4,642,166
2,391,442 Asahi Breweries Ltd 30,338,022
323,512 Asahi Glass Co Ltd 9,735,987
2,064,193 Asahi Kasei Corp 14,362,147
1,091,700 Asics Corp 25,665,089
2,977,220 Astellas Pharma, Inc 30,869,663
978,281 Bandai Namco Holdings, Inc 31,634,592

International Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
944,760 Bridgestone Corp $ 38,215,700
1,537,718 (a) Canon, Inc 43,675,252
568,010 Capcom Co Ltd 14,459,111
1,282,875 Central Japan Railway Co 29,906,611
923,868 Chiba Bank Ltd 8,611,101
1,107,217 Chubu Electric Power Co, Inc 13,542,089
1,126,332 Chugai Pharmaceutical Co Ltd 53,992,898
1,681,168 Concordia Financial Group Ltd 11,148,209
662,370 Dai Nippon Printing Co Ltd 10,200,140
554,339 Daifuku Co Ltd 14,033,752
5,843,780 Dai-ichi Life Holdings, Inc 46,237,054
2,871,079 Daiichi Sankyo Co Ltd 70,433,080
435,907 Daikin Industries Ltd 53,597,274
96,212 Daito Trust Construction Co Ltd 9,849,959
925,829 Daiwa House Industry Co Ltd 30,608,750
2,211,489 Daiwa Securities Group, Inc 15,396,059
3,164,888 Denso Corp 42,939,360
336,264 (a) Dentsu, Inc 6,631,325
152,465 Disco Corp 45,057,443
640,726 Don Quijote Co Ltd 21,436,283
1,493,969 East Japan Railway Co 32,021,976
451,767 Eisai Co Ltd 12,669,968
4,593,028 ENEOS Holdings, Inc 24,107,116
1,566,157 Fanuc Ltd 43,597,035
317,573 Fast Retailing Co Ltd 96,869,196
228,427 Fuji Electric Holdings Co Ltd 11,356,976
960,632 Fuji Heavy Industries Ltd 17,671,605
1,866,298 FUJIFILM Holdings Corp 38,711,171
425,000 Fujikura Ltd 28,850,032
2,936,210 Fujitsu Ltd 63,962,155
385,722 Hankyu Hanshin Holdings, Inc 10,052,550
28,560 Hikari Tsushin, Inc 7,678,603
7,619,610 (b) Hitachi Ltd 233,164,969
7,059,014 Honda Motor Co Ltd 73,081,287
180,984 Hoshizaki Corp 6,197,394
576,107 (b) Hoya Corp 72,683,204
759,481 (a) Hulic Co Ltd 7,243,704
1,307,230 Idemitsu Kosan Co Ltd 8,403,673
1,441,972 Inpex Holdings, Inc 20,531,880
247,400 Ishikawajima-Harima Heavy Industries Co Ltd 27,549,653
918,898 Isuzu Motors Ltd 11,776,605
1,977,369 Itochu Corp 103,718,138
248,761 Japan Airlines Co Ltd 4,939,768
2,961,371 Japan Post Bank Co Ltd 33,052,732
2,902,835 Japan Post Holdings Co Ltd 26,882,187
308,475 Japan Post Insurance Co Ltd 7,898,380
1,979,173 Japan Tobacco, Inc 56,524,426
962,520 JFE Holdings, Inc 11,139,300
688,309 Kajima Corp 17,242,589
1,594,826 Kansai Electric Power Co, Inc 19,148,181
770,091 Kao Corp 34,651,356
609,954 Kawasaki Kisen Kaisha Ltd 8,616,753
5,119,914 KDDI Corp 84,025,989
323,554 Keyence Corp 117,039,612
1,104,865 Kikkoman Corp 9,706,194
1,310,372 Kirin Brewery Co Ltd 17,267,643
256,621 Kobe Bussan Co Ltd 6,833,640
1,501,650 Komatsu Ltd 48,379,982
167,502 Konami Corp 22,739,856
1,656,344 Kubota Corp 18,574,650
2,090,020 Kyocera Corp 24,671,362
386,824 Kyowa Hakko Kogyo Co Ltd 6,602,934

SHARES DESCRIPTION VALUE
JAPAN (continued)
132,329 Lasertec Corp $ 13,331,972
775,199 M3, Inc 9,534,013
385,776 Makita Corp 11,942,899
2,324,653 Marubeni Corp 47,594,328
574,602 Matsumotokiyoshi Holdings Co Ltd 11,799,267
400,124 MEIJI Holdings Co Ltd 8,090,898
628,977 Minebea Co Ltd 9,899,074
2,218,508 Mitsubishi Chemical Holdings Corp 12,083,707
5,687,882 Mitsubishi Corp 112,184,235
3,180,882 Mitsubishi Electric Corp 71,545,149
1,765,085 Mitsubishi Estate Co Ltd 33,046,653
5,329,860 Mitsubishi Heavy Industries Ltd 127,257,854
19,072,988 Mitsubishi UFJ Financial Group, Inc 262,878,580
1,440,744 Mitsubishi UFJ Lease & Finance Co Ltd 10,649,445
4,108,996 Mitsui & Co Ltd 83,645,349
4,387,237 Mitsui Fudosan Co Ltd 39,214,438
585,483 (a) Mitsui OSK Lines Ltd 19,679,423
2,125,187 Mitsui Sumitomo Insurance Group Holdings, Inc 45,406,881
3,972,169 Mizuho Financial Group, Inc 116,510,304
434,527 MonotaRO Co Ltd 7,737,586
2,790,441 Murata Manufacturing Co Ltd 41,533,140
2,032,800 NEC Corp 58,373,626
554,148 Nexon Co Ltd 10,139,824
1,398,134 Nidec Corp 26,824,987
1,835,655 Nintendo Co Ltd 153,421,991
13,201 Nippon Building Fund, Inc 12,109,641
1,601,591 Nippon Paint Co Ltd 13,577,547
1,598,247 Nippon Steel Corp 30,779,062
50,255,586 Nippon Telegraph & Telephone Corp 50,751,176
739,847 Nippon Yusen Kabushiki Kaisha 25,946,265
3,822,668 (a) Nissan Motor Co Ltd 8,105,201
331,487 Nissin Food Products Co Ltd 6,287,683
137,211 Nitori Co Ltd 11,619,952
1,164,435 Nitto Denko Corp 24,096,701
5,013,870 Nomura Holdings, Inc 33,123,107
621,330 Nomura Research Institute Ltd 24,586,286
460,000 NTT Data Corp 11,995,865
1,071,785 Obayashi Corp 15,782,310
543,725 Obic Co Ltd 19,358,008
1,898,347 Olympus Corp 22,679,640
289,132 Omron Corp 7,452,306
616,782 Ono Pharmaceutical Co Ltd 6,897,331
65,378 Oracle Corp Japan 7,070,266
1,803,492 Oriental Land Co Ltd 37,134,841
1,892,150 ORIX Corp 42,503,446
623,048 Osaka Gas Co Ltd 15,763,944
1,635,838 Osaka Securities Exchange Co Ltd 15,986,026
357,074 Otsuka Corp 6,765,538
745,826 Otsuka Holdings Co Ltd 35,508,552
3,850,615 Panasonic Corp 36,424,193
2,470,478 (b) Rakuten, Inc 12,499,909
2,340,615 Recruit Holdings Co Ltd 138,871,305
2,803,912 Renesas Electronics Corp 34,104,131
3,482,269 Resona Holdings, Inc 31,702,582
895,360 Ricoh Co Ltd 7,850,954
290,900 Sanrio Co Ltd 11,936,250
448,328 SBI Holdings, Inc 16,654,428
140,900 SCREEN Holdings Co Ltd 10,991,595
686,038 Secom Co Ltd 24,637,831
642,555 Sekisui Chemical Co Ltd 11,145,194
995,560 (a) Sekisui House Ltd 20,883,684
3,654,088 Seven & I Holdings Co Ltd 48,172,547

International Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
565,187 SG Holdings Co Ltd $ 6,270,416
386,966 Shimadzu Corp 8,566,140
129,364 Shimano, Inc 14,151,889
3,005,526 Shin-Etsu Chemical Co Ltd 86,489,732
1,250,447 Shionogi & Co Ltd 20,912,871
690,418 Shiseido Co Ltd 11,223,106
95,532 SMC Corp 33,242,596
47,327,350 SoftBank Corp 68,380,251
1,593,646 Softbank Group Corp 121,689,109
1,486,285 Sompo Holdings, Inc 43,826,127
10,229,565 Sony Corp 246,054,794
250,112 Sumisho Computer Systems Corp 7,782,210
1,780,639 Sumitomo Corp 45,512,693
1,187,565 Sumitomo Electric Industries Ltd 29,469,054
418,202 Sumitomo Metal Mining Co Ltd 9,198,477
6,139,791 Sumitomo Mitsui Financial Group, Inc 154,886,074
1,066,884 Sumitomo Mitsui Trust Holdings, Inc 27,968,107
507,985 Sumitomo Realty & Development Co Ltd 18,556,269
253,923 Suntory Beverage & Food Ltd 7,667,388
2,637,104 Suzuki Motor Corp 28,975,372
833,972 Sysmex Corp 13,548,585
806,947 T&D Holdings, Inc 19,704,611
250,862 Taisei Corp 15,000,012
284,114 Taiyo Nippon Sanso Corp 10,055,797
2,626,711 Takeda Pharmaceutical Co Ltd 72,155,180
3,258,710 TDK Corp 39,700,635
2,187,962 Terumo Corp 37,101,857
343,515 TIS, Inc 10,958,787
191,332 Toho Co Ltd 12,071,748
3,057,864 Tokio Marine Holdings, Inc 122,782,081
745,490 Tokyo Electron Ltd 118,517,018
565,733 Tokyo Gas Co Ltd 18,945,605
491,800 (a) Tokyo Metro Co Ltd 5,299,312
868,470 Tokyu Corp 9,776,119
418,412 Toppan Printing Co Ltd 11,275,461
2,250,256 Toray Industries, Inc 15,391,426
274,862 Toyota Industries Corp 29,391,702
15,765,027 Toyota Motor Corp 280,422,021
1,056,107 Toyota Tsusho Corp 24,204,215
216,044 (b) Trend Micro, Inc 13,174,021
1,820,494 Uni-Charm Corp 12,592,624
756,856 West Japan Railway Co 16,570,773
469,602 Yakult Honsha Co Ltd 7,554,739
1,506,606 Yamaha Motor Co Ltd 10,897,011
393,147 Yokogawa Electric Corp 10,478,971
4,671,321 Z Holdings Corp 17,074,447
161,627 Zensho Co Ltd 8,505,368
668,031 ZOZO, Inc 6,613,085
TOTAL JAPAN 6,628,492,619
KOREA, REPUBLIC OF - 0.0%
325,583 (b),(c) Delivery Hero SE 9,716,843
TOTAL KOREA, REPUBLIC OF 9,716,843
LUXEMBOURG - 0.1%
781,685 ArcelorMittal S.A. 24,369,944
346,942 CVC Capital Partners plc 6,652,896
192,662 Eurofins Scientific SE 14,754,710
TOTAL LUXEMBOURG 45,777,550
MACAU - 0.1%
3,573,463 Galaxy Entertainment Group Ltd 17,426,574

SHARES DESCRIPTION VALUE
MACAU (continued)
4,238,389 Sands China Ltd $ 10,260,154
TOTAL MACAU 27,686,728
NETHERLANDS - 4.0%
759,773 (c) ABN AMRO Bank NV 21,963,847
41,990 (b),(c) Adyen NV 72,019,173
2,281,217 Aegon NV 16,302,780
289,087 Akzo Nobel NV 18,155,064
10,149 (b) Argenx SE 6,816,364
91,498 (b) Argenx SE 61,452,720
77,311 ASM International NV 37,422,927
655,219 ASML Holding NV 454,114,540
240,923 ASR Nederland NV 16,003,048
135,367 BE Semiconductor Industries NV 18,289,663
129,284 (c) Euronext NV 20,839,144
144,211 EXOR NV 13,898,538
220,368 Heineken Holding NV 14,872,876
472,990 Heineken NV 37,125,768
101,113 IMCD NV 11,083,065
5,236,811 ING Groep NV 122,046,118
289,282 JDE Peet's NV 8,578,678
1,513,947 Koninklijke Ahold Delhaize NV 59,795,455
6,436,982 Koninklijke KPN NV 28,757,205
1,396,815 Koninklijke Philips Electronics NV 36,478,286
448,370 NN Group NV 30,191,262
175,911 Randstad Holdings NV 8,360,950
1,818,683 Universal Music Group NV 52,317,857
393,978 Wolters Kluwer NV 61,365,586
TOTAL NETHERLANDS 1,228,250,914
NEW ZEALAND - 0.3%
2,798,611 Auckland International Airport Ltd 12,414,420
1,377,506 Contact Energy Ltd 7,382,548
979,056 Fisher & Paykel Healthcare Corp 21,224,833
1,517,808 Infratil Ltd 10,363,748
2,126,666 Meridian Energy Ltd 7,141,066
269,686 (b) Xero Ltd 31,057,190
TOTAL NEW ZEALAND 89,583,805
NORWAY - 0.6%
525,532 Aker BP ASA 12,642,520
1,469,682 DNB Bank ASA 37,182,562
1,421,668 Equinor ASA 36,519,195
349,161 Gjensidige Forsikring ASA 9,184,197
730,682 (b) Kongsberg Gruppen ASA 21,835,064
774,800 Mowi ASA 14,432,575
2,400,277 Norsk Hydro ASA 14,226,419
1,142,741 Orkla ASA 12,017,095
107,117 Salmar ASA 4,351,528
1,002,520 Telenor ASA 15,379,557
TOTAL NORWAY 177,770,712
POLAND - 0.0%
395,975 (b) InPost S.A. 5,687,267
TOTAL POLAND 5,687,267
PORTUGAL - 0.2%
5,325,355 Energias de Portugal S.A. 23,018,103
702,666 Galp Energia SGPS S.A. 13,417,572
473,276 Jeronimo Martins SGPS S.A. 11,537,362
TOTAL PORTUGAL 47,973,037
SINGAPORE - 1.8%
6,315,082 Ascendas REIT 13,521,391
3,735,699 Capitaland Investment Ltd 7,956,300
9,656,002 CapitaMall Trust 16,303,777
3,543,198 DBS Group Holdings Ltd 130,051,202
8,901,901 Genting Singapore Ltd 5,021,415

International Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SINGAPORE (continued)
3,902,377 (b) Grab Holdings Ltd $ 19,082,624
2,499,821 Keppel Corp Ltd 16,240,929
5,608,087 Oversea-Chinese Banking Corp 72,676,087
636,026 (b) Sea Ltd (ADR) 99,633,473
1,442,327 SembCorp Industries Ltd 8,576,203
2,526,368 (a) Singapore Airlines Ltd 13,195,632
1,452,687 Singapore Exchange Ltd 17,812,270
2,560,487 Singapore Technologies Engineering Ltd 17,225,112
12,276,633 Singapore Telecommunications Ltd 36,586,172
1,119,454 STMicroelectronics NV 28,449,737
2,085,423 United Overseas Bank Ltd 57,938,759
TOTAL SINGAPORE 560,271,083
SOUTH AFRICA - 0.2%
1,852,180 Anglo American plc 52,116,812
TOTAL SOUTH AFRICA 52,116,812
SPAIN - 3.3%
42,528 (a) Acciona S.A. 8,156,651
305,003 ACS Actividades de Construccion y Servicios S.A. 21,049,726
1,236,260 (c) Aena SME S.A. 33,290,144
744,078 Amadeus IT Holding S.A. 59,744,814
9,588,853 Banco Bilbao Vizcaya Argentaria S.A. 159,925,344
9,088,795 Banco de Sabadell S.A. 33,545,837
25,209,274 Banco Santander S.A. 216,567,374
1,098,242 Bankinter S.A. 15,676,550
6,561,113 CaixaBank S.A. 61,728,954
828,227 (c) Cellnex Telecom S.A. 29,227,732
483,083 EDP Renovaveis S.A. 5,671,736
526,409 Endesa S.A. 15,228,700
522,232 (a),(b) Grifols S.A. 7,781,324
10,560,675 Iberdrola S.A. 185,617,770
1,816,721 Industria de Diseno Textil S.A. 86,779,356
666,011 Redeia Corp S.A. 12,911,278
1,904,971 Repsol YPF S.A. 28,882,697
6,168,575 (a) Telefonica S.A. 31,834,737
TOTAL SPAIN 1,013,620,724
SWEDEN - 3.0%
442,276 AddTech AB 14,868,515
475,820 Alfa Laval AB 20,673,238
1,671,275 Assa Abloy AB 55,302,877
4,461,151 Atlas Copco AB 67,936,120
2,553,109 Atlas Copco AB 34,551,613
639,786 (a) Beijer Ref AB 10,740,021
476,379 Boliden AB 14,581,591
654,681 Epiroc AB 11,735,804
1,070,709 Epiroc AB 21,792,303
627,811 (a) EQT AB 20,984,017
4,654,173 Ericsson (LM) (B Shares) 33,805,961
1,013,060 Essity AB 24,979,537
251,788 (c) Evolution AB 22,399,325
1,167,881 (b) Fastighets AB Balder 7,885,640
928,421 (a) Hennes & Mauritz AB (B Shares) 12,507,353
3,409,990 Hexagon AB 37,469,239
133,273 Holmen AB 4,953,306
267,970 Industrivarden AB 9,896,040
207,894 Industrivarden AB 7,691,647
438,237 Indutrade AB 10,642,322
245,097 Investment AB Latour 6,257,127
2,855,696 Investor AB 82,756,695
128,966 L E Lundbergforetagen AB 6,290,592
382,290 Lifco AB 13,617,581
2,558,836 Nibe Industrier AB 11,807,519
536,158 Saab AB 29,163,765

SHARES DESCRIPTION VALUE
SWEDEN (continued)
386,202 Sagax AB $ 8,174,207
1,784,963 Sandvik AB 43,552,487
790,555 Securitas AB (B Shares) 11,732,891
2,631,611 Skandinaviska Enskilda Banken AB (Class A) 46,033,524
584,286 Skanska AB (B Shares) 13,629,342
575,383 SKF AB (B Shares) 13,402,073
997,497 Svenska Cellulosa AB (B Shares) 12,509,757
2,460,351 Svenska Handelsbanken AB 29,977,842
1,415,355 Swedbank AB (A Shares) 37,688,109
316,797 (b) Swedish Orphan Biovitrum AB 8,710,805
930,415 Tele2 AB (B Shares) 14,379,667
4,097,016 (a) TeliaSonera AB 14,469,473
326,468 Trelleborg AB (B Shares) 11,862,144
2,618,974 Volvo AB (B Shares) 75,216,373
TOTAL SWEDEN 936,628,442
SWITZERLAND - 4.9%
2,630,271 ABB Ltd 171,751,671
69,730 Baloise Holding AG. 16,711,833
48,222 Banque Cantonale Vaudoise 5,580,456
6,121 (a) Barry Callebaut AG. 7,454,144
36,066 BKW AG. 8,052,547
176 Chocoladefabriken Lindt & Spruengli AG. 25,735,116
894,110 Cie Financiere Richemont S.A. 145,986,865
306,423 DSM-Firmenich AG. 29,440,955
153,484 Dufry Group 7,978,642
11,705 EMS-Chemie Holding AG. 9,209,389
217,672 Galderma Group AG. 33,547,197
55,878 Geberit AG. 42,808,045
15,365 Givaudan S.A. 64,231,030
60,379 Helvetia Holding AG. 14,520,030
344,534 Julius Baer Group Ltd 23,312,640
80,246 Kuehne & Nagel International AG. 16,360,465
1,562 Lindt & Spruengli AG. 22,977,910
255,906 Logitech International S.A. 23,729,357
120,088 Lonza Group AG. 83,697,599
37,876 Partners Group 50,916,574
690,146 Sandoz Group AG. 39,468,684
66,821 Schindler Holding AG. 24,164,873
39,138 Schindler Holding AG. (Registered) 13,726,842
270,987 SGS S.A. 27,535,900
495,366 SIG Group AG. 8,014,413
251,108 Sika AG. 59,256,345
85,163 Sonova Holdings AG 23,182,046
184,383 Straumann Holding AG. 22,465,198
47,539 (a) Swatch Group AG. 8,407,615
47,433 Swiss Life Holding 49,130,985
132,951 Swiss Prime Site AG. 18,388,281
42,558 Swisscom AG. 29,570,759
90,096 Temenos Group AG. 8,058,604
5,470,306 UBS Group AG 203,298,493
44,931 (c) VAT Group AG. 15,734,325
243,548 Zurich Insurance Group AG 166,125,598
TOTAL SWITZERLAND 1,520,531,426
UNITED ARAB EMIRATES - 0.0%
121,704 (b),(d) NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 11.5%
1,619,550 3i Group plc 88,495,641
432,655 Admiral Group plc 19,502,564
713,282 Ashtead Group plc 47,655,307
549,799 Associated British Foods plc 15,919,697
2,580,418 AstraZeneca plc 376,461,399

International Equity Index

Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
1,476,899 (c) Auto Trader Group plc $ 16,304,655
5,033,504 Aviva plc 43,006,275
5,012,037 BAE Systems plc 119,590,290
23,793,839 Barclays plc 116,304,717
2,310,927 Barratt Developments plc 11,380,044
3,295,621 British American Tobacco plc 176,570,561
10,062,408 BT Group plc 27,480,803
544,991 Bunzl plc 16,173,948
8,546,564 Centrica plc 18,578,116
4,515,343 CK Hutchison Holdings Ltd 29,390,373
384,186 Coca-Cola Europacific Partners plc 37,235,307
2,824,249 Compass Group plc 99,242,590
227,777 Croda International plc 7,839,550
165,807 DCC plc 10,384,663
3,702,758 Diageo plc 89,745,765
1,005,553 Entain plc 13,503,288
628,811 Halma plc 26,905,877
272,401 Hikma Pharmaceuticals plc 7,040,816
29,402,862 HSBC Holdings plc 358,214,208
1,296,340 Imperial Tobacco Group plc 50,530,530
2,141,880 Informa plc 24,492,479
249,277 InterContinental Hotels Group plc 28,676,857
2,022,850 International Consolidated Airlines Group S.A. 10,141,088
263,133 Intertek Group plc 17,108,902
2,955,530 J Sainsbury plc 11,817,959
4,291,494 JD Sports Fashion plc 4,817,143
2,963,954 Kingfisher plc 10,539,238
1,146,722 Land Securities Group plc 8,720,751
9,655,172 Legal & General Group plc 32,664,075
100,032,591 Lloyds TSB Group plc 102,578,181
793,258 London Stock Exchange Group plc 96,694,158
3,778,635 M&G plc 13,005,664
3,516,738 Marks & Spencer Group plc 16,150,932
2,085,723 Melrose Industries plc 14,082,031
8,148,478 National Grid plc 114,502,977
13,436,165 NatWest Group plc 93,268,157
192,551 Next plc 31,255,067
974,817 Pearson plc 13,784,840
1,166,606 Phoenix Group Holdings plc 10,202,051
1,134,293 Reckitt Benckiser Group plc 85,010,451
3,077,554 RELX plc 159,913,015
4,306,676 Rentokil Initial plc 21,483,613
14,101,648 Rolls-Royce Holdings plc 200,144,277
1,648,183 Sage Group plc 26,464,292
1,150,850 Schroders plc 5,915,539
1,842,796 Scottish & Southern Energy plc 45,171,037
2,126,242 Segro plc 18,121,390
439,420 Severn Trent plc 15,409,277
1,403,946 Smith & Nephew plc 21,456,430
559,716 Smiths Group plc 17,337,858
125,072 Spirax-Sarco Engineering plc 10,452,098
3,343,694 Standard Chartered plc 59,942,265
11,184,324 Tesco plc 62,838,237
4,162,934 Unilever plc 241,535,294
1,131,518 United Utilities Group plc 16,891,131
33,270,580 Vodafone Group plc 36,071,853
290,722 Whitbread plc 11,678,530
1,139,125 (b) Wise plc 15,217,547
1,747,541 WPP plc 9,461,863
TOTAL UNITED KINGDOM 3,558,475,531
UNITED STATES - 9.8%
825,288 Alcon, Inc 72,351,324

SHARES DESCRIPTION VALUE
UNITED STATES (continued)
868,910 (b) Amrize Ltd $ 43,924,216
26,631,578 BP plc 142,752,712
805,567 CSL Ltd 139,350,367
79,321 (b) CyberArk Software Ltd 32,638,212
1,531,373 Experian Group Ltd 80,689,158
848,862 Ferrovial SE 43,515,140
6,846,786 GSK plc 125,939,655
15,106,218 Haleon plc 70,858,256
866,076 Holcim Ltd 69,069,491
984,986 (b) James Hardie Industries plc 25,853,349
69,087 (b) Monday.com Ltd 18,120,829
4,359,374 Nestle S.A. 380,909,300
3,163,000 Novartis AG. 360,224,722
363,068 QIAGEN NV 18,002,966
53,129 Roche Holding AG. 17,656,629
1,168,678 Roche Holding AG. 364,712,882
1,847,119 Sanofi-Aventis 165,817,033
909,658 Schneider Electric S.A. 235,413,323
9,959,288 Shell plc 357,868,116
255,317 (b) Spotify Technology S.A. 159,966,313
3,356,660 Stellantis NV 29,622,871
502,084 Swiss Re AG. 89,873,717
712,302 Tenaris S.A. 12,440,474
TOTAL UNITED STATES 3,057,571,055
TOTAL COMMON STOCKS
(Cost $21,588,421,911) 30,595,473,810
TOTAL LONG-TERM INVESTMENTS
(Cost $21,588,421,911) 30,595,473,810
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
62,256,914 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (f) 62,256,914
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $62,256,914) 62,256,914
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.8%
$ 20,000,000 Federal Farm Credit Discount Notes 0 .000 09/08/25 19,908,350
25,000,000 Federal Farm Credit Discount Notes 0 .000 09/11/25 24,876,625
20,000,000 Federal Farm Credit Discount Notes 0 .000 09/16/25 19,889,550
10,300,000 Federal Home Loan Bank Discount Notes 0 .000 08/15/25 10,281,803
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 08/29/25 9,965,844
7,500,000 Federal Home Loan Bank Discount Notes 0 .000 09/10/25 7,463,869
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/12/25 9,949,475
15,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/17/25 14,915,400
34,370,000 Federal Home Loan Bank Discount Notes 0 .000 10/10/25 34,082,252
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 10/14/25 9,911,562
20,350,000 Federal Home Loan Bank Discount Notes 0 .000 10/15/25 20,167,630
17,000,000 Federal Home Loan Bank Discount Notes 0 .000 10/17/25 16,843,643
24,795,000 Federal Home Loan Bank Discount Notes 0 .000 10/22/25 24,552,329
15,000,000 Federal Home Loan Bank Discount Notes 0 .000 11/12/25 14,818,217

International Equity Index

Portfolio of Investments July 31, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY DEBT (continued)
$ 12,500,000 Federal Home Loan Bank Discount Notes 0 .000% 01/06/26 $ 12,272,266
TOTAL GOVERNMENT AGENCY DEBT 249,898,815
REPURCHASE AGREEMENT - 0.1%
32,421,000 (g) Fixed Income Clearing Corporation (FICC) 4 .360 08/01/25 32,421,000
TOTAL REPURCHASE AGREEMENT 32,421,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $282,347,076) 282,319,815
TOTAL INVESTMENTS - 99.6%
(Cost $21,933,025,901) 30,940,050,539
OTHER ASSETS & LIABILITIES, NET - 0.4% 125,287,465
NET ASSETS - 100.0% $ 31,065,338,004
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $149,565,072.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $342,270,871 or 1.1% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation (FICC), 4.360% dated 7/31/25 to be repurchased at $32,424,927 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $33,069,504.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 2,782 09/19/25  $ 368,362,116 $ 363,523,940 $ (4,838,176)

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
International Equity Index
Long-Term Investments
:
Common stocks $633,321,099 $29,962,152,711 $—** $30,595,473,810
Investments purchased with collateral from securities lending 62,256,914 — — 62,256,914
Short-Term Investments
:
Government agency debt — 249,898,815 — 249,898,815
Repurchase agreement — 32,421,000 — 32,421,000
Investments in Derivatives
:
Futures contracts* (4,838,176) — — (4,838,176)
Total $690,739,837 $30,244,472,526 $— $30,935,212,363
1 1 1 1 1
** Value equals zero as of the end of the reporting period.
* Represents net unrealized appreciation (depreciation).

Emerging Markets Debt
Portfolio of Investments July 31, 2025

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.4%
BANK LOAN OBLIGATIONS - 0.7%
PUERTO RICO - 0.7%
$ 1,840,000 (a) Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%) 7 .456% 10/15/29 $ 1,840,138
2,000,000 (a) Coral-US Co-Borrower, LLC, Term Loan B7, (TSFR3M + 3.250%) 7 .568 01/30/32 1,997,140
TOTAL PUERTO RICO 3,837,278
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,821,609) 3,837,278
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.8%
BRAZIL - 0.0%
79,524 (b) Oi S.A. 7,385
TOTAL BRAZIL 7,385
MEXICO - 0.8%
265,589 (b) Grupo Aeromexico SAB de C.V. 4,223,520
TOTAL MEXICO 4,223,520
TOTAL COMMON STOCKS
(Cost $5,051,962) 4,230,905
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 44.7%
ANGOLA - 0.1%
650,000 (c) Azule Energy Finance PLC 8 .125 01/23/30 654,829
TOTAL ANGOLA 654,829
ARGENTINA - 1.2%
1,625,000 (c) Arcor SAIC 7 .600 07/31/33 1,620,938
2,000,000 (c) Pampa Energia S.A. 7 .875 12/16/34 2,012,000
500,000 (c) YPF S.A. 6 .950 07/21/27 499,916
2,000,000 (c) YPF S.A. 8 .250 01/17/34 2,017,980
TOTAL ARGENTINA 6,150,834
AUSTRALIA - 0.3%
725,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 693,336
925,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 869,243
TOTAL AUSTRALIA 1,562,579
BRAZIL - 3.9%
1,082,000 (c) Ambipar Lux Sarl 9 .875 02/06/31 980,931
1,500,000 (c),(d) Banco Bradesco S.A. 6 .500 01/22/30 1,565,250
2,225,000 (c) Caixa Economica Federal 5 .625 05/13/30 2,227,225
2,200,000 (c) Embraer Netherlands Finance BV 7 .000 07/28/30 2,357,397
600,000 (c) Itau Unibanco Holding S.A. 6 .000 02/27/30 615,000
2,250,000 (c),(e),(f) Itau Unibanco Holding S.A. 7 .562 N/A 2,254,862
725,000 (c) LD Celulose International GmbH 7 .950 01/26/32 757,987
1,600,000 (c) Minerva Luxembourg S.A. 8 .875 09/13/33 1,741,939
200,306 (c) Oi S.A., 10 .000 06/30/27 141,042
1,500,000 Petrobras Global Finance BV 6 .900 03/19/49 1,421,282
1,800,000 (c) Raizen Fuels Finance S.A. 5 .700 01/17/35 1,683,000
1,031,000 (c) Rio Oil Finance Trust 8 .200 04/06/28 1,059,090
2,000,000 (c) Rumo Luxembourg Sarl 4 .200 01/18/32 1,817,600
1,880,000 Vale Overseas Ltd 6 .400 06/28/54 1,846,228
TOTAL BRAZIL 20,468,833
CHILE - 3.6%
800,000 (c) AES Andes S.A. 6 .250 03/14/32 813,293
1,075,000 (c) AES Andes S.A. 8 .150 06/10/55 1,125,559
2,371,311 (c) Alfa Desarrollo S.p.A 4 .550 09/27/51 1,785,521
2,100,000 (c),(e),(f) Banco de Credito e Inversiones S.A. 7 .500 N/A 2,152,500
1,600,000 (c),(e),(f) Banco del Estado de Chile 7 .950 N/A 1,698,238
900,000 (c) Celulosa Arauco y Constitucion S.A. 6 .180 05/05/32 921,150
1,500,000 (c) Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 1,247,282
2,250,000 (c) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 1,978,717

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHILE (continued)
$ 850,000 (c) Corp Nacional del Cobre de Chile 6 .440% 01/26/36 $ 890,790
2,150,000 (c) Corp Nacional del Cobre de Chile 4 .375 02/05/49 1,609,168
1,500,000 (c) Embotelladora Andina S.A. 3 .950 01/21/50 1,113,750
2,000,000 (c) Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,167,500
1,000,000 (c) Empresa Nacional del Petroleo 3 .450 09/16/31 891,633
1,500,000 (c) Latam Airlines Group S.A. 7 .625 01/07/31 1,547,250
TOTAL CHILE 18,942,351
CHINA - 0.3%
1,500,000 (c),(d) Lenovo Group Ltd 3 .421 11/02/30 1,397,013
TOTAL CHINA 1,397,013
COLOMBIA - 2.5%
1,143,000 (c),(f) Banco Davivienda S.A. 8 .125 07/02/35 1,162,991
1,000,000 (f) Bancolombia S.A. 8 .625 12/24/34 1,063,687
2,075,000 Ecopetrol S.A. 4 .625 11/02/31 1,791,519
1,000,000 Ecopetrol S.A. 8 .875 01/13/33 1,048,768
2,000,000 Ecopetrol S.A. 5 .875 11/02/51 1,365,413
2,000,000 (c) Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,849,456
1,000,000 (c) Empresas Publicas de Medellin ESP 4 .375 02/15/31 897,154
1,050,000 (c) Gran Tierra Energy, Inc 9 .500 10/15/29 876,981
2,075,000 (c) Grupo Aval Ltd 4 .375 02/04/30 1,905,439
1,000,000 (c) Grupo Nutresa S.A. 8 .000 05/12/30 1,055,000
TOTAL COLOMBIA 13,016,408
COSTA RICA - 0.7%
1,592,084 (c) Autopistas del Sol S.A. 7 .375 12/30/30 1,576,163
1,800,000 (c) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,917,000
TOTAL COSTA RICA 3,493,163
DOMINICAN REPUBLIC - 0.7%
2,100,000 (c) Aeropuertos Dominicanos Siglo XXI S.A. 7 .000 06/30/34 2,166,990
1,500,000 (c) AES Andres BV 5 .700 05/04/28 1,438,920
TOTAL DOMINICAN REPUBLIC 3,605,910
EL SALVADOR - 0.3%
1,500,000 (c),(d) Comision Ejecutiva Hidroelectrica del Rio Lempa 8 .650 01/24/33 1,513,500
TOTAL EL SALVADOR 1,513,500
GHANA - 0.6%
1,100,000 (c) Kosmos Energy Ltd 7 .500 03/01/28 944,389
1,075,000 (c),(d) Kosmos Energy Ltd 8 .750 10/01/31 828,630
1,522,000 (c) Tullow Oil plc 10 .250 05/15/26 1,365,995
TOTAL GHANA 3,139,014
GUATEMALA - 0.7%
500,000 (c) CT Trust 5 .125 02/03/32 470,219
1,650,000 (c) Investment Energy Resources Ltd 6 .250 04/26/29 1,619,991
1,550,000 (c) Millicom International Cellular S.A. 7 .375 04/02/32 1,592,267
TOTAL GUATEMALA 3,682,477
INDIA - 3.3%
2,100,000 (c),(d) Adani Ports & Special Economic Zone Ltd 4 .375 07/03/29 1,995,971
1,800,000 (c) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,539,253
735,704 (c) Azure Power Energy Ltd 3 .575 08/19/26 715,693
1,687,875 (c) Continuum Green Energy India Pvt 7 .500 06/26/33 1,739,919
2,050,000 (c) IRB Infrastructure Developers Ltd 7 .110 03/11/32 2,065,084
2,225,000 (c) Muthoot Finance Ltd 6 .375 04/23/29 2,226,734
2,500,000 (c),(e) Network i2i Ltd 3 .975 N/A 2,471,900
2,700,000 (c) ReNew Wind Energy AP2 4 .500 07/14/28 2,556,794
2,100,000 (c),(d) Shriram Finance Ltd 6 .150 04/03/28 2,113,448
TOTAL INDIA 17,424,796
INDONESIA - 2.5%
2,000,000 (e) Bank Negara Indonesia Persero Tbk PT 4 .300 N/A 1,927,325
1,085,000 (c) Freeport Indonesia PT 5 .315 04/14/32 1,092,695
1,800,000 (c) Indika Energy Tbk PT 8 .750 05/07/29 1,739,777
1,500,000 (c) Medco Laurel Tree Pte Ltd 6 .950 11/12/28 1,501,354
1,500,000 (c) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,567,713
1,250,000 (c) Pertamina Persero PT 4 .700 07/30/49 1,030,889

Emerging Markets Debt

Portfolio of Investments July 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDONESIA (continued)
$ 1,000,000 (c) Perusahaan Listrik Negara PT 5 .250% 10/24/42 $ 897,416
2,000,000 (c) Perusahaan Listrik Negara PT 6 .150 05/21/48 1,982,743
1,480,950 (c) Sorik Marapi Geothermal Power PT 7 .750 08/05/31 1,495,761
TOTAL INDONESIA 13,235,673
ISRAEL - 1.0%
2,000,000 (c),(f) Bank Hapoalim BM 3 .255 01/21/32 1,938,126
1,641,000 (c) Energean Israel Finance Ltd 5 .375 03/30/28 1,576,304
485,000 (c) Energean Israel Finance Ltd 8 .500 09/30/33 502,142
1,600,000 (c) Leviathan Bond Ltd 6 .750 06/30/30 1,579,200
TOTAL ISRAEL 5,595,772
JAMAICA - 0.8%
1,400,000 (c) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 1,406,370
2,650,000 (c) Montego Bay Airport Revenue Finance Ltd 6 .600 06/15/35 2,649,125
TOTAL JAMAICA 4,055,495
KAZAKHSTAN - 0.9%
1,300,000 (c) Development Bank of Kazakhstan JSC 5 .500 04/15/27 1,315,873
1,550,000 (c) KazMunayGas National Co JSC 6 .375 10/24/48 1,451,336
2,225,000 (c) QazaqGaz NC JSC 4 .375 09/26/27 2,189,395
TOTAL KAZAKHSTAN 4,956,604
MACAU - 0.4%
200,000 (c) MGM China Holdings Ltd 7 .125 06/26/31 208,283
2,000,000 Sands China Ltd 3 .250 08/08/31 1,786,567
TOTAL MACAU 1,994,850
MALAYSIA - 0.5%
1,320,000 (c) Petronas Capital Ltd 5 .340 04/03/35 1,340,159
1,300,000 (c) Petronas Capital Ltd 5 .848 04/03/55 1,310,435
TOTAL MALAYSIA 2,650,594
MAURITIUS - 0.2%
1,000,000 (c) WLB Asset VI Pte Ltd 7 .250 12/21/27 1,036,980
TOTAL MAURITIUS 1,036,980
MEXICO - 6.8%
1,600,000 (c),(e),(f) Banco Mercantil del Norte S.A. 8 .375 N/A 1,634,496
850,000 (c) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 864,875
1,500,000 (c) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 1,441,194
2,000,000 (c),(f) BBVA Bancomer S.A. 5 .125 01/18/33 1,929,793
1,100,000 (c),(f) BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico 7 .625 02/11/35 1,130,079
1,700,000 (c),(e) Cemex SAB de C.V. 7 .200 N/A 1,735,615
360,000 (c) Comision Federal de Electricidad 6 .125 06/16/45 318,600
1,640,000 (c) Comision Federal de Electricidad 6 .264 02/15/52 1,431,602
1,600,000 (c),(g) Eagle Funding Luxco Sarl 5 .500 08/17/30 1,607,200
1,981,015 (c) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 2,026,380
375,000 (c) Gruma SAB de C.V. 5 .390 12/09/34 377,812
775,000 (c) Gruma SAB de C.V. 5 .761 12/09/54 744,000
2,100,000 (c) Grupo Aeromexico SAB de C.V. 8 .625 11/15/31 2,047,500
2,500,000 (c) Mexico Remittances Funding Fiduciary Estate Management Sarl 12 .500 10/15/31 2,518,500
2,200,000 (c) Nemak SAB de C.V. 3 .625 06/28/31 1,863,626
960,000 (c) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 979,081
3,947,000 Petroleos Mexicanos 6 .840 01/23/30 3,884,080
5,619,000 Petroleos Mexicanos 6 .700 02/16/32 5,356,022
2,000,000 Petroleos Mexicanos 5 .625 01/23/46 1,420,752
2,075,000 Petroleos Mexicanos 6 .350 02/12/48 1,591,719
1,500,000 Petroleos Mexicanos 6 .950 01/28/60 1,157,835
TOTAL MEXICO 36,060,761
MOROCCO - 0.7%
1,200,000 (c) OCP S.A. 6 .700 03/01/36 1,214,353

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MOROCCO (continued)
$ 3,000,000 (c) OCP S.A. 5 .125% 06/23/51 $ 2,303,364
TOTAL MOROCCO 3,517,717
NETHERLANDS - 0.3%
1,600,000 (c) Veon Midco BV 9 .000 07/15/29 1,638,816
TOTAL NETHERLANDS 1,638,816
NIGERIA - 0.5%
1,000,000 (c) IHS Holding Ltd 6 .250 11/29/28 983,263
1,900,000 (c) IHS Holding Ltd 7 .875 05/29/30 1,924,189
TOTAL NIGERIA 2,907,452
PANAMA - 1.0%
2,000,000 (c) Aeropuerto Internacional de Tocumen S.A. 5 .125 08/11/61 1,435,300
2,000,000 (c) Banco Nacional de Panama 2 .500 08/11/30 1,702,912
1,000,000 (c) Empresa de Transmision Electrica S.A. 5 .125 05/02/49 727,500
200,000 (c) Sable International Finance Ltd 7 .125 10/15/32 200,008
1,378,884 (c) UEP Penonome II S.A. 6 .500 10/01/38 1,220,504
TOTAL PANAMA 5,286,224
PERU - 1.7%
1,050,000 (c) Banco BBVA Peru S.A. 6 .200 06/07/34 1,085,910
1,500,000 (c) Banco Internacional del Peru SAA Interbank 6 .397 04/30/35 1,535,250
1,000,000 (c) Cia de Minas Buenaventura SAA 6 .800 02/04/32 1,021,350
1,200,000 (c) Hunt Oil Co of Peru LLC Sucursal Del Peru 7 .750 11/05/38 1,270,290
759,561 (c) Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 718,450
1,400,000 (c) Niagara Energy SAC 5 .746 10/03/34 1,402,144
2,750,000 (c) Petroleos del Peru S.A. 5 .625 06/19/47 1,844,517
TOTAL PERU 8,877,911
SAUDI ARABIA - 0.7%
2,500,000 (c) EIG Pearl Holdings Sarl 4 .387 11/30/46 1,979,875
1,250,000 (c) Saudi Arabian Oil Co 4 .375 04/16/49 990,962
1,500,000 (c) Saudi Arabian Oil Co 3 .250 11/24/50 959,793
TOTAL SAUDI ARABIA 3,930,630
SOUTH AFRICA - 2.4%
800,000 (e),(f) Absa Group Ltd 6 .375 N/A 797,305
2,875,000 (c) Eskom Holdings SOC Ltd 6 .350 08/10/28 2,921,696
4,600,000 (c) Eskom Holdings SOC Ltd 8 .450 08/10/28 4,842,506
2,000,000 (c) Transnet SOC Ltd 8 .250 02/06/28 2,084,341
2,000,000 (c) Windfall Mining Group, Inc 5 .854 05/13/32 2,044,808
TOTAL SOUTH AFRICA 12,690,656
THAILAND - 0.3%
1,700,000 (c) Bangkok Bank PCL 3 .466 09/23/36 1,514,188
TOTAL THAILAND 1,514,188
TOGO - 0.3%
1,600,000 (c) Ecobank Transnational, Inc 10 .125 10/15/29 1,684,236
TOTAL TOGO 1,684,236
TRINIDAD AND TOBAGO - 0.3%
850,000 (c) National Gas Company of Trinidad and Tobago Limited 6 .050 01/15/36 769,454
850,000 (c) Trinidad Generation UnLtd 7 .750 06/16/33 875,500
TOTAL TRINIDAD AND TOBAGO 1,644,954
TURKEY - 3.5%
1,750,000 (c) Akbank TAS 7 .498 01/20/30 1,799,320
2,500,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,271,600
1,500,000 (c) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 1,513,568
2,300,000 (c) Limak Cimento Sanayi ve Ticaret AS. 9 .750 07/25/29 2,334,743
1,400,000 (c) Sisecam UK plc 8 .625 05/02/32 1,440,096
1,990,000 (c) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 2,044,942
1,500,000 (c) Turkiye Garanti Bankasi AS. 8 .125 01/08/36 1,517,964
1,875,000 (c) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 1,942,305
1,300,000 (c) Yapi ve Kredi Bankasi AS. 7 .250 03/03/30 1,310,456

Emerging Markets Debt

Portfolio of Investments July 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TURKEY (continued)
$ 2,000,000 (c) Yapi ve Kredi Bankasi AS. 9 .250% 01/17/34 $ 2,098,574
TOTAL TURKEY 18,273,568
UKRAINE - 0.3%
2,335,120 (c) NAK Naftogaz Ukraine via Kondor Finance plc, 7 .625 11/08/28 1,821,394
TOTAL UKRAINE 1,821,394
UNITED ARAB EMIRATES - 0.9%
1,500,000 (c) Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 1,358,049
1,474,300 (c) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,314,435
2,290,250 (c) Sweihan PV Power Co PJSC 3 .625 01/31/49 1,882,070
TOTAL UNITED ARAB EMIRATES 4,554,554
UNITED KINGDOM - 0.3%
1,500,000 (c),(e),(f) Standard Chartered plc 7 .625 N/A 1,556,603
TOTAL UNITED KINGDOM 1,556,603
ZAMBIA - 0.2%
1,265,000 (c) First Quantum Minerals Ltd 8 .000 03/01/33 1,303,484
TOTAL ZAMBIA 1,303,484
TOTAL CORPORATE BONDS
(Cost $244,010,007) 235,840,823
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 49 .7%
ANGOLA - 1.1%
2,250,000 (c) Angolan Government International Bond 8 .250 05/09/28 2,179,814
1,250,000 (c) Angolan Government International Bond 8 .000 11/26/29 1,165,258
800,000 (c) Angolan Government International Bond 8 .750 04/14/32 727,144
1,950,000 (c),(d) Angolan Government International Bond 9 .375 05/08/48 1,578,484
TOTAL ANGOLA 5,650,700
ARGENTINA - 2.1%
1,320,000 Argentina Republic Government International Bond (Step Bond) 0 .750 07/09/30 1,020,875
4,050,000 Argentine Republic Government International Bond 5 .000 01/09/38 2,845,125
7,734,989 Argentine Republic Government International Bond (Step Bond) 4 .125 07/09/35 5,105,093
2,775,637 (c) Provincia de Buenos Aires (Step Bond) 6 .625 09/01/37 1,963,763
TOTAL ARGENTINA 10,934,856
AZERBAIJAN - 0.4%
2,300,000 (c) Republic of Azerbaijan International Bond 3 .500 09/01/32 2,092,490
TOTAL AZERBAIJAN 2,092,490
BARBADOS - 0.3%
1,800,000 (c) Barbados Government International Bond 8 .000 06/26/35 1,794,834
TOTAL BARBADOS 1,794,834
BENIN - 0.5%
1,025,000 (c),(h) Benin Government International Bond 7 .960 02/13/38 992,620
725,000 (c) Benin Government International Bond 8 .375 01/23/41 714,380
EUR 1,125,000 (c) Benin Government International Bond 6 .875 01/19/52 1,095,003
TOTAL BENIN 2,802,003
BRAZIL - 2.1%
BRL 10,282,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 1,742,624
BRL 18,775,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 2,889,995
1,500,000 Brazilian Government International Bond 5 .500 11/06/30 1,501,425
1,910,000 Brazilian Government International Bond 6 .000 10/20/33 1,886,196
1,100,000 Brazilian Government International Bond 5 .000 01/27/45 828,355
1,400,000 Brazilian Government International Bond 4 .750 01/14/50 984,286
1,475,000 Brazilian Government International Bond 7 .125 05/13/54 1,416,000
TOTAL BRAZIL 11,248,881
CAMEROON - 0.2%
EUR 1,000,000 (c) Republic of Cameroon International Bond 5 .950 07/07/32 902,997
TOTAL CAMEROON 902,997
CHILE - 0.7%
CLP 1,270,000,000 (c) Bonos de la Tesoreria de la Republica en pesos 5 .000 10/01/28 1,303,509
CLP 700,000,000 (c) Bonos de la Tesoreria de la Republica en pesos 5 .800 10/01/29 733,264
CLP 445,000,000 (c) Bonos de la Tesoreria de la Republica en pesos 6 .000 04/01/33 470,144

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHILE (continued)
EUR 805,000 Chile Government International Bond 3 .800% 07/01/35 $ 916,313
TOTAL CHILE 3,423,230
COLOMBIA - 1.8%
$ 1,525,000 Colombia Government International Bond 8 .000 11/14/35 1,563,125
1,500,000 (h) Colombia Government International Bond 7 .750 11/07/36 1,495,500
3,550,000 Colombia Government International Bond 5 .625 02/26/44 2,698,533
950,000 Colombia Government International Bond 5 .200 05/15/49 656,232
COP 3,180,000,000 Colombian TES 7 .750 09/18/30 666,357
COP 7,080,000,000 Colombian TES 7 .000 06/30/32 1,329,535
COP 6,600,000,000 Colombian TES 6 .250 07/09/36 1,045,875
TOTAL COLOMBIA 9,455,157
COSTA RICA - 0.6%
1,050,000 (c) Costa Rica Government International Bond 6 .550 04/03/34 1,096,840
2,500,000 (c) Costa Rica Government International Bond 5 .625 04/30/43 2,240,625
TOTAL COSTA RICA 3,337,465
COTE D'IVOIRE - 0.8%
1,500,000 (c) Ivory Coast Government International Bond 8 .450 04/01/36 1,477,337
2,190,030 (c) Ivory Coast Government International Bond (Step Bond) 5 .750 12/31/32 2,094,549
525,000 (c) Ivory Coast Government International Bond (Step Bond) 8 .250 01/30/37 518,867
TOTAL COTE D'IVOIRE 4,090,753
CZECH REPUBLIC - 0.6%
CZK 43,000,000 Czech Republic Government Bond 0 .950 05/15/30 1,741,060
CZK 38,750,000 Czech Republic Government Bond 1 .750 06/23/32 1,548,573
TOTAL CZECH REPUBLIC 3,289,633
DOMINICAN REPUBLIC - 1.4%
DOP 57,200,000 (c) Dominican Republic Government International Bond 10 .375 01/11/30 954,975
700,000 (c) Dominican Republic Government International Bond 7 .050 02/03/31 736,295
4,000,000 (c) Dominican Republic Government International Bond 4 .875 09/23/32 3,697,200
1,585,000 (c) Dominican Republic Government International Bond 7 .450 04/30/44 1,666,865
650,000 (c) Dominican Republic Government International Bond 5 .875 01/30/60 546,195
TOTAL DOMINICAN REPUBLIC 7,601,530
ECUADOR - 1.0%
1,609,600 (c) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 1,411,619
4,637,020 (c) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 3,461,536
820,000 (c) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 512,910
TOTAL ECUADOR 5,386,065
EGYPT - 2.1%
850,000 (c) Egypt Government International Bond 5 .800 09/30/27 831,615
1,725,000 (c) Egypt Government International Bond 7 .600 03/01/29 1,734,478
1,500,000 (c) Egypt Government International Bond 8 .625 02/04/30 1,521,624
3,200,000 (c) Egypt Government International Bond 7 .053 01/15/32 2,934,530
4,075,000 (c) Egypt Government International Bond 8 .500 01/31/47 3,309,571
1,000,000 (c) Egypt Government International Bond 8 .150 11/20/59 771,029
TOTAL EGYPT 11,102,847
EL SALVADOR - 0.5%
3,100,000 (c) El Salvador Government International Bond 7 .625 02/01/41 2,808,600
1,500,000 (c) Republic of El Salvador 0 .250 04/17/30 30,417
TOTAL EL SALVADOR 2,839,017
GHANA - 0.9%
2,038,338 (c) Ghana Government International Bond 5 .000 07/03/29 1,937,049
3,481,164 (c) Ghana Government International Bond 5 .000 07/03/35 2,795,039
TOTAL GHANA 4,732,088
GUATEMALA - 0.9%
525,000 (c) Guatemala Government International Bond 4 .900 06/01/30 515,697
2,000,000 (c) Guatemala Government International Bond 3 .700 10/07/33 1,702,600
1,500,000 (c) Guatemala Government International Bond 6 .250 08/15/36 1,507,590
1,250,000 (c) Guatemala Government International Bond 4 .650 10/07/41 1,000,050
TOTAL GUATEMALA 4,725,937
HONDURAS - 0.4%
950,000 (c) Honduras Government International Bond 5 .625 06/24/30 901,312

Emerging Markets Debt

Portfolio of Investments July 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HONDURAS (continued)
$ 1,075,000 (c) Honduras Government International Bond 8 .625% 11/27/34 $ 1,122,300
TOTAL HONDURAS 2,023,612
HUNGARY - 1.6%
HUF 135,000,000 Hungary Government International Bond 2 .750 12/22/26 368,232
HUF 430,000,000 Hungary Government International Bond 4 .500 03/23/28 1,169,401
1,900,000 (c) Hungary Government International Bond 6 .125 05/22/28 1,963,058
2,825,000 (c) Hungary Government International Bond 2 .125 09/22/31 2,365,748
HUF 190,000,000 Hungary Government International Bond 4 .750 11/24/32 476,419
1,750,000 (c) Hungary Government International Bond 6 .000 09/26/35 1,762,160
750,000 (c) Hungary Government International Bond 3 .125 09/21/51 448,805
TOTAL HUNGARY 8,553,823
INDIA - 0.4%
INR 106,400,000 India Government International Bond 7 .180 08/14/33 1,266,124
INR 81,000,000 India Government International Bond 7 .180 07/24/37 964,659
TOTAL INDIA 2,230,783
INDONESIA - 0.8%
IDR 34,560,000,000 Indonesia Treasury Bond 7 .000 09/15/30 2,166,337
IDR 31,870,000,000 Indonesia Treasury Bond 6 .625 02/15/34 1,940,081
TOTAL INDONESIA 4,106,418
IRAQ - 0.2%
1,273,438 (c) Iraq Government International Bond 5 .800 01/15/28 1,261,120
TOTAL IRAQ 1,261,120
ISRAEL - 0.4%
2,000,000 Israel Government International Bond 5 .375 02/19/30 2,043,656
TOTAL ISRAEL 2,043,656
JAMAICA - 0.8%
1,650,000 Jamaica Government International Bond 8 .000 03/15/39 1,932,150
1,810,000 Jamaica Government International Bond 7 .875 07/28/45 2,109,555
TOTAL JAMAICA 4,041,705
JORDAN - 0.4%
450,000 (c) Jordan Government International Bond 7 .500 01/13/29 465,517
2,000,000 (c) Jordan Government International Bond 7 .375 10/10/47 1,806,818
TOTAL JORDAN 2,272,335
KAZAKHSTAN - 0.4%
675,000 (c) Baiterek National Managing Holding JSC 5 .450 05/08/28 680,663
1,500,000 (c) Kazakhstan Government International Bond 5 .000 07/01/32 1,504,799
TOTAL KAZAKHSTAN 2,185,462
KENYA - 0.2%
1,325,000 (c) Kenya Government International Bond 8 .250 02/28/48 1,097,653
TOTAL KENYA 1,097,653
LEBANON - 0.2%
3,200,000 (i) Lebanon Government International Bond 6 .250 11/04/25 593,600
3,800,000 (i) Lebanon Government International Bond 6 .850 03/23/27 704,900
TOTAL LEBANON 1,298,500
MALAYSIA - 0.7%
MYR 6,000,000 Malaysia Government International Bond 4 .254 05/31/35 1,500,067
MYR 7,825,000 Malaysia Government International Bond 4 .762 04/07/37 2,040,339
TOTAL MALAYSIA 3,540,406
MEXICO - 2.0%
MXN 33,440,000 Mexican Bonos 7 .750 05/29/31 1,681,678
MXN 22,900,000 (h) Mexican Bonos 7 .750 11/23/34 1,099,164
MXN 39,900,000 Mexican Bonos 8 .500 11/18/38 1,931,126
1,775,000 Mexico Government International Bond 6 .000 05/07/36 1,739,500
2,250,000 Mexico Government International Bond 4 .280 08/14/41 1,721,250
1,850,000 Mexico Government International Bond 4 .400 02/12/52 1,292,225

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO (continued)
$ 1,300,000 Mexico Government International Bond 7 .375% 05/13/55 $ 1,339,000
TOTAL MEXICO 10,803,943
MOROCCO - 0.3%
1,450,000 (c) Morocco Government International Bond 5 .500 12/11/42 1,315,176
TOTAL MOROCCO 1,315,176
NIGERIA - 1.5%
2,300,000 (c) Nigeria Government International Bond 7 .143 02/23/30 2,240,442
1,550,000 (c) Nigeria Government International Bond 7 .875 02/16/32 1,506,375
950,000 (c) Nigeria Government International Bond 7 .375 09/28/33 874,849
2,150,000 (c) Nigeria Government International Bond 10 .375 12/09/34 2,309,056
1,050,000 (c) Nigeria Government International Bond 7 .696 02/23/38 930,358
TOTAL NIGERIA 7,861,080
OMAN - 1.1%
1,575,000 (c) Oman Government International Bond 5 .375 03/08/27 1,591,837
2,700,000 (c) Oman Government International Bond 6 .500 03/08/47 2,835,066
1,025,000 (c) Oman Government International Bond 6 .750 01/17/48 1,098,443
TOTAL OMAN 5,525,346
PAKISTAN - 0.6%
875,000 (c) Pakistan Government International Bond 7 .375 04/08/31 819,349
1,140,000 (c) Pakistan Government International Bond 8 .875 04/08/51 988,129
1,500,000 Pakistan Water & Power Development Authority 7 .500 06/04/31 1,329,608
TOTAL PAKISTAN 3,137,086
PANAMA - 0.8%
1,075,000 Panama Government International Bond 6 .700 01/26/36 1,078,246
1,750,000 Panama Government International Bond 8 .000 03/01/38 1,894,375
1,675,000 Panama Government International Bond 4 .500 04/01/56 1,108,951
TOTAL PANAMA 4,081,572
PARAGUAY - 0.6%
1,375,000 (c) Paraguay Government International Bond 2 .739 01/29/33 1,172,875
525,000 (c) Paraguay Government International Bond 6 .100 08/11/44 510,300
1,050,000 (c) Paraguay Government International Bond 5 .600 03/13/48 943,950
350,000 (c) Paraguay Government International Bond 6 .650 03/04/55 353,465
TOTAL PARAGUAY 2,980,590
PERU - 1.2%
975,000 Peruvian Government International Bond 1 .862 12/01/32 782,564
2,895,000 Peruvian Government International Bond 3 .000 01/15/34 2,439,154
PEN 4,150,000 (c) Peruvian Government International Bond 5 .400 08/12/34 1,091,268
625,000 Peruvian Government International Bond 5 .375 02/08/35 622,231
1,800,000 Peruvian Government International Bond 3 .300 03/11/41 1,342,692
TOTAL PERU 6,277,909
PHILIPPINES - 0.5%
3,050,000 Philippine Government International Bond 4 .200 03/29/47 2,508,703
TOTAL PHILIPPINES 2,508,703
POLAND - 2.2%
830,000 (c) Bank Gospodarstwa Krajowego 5 .375 05/22/33 839,566
1,500,000 (c) Bank Gospodarstwa Krajowego 5 .750 07/09/34 1,553,099
PLN 1,850,000 Republic of Poland Government International Bond 5 .750 04/25/29 512,280
PLN 1,525,000 Republic of Poland Government International Bond 4 .750 07/25/29 407,602
PLN 8,100,000 Republic of Poland Government International Bond 2 .750 10/25/29 2,002,009
600,000 Republic of Poland Government International Bond 5 .750 11/16/32 632,772
500,000 Republic of Poland Government International Bond 4 .875 10/04/33 498,514
PLN 5,500,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,536,923
PLN 3,625,000 Republic of Poland Government International Bond 5 .000 10/25/34 940,774
1,500,000 Republic of Poland Government International Bond 5 .375 02/12/35 1,529,207
1,398,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,305,999
TOTAL POLAND 11,758,745
REPUBLIC OF SERBIA - 0.6%
2,650,000 (c) Serbia Government International Bond 2 .125 12/01/30 2,266,441

Emerging Markets Debt

Portfolio of Investments July 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REPUBLIC OF SERBIA (continued)
$ 750,000 (c) Serbia Government International Bond 6 .500% 09/26/33 $ 791,534
TOTAL REPUBLIC OF SERBIA 3,057,975
ROMANIA - 1.6%
RON 4,250,000 Romanian Government International Bond 4 .150 01/26/28 890,587
1,860,000 (c) Romanian Government International Bond 5 .875 01/30/29 1,888,706
350,000 (c) Romanian Government International Bond 3 .000 02/14/31 306,336
EUR 920,000 (c) Romanian Government International Bond 5 .250 05/30/32 1,060,220
3,300,000 (c) Romanian Government International Bond 5 .750 03/24/35 3,126,888
1,400,000 (c) Romanian Government International Bond 4 .000 02/14/51 908,922
TOTAL ROMANIA 8,181,659
RWANDA - 0.3%
1,925,000 (c) Rwanda International Government Bond 5 .500 08/09/31 1,674,800
TOTAL RWANDA 1,674,800
SAUDI ARABIA - 1.3%
1,000,000 (c) Saudi Government International Bond 5 .375 01/13/31 1,039,036
1,250,000 (c) Saudi Government International Bond 5 .000 01/16/34 1,255,516
1,500,000 (c) Saudi Government International Bond 5 .625 01/13/35 1,566,841
1,000,000 (c) Saudi Government International Bond 3 .250 11/17/51 648,810
2,000,000 (c) Saudi Government International Bond 3 .750 01/21/55 1,370,088
1,500,000 (c) Saudi Government International Bond 3 .450 02/02/61 931,684
TOTAL SAUDI ARABIA 6,811,975
SENEGAL - 0.5%
1,000,000 (c) Senegal Government International Bond 6 .250 05/23/33 739,679
3,300,000 (c) Senegal Government International Bond 6 .750 03/13/48 2,141,781
TOTAL SENEGAL 2,881,460
SOUTH AFRICA - 2.3%
1,875,000 Republic of South Africa Government International Bond 4 .300 10/12/28 1,813,129
ZAR 23,025,000 Republic of South Africa Government International Bond 7 .000 02/28/31 1,178,847
ZAR 30,050,000 Republic of South Africa Government International Bond 8 .875 02/28/35 1,570,332
1,500,000 (c) Republic of South Africa Government International Bond 7 .100 11/19/36 1,489,677
ZAR 7,000,000 Republic of South Africa Government International Bond 9 .000 01/31/40 339,479
ZAR 20,900,000 Republic of South Africa Government International Bond 8 .750 01/31/44 957,351
1,250,000 Republic of South Africa Government International Bond 5 .375 07/24/44 948,682
2,075,000 Republic of South Africa Government International Bond 5 .650 09/27/47 1,555,734
ZAR 15,700,000 Republic of South Africa Government International Bond 8 .750 02/28/48 712,730
775,000 Republic of South Africa Government International Bond 5 .750 09/30/49 574,193
1,000,000 Republic of South Africa Government International Bond 7 .300 04/20/52 902,398
TOTAL SOUTH AFRICA 12,042,552
SRI LANKA - 0.5%
1,212,281 (c) Sri Lanka Government International Bond 3 .350 03/15/33 991,730
528,220 (c) Sri Lanka Government International Bond 3 .600 06/15/35 374,546
1,633,502 (c) Sri Lanka Government International Bond 3 .600 02/15/38 1,369,230
TOTAL SRI LANKA 2,735,506
SUPRANATIONAL - 0.4%
INR 42,300,000 Asian Development Bank 6 .150 02/25/30 472,658
INR 57,100,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 624,836
INR 79,000,000 Inter-American Development Bank 7 .350 10/06/30 926,820
TOTAL SUPRANATIONAL 2,024,314
TURKEY - 3.3%
800,000 Turkey Government International Bond 5 .125 02/17/28 786,637
825,000 Turkey Government International Bond 5 .250 03/13/30 788,275
1,300,000 Turkey Government International Bond 6 .000 01/14/41 1,088,799
4,350,000 Turkey Government International Bond 4 .875 04/16/43 3,107,783
TRY 90,500,000 Turkiye Government International Bond 12 .600 10/01/25 2,134,605
EUR 1,750,000 Turkiye Government International Bond 5 .875 05/21/30 2,104,363
EUR 1,725,000 Turkiye Government International Bond 5 .200 08/17/31 1,961,068
2,800,000 Turkiye Government International Bond 7 .125 07/17/32 2,826,299

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TURKEY (continued)
$ 2,500,000 (c) Turkiye Ihracat Kredi Bankasi AS. 7 .500% 02/06/28 $ 2,564,234
TOTAL TURKEY 17,362,063
UGANDA - 0.3%
UGX 7,169,000,000 Republic of Uganda Government Bonds 14 .250 06/22/34 1,759,764
TOTAL UGANDA 1,759,764
UKRAINE - 0.6%
1,235,083 (c) Ukraine Government International Bond 1 .750 02/01/29 753,401
1,579,875 (c) Ukraine Government International Bond 0 .000 02/01/35 746,491
337,395 (c) Ukraine Government International Bond 0 .000 02/01/36 159,419
2,320,000 (c) Ukraine Government International Bond 7 .750 08/01/41 1,728,400
TOTAL UKRAINE 3,387,711
UNITED ARAB EMIRATES - 0.4%
400,000 (c) Abu Dhabi Government International Bond 3 .125 09/30/49 274,989
2,600,000 Emirate of Dubai Government International Bonds 3 .900 09/09/50 1,878,223
TOTAL UNITED ARAB EMIRATES 2,153,212
URUGUAY - 0.8%
1,500,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,347,000
UYU 70,575,000 Uruguay Government International Bond 8 .250 05/21/31 1,744,393
UYU 18,940,950 Uruguay Government International Bond 9 .750 07/20/33 507,056
600,000 Uruguay Government International Bond 5 .750 10/28/34 627,600
TOTAL URUGUAY 4,226,049
UZBEKISTAN - 0.9%
UZS 9,240,000,000 (c) Republic of Uzbekistan International Bond 16 .625 05/29/27 744,022
1,700,000 (c) Republic of Uzbekistan International Bond 5 .375 02/20/29 1,677,625
1,400,000 (c) Republic of Uzbekistan International Bond 3 .700 11/25/30 1,255,918
775,000 (c) Republic of Uzbekistan International Bond 6 .900 02/28/32 802,107
TOTAL UZBEKISTAN 4,479,672
ZAMBIA - 0.6%
1,918,906 (c) Zambia Government International Bond 5 .750 06/30/33 1,785,956
2,155,173 (c) Zambia Government International Bond 0 .500 12/31/53 1,574,527
TOTAL ZAMBIA 3,360,483
TOTAL GOVERNMENT BONDS
(Cost $275,499,447) 262,455,301
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.5%
UNITED STATES - 0 .5%
2,934,427 (c),(j) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 2,612,286
TOTAL UNITED STATES 2,612,286
TOTAL STRUCTURED ASSETS
(Cost $2,934,427) 2,612,286
TOTAL LONG-TERM INVESTMENTS
(Cost $531,317,452) 508,976,593
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
5,249,211 (k) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320 (l) 5,249,211
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,249,211) 5,249,211

Emerging Markets Debt

Portfolio of Investments July 31, 2025
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.7%
REPURCHASE AGREEMENT - 1.7%
$ 8,967,000 (m) Fixed Income Clearing Corporation 4 .360% 08/01/25 $ 8,967,000
TOTAL REPURCHASE AGREEMENT 8,967,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,967,000) 8,967,000
TOTAL INVESTMENTS - 99.1%
(Cost $545,533,663) 523,192,804
OTHER ASSETS & LIABILITIES, NET - 0.9% 4,789,186
NET ASSETS - 100.0% $ 527,981,990
BRL Brazilian Real
CLP Chilean Peso
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $350,324,545 or 67.0% of Total
Investments.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,532,955.
(e) Perpetual security. Maturity date is not applicable.
(f) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 3.3% of Total Investments.
(g) When-issued or delayed delivery security.
(h) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) For fair value measurement disclosure purposes, investment classified as Level 3.
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 4.360% dated 7/31/25 to be repurchased at $8,968,086 on 8/1/25, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 7/31/27, valued at $9,146,398.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 6,333,401 EUR 5,366,826 Bank of America, N.A. 10/10/25 $ 179,343
$ 2,027,380 EUR 1,724,793 Bank of America, N.A. 10/10/25 49,586
Total  $ 228,929
Total unrealized appreciation on forward foreign currency contracts  $ 228,929
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount (b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Morgan Stanley CDX-ISRAES3IB-5Y 1.000% 0.84% Quarterly 06/20/30 $ 1,500,000 $ (16,928) $ 7,827 $ (24,755)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Emerging Markets Debt

Portfolio of Investments July 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Debt
Long-Term Investments
:
Bank loan obligations $— $3,837,278 $— $3,837,278
Common stocks 7,385 4,223,520 — 4,230,905
Corporate bonds — 235,840,823 — 235,840,823
Government bonds — 262,455,301 — 262,455,301
Structured assets — — 2,612,286 2,612,286
Investments purchased with collateral from securities lending 5,249,211 — — 5,249,211
Short-Term Investments
:
Repurchase agreement — 8,967,000 — 8,967,000
Investments in Derivatives
:
Credit default swap contracts* — (24,755) — (24,755)
Forward foreign currency contracts* — 228,929 — 228,929
Total $5,256,596 $515,528,096 $2,612,286 $523,396,978
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Consolidated Portfolio of Investments July 31, 2025
International Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 93.4%
BANK LOAN OBLIGATIONS - 0.1%
IRELAND - 0.0%
$ 257,188 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 6 .099% 06/24/30 $ 257,597
TOTAL IRELAND 257,597
UNITED STATES - 0.1%
152,173 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6 .606 05/05/28 152,946
230,797 (a) Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%) 6 .856 11/15/28 231,389
TOTAL UNITED STATES 384,335
TOTAL BANK LOAN OBLIGATIONS
(Cost $643,315) 641,932
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 20.5%
AUSTRALIA - 0.2%
250,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 234,930
EUR 500,000 (b) Glencore Capital Finance DAC 4 .154 04/29/31 593,415
TOTAL AUSTRALIA 828,345
AUSTRIA - 0.1%
EUR 600,000 (c),(d) Erste Group Bank AG. 4 .250 N/A 680,207
TOTAL AUSTRIA 680,207
BELGIUM - 0.1%
EUR 800,000 (e) Proximus SADP 0 .750 11/17/36 679,851
TOTAL BELGIUM 679,851
BRAZIL - 0.1%
85,000 Embraer Netherlands Finance BV 5 .980 02/11/35 87,213
300,000 Suzano Austria GmbH 3 .125 01/15/32 263,720
TOTAL BRAZIL 350,933
CANADA - 0.2%
GBP 500,000 (b) Bank of Montreal 5 .125 10/10/28 671,047
EUR 250,000 (f) Fairfax Financial Holdings Ltd 2 .750 03/29/28 285,032
TOTAL CANADA 956,079
CHILE - 0.4%
395,218 (f) Alfa Desarrollo S.p.A 4 .550 09/27/51 297,587
300,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 293,407
200,000 (f) Celulosa Arauco y Constitucion S.A. 6 .180 05/05/32 204,700
200,000 (f) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 175,886
200,000 (f) Corp Nacional del Cobre de Chile 3 .625 08/01/27 196,122
200,000 (f) Corp Nacional del Cobre de Chile 6 .440 01/26/36 209,598
325,000 (f) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 279,871
TOTAL CHILE 1,657,171
COLOMBIA - 0.1%
75,000 Ecopetrol S.A. 6 .875 04/29/30 75,061
300,000 Ecopetrol S.A. 8 .875 01/13/33 314,631
TOTAL COLOMBIA 389,692
DENMARK - 0.1%
GBP 500,000 Danske Bank A.S. 2 .250 01/14/28 639,726
TOTAL DENMARK 639,726
FRANCE - 1.9%
EUR 400,000 (b) Airbus SE 1 .375 05/13/31 422,899
EUR 600,000 (b) Airbus SE 2 .375 06/09/40 581,240
EUR 400,000 (b) AXA S.A. 3 .375 05/31/34 459,773
EUR 500,000 AXA S.A. 1 .375 10/07/41 511,843
EUR 400,000 (c),(e) AXA S.A. 6 .375 N/A 487,144
GBP 300,000 (e) Banque Federative du Credit Mutuel S.A. 4 .875 09/25/25 396,339
500,000 (c),(d),(f) BNP Paribas S.A. 8 .500 N/A 533,142
EUR 500,000 Credit Agricole Assurances S.A. 1 .500 10/06/31 507,344
EUR 700,000 Electricite de France S.A. 2 .000 10/02/30 756,760
EUR 300,000 (e) Engie S.A. 3 .625 12/06/26 347,761
EUR 300,000 (e) La Poste S.A. 0 .625 01/18/36 252,663

International Bond

Consolidated Portfolio of Investments July 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FRANCE (continued)
EUR 200,000 (e) RTE Reseau de Transport d'Electricite SADIR 3 .750% 07/04/35 $ 231,781
EUR 600,000 (e) Societe Generale S.A. 4 .000 11/16/27 708,832
EUR 500,000 (e) Societe Generale S.A. 0 .500 06/12/29 534,915
EUR 400,000 (e) Societe Generale S.A. 4 .875 11/21/31 488,757
EUR 600,000 (e) Thales S.A. 3 .625 06/14/29 708,264
EUR 500,000 (e) TotalEnergies Capital International S.A. 3 .160 03/03/33 567,120
EUR 500,000 (e) TotalEnergies Capital International S.A. 3 .852 03/03/45 534,050
TOTAL FRANCE 9,030,627
GERMANY - 2.5%
GBP 500,000 (b) BMW International Investment BV 5 .000 01/24/28 668,928
EUR 500,000 (b) Deutsche Bank AG. 1 .625 01/20/27 564,373
EUR 1,000,000 Deutsche Bank AG. 3 .000 06/16/29 1,144,012
EUR 500,000 (b) EnBW International Finance BV 4 .300 05/23/34 602,600
EUR 400,000 (e) Fresenius Medical Care AG. 3 .750 04/08/32 466,011
EUR 3,050,000 (b) Kreditanstalt fuer Wiederaufbau 0 .000 01/10/31 3,038,190
EUR 1,000,000 Kreditanstalt fuer Wiederaufbau 2 .625 01/10/34 1,124,494
GBP 300,000 (b) Mercedes-Benz International Finance BV 5 .000 07/12/27 400,284
EUR 400,000 (b) RWE AG. 2 .750 05/24/30 455,374
EUR 500,000 (e) Sartorius Finance BV 4 .375 09/14/29 598,801
EUR 900,000 (b) Siemens Financieringsmaatschappij NV 2 .625 05/27/29 1,029,900
EUR 500,000 (e) Traton Finance Luxembourg S.A. 3 .375 01/14/28 578,330
EUR 500,000 (b) Volkswagen Financial Services Overseas AG. 3 .750 09/10/26 578,523
EUR 500,000 (b) Volkswagen International Finance NV 3 .750 09/28/27 582,981
TOTAL GERMANY 11,832,801
GUATEMALA - 0.0%
$ 200,000 (f) Millicom International Cellular S.A. 4 .500 04/27/31 184,282
TOTAL GUATEMALA 184,282
INDIA - 0.2%
300,000 (f) Adani Electricity Mumbai Ltd 3 .867 07/22/31 263,699
200,000 (f),(g) Bharti Airtel Ltd 3 .250 06/03/31 185,192
250,000 (e) Power Finance Corp Ltd 3 .350 05/16/31 231,696
200,000 (e) Tata Capital Ltd 5 .389 07/21/28 202,302
225,000 (f) UltraTech Cement Ltd 2 .800 02/16/31 201,568
TOTAL INDIA 1,084,457
INDONESIA - 0.1%
200,000 (e) Bank Mandiri Persero Tbk PT 4 .900 03/24/28 201,317
225,000 (f) Perusahaan Listrik Negara PT 4 .875 07/17/49 186,214
TOTAL INDONESIA 387,531
IRELAND - 0.2%
EUR 600,000 (e) Bank of Ireland Group plc 0 .375 05/10/27 674,891
EUR 320,000 (e) Bank of Ireland Group plc 5 .000 07/04/31 397,014
TOTAL IRELAND 1,071,905
ISRAEL - 0.1%
300,000 (d),(f) Bank Leumi Le-Israel BM 3 .275 01/29/31 296,197
400,000 (f) Israel Electric Corp Ltd 4 .250 08/14/28 390,568
TOTAL ISRAEL 686,765
ITALY - 0.4%
EUR 500,000 (b) Enel Finance International NV 3 .875 01/23/35 582,068
EUR 400,000 (b) Eni S.p.A 0 .625 01/23/30 413,907
EUR 500,000 (b) Intesa Sanpaolo S.p.A 5 .125 08/29/31 631,853
200,000 (f) Intesa Sanpaolo S.p.A 4 .198 06/01/32 185,576
TOTAL ITALY 1,813,404
JAPAN - 0.2%
EUR 500,000 (e) Mizuho Financial Group, Inc 3 .460 08/27/30 582,428
EUR 500,000 (e) ORIX Corp 1 .919 04/20/26 568,603
TOTAL JAPAN 1,151,031
KAZAKHSTAN - 0.1%
200,000 (f) QazaqGaz NC JSC 4 .375 09/26/27 196,800

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KAZAKHSTAN (continued)
$ 200,000 (f) Tengizchevroil Finance Co International Ltd 2 .625% 08/15/25 $ 199,323
TOTAL KAZAKHSTAN 396,123
KOREA, REPUBLIC OF - 0.1%
250,000 (f) Kia Corp 2 .750 02/14/27 243,127
TOTAL KOREA, REPUBLIC OF 243,127
LUXEMBOURG - 0.2%
EUR 500,000 (b) ArcelorMittal S.A. 3 .125 12/13/28 575,484
EUR 500,000 (e) ProLogis International Funding II S.A. 2 .375 11/14/30 550,551
TOTAL LUXEMBOURG 1,126,035
MALAYSIA - 0.1%
240,000 (f) Petronas Capital Ltd 5 .340 04/03/35 243,665
TOTAL MALAYSIA 243,665
MEXICO - 0.6%
200,000 (f) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 203,500
200,000 (f) Bimbo Bakeries USA, Inc 6 .050 01/15/29 209,216
200,000 (f) Comision Federal de Electricidad 6 .450 01/24/35 196,916
1,175,000 (f),(h) Eagle Funding Luxco Sarl 5 .500 08/17/30 1,180,288
297,152 (f) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 303,957
200,000 (f) Nemak SAB de C.V. 3 .625 06/28/31 169,421
500,000 Petroleos Mexicanos 6 .840 01/23/30 492,029
TOTAL MEXICO 2,755,327
NETHERLANDS - 0.7%
GBP 500,000 (e) ABN AMRO Bank NV 4 .750 10/24/29 665,502
EUR 700,000 (b) Cooperatieve Rabobank UA 4 .233 04/25/29 832,638
EUR 500,000 (b) ING Groep NV 3 .750 09/03/35 577,938
EUR 1,150,000 (f) VZ Secured Financing BV 3 .500 01/15/32 1,220,373
TOTAL NETHERLANDS 3,296,451
NIGERIA - 0.2%
EUR 1,000,000 (f) BOI Finance BV 7 .500 02/16/27 1,164,810
TOTAL NIGERIA 1,164,810
NORWAY - 0.2%
EUR 500,000 (b) Statkraft AS. 3 .125 12/13/26 576,334
EUR 100,000 (b) Statnett SF 3 .500 06/08/33 115,621
TOTAL NORWAY 691,955
POLAND - 0.1%
EUR 250,000 (e) ORLEN S.A. 1 .125 05/27/28 273,024
EUR 185,000 (b) Powszechna Kasa Oszczednosci Bank Polski S.A. 3 .875 09/12/27 213,605
TOTAL POLAND 486,629
PORTUGAL - 0.1%
EUR 500,000 (e) EDP Servicios Financieros Espana SAU 4 .125 04/04/29 596,239
TOTAL PORTUGAL 596,239
QATAR - 0.5%
300,000 (e) CBQ Finance Ltd 5 .375 03/28/29 307,644
CNY 16,000,000 QNB Finance Ltd 3 .150 02/04/26 2,238,074
TOTAL QATAR 2,545,718
ROMANIA - 0.1%
EUR 250,000 (e) NE Property BV 2 .000 01/20/30 268,951
TOTAL ROMANIA 268,951
SAUDI ARABIA - 0.1%
250,000 (e) SNB Funding Ltd 6 .000 06/24/35 253,897
TOTAL SAUDI ARABIA 253,897
SINGAPORE - 0.1%
EUR 200,000 (e) Temasek Financial I Ltd 0 .500 11/20/31 197,632
500,000 (f) United Overseas Bank Ltd 2 .000 10/14/31 484,241
TOTAL SINGAPORE 681,873
SOUTH AFRICA - 0.4%
1,250,000 (e) Eskom Holdings SOC Ltd 4 .314 07/23/27 1,223,338
300,000 Sasol Financing USA LLC 5 .500 03/18/31 249,685

International Bond

Consolidated Portfolio of Investments July 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH AFRICA (continued)
$ 300,000 (f) Windfall Mining Group, Inc 5 .854% 05/13/32 $ 306,721
TOTAL SOUTH AFRICA 1,779,744
SPAIN - 0.5%
GBP 300,000 (e) Banco Santander S.A. 5 .500 06/11/29 407,335
EUR 1,000,000 (b) CaixaBank S.A. 3 .625 09/19/32 1,157,700
EUR 500,000 (b) Cepsa Finance S.A. 4 .125 04/11/31 586,050
EUR 400,000 (b) Iberdrola Finanzas S.A. 3 .000 09/30/31 456,371
TOTAL SPAIN 2,607,456
SWEDEN - 0.1%
EUR 500,000 (e) Skandinaviska Enskilda Banken AB 3 .000 02/10/32 569,428
TOTAL SWEDEN 569,428
SWITZERLAND - 0.5%
EUR 750,000 (e) Cloverie plc for Zurich Insurance Co Ltd 1 .500 12/15/28 822,405
EUR 500,000 UBS AG. 0 .500 03/31/31 499,118
EUR 1,100,000 (e) UBS Group AG 0 .250 11/05/28 1,190,043
TOTAL SWITZERLAND 2,511,566
THAILAND - 0.1%
430,000 (f) Bangkok Bank PCL 3 .466 09/23/36 383,000
300,000 (f) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 264,369
TOTAL THAILAND 647,369
UNITED ARAB EMIRATES - 0.1%
200,000 (e) Abu Dhabi Commercial Bank PJSC 5 .361 03/10/35 200,319
274,830 (f) Sweihan PV Power Co PJSC 3 .625 01/31/49 225,848
TOTAL UNITED ARAB EMIRATES 426,167
UNITED KINGDOM - 2.2%
EUR 800,000 (e) Barclays plc 0 .877 01/28/28 892,565
EUR 400,000 Barclays plc 0 .577 08/09/29 428,287
EUR 600,000 (e) Barclays plc 3 .543 08/14/31 693,084
GBP 200,000 (e) Barclays plc 8 .407 11/14/32 283,546
EUR 400,000 (b) British Telecommunications plc 3 .875 01/20/34 467,262
EUR 500,000 (b) Cadent Finance plc 3 .750 04/16/33 576,769
EUR 285,000 (f) ContourGlobal Power Holdings S.A. 5 .000 02/28/30 332,537
UGX 3,000,000,000 (f) ICBC Standard Bank plc 14 .250 06/26/34 726,782
GBP 200,000 (e) Legal & General Group plc 6 .625 04/01/55 270,542
EUR 400,000 (e) Lseg Netherlands BV 2 .750 09/20/27 460,136
EUR 400,000 National Grid Electricity Distribution East Midlands plc 3 .530 09/20/28 467,365
EUR 500,000 (b) NatWest Group plc 3 .575 09/12/32 581,858
GBP 300,000 (b) NatWest Markets plc 6 .625 06/22/26 404,073
EUR 200,000 (b) Reckitt Benckiser Treasury Services plc 3 .625 06/20/29 235,281
EUR 500,000 SSE plc 3 .500 03/18/32 581,238
EUR 700,000 (e) Standard Chartered plc 1 .200 09/23/31 783,107
EUR 500,000 (e) Swiss RE Subordinated Finance plc 3 .890 03/26/33 576,861
EUR 1,000,000 (e) Tesco Corporate Treasury Services plc 3 .375 05/06/32 1,142,523
GBP 600,000 (f) Vmed O2 UK Financing I plc 4 .500 07/15/31 720,183
TOTAL UNITED KINGDOM 10,623,999
UNITED STATES - 6.5%
EUR 450,000 AbbVie, Inc 2 .125 06/01/29 504,169
JPY 100,000,000 Aflac, Inc 0 .550 03/12/30 633,472
EUR 500,000 American Medical Systems Europe BV 1 .625 03/08/31 530,294
EUR 450,000 American Tower Corp 0 .450 01/15/27 499,168
GBP 500,000 AT&T, Inc 2 .900 12/04/26 647,315
EUR 500,000 AT&T, Inc 2 .350 09/05/29 561,452
EUR 400,000 AT&T, Inc 3 .150 09/04/36 433,473
EUR 500,000 (f) Avantor Funding, Inc 3 .875 07/15/28 570,377
EUR 500,000 (e) Bank of America Corp 1 .662 04/25/28 562,999
EUR 500,000 (e) Bank of America Corp 2 .824 04/27/33 553,305
EUR 550,000 BP Capital Markets plc 1 .231 05/08/31 566,609
EUR 1,000,000 (e) Carrier Global Corp 4 .500 11/29/32 1,226,284
EUR 750,000 Chubb INA Holdings, Inc 1 .550 03/15/28 834,802
EUR 400,000 (a),(e) Citigroup, Inc, (EURIBOR 3 M + 0.600%) 2 .739 05/14/28 457,371
EUR 600,000 Citigroup, Inc 3 .750 05/14/32 700,367

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
EUR 500,000 (b) CNH Industrial NV 3 .750% 06/11/31 $ 583,771
EUR 700,000 Comcast Corp 0 .250 05/20/27 769,275
EUR 750,000 (f) Coty, Inc 3 .875 04/15/26 856,061
EUR 1,000,000 Duke Energy Corp 3 .100 06/15/28 1,151,947
EUR 400,000 Duke Energy Corp 3 .750 04/01/31 465,113
EUR 500,000 FedEx Corp 1 .625 01/11/27 564,555
EUR 600,000 Fiserv Funding ULC 2 .875 06/15/28 688,768
EUR 400,000 Ford Motor Credit Co LLC 5 .125 02/20/29 478,484
EUR 500,000 (e) Goldman Sachs Group, Inc 0 .250 01/26/28 540,611
EUR 300,000 (e) Goldman Sachs Group, Inc 3 .500 01/23/33 345,715
EUR 295,000 (f) Goodyear Europe BV 2 .750 08/15/28 331,582
EUR 500,000 Highland Holdings Sarl 0 .318 12/15/26 555,453
EUR 500,000 Honeywell International, Inc 3 .750 03/01/36 572,637
EUR 250,000 (f) IQVIA, Inc 1 .750 03/15/26 283,391
EUR 300,000 Johnson & Johnson 2 .700 02/26/29 345,085
EUR 400,000 Johnson & Johnson 3 .200 06/01/32 465,325
EUR 500,000 Johnson & Johnson 3 .600 02/26/45 553,903
EUR 800,000 (e) Liberty Mutual Group, Inc 4 .625 12/02/30 965,119
GBP 600,000 McKesson Corp 3 .125 02/17/29 757,630
GBP 600,000 (e) Metropolitan Life Global Funding I 4 .125 09/02/25 792,223
EUR 670,000 Morgan Stanley 1 .342 10/23/26 762,936
EUR 500,000 (e) National Grid North America, Inc 4 .061 09/03/36 577,104
GBP 400,000 (e) Nestle Holdings, Inc 5 .250 09/21/26 532,748
EUR 250,000 (f) OI European Group BV 6 .250 05/15/28 294,927
EUR 100,000 (f) Organon Finance  LLC 2 .875 04/30/28 112,294
GBP 400,000 (e) Pacific Life Global Funding II 5 .375 11/30/28 543,301
EUR 600,000 Philip Morris International, Inc 2 .750 06/06/29 679,528
EUR 1,000,000 (e) Pricoa Global Funding I 3 .000 07/03/30 1,138,793
EUR 600,000 ProLogis Euro Finance LLC 4 .000 05/05/34 704,449
GBP 500,000 (e) Protective Life Global Funding 5 .248 01/13/28 673,208
EUR 500,000 Raytheon Technologies Corp 2 .150 05/18/30 547,859
GBP 200,000 (e) Realty Income Corp 5 .000 10/15/29 266,499
EUR 500,000 The Procter & Gamble Company 1 .875 10/30/38 482,691
EUR 1,100,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 1,129,453
GBP 600,000 Time Warner Cable LLC 5 .750 06/02/31 795,249
EUR 700,000 Verizon Communications, Inc 1 .875 10/26/29 769,750
TOTAL UNITED STATES 31,358,894
TOTAL CORPORATE BONDS
(Cost $97,714,305) 98,700,230
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 68 .7%
ANGOLA - 0.3%
$ 1,550,000 (f) Angolan Government International Bond 8 .750 04/14/32 1,408,842
TOTAL ANGOLA 1,408,842
AUSTRALIA - 1.6%
AUD 1,950,000 Australia Government Bond 1 .000 12/21/30 1,089,804
AUD 1,685,000 New South Wales Treasury Corp 3 .000 04/20/29 1,055,783
AUD 2,400,000 (f) Queensland Treasury Corp 1 .750 07/20/34 1,199,802
AUD 8,300,000 Treasury Corp of Victoria 2 .250 11/20/34 4,286,398
TOTAL AUSTRALIA 7,631,787
BARBADOS - 0.2%
1,000,000 (f) Barbados Government International Bond 8 .000 06/26/35 997,130
TOTAL BARBADOS 997,130
BELGIUM - 1.5%
EUR 2,125,000 (f) Kingdom of Belgium Government Bond 0 .000 10/22/27 2,316,940
EUR 1,500,000 (f) Kingdom of Belgium Government Bond 0 .350 06/22/32 1,448,029
EUR 285,000 Kingdom of Belgium Government Bond 3 .000 06/22/34 323,378
EUR 1,575,000 (f) Kingdom of Belgium Government Bond 1 .450 06/22/37 1,456,770

International Bond

Consolidated Portfolio of Investments July 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BELGIUM (continued)
EUR 2,025,000 (f) Kingdom of Belgium Government Bond 0 .400% 06/22/40 $ 1,455,996
TOTAL BELGIUM 7,001,113
BENIN - 0.4%
EUR 1,275,000 (f) Benin Government International Bond 4 .950 01/22/35 1,293,071
$ 750,000 (f) Benin Government International Bond 8 .375 01/23/41 739,013
TOTAL BENIN 2,032,084
BRAZIL - 0.4%
BRL 6,300,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 969,745
1,000,000 Brazilian Government International Bond 5 .500 11/06/30 1,000,950
TOTAL BRAZIL 1,970,695
BULGARIA - 0.4%
EUR 750,000 (e) Bulgaria Government International Bond 4 .375 05/13/31 921,829
EUR 700,000 (e) Bulgaria Government International Bond 4 .125 05/07/38 809,148
TOTAL BULGARIA 1,730,977
CAMEROON - 0.1%
EUR 650,000 (f) Republic of Cameroon International Bond 5 .950 07/07/32 586,948
TOTAL CAMEROON 586,948
CANADA - 4.2%
CAD 3,050,000 (f) Canada Housing Trust No 1 .100 12/15/26 2,151,333
CAD 3,075,000 (f) Canada Housing Trust No 3 .550 09/15/32 2,233,259
CAD 1,430,000 Canada Housing Trust No 3 .450 03/15/35 1,009,783
CAD 1,975,000 Canadian Government International Bond 4 .000 08/01/26 1,442,765
CAD 2,625,000 Canadian Government International Bond 2 .000 06/01/28 1,852,637
CAD 1,550,000 Canadian Government International Bond 3 .500 09/01/29 1,141,536
CAD 2,425,000 Canadian Government International Bond 1 .500 12/01/31 1,580,538
CAD 5,200,000 Canadian Government International Bond 2 .000 06/01/32 3,468,418
CAD 1,300,000 Canadian Government International Bond 5 .000 06/01/37 1,070,586
CAD 1,350,000 Hydro-Quebec 4 .000 02/15/55 872,375
CAD 1,300,000 Province of Ontario Canada 2 .150 06/02/31 876,899
CAD 1,100,000 Province of Ontario Canada 1 .900 12/02/51 468,270
CAD 1,000,000 Province of Quebec Canada 2 .750 09/01/27 720,432
CAD 2,025,000 Province of Quebec Canada 5 .000 12/01/41 1,543,244
TOTAL CANADA 20,432,075
CHILE - 0.5%
CLP 890,000,000 (f) Bonos de la Tesoreria de la Republica en pesos 6 .000 04/01/33 940,289
EUR 925,000 Chile Government International Bond 3 .875 07/09/31 1,083,355
EUR 530,000 Chile Government International Bond 3 .800 07/01/35 603,287
TOTAL CHILE 2,626,931
CHINA - 7.3%
CNY 14,900,000 China Government Bond 2 .910 10/14/28 2,167,156
CNY 13,800,000 China Government Bond 2 .550 10/15/28 1,981,781
CNY 7,150,000 China Government Bond 1 .450 04/25/30 987,515
CNY 14,300,000 China Government Bond 2 .670 05/25/33 2,125,084
CNY 13,900,000 China Government Bond 2 .520 08/25/33 2,045,598
CNY 61,600,000 China Government Bond 2 .040 11/25/34 8,771,806
CNY 46,820,000 China Government Bond 1 .610 02/15/35 6,429,262
CNY 18,900,000 China Government Bond 3 .860 07/22/49 3,533,954
CNY 15,000,000 China Government Bond 3 .390 03/16/50 2,631,903
CNY 12,700,000 China Government Bond 3 .810 09/14/50 2,388,797
CNY 12,400,000 China Government Bond 3 .720 04/12/51 2,308,698
TOTAL CHINA 35,371,554
COLOMBIA - 0.2%
COP 5,710,000,000 Colombian TES 7 .750 09/18/30 1,196,510
TOTAL COLOMBIA 1,196,510
COTE D'IVOIRE - 0.5%
EUR 1,000,000 (f) Ivory Coast Government International Bond 5 .875 10/17/31 1,109,075
EUR 100,000 (f) Ivory Coast Government International Bond 4 .875 01/30/32 105,363
1,425,000 (f) Ivory Coast Government International Bond 8 .450 04/01/36 1,403,470
TOTAL COTE D'IVOIRE 2,617,908
CYPRUS - 0.8%
EUR 1,100,000 (e) Cyprus Government International Bond 0 .625 01/21/30 1,143,415

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CYPRUS (continued)
EUR 1,550,000 (e) Cyprus Government International Bond 0 .950% 01/20/32 $ 1,575,123
EUR 575,000 (e) Cyprus Government International Bond 2 .750 02/26/34 643,266
EUR 500,000 (e) Cyprus Government International Bond 2 .750 05/03/49 475,135
TOTAL CYPRUS 3,836,939
CZECH REPUBLIC - 0.6%
CZK 68,000,000 Czech Republic Government Bond 0 .950 05/15/30 2,753,305
TOTAL CZECH REPUBLIC 2,753,305
DOMINICAN REPUBLIC - 0.4%
DOP 43,000,000 (f) Dominican Republic Central Bank Notes 13 .000 12/05/25 703,505
$ 300,000 (f) Dominican Republic Government International Bond 7 .050 02/03/31 315,555
750,000 (f) Dominican Republic Government International Bond 4 .875 09/23/32 693,225
DOP 15,600,000 (f) Dominican Republic Government International Bond 11 .250 09/15/35 277,649
TOTAL DOMINICAN REPUBLIC 1,989,934
ECUADOR - 0.1%
441,250 (f) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 386,976
309,125 (f) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 230,762
86,000 (f) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 53,793
TOTAL ECUADOR 671,531
EGYPT - 0.3%
975,000 (f) Egypt Government International Bond 8 .625 02/04/30 989,056
675,000 (f) Egypt Government International Bond 8 .500 01/31/47 548,211
TOTAL EGYPT 1,537,267
FRANCE - 3.2%
EUR 3,775,000 (f) French Republic Government Bond OAT 0 .750 11/25/28 4,089,665
EUR 3,350,000 French Republic Government Bond OAT 2 .750 02/25/29 3,864,024
EUR 2,150,000 French Republic Government Bond OAT 3 .500 11/25/33 2,512,532
EUR 1,600,000 (f) French Republic Government Bond OAT 4 .750 04/25/35 2,042,106
EUR 2,425,000 (f) French Republic Government Bond OAT 0 .500 05/25/40 1,758,534
EUR 910,000 (f) French Republic Government Bond OAT 0 .750 05/25/52 484,679
EUR 1,560,000 (f) French Republic Government Bond OAT 0 .750 05/25/53 808,043
TOTAL FRANCE 15,559,583
GERMANY - 4.5%
EUR 4,675,000 Bundesrepublik Deutschland 0 .500 08/15/27 5,184,497
EUR 645,000 Bundesrepublik Deutschland 0 .000 08/15/29 676,024
EUR 365,000 Bundesrepublik Deutschland 2 .100 11/15/29 414,864
EUR 2,550,000 Bundesrepublik Deutschland 0 .000 08/15/31 2,532,111
EUR 1,000,000 Bundesrepublik Deutschland 0 .000 02/15/32 977,321
EUR 1,110,000 Bundesrepublik Deutschland 2 .300 02/15/33 1,249,609
EUR 5,450,000 Bundesrepublik Deutschland 1 .000 05/15/38 4,966,759
EUR 1,745,000 Bundesrepublik Deutschland 0 .000 08/15/52 867,479
EUR 4,075,000 (i) Bundesrepublik Deutschland Bundesanleihe 2 .500 02/15/35 4,582,778
TOTAL GERMANY 21,451,442
GHANA - 0.3%
562,650 (f) Ghana Government International Bond 5 .000 07/03/29 534,691
1,009,100 (f) Ghana Government International Bond 5 .000 07/03/35 810,210
TOTAL GHANA 1,344,901
GREECE - 1.9%
EUR 738,000 (f) Hellenic Republic Government Bond 3 .625 06/15/35 861,041
EUR 575,000 (f) Hellenic Republic Government International Bond 3 .875 03/12/29 687,543
EUR 2,300,000 (f) Hellenic Republic Government International Bond 1 .500 06/18/30 2,485,319
EUR 1,300,000 (f) Hellenic Republic Government International Bond 0 .750 06/18/31 1,318,562
EUR 1,100,000 (f) Hellenic Republic Government International Bond 1 .750 06/18/32 1,160,051
EUR 725,000 (f) Hellenic Republic Government International Bond 3 .375 06/15/34 836,678
EUR 750,000 (f) Hellenic Republic Government International Bond 4 .375 07/18/38 918,807

International Bond

Consolidated Portfolio of Investments July 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GREECE (continued)
EUR 650,000 (f) Hellenic Republic Government International Bond 4 .125% 06/15/54 $ 734,219
TOTAL GREECE 9,002,220
HONDURAS - 0.2%
$ 750,000 (f) Honduras Government International Bond 8 .625 11/27/34 783,000
TOTAL HONDURAS 783,000
HONG KONG - 0.2%
EUR 1,000,000 (e) Hong Kong Government International Bond 3 .125 06/10/33 1,160,117
TOTAL HONG KONG 1,160,117
HUNGARY - 0.8%
EUR 550,000 (e) Hungary Government International Bond 5 .000 02/22/27 652,011
HUF 555,000,000 Hungary Government International Bond 4 .500 03/23/28 1,509,343
285,000 (f) Hungary Government International Bond 6 .125 05/22/28 294,459
EUR 645,000 (e) Hungary Government International Bond 4 .000 07/25/29 755,664
EUR 600,000 (e) Hungary Government International Bond 1 .750 06/05/35 549,068
TOTAL HUNGARY 3,760,545
INDIA - 0.2%
INR 88,150,000 India Government International Bond 7 .180 08/14/33 1,048,955
TOTAL INDIA 1,048,955
INDONESIA - 0.7%
IDR 16,000,000,000 Indonesia Treasury Bond 6 .500 07/15/30 987,178
IDR 23,100,000,000 Indonesia Treasury Bond 7 .000 09/15/30 1,447,985
IDR 12,600,000,000 Indonesia Treasury Bond 7 .000 02/15/33 785,630
TOTAL INDONESIA 3,220,793
IRELAND - 0.3%
EUR 225,000 Ireland Government Bond 1 .700 05/15/37 221,521
EUR 550,000 Ireland Government Bond 3 .000 10/18/43 596,855
EUR 500,000 Ireland Government Bond 1 .500 05/15/50 388,897
TOTAL IRELAND 1,207,273
ITALY - 4.4%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro 1 .250 12/01/26 2,910,916
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0 .950 09/15/27 2,925,057
EUR 975,000 Italy Buoni Poliennali Del Tesoro 0 .250 03/15/28 1,057,731
EUR 900,000 Italy Buoni Poliennali Del Tesoro 4 .000 10/30/31 1,092,098
EUR 2,025,000 (f) Italy Buoni Poliennali Del Tesoro 3 .150 11/15/31 2,333,323
EUR 1,900,000 (f) Italy Buoni Poliennali Del Tesoro 3 .250 07/15/32 2,189,584
EUR 1,825,000 Italy Buoni Poliennali Del Tesoro 3 .850 02/01/35 2,157,479
EUR 1,000,000 (f) Italy Buoni Poliennali Del Tesoro 3 .650 08/01/35 1,156,893
EUR 1,150,000 (f) Italy Buoni Poliennali Del Tesoro 0 .950 03/01/37 983,154
EUR 1,575,000 (f) Italy Buoni Poliennali Del Tesoro 5 .000 08/01/39 2,032,386
EUR 950,000 (f) Italy Buoni Poliennali Del Tesoro 1 .700 09/01/51 667,600
EUR 1,325,000 (f) Italy Buoni Poliennali Del Tesoro 4 .300 10/01/54 1,501,646
TOTAL ITALY 21,007,867
JAPAN - 8.8%
JPY 13,000,000 Japan Finance Organization for Municipalities 0 .440 08/15/25 86,198
JPY 21,000,000 Japan Finance Organization for Municipalities 0 .320 01/19/26 139,072
JPY 30,000,000 Japan Finance Organization for Municipalities 0 .145 02/16/26 198,414
JPY 14,000,000 Japan Finance Organization for Municipalities 0 .020 05/22/26 92,322
JPY 268,000,000 Japan Government Five Year Bond 0 .005 09/20/26 1,763,902
JPY 340,000,000 Japan Government Five Year Bond 0 .300 09/20/28 2,213,155
JPY 319,000,000 Japan Government Five Year Bond 0 .500 03/20/29 2,081,272
JPY 242,000,000 Japan Government Forty Year Bond 0 .700 03/20/61 772,314
JPY 349,000,000 Japan Government Forty Year Bond 1 .300 03/20/63 1,349,625
JPY 284,000,000 Japan Government Ten Year Bond 0 .100 09/20/26 1,871,264
JPY 738,400,000 Japan Government Ten Year Bond 0 .100 12/20/30 4,636,391
JPY 540,000,000 Japan Government Ten Year Bond 1 .200 12/20/34 3,485,961
JPY 457,700,000 Japan Government Thirty Year Bond 0 .500 09/20/46 1,998,058
JPY 73,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 288,673
JPY 278,000,000 Japan Government Thirty Year Bond 0 .700 09/20/51 1,098,360
JPY 143,000,000 Japan Government Thirty Year Bond 1 .300 06/20/52 657,568
JPY 233,000,000 Japan Government Thirty Year Bond 1 .600 12/20/53 1,128,256
JPY 174,000,000 Japan Government Thirty Year Bond 2 .200 06/20/54 968,055

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
JAPAN (continued)
JPY 232,000,000 Japan Government Thirty Year Bond 2 .100% 09/20/54 $ 1,259,014
JPY 131,800,000 Japan Government Twenty Year Bond 2 .100 03/20/26 882,438
JPY 278,000,000 Japan Government Twenty Year Bond 0 .600 12/20/36 1,628,674
JPY 256,000,000 Japan Government Twenty Year Bond 0 .500 06/20/38 1,424,328
JPY 660,000,000 Japan Government Twenty Year Bond 0 .700 09/20/38 3,746,882
JPY 185,000,000 Japan Government Twenty Year Bond 0 .300 06/20/39 970,963
JPY 380,000,000 Japan Government Twenty Year Bond 0 .300 09/20/39 1,978,321
JPY 267,000,000 Japan Government Twenty Year Bond 0 .400 03/20/40 1,390,602
JPY 212,000,000 Japan Government Twenty Year Bond 1 .600 03/20/44 1,226,507
JPY 450,000,000 Japan Government Two Year Bond 0 .700 02/01/27 2,982,073
TOTAL JAPAN 42,318,662
KOREA, REPUBLIC OF - 2.9%
KRW 4,350,000,000 Korea Treasury Bond 1 .375 12/10/29 2,978,109
KRW 1,340,000,000 Korea Treasury Bond 2 .625 03/10/30 966,340
KRW 9,575,000,000 Korea Treasury Bond 2 .000 06/10/31 6,642,311
KRW 1,175,000,000 Korea Treasury Bond 2 .375 12/10/31 830,510
KRW 1,940,000,000 Korea Treasury Bond 2 .375 09/10/38 1,325,726
KRW 800,000,000 Korea Treasury Bond 1 .875 09/10/41 505,404
KRW 730,000,000 Korea Treasury Bond 2 .500 03/10/52 500,415
TOTAL KOREA, REPUBLIC OF 13,748,815
LEBANON - 0.1%
$ 1,400,000 (e),(j) Lebanon Government International Bond 6 .850 03/23/27 259,700
TOTAL LEBANON 259,700
MALAYSIA - 0.4%
MYR 7,925,000 Malaysia Government Bond 4 .642 11/07/33 2,015,773
TOTAL MALAYSIA 2,015,773
MEXICO - 0.8%
MXN 9,900,000 Mexican Bonos 5 .750 03/05/26 517,308
MXN 26,000,000 Mexican Bonos 8 .500 11/18/38 1,258,378
EUR 1,000,000 Mexico Government International Bond 5 .125 05/04/37 1,129,615
1,025,000 Mexico Government International Bond 6 .400 05/07/54 939,413
TOTAL MEXICO 3,844,714
NEW ZEALAND - 0.7%
NZD 1,600,000 New Zealand Government International Bond 4 .500 05/15/30 970,194
NZD 3,980,000 New Zealand Government International Bond 3 .500 04/14/33 2,220,041
TOTAL NEW ZEALAND 3,190,235
NORWAY - 0.2%
NOK 11,500,000 (f) Norway Government International Bond 1 .250 09/17/31 958,065
TOTAL NORWAY 958,065
PARAGUAY - 0.1%
400,000 (f) Paraguay Government International Bond 6 .000 02/09/36 409,260
225,000 (f),(g) Paraguay Government International Bond 6 .650 03/04/55 227,228
TOTAL PARAGUAY 636,488
PERU - 0.4%
PEN 6,201,000 (f) Peruvian Government International Bond 5 .400 08/12/34 1,630,591
210,000 Peruvian Government International Bond 5 .375 02/08/35 209,069
TOTAL PERU 1,839,660
POLAND - 1.3%
315,000 (f) Bank Gospodarstwa Krajowego 6 .250 10/31/28 331,409
EUR 800,000 (e) Bank Gospodarstwa Krajowego 4 .375 03/13/39 913,106
PLN 9,150,000 Republic of Poland Government International Bond 5 .750 04/25/29 2,533,707
PLN 5,400,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,508,979
EUR 700,000 (b) Republic of Poland Government International Bond 4 .125 01/11/44 793,526
280,000 Republic of Poland Government International Bond 5 .500 04/04/53 261,573
TOTAL POLAND 6,342,300
REPUBLIC OF SERBIA - 0.7%
EUR 1,700,000 (f) Serbia Government International Bond 1 .500 06/26/29 1,790,358
EUR 675,000 (f) Serbia Government International Bond 1 .650 03/03/33 641,522

International Bond

Consolidated Portfolio of Investments July 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REPUBLIC OF SERBIA (continued)
RSD 101,500,000 Serbia Treasury Bonds 4 .500% 08/20/32 $ 957,804
TOTAL REPUBLIC OF SERBIA 3,389,684
ROMANIA - 0.7%
RON 7,590,000 Romanian Government International Bond 8 .000 04/29/30 1,747,722
EUR 1,650,000 (f) Romanian Government International Bond 2 .000 04/14/33 1,483,412
TOTAL ROMANIA 3,231,134
RWANDA - 0.2%
$ 1,225,000 (f) Rwanda International Government Bond 5 .500 08/09/31 1,065,782
TOTAL RWANDA 1,065,782
SOUTH AFRICA - 0.4%
ZAR 20,900,000 Republic of South Africa Government International Bond 8 .875 02/28/35 1,092,178
ZAR 7,800,000 Republic of South Africa Government International Bond 8 .750 01/31/44 357,289
500,000 Republic of South Africa Government International Bond 7 .300 04/20/52 451,199
TOTAL SOUTH AFRICA 1,900,666
SPAIN - 3.2%
EUR 1,095,000 (f) Spain Government International Bond 1 .400 07/30/28 1,219,626
EUR 1,875,000 (f) Spain Government International Bond 0 .600 10/31/29 1,980,831
EUR 985,000 (f) Spain Government International Bond 0 .100 04/30/31 971,070
EUR 1,625,000 (e),(f) Spain Government International Bond 3 .250 04/30/34 1,874,422
EUR 975,000 (f) Spain Government International Bond 3 .150 04/30/35 1,106,553
EUR 2,175,000 (f) Spain Government International Bond 3 .900 07/30/39 2,561,742
EUR 7,200,000 (f) Spain Government International Bond 1 .200 10/31/40 5,863,398
TOTAL SPAIN 15,577,642
SUPRANATIONAL - 0.7%
EUR 650,000 (f) Banque Ouest Africaine de Developpement 2 .750 01/22/33 627,355
INR 33,000,000 Inter-American Development Bank 7 .000 04/17/33 384,280
INR 41,300,000 International Bank for Reconstruction & Development 5 .500 01/21/27 469,326
IDR 31,200,000,000 International Bank for Reconstruction & Development 6 .250 01/12/28 1,912,479
TOTAL SUPRANATIONAL 3,393,440
SWITZERLAND - 0.7%
CHF 1,625,000 Swiss Confederation Government Bond 0 .250 06/23/35 1,979,564
CHF 1,125,000 Swiss Confederation Government Bond 1 .250 06/27/37 1,509,384
TOTAL SWITZERLAND 3,488,948
THAILAND - 0.4%
THB 27,700,000 Thailand Government Bond 3 .450 06/17/43 1,025,745
THB 27,500,000 Thailand Government International Bond 3 .300 06/17/38 990,163
TOTAL THAILAND 2,015,908
TURKEY - 0.7%
TRY 42,000,000 Turkiye Government International Bond 12 .600 10/01/25 990,645
EUR 1,000,000 Turkiye Government International Bond 5 .875 05/21/30 1,202,493
EUR 1,075,000 Turkiye Government International Bond 5 .200 08/17/31 1,222,115
TOTAL TURKEY 3,415,253
UGANDA - 0.2%
UGX 4,000,000,000 Republic of Uganda Government Bonds 14 .250 06/22/34 981,874
TOTAL UGANDA 981,874
UKRAINE - 0.1%
250,000 (f) Ukraine Government International Bond 1 .750 02/01/29 152,500
363,440 (f) Ukraine Government International Bond 0 .000 02/01/35 171,726
73,700 (f) Ukraine Government International Bond 0 .000 02/01/36 34,823
TOTAL UKRAINE 359,049
UNITED KINGDOM - 5.7%
GBP 3,325,000 United Kingdom Gilt 3 .750 03/07/27 4,383,643
GBP 900,000 United Kingdom Gilt 1 .625 10/22/28 1,113,135
GBP 1,735,000 United Kingdom Gilt 0 .500 01/31/29 2,046,846
GBP 450,000 United Kingdom Gilt 0 .250 07/31/31 475,988
GBP 2,100,000 United Kingdom Gilt 4 .000 10/22/31 2,747,803
GBP 660,000 United Kingdom Gilt 3 .250 01/31/33 811,850
GBP 1,100,000 United Kingdom Gilt 0 .875 07/31/33 1,113,666
GBP 760,000 United Kingdom Gilt 4 .625 01/31/34 1,015,821
GBP 1,850,000 United Kingdom Gilt 4 .500 03/07/35 2,429,523
GBP 3,895,000 United Kingdom Gilt 1 .750 09/07/37 3,730,182

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM (continued)
GBP 1,300,000 United Kingdom Gilt 3 .750% 01/29/38 $ 1,541,177
GBP 1,450,000 United Kingdom Gilt 1 .250 10/22/41 1,110,858
GBP 900,000 United Kingdom Gilt 0 .875 01/31/46 538,594
GBP 1,200,000 United Kingdom Gilt 4 .250 12/07/49 1,350,095
GBP 2,760,000 United Kingdom Gilt 0 .625 10/22/50 1,307,241
GBP 1,725,000 United Kingdom Gilt 4 .375 07/31/54 1,944,627
TOTAL UNITED KINGDOM 27,661,049
UNITED STATES - 1.9%
$ 2,090,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .405 03/25/42 2,155,652
1,000,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .406 06/25/43 1,046,171
2,855,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 7 .005 07/25/43 2,954,624
1,100,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%) 6 .150 02/25/44 1,112,580
1,670,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .556 04/25/43 1,750,572
TOTAL UNITED STATES 9,019,599
URUGUAY - 0.5%
450,000 Oriental Republic of Uruguay 5 .250 09/10/60 404,100
UYU 81,250,000 Uruguay Government International Bond 8 .250 05/21/31 2,008,245
TOTAL URUGUAY 2,412,345
UZBEKISTAN - 0.4%
UZS 7,970,000,000 (f) Republic of Uzbekistan International Bond 16 .625 05/29/27 641,759
1,150,000 (f) Republic of Uzbekistan International Bond 6 .900 02/28/32 1,190,223
TOTAL UZBEKISTAN 1,831,982
TOTAL GOVERNMENT BONDS
(Cost $352,304,663) 330,838,993
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 4.1%
IRELAND - 1 .7%
837,843 (a),(f) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%), Series 2021
1A
6 .139 07/22/31 1,043,931
1,123,746 (a),(f) Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%), Series 2021 1A 4 .530 05/22/31 1,259,067
1,825,804 (a),(f) Frost CMBS DAC, (SONIA Interest Rate Benchmark + 2.900%), Series 2021 1A 7 .137 11/20/33 2,401,419
1,079,778 (a),(f) Last Mile Securities, (EURIBOR 3 M + 2.350%), Series 2021 1A 4 .477 08/17/31 1,234,489
347,448 (a),(f) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.300%), Series 2021 UK1A 5 .533 05/17/31 458,745
1,035,395 (a),(f) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.650%), Series 2021 UK1A 5 .887 05/17/31 1,368,944
297,813 (a),(f) Taurus UK DAC, (SONIA Interest Rate Benchmark + 2.600%), Series 2021 UK1A 6 .837 05/17/31 395,331
279,156 (a),(f) Thunder Logistics DAC, (EURIBOR 3 M + 2.550%), Series 2024 1A 4 .677 11/17/36 320,356
TOTAL IRELAND 8,482,282
ITALY - 0 .2%
860,940 (a),(f) Cassia SRL, (EURIBOR 3 M + 3.500%), Series 2022 1A 5 .560 05/22/34 981,606
TOTAL ITALY 981,606
UNITED STATES - 2 .2%
2,000,000 (a),(f) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 6 .706 04/15/34 1,824,625
825,000 (f) Avis Budget Rental Car Funding AESOP LLC, Series 2023 8A 6 .660 02/20/30 863,997
300,000 (a),(f) BX Commercial Mortgage Trust, Series 2024 PURE 5 .805 11/15/41 217,610
133,820 Carvana Auto Receivables Trust, Series 2021 N2 1 .270 03/10/28 129,741
1,000,000 (f) Cologix Data Centers US Issuer LLC, Series 2021 1A 3 .300 12/26/51 966,257
1,500,000 (a) COMM Mortgage Trust, Series 2015 CR24 4 .320 08/10/48 1,431,306
500,000 (f) Compass Datacenters Issuer III LLC, Series 2025 1A 5 .656 02/25/50 504,997
1,000,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08 7 .950 07/25/42 1,044,097
228,496 (f) Diamond Resorts Owner Trust, Series 2021 1A 2 .700 11/21/33 227,959
1,487,605 (a),(f) ELP Commercial Mortgage Trust, (TSFR1M + 2.781%), Series 2021 ELP 7 .123 11/15/38 1,487,932
1,350,000 (f) Frontier Issuer LLC, Series 2024 1 6 .190 06/20/54 1,386,385
98,455 (f) MVW LLC, Series 2021 1WA 1 .940 01/22/41 93,696
165,894 (f) Oportun Issuance Trust, Series 2021 B 1 .960 05/08/31 162,051
165,894 (f) Oportun Issuance Trust, Series 2021 B 3 .650 05/08/31 163,648
TOTAL UNITED STATES 10,504,301
TOTAL STRUCTURED ASSETS
(Cost $20,216,393) 19,968,189
TOTAL LONG-TERM INVESTMENTS
(Cost $470,878,676) 450,149,344

International Bond

Consolidated Portfolio of Investments July 31, 2025
(continued)
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
424,723 (k) State Street Navigator Securities Lending Government Money Market Portfolio 4 .320% (l) $ 424,723
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $424,723) 424,723
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 4.5%
REPURCHASE AGREEMENT - 2.8%
$ 13,172,000 (m) Fixed Income Clearing Corporation 4 .360 08/01/25 13,172,000
TOTAL REPURCHASE AGREEMENT 13,172,000
TREASURY DEBT - 1.7%
CAD 4,200,000 Canadian Treasury Bill 0 .000 01/14/26 2,993,985
JPY 575,000,000 Japan Treasury Discount Bill 0 .000 09/01/25 3,811,619
JPY 217,000,000 Japan Treasury Discount Bill 0 .000 09/29/25 1,437,981
TOTAL TREASURY DEBT 8,243,585
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,665,579) 21,415,585
TOTAL INVESTMENTS - 98.0%
(Cost $492,968,978) 471,989,652
OTHER ASSETS & LIABILITIES, NET - 2.0% 9,709,179
NET ASSETS - 100.0% $ 481,698,831
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Switzerland Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) All or a portion of this security is owned by Nuveen International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
(c) Perpetual security. Maturity date is not applicable.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.3% of Total Investments.
(e) All or a portion of this security is owned by Nuveen International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $126,375,591 or 26.8% of Total
Investments.
(g) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $407,537.
(h) When-issued or delayed delivery security.
(i) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 4.360% dated 7/31/25 to be repurchased at $13,173,595 on 8/1/25, collateralized by Government Agency Securities, with coupon rate
0.375% and maturity date 9/30/27, valued at $13,435,567.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 34,030,915 CNH 245,750,000 Australia and New Zealand Banking Group Limited 08/15/25 $ (92,142)
$ 1,204,657 EUR 1,047,682 Australia and New Zealand Banking Group Limited 10/10/25 1,682
$ 2,288,987 NZD 3,803,254 Australia and New Zealand Banking Group Limited 10/10/25 42,665
$ 994,210 NZD 1,658,151 Australia and New Zealand Banking Group Limited 10/10/25 14,854
$ 2,042,255 THB 66,472,324 Australia and New Zealand Banking Group Limited 08/13/25 5,929
$ 2,003,116 CHF 1,578,932 Bank of America, N.A. 10/10/25 41,652
$ 174,300,071 EUR 147,712,175 Bank of America, N.A. 10/10/25 4,920,752
$ 14,239,571 EUR 12,058,757 Bank of America, N.A. 10/10/25 393,389
$ 1,263,494 EUR 1,074,871 Bank of America, N.A. 10/10/25 30,955
$ 43,392,670 GBP 31,931,439 Bank of America, N.A. 10/10/25 1,193,045
$ 2,270,381 GBP 1,670,394 Bank of America, N.A. 10/10/25 60,524
$ 51,730,036 JPY 7,513,494,990 Bank of America, N.A. 10/10/25 1,501,959
$ 1,634,563 RON 7,604,531 Bank of America, N.A. 08/18/25 (73,147)
$ 21,135,757 CAD 28,765,829 Barclays Bank PLC 10/10/25 302,331
$ 1,101,813 MXN 20,651,214 Barclays Bank PLC 08/11/25 8,482
$ 845,609 CNH 6,046,301 Citibank N.A. 08/15/25 6,064
$ 1,837,679 CZK 38,565,877 Citibank N.A. 08/11/25 46,639
$ 987,024 CZK 21,024,099 Citibank N.A. 10/10/25 8,975
$ 4,307,917 IDR 70,217,330,000 Citibank N.A. 08/12/25 53,364
$ 13,960,097 KRW 19,119,190,000 Citibank N.A. 08/12/25 248,400
$ 842,921 PEN 3,008,015 Goldman Sachs 08/12/25 5,949
$ 3,007,579 CAD 4,148,756 Morgan Stanley Capital Services 10/10/25 2,875
$ 1,536,206 CHF 1,236,133 Morgan Stanley Capital Services 10/10/25 592
$ 1,513,231 EUR 1,312,742 Morgan Stanley Capital Services 10/10/25 7,930
$ 1,157,491 EUR 1,006,747 Morgan Stanley Capital Services 10/10/25 3,069
$ 789,916 HUF 269,345,282 Morgan Stanley Capital Services 08/11/25 21,868
$ 994,406 IDR 16,333,216,000 Morgan Stanley Capital Services 08/12/25 4,757
$ 998,165 NOK 10,055,376 Morgan Stanley Capital Services 10/10/25 25,080
$ 2,145,319 PLN 7,765,389 Morgan Stanley Capital Services 08/11/25 73,588
EUR 136,824 $ 161,484 Morgan Stanley Capital Services 10/10/25 (4,591)
EUR 553,900 $ 635,608 Morgan Stanley Capital Services 10/10/25 (459)
$ 758,234 ZAR 13,545,335 Morgan Stanley Capital Services 08/11/25 15,221
$ 7,797,127 AUD 11,931,701 Standard Chartered Bank 10/10/25 118,676
$ 3,016,251 CNH 21,795,731 Standard Chartered Bank 08/15/25 (10,146)
JPY 195,627,324 $ 1,327,544 Standard Chartered Bank 10/10/25 (19,766)
Total  $ 8,961,015
Total unrealized appreciation on forward foreign currency contracts  $ 9,161,266
Total unrealized depreciation on forward foreign currency contracts  $ (200,251)

International Bond

Consolidated Portfolio of Investments July 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
AUD Australian Dollar
CAD Canadian Dollar
CHF Switzerland Franc
CNH Chinese Yuan Renminbi Offshore
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
Fund Level 1 Level 2 Level 3 Total
International Bond
Long-Term Investments
:
Bank loan obligations $— $641,932 $— $641,932
Corporate bonds — 98,700,230 — 98,700,230
Government bonds — 330,838,993 — 330,838,993
Structured assets — 19,968,189 — 19,968,189
Investments purchased with collateral from securities lending 424,723 — — 424,723
Short-Term Investments
:
Repurchase agreement — 13,172,000 — 13,172,000
Treasury debt — 8,243,585 — 8,243,585
Investments in Derivatives
:
Forward foreign currency contracts* — 8,961,015 — 8,961,015
Total $424,723 $480,525,944 $— $480,950,667
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).